UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 91.6% (n)
1,000,000	0.091%, 02/21/13	999,793
1,811,880	0.097%, 02/28/13	1,811,444
1,500,000	0.103%, 02/14/13	1,499,678
1,000,000	0.105%, 01/24/13	999,842
1,000,000	0.106%, 02/07/13	999,802
1,500,000	0.108%, 01/10/13	1,499,820
2,236,172	0.110%, 12/27/12	2,235,997
1,990,801	0.112%, 12/06/12	1,990,770
917,000	0.112%, 01/17/13	916,866
1,582,466	0.121%, 12/20/12	1,582,365
1,859,277	0.123%, 12/13/12 (m)	1,859,201
150,000	0.152%, 04/25/13	149,908
1,000,000	0.154%, 01/31/13	999,739
1,500,000	0.155%, 12/14/12	1,499,916
25,000	0.185%, 10/17/13	24,959

		19,070,100

	U.S. Treasury Notes — 8.4%
25,000	0.125%, 09/30/13	24,984
50,000	0.500%, 10/15/13	50,131
25,000	0.500%, 11/15/13	25,068
250,000	0.625%, 01/31/13	250,209
160,000	0.625%, 02/28/13	160,182
250,000	1.000%, 07/15/13	251,230
517,000	1.375%, 01/15/13	517,767
25,000	1.375%, 03/15/13	25,081
199,000	1.375%, 05/15/13	200,046
25,000	2.500%, 03/31/13	25,189
25,000	2.750%, 10/31/13	25,580
185,000	3.500%, 05/31/13	188,016

		1,743,483

	Total Investments — 100.0% (Cost $20,813,583) *	20,813,583
	Other Assets in Excess of Liabilities — 0.0% (g)	2,542

	NET ASSETS — 100.0%	$20,816,125

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$20,813,583	$—	$20,813,583

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 11.1% (n)
	California — 11.1%
	California Statewide Communities Development Authority,
10,000	0.220%, 03/01/13	10,000
15,000	0.240%, 03/07/13	15,000
7,000	0.240%, 05/01/13 (m)	7,000
10,000	0.250%, 01/03/13	10,000
20,000	0.250%, 05/02/13	20,000
10,000	Contra Costa Water District, 0.220%, 12/12/12	10,000
12,500	Los Angeles County Capital Asset Leasing Corp., 0.230%, 12/19/12	12,500
	San Diego County Water Authority,
15,000	0.200%, 12/03/12	15,000
10,000	0.200%, 01/14/13	10,000
28,600	0.260%, 02/14/13	28,600
8,365	San Gabriel Valley Council of Governments, 0.310%, 02/14/13	8,365
10,300	Woodland Finance Authority, 0.220%, 01/14/13	10,300

	Total Commercial Paper (Cost $156,765)	156,765

Daily Demand Notes — 1.5%
	California — 1.5%
4,800	California Pollution Control Financing Authority, Burney Forest Products Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.170%, 12/03/12	4,800
3,570	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Morgan Stanley Bank, 0.180%, 12/03/12	3,570
10,860	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.180%, 12/03/12	10,860
2,400	University of California, Series ROCS-II-R-12328, Rev., VAR, AGM, LIQ: Citibank N.A., 0.180%, 12/03/12 (e)	2,400

	Total Daily Demand Notes (Cost $21,630)	21,630

Municipal Bonds — 9.5%
	California — 9.5%
20,000	California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series C, 0.300%, 06/28/13 (i)	20,000
20,000	City of Oakland, GO, TRAN, 1.000%, 06/28/13	20,087
5,000	Kern County California, GO, TRAN, 2.500%, 06/28/13	5,065
13,000	Los Angeles Unified School District, Series A-3, GO, TRAN, 2.500%, 02/28/13	13,072
8,500	Mendocino County, GO, TRAN, 2.000%, 06/28/13	8,584
6,800	Mountain View Los Atlos Unified High School District, GO, TRAN, 2.000%, 06/28/13	6,868
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, Rev., LIQ: Societe Generale, LOC: Societe Generale, 0.190%, 12/07/12	9,710
8,000	San Diego Unified School District, Series A-1, GO, TRAN, 2.000%, 01/31/13	8,024
42,000	State of California, Series A-2, RAN, 2.500%, 06/20/13	42,485

	Total Municipal Bonds (Cost $133,895)	133,895

Weekly Demand Notes — 71.0%
	California — 70.3%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, 0.170%, 12/07/12	4,545
7,280	ABAG Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A. , 0.210%, 12/07/12	7,280
4,050	ABAG Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 12/07/12	4,050
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.260%, 12/07/12	19,030
20,000	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.310%, 12/07/12	20,000
	Austin Trust,
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.220%, 12/07/12	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.220%, 12/07/12	6,665

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 12/07/12	8,680
	Barclays Capital Municipal Trust Receipts,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 12/07/12	8,140
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 12/07/12	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 12/07/12	7,500
21,967	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	21,967
6,450	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.190%, 12/07/12	6,450
4,800	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.210%, 12/07/12	4,800
13,175	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.130%, 12/07/12	13,175
13,000	California Health Facilities Financing Authority, Adventist Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 12/07/12	13,000
8,650	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 12/07/12	8,650
7,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.410%, 12/07/12 (e)	7,950
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/12	4,620
4,775	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of CA N.A. , 0.200%, 12/07/12	4,775
2,540	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.250%, 12/07/12	2,540
4,325	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/07/12	4,325
11,320	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/07/12	11,320
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.220%, 12/07/12	8,605
	California State University,
5,685	Series 3170X, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	5,685
6,225	Series ROCS RR II R-11568, Rev., VAR, BHAC-CR FSA, LIQ: Citibank N.A., 0.210%, 12/07/12	6,225
	California Statewide Communities Development Authority,
7,920	Series 2089, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	7,920
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12 (e)	26,430
400	California Statewide Communities Development Authority, Kaiser Permanente, Series L, Rev., VRDO, 0.150%, 12/07/12	400
5,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	5,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	1,970
3,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	3,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apts, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	2,700

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
3,110	California Statewide Communities Development Authority, Multi-Family Housing, Horizons Indio, Series F, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/12	3,110
4,537	California Statewide Communities Development Authority, Multi-Family Housing, Ivy Hill Apartments, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	4,537
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	8,350
1,400	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VRDO, FNMA, 0.190%, 12/07/12	1,400
6,840	California Statewide Communities Development Authority, Multi-Family Housing, Stoneridge Elk Grove, Series Q, Rev., VRDO, LOC: Citibank N.A., 0.170%, 12/07/12	6,840
13,665	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.170%, 12/07/12	13,665
8,840	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.160%, 12/07/12	8,840
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	3,950
9,500	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, LIQ: FNMA, 0.140%, 12/07/12	9,500
7,000	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.180%, 12/07/12	7,000
5,000	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.150%, 12/07/12	5,000
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	3,025
4,000	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/12	4,000
3,120	City of Palo Alto, Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.190%, 12/07/12	3,120
9,000	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	9,000
7,600	City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	7,600
9,000	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	9,000
600	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LOC: Bank of America N.A., 0.150%, 12/07/12	600
15,750	Contra Costa County Housing Authority, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	15,750
	Deutsche Bank Spears/Lifers Trust Various States,
8,425	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	8,425
8,330	Series DB-324, GO, VAR, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	8,330
8,365	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	8,365
25,040	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	25,040
11,600	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	11,600
8,260	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	8,260
16,605	Series DB-466, GO, VAR, NATL-RE FGIC, LIQ: Deutsche Bank AG, 0.260%, 12/07/12	16,605
3,265	Series DB-629, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	3,265

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
14,780	Series DB-634, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	14,780
8,127	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.260%, 12/07/12	8,127
333	Series DB-657, GO, VAR, AGC, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	333
10,000	Series DB-665, Rev., VAR, AGM, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	10,000
5,530	Series DB-681, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	5,530
10,605	Series DB-1114, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	10,605
15,520	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	15,520
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VAR, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	6,700
7,975	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	7,975
1,110	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	1,110
7,830	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12 (p)	7,830
10,000	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank , 0.290%, 12/07/12	10,000
2,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.200%, 12/07/12	2,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 12/07/12	490
8,255	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 12/07/12	8,255
3,100	Livermore Redevelopment Agency, Multifamily Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/12	3,100
2,700	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/12	2,700
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.250%, 12/07/12	1,586
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 12/07/12	2,900
425	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	425
10,000	Los Angeles County Metropolitan Transportation Authority, Series ROCS-RR-II-R-12239, Rev., VAR, NATL-RE, LIQ: Citibank N.A., 0.180%, 12/01/12	10,000
	Metropolitan Water District of Southern California,
7,190	Series A-1, Rev., VRDO, 0.150%, 12/07/12	7,190
2,760	Series A-2, Rev., VRDO, 0.150%, 12/07/12	2,760
3,250	Series B, Rev., VRDO, 0.150%, 12/07/12	3,250
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series A, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.230%, 12/07/12	15,750
20,000	Norwalk-La Mirada Unified School District, Series SG-169, GO, VRDO, FGIC, LIQ: Societe Generale, 0.190%, 12/07/12	20,000
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	2,135
3,700	Orange County, Riverbend Apartments, Series B, Rev., VRDO, FHLMC, LOC: FHLMC, 0.170%, 12/07/12	3,700
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/12	1,810

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
5,700	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.240%, 12/07/12	5,700
	Puttable Floating Option Tax-Exempt Receipts,
6,920	Series PT-4574, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 12/07/12	6,920
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Bank of America N.A. , 0.240%, 12/07/12	10,270
11,600	Rancho Water District Financing Authority, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12	11,600
	RBC Municipal Products, Inc. Trust,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.200%, 12/07/12	20,000
4,000	Series O, Rev., VAR, LIQ: Royal Bank of Canada, 0.150%, 12/07/12 (e)	4,000
8,855	Riverside Unified School District, Series 3017, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Morgan Stanley Bank, 0.310%, 12/07/12	8,855
23,900	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-48, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.230%, 12/07/12	23,900
1,300	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, VAR, FNMA, 0.190%, 12/07/12	1,300
	Sacramento Municipal Utility District,
6,700	Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 12/07/12	6,700
17,000	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12	17,000
3,945	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	3,945
	San Francisco City & County Airports Commission, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	7,410
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 12/07/12	19,465
30,790	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.280%, 12/07/12	30,790
1,000	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.210%, 12/07/12	1,000
1,000	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.210%, 12/07/12	1,000
4,180	San Jose Financing Authority, Civic Center, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	4,180
2,169	San Jose, Multi-Family Housing, Sunset Square Apartments Project, Series E, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/12	2,169
2,720	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.240%, 12/07/12	2,720
3,100	Santa Ana Housing Authority, Multi-Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/12	3,100
1,150	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	1,150
8,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	8,000
16,300	Santa Clara Valley Transportation Authority, Sales Tax, Series B, Rev., VRDO, 0.150%, 12/07/12	16,300
17,775	Southern California Public Power Authority, Series A, Rev., VRDO, AGM, 0.200%, 12/07/12	17,775
6,500	State of California, Series 2813, GO, VRDO, LIQ: Morgan Stanley Bank, 0.290%, 12/07/12	6,500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
26,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.190%, 12/07/12	26,000
4,015	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	4,015
4,200	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	4,200
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 05/09/13 (e)	19,750
6,000	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo Bank N.A., 0.300%, 01/17/13	6,000
8,700	Series 55C, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.300%, 12/07/12 (e)	8,700
8,615	Series 68Z, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.290%, 12/07/12 (e)	8,615

		994,694

	Puerto Rico — 0.7%
9,200	Commonwealth of Puerto Rico, Public Improvement, Series C, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.170%, 12/07/12	9,200

	Total Weekly Demand Notes (Cost $1,003,894)	1,003,894

Variable Rate Demand Preferred Shares — 6.6%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.280%, 12/07/12 # (e)	26,500
35,000	LIQ: Citibank N.A., 0.340%, 12/07/12 # (e)	35,000
7,000	Nuveen California Dividend Advantage Municipal Fund, LIQ: Citibank N.A., 0.340%, 12/07/12 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	10,000
9,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	9,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., 0.260%, 12/07/12 # (e)	6,000

	Total Variable Rate Demand Preferred Shares (Cost $93,500)	93,500

	Total Investments — 99.7% (Cost $1,409,684)*	1,409,684
	Other Assets in Excess of Liabilities — 0.3%	4,908

	NET ASSETS — 100.0%	$1,414,592

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
ICC	—	Insured Custody Certificates
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,409,684	$—	$1,409,684

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — 97.9% (t)
	California — 94.7%
	Certificate of Participation/Lease — 9.7%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	827
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,372
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,848
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,129
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,786
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,095
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,093
3,245	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	3,261
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,377
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,200
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,884
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,812
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,429
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,481
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,659
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	279
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,692
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,784
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,050

		30,058

	Education — 2.8%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,196
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	788
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,992
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,258
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,383
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,119

		8,736

	General Obligation — 32.9%
2,050	Acalanes Union High School District, GO, 4.000%, 08/01/20	2,462
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,551
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,116
1,001	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (i)	1,011
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	894
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	588
	City of Irvine, Improvement Bond Act of 1915, District No. 12-1,
825	2.000%, 09/02/13	835
500	3.000%, 09/02/14	519

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,977
1,600	El Camino Community College District, Series C, GO, Zero Coupon, 08/01/19	1,394
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	935
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	1,279
1,000	Fremont Unified School District, Alameda County, GO, 5.000%, 08/01/26	1,273
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	906
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,065
	Irvine Ranch Water District,
2,540	COP, GO, 5.000%, 03/01/25	3,061
1,500	COP, GO, 5.000%, 03/01/27	1,794
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,731
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,233
125	Series A, GO, FGIC, 6.000%, 07/01/15	143
1,000	Series I, GO, 5.000%, 07/01/25	1,213
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,152
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,179
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,297
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,923
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,697
1,210	Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,475
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	648
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL- RE, Zero Coupon, 08/01/21	1,075
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,133
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,152
1,015	GO, Zero Coupon, 08/01/25	686
1,500	GO, Zero Coupon, 08/01/26	971
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,325
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,248
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,669
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,242
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	992
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,626
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,352
2,000	San Francisco City & County, Series R1, GO, 5.000%, 06/15/20	2,557
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	2,020
1,000	GO, 5.000%, 08/01/25	1,245
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,800
1,000	San Mateo County Community College District, GO, 5.000%, 09/01/22	1,314
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,906
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,396
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,852

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
4,000	South San Francisco Unified School District, Series D, GO, Zero Coupon, 05/15/17	3,782
	State of California,
1,500	GO, 5.000%, 03/01/17	1,709
2,000	GO, 5.000%, 08/01/19	2,335
1,000	GO, 5.000%, 09/01/19	1,159
1,000	GO, 5.000%, 09/01/21	1,281
3,500	GO, 5.000%, 11/01/21	4,155
3,000	GO, 5.000%, 08/01/22	3,486
2,000	GO, 5.000%, 04/01/24	2,344
1,575	GO, 5.250%, 09/01/27	1,923
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,594
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,900
	State of California, Various Purpose,
2,310	GO, 5.250%, 10/01/22	2,844
1,000	GO, 5.500%, 04/01/23	1,227
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,833
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,365

		101,971

	Hospital — 3.0%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,098
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,877
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,244
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,050
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,693
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,745
500	Series E, Rev., 5.000%, 05/15/15	553

		9,260

	Housing — 0.7%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,032
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,057

		2,089

	Other Revenue — 17.9%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	838
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,326
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 08/15/18	1,194
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,218
	California State Department of Water Resources, Power Supply,
2,000	Series L, Rev., 5.000%, 05/01/14	2,133
1,000	Series N, Rev., 4.000%, 05/01/18	1,171
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,144
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., 5.000%, 05/01/17	1,161
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	640
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,210
1,500	Series B, Rev., 5.000%, 05/15/26	1,817
1,000	City of Los Angeles, Wastewater System, Series A, Rev., 5.000%, 06/01/19	1,254
2,430	City of Santa Rosa, Series A, Rev., 5.000%, 09/01/27	2,995
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,126
500	Eastern Municipal Water District, Series A, Rev., 4.000%, 07/01/17	574
1,000	Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,298

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,003
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,020
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	612
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,404
1,000	Series A, Rev., 5.000%, 05/15/27	1,198
750	Los Angeles Department of Water & Power, Power Systems, Series A, Rev., 5.000%, 07/01/15	838
	Los Angeles Harbor Department,
1,000	Series A, Rev., 5.000%, 08/01/21	1,244
1,000	Series B, Rev., 5.000%, 08/01/25	1,241
1,185	Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,500
	Metropolitan Water District of Southern California,
1,500	Series A, Rev., 5.000%, 10/01/29	1,886
2,000	Series F, Rev., 5.000%, 07/01/28	2,537
1,000	Port of Oakland, Series O, Rev., 5.000%, 05/01/17	1,159
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,487
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,245
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,817
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,455
2,000	San Francisco City & County Airports Commission, Second Series, Series A, Rev., AMT, 5.000%, 05/01/29	2,358
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,144
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,887
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,248
1,350	Series U, Rev., 5.000%, 05/15/14	1,442
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	706

		55,530

	Prerefunded — 2.0%
25	California State Department of Water Resources, Water Systems, Series J-3, Rev., 7.000%, 12/01/12 (p)	25
745	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	992
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,343
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,138
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,980
715	Rev., Zero Coupon, 01/01/19 (p)	673

		6,151

	Special Tax — 3.1%
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,001
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,482
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,057
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,468
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,395

		9,779

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 6.6%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,292
1,500	Series F, Rev., 5.000%, 04/01/25	1,825
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,101
1,250	Series E, Rev., 4.500%, 05/15/16	1,401
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,756
1,500	Series C, Rev., 5.000%, 08/01/14	1,615
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,126
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,633
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,791
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,773
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,064
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,225
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,785

		20,387

	Utility — 7.1%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,369
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,833
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,203
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,520
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,329
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,763
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,827
1,500	Series B, Rev., 5.250%, 07/01/23	1,851
2,000	Series B, Rev., AGM, 5.125%, 07/01/13 (p)	2,057
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,414

		22,166

	Water & Sewer — 8.9%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	3,045
2,500	Series AF, Rev., 5.000%, 12/01/25	3,028
1,500	Series AG, Rev., 5.000%, 12/01/24	1,873
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,116
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,127
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,025
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,829
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,845
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,116
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,258
1,000	Series E, Rev., 3.750%, 07/01/14	1,055
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,728
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,203
1,500	Series A, Rev., 5.000%, 05/15/25	1,803
2,000	Series B, Rev., 5.000%, 08/01/25	2,399
2,000	San Francisco City & County Public Utilities Commission, Series A, Rev., 5.000%, 11/01/16	2,339

		27,789

	Total California	293,916

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O'Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,215

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,230

	New York — 0.6%
	Other Revenue — 0.6%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/19	1,885

	Ohio — 0.2%
	Housing — 0.2%
670	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	683

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,174

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
455	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	574
300	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	330
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
20	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	23
120	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	128

	Total Puerto Rico	1,055

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	576

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,141

	Total Municipal Bonds (Cost $273,005)	303,875

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
3,898	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $3,898)	3,898

	Total Investments — 99.2% (Cost $276,903)	307,773
	Other Assets in Excess of Liabilities — 0.8%	2,573

	NET ASSETS — 100.0%	$310,346

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,870
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$30,870

Federal income tax cost of investments	$276,903

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$30,058	$—	$30,058
Education	—	8,736	—	8,736
General Obligation	—	100,960	1,011	101,971
Hospital	—	9,260	—	9,260
Housing	—	2,089	—	2,089
Other Revenue	—	55,530	—	55,530
Prerefunded	—	6,151	—	6,151
Special Tax	—	9,779	—	9,779
Transportation	—	20,387	—	20,387
Utility	—	22,166	—	22,166
Water & Sewer	—	27,789	—	27,789

Total California	—	292,905	1,011	293,916

Illinois
Transportation	—	2,215	—	2,215
Kentucky
Certificate of Participation/Lease	—	1,230	—	1,230
New York
Other Revenue	—	1,885	—	1,885
Ohio
Housing	—	683	—	683
Pennsylvania
Hospital	—	1,174	—	1,174
Puerto Rico
Other Revenue	—	1,055	—	1,055
South Carolina
General Obligation	—	576	—	576
Texas
Transportation	—	1,141	—	1,141

Total Municipal Bonds	—	302,864	1,011	303,875

Short-Term Investment
Investment Company	3,898	—	—	3,898

Total Investments in Securities	$3,898	$302,864	$1,011	$307,773

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities

California — General Obligation	$1,484	$—	$(7)	$(1)	$—	$(465)	$—	$—	$1,011

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(7,000).

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 0.3%
	Non-Agency CMO — 0.3%
177	Residential Accredit Loans, Inc., Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	178
115	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.500%, 03/25/19	119

	Total Collateralized Mortgage Obligations (Cost $291)	297

Commercial Mortgage-Backed Security — 0.3%
285	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e) (Cost $268)	284

Corporate Bonds — 77.4%
	Consumer Discretionary — 9.5%
	Auto Components — 0.2%
12	Dana Holding Corp., 6.750%, 02/15/21	13
135	Lear Corp., 8.125%, 03/15/20	151

		164

	Automobiles — 1.2%
1,000	Daimler Finance North America LLC, 2.950%, 01/11/17 (e)	1,053
240	Ford Motor Co., 7.450%, 07/16/31	301

		1,354

	Broadcasting & Cable TV — 1.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
200	5.250%, 09/30/22	202
170	6.500%, 04/30/21	183
25	7.000%, 01/15/19	27
200	7.375%, 06/01/20	223
60	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	64
20	CSC Holdings LLC, 6.750%, 11/15/21 (e)	22
	DISH DBS Corp.,
50	4.625%, 07/15/17	52
33	5.875%, 07/15/22	35
85	6.750%, 06/01/21	96
225	7.875%, 09/01/19	266
20	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	20
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	79
50	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19 (e)	51
150	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	164
	Virgin Media Finance plc, (United Kingdom),
200	4.875%, 02/15/22	205
67	8.375%, 10/15/19	77
250	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	276

		2,042

	Diversified Consumer Services — 0.4%
310	Service Corp. International, 8.000%, 11/15/21	383
20	Stewart Enterprises, Inc., 6.500%, 04/15/19	21

		404

	Gaming — 0.7%
40	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	41
75	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16	80
67	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	76
205	MGM Resorts International, 9.000%, 03/15/20	228
55	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	57
75	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	81
40	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e)	40
35	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	37
75	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	80

		720

	Hotels, Restaurants & Leisure — 0.6%
	Cinemark USA, Inc.,
25	7.375%, 06/15/21	27
40	8.625%, 06/15/19	44
35	DineEquity, Inc., 9.500%, 10/30/18	40
	Host Hotels & Resorts LP,
250	5.250%, 03/15/22	274
50	6.000%, 10/01/21	58
100	Speedway Motorsports, Inc., 6.750%, 02/01/19	105
60	Vail Resorts, Inc., 6.500%, 05/01/19	64

		612

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Durables — 0.8%
	D.R. Horton, Inc.,
140	5.625%, 01/15/16	152
135	6.500%, 04/15/16	150
18	DR Horton, Inc., 4.375%, 09/15/22	18
17	KB Home, 7.500%, 09/15/22	19
	Lennar Corp.,
16	4.750%, 12/15/17 (e)	16
55	6.950%, 06/01/18	62
70	12.250%, 06/01/17	94
12	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	13
30	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	30
15	Meritage Homes Corp., 7.000%, 04/01/22	16
20	PulteGroup, Inc., 7.625%, 10/15/17	23
	Standard Pacific Corp.,
60	8.375%, 01/15/21	69
100	10.750%, 09/15/16	122
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
25	7.750%, 04/15/20 (e)	26
130	Toll Brothers Finance Corp., 6.750%, 11/01/19	154

		964

	Media — 2.9%
	Cablevision Systems Corp.,
173	5.875%, 09/15/22	169
65	7.750%, 04/15/18	71
75	8.000%, 04/15/20	83
	Clear Channel Worldwide Holdings, Inc.,
19	6.500%, 11/15/22 (e)	19
51	6.500%, 11/15/22 (e)	51
125	Gannett Co., Inc., 9.375%, 11/15/17	139
	Hughes Satellite Systems Corp.,
25	6.500%, 06/15/19	27
8	7.625%, 06/15/21	9
75	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21	80
83	Lamar Media Corp., 5.000%, 05/01/23 (e)	83
45	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	50
235	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	234
160	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	176
60	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	63
1,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,105
	Univision Communications, Inc.,
40	6.750%, 09/15/22 (e)	41
35	6.875%, 05/15/19 (e)	36
100	Valassis Communications, Inc., 6.625%, 02/01/21	103
500	Walt Disney Co. (The), 5.875%, 12/15/17	615
80	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	82

		3,236

	Multiline Retail — 0.4%
33	Dollar General Corp., 4.125%, 07/15/17	35
	QVC, Inc.,
15	5.125%, 07/02/22 (e)	16
99	7.375%, 10/15/20 (e)	110
250	7.500%, 10/01/19 (e)	275

		436

	Specialty Retail — 0.5%
	Limited Brands, Inc.,
70	5.625%, 02/15/22	76
125	8.500%, 06/15/19	152
142	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	154
175	Toys R Us, Inc., 7.375%, 09/01/16 (e)	179

		561

	Total Consumer Discretionary	10,493

	Consumer Staples — 3.4%
	Beverages — 0.8%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	266
	Constellation Brands, Inc.,
40	6.000%, 05/01/22	46
25	7.250%, 09/01/16	29
110	7.250%, 05/15/17	129
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	179
245	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	266

		915

	Food & Staples Retailing — 1.0%
124	Ingles Markets, Inc., 8.875%, 05/15/17	133
500	Kroger Co. (The), 3.400%, 04/15/22	520
250	Rite Aid Corp., 8.000%, 08/15/20	281
	SUPERVALU, Inc.,
50	7.500%, 11/15/14	47

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
125	8.000%, 05/01/16	115

		1,096

	Food Products — 1.5%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	286
35	Dean Foods Co., 7.000%, 06/01/16	38
	JBS USA LLC/JBS USA Finance, Inc.,
35	7.250%, 06/01/21 (e)	34
33	8.250%, 02/01/20 (e)	34
15	11.625%, 05/01/14	17
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	942
250	Mondelez International, Inc., 4.125%, 02/09/16	274
59	Smithfield Foods, Inc., 6.625%, 08/15/22	63

		1,688

	Household Products — 0.1%
100	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	108

	Total Consumer Staples	3,807

	Energy — 8.2%
	Energy Equipment & Services — 2.0%
830	Baker Hughes, Inc., 5.125%, 09/15/40	1,016
200	Key Energy Services, Inc., 6.750%, 03/01/21	200
127	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	131
195	Oil States International, Inc., 6.500%, 06/01/19	207
125	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	131
20	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	20
150	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	159
48	Unit Corp., 6.625%, 05/15/21 (e)	49
300	Weatherford International, Inc., 6.350%, 06/15/17	341

		2,254

	Oil, Gas & Consumable Fuels — 6.2%
275	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	292
55	Alpha Natural Resources, Inc., 6.250%, 06/01/21	48
90	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	95
45	Antero Resources Finance Corp., 6.000%, 12/01/20 (e)	45
244	Apache Corp., 5.100%, 09/01/40	281
	Bill Barrett Corp.,
15	7.000%, 10/15/22	15
45	7.625%, 10/01/19	46
60	9.875%, 07/15/16	66
1,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	1,174
	Chesapeake Energy Corp.,
70	6.775%, 03/15/19	70
200	6.875%, 08/15/18	210
30	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	28
193	Cimarex Energy Co., 5.875%, 05/01/22	207
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	108
27	Comstock Resources, Inc., 9.500%, 06/15/20	29
	Concho Resources, Inc.,
130	6.500%, 01/15/22	142
100	7.000%, 01/15/21	110
74	CONSOL Energy, Inc., 8.250%, 04/01/20	79
190	Continental Resources, Inc., 5.000%, 09/15/22	201
53	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	52
200	El Paso LLC, 7.250%, 06/01/18	231
	EP Energy LLC/EP Energy Finance, Inc.,
24	6.875%, 05/01/19 (e)	26
80	9.375%, 05/01/20 (e)	89
16	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22 (e)	17
125	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	121
	Hilcorp Energy I LP/Hilcorp Finance Co.,
100	7.625%, 04/15/21 (e)	108
100	8.000%, 02/15/20 (e)	110
32	Inergy Midstream LP/Finance Corp., 6.000%, 12/15/20 (e)	33
16	Laredo Petroleum, Inc., 7.375%, 05/01/22	17
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
100	5.500%, 02/15/23	105
100	6.250%, 06/15/22	109
17	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	18
	Newfield Exploration Co.,
27	5.625%, 07/01/24	29
40	5.750%, 01/30/22	43
230	6.875%, 02/01/20	248
21	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	24

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
73	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	77
	Peabody Energy Corp.,
130	6.000%, 11/15/18	136
45	6.250%, 11/15/21	46
30	6.500%, 09/15/20	32
34	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	36
100	Pioneer Natural Resources Co., 7.500%, 01/15/20	127
	Plains Exploration & Production Co.,
53	6.500%, 11/15/20	54
53	6.875%, 02/15/23	55
	QEP Resources, Inc.,
27	5.250%, 05/01/23	28
45	5.375%, 10/01/22	48
225	6.875%, 03/01/21	258
	Range Resources Corp.,
42	5.000%, 08/15/22	44
90	5.750%, 06/01/21	95
215	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	234
70	Samson Investment Co., 9.750%, 02/15/20 (e)	74
	SM Energy Co.,
30	6.500%, 11/15/21	31
30	6.500%, 01/01/23	32
125	6.625%, 02/15/19	132
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
20	6.375%, 08/01/22 (e)	21
250	6.875%, 02/01/21	274
	Tesoro Corp.,
18	4.250%, 10/01/17	19
28	5.375%, 10/01/22	29
63	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	66
	WPX Energy, Inc.,
180	5.250%, 01/15/17	191
76	6.000%, 01/15/22	81

		6,846

	Total Energy	9,100

	Financials — 26.9%
	Capital Markets — 5.5%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	210
1,000	BlackRock, Inc., 5.000%, 12/10/19	1,191
	Blackstone Holdings Finance Co. LLC,
200	5.875%, 03/15/21 (e)	226
505	6.625%, 08/15/19 (e)	590
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	581
	Goldman Sachs Group, Inc. (The),
500	6.000%, 05/01/14	534
500	6.000%, 06/15/20	593
500	Jefferies Group, Inc., 8.500%, 07/15/19	586
1,000	Legg Mason, Inc., 5.500%, 05/21/19 (e)	1,099
500	Morgan Stanley, 4.100%, 01/26/15	520

		6,130

	Commercial Banks — 6.5%
	Bank of America Corp.,
100	5.420%, 03/15/17	109
500	5.875%, 01/05/21	598
100	7.800%, 09/15/16	117
280	VAR, 8.000%, 01/30/18 (x)	309
1,000	Barclays Bank plc, (United Kingdom), 2.750%, 02/23/15	1,034
	CIT Group, Inc.,
56	5.000%, 05/15/17	59
35	5.250%, 03/15/18	37
27	5.375%, 05/15/20	29
250	6.625%, 04/01/18 (e)	280
44	Countrywide Capital III, 8.050%, 06/15/27	51
857	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	942
500	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	545
650	PNC Bank N.A., 6.875%, 04/01/18	818
250	Rabobank Nederland N.V., (Netherlands), 3.375%, 01/19/17	269
30	Royal Bank of Scotland Group plc, (United Kingdom), 5.050%, 01/08/15	31
595	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.108%, 03/09/15	559
325	Wachovia Capital Trust III, VAR, 5.570%, 10/05/12 (x)	324
1,000	Wells Fargo & Co., 2.625%, 12/15/16	1,058

		7,169

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — 1.4%
	Ally Financial, Inc.,
285	7.500%, 09/15/20	343
70	8.000%, 11/01/31	89
150	American Express Co., 7.250%, 05/20/14	164
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	212
400	Capital One Bank USA N.A., 8.800%, 07/15/19	542
19	Community Choice Financial, Inc., 10.750%, 05/01/19	19
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	222

		1,591

	Diversified Financial Services — 5.4%
300	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	5
60	Cardtronics, Inc., 8.250%, 09/01/18	67
	Citigroup, Inc.,
500	6.375%, 08/12/14	542
55	VAR, 5.950%, 01/30/23	56
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	572
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	78
1,500	General Electric Capital Corp., 2.900%, 01/09/17	1,588
1,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,063
500	Hutchison Whampoa International 10 Ltd., (Cayman Islands), VAR, 6.000%, 10/28/15 (e) (x)	523
500	Hutchison Whampoa International 11 Ltd., (Cayman Islands), 4.625%, 01/13/22 (e)	560
	International Lease Finance Corp.,
265	6.250%, 05/15/19	280
226	8.250%, 12/15/20	263
25	8.625%, 01/15/22	30
25	8.875%, 09/01/17	29
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
62	5.625%, 03/15/20 (e)	64
62	5.875%, 03/15/22 (e)	65
150	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	161

		5,946

	Insurance — 5.8%
178	American International Group, Inc., VAR, 8.175%, 05/15/58	222
1,156	Berkshire Hathaway, Inc., 3.400%, 01/31/22	1,250
100	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	99
175	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	200
	Liberty Mutual Group, Inc.,
233	7.800%, 03/15/37 (e)	258
107	VAR, 10.750%, 06/15/58 (e)	159
306	Lincoln National Corp., 4.200%, 03/15/22	326
700	Massachusetts Mutual Life Insurance Co., 8.875%, 06/01/39 (e)	1,076
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	508
200	5.125%, 06/10/14 (e)	213
750	Nationwide Mutual Insurance Co., 8.250%, 12/01/31 (e)	951
1,000	New York Life Global Funding, 1.650%, 05/15/17 (e)	1,024
52	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	52
91	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	82

		6,420

	Real Estate Investment Trusts (REITs) — 2.2%
125	CBRE Services, Inc., 6.625%, 10/15/20	137
40	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	38
225	DuPont Fabros Technology LP, 8.500%, 12/15/17	247
	ERP Operating LP,
125	5.375%, 08/01/16	142
715	6.584%, 04/13/15	804
60	HCP, Inc., 3.750%, 02/01/16	64

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
500	Simon Property Group LP, 6.125%, 05/30/18	615
	Weyerhaeuser Co.,
36	7.125%, 07/15/23	43
225	7.375%, 03/15/32	288
29	8.500%, 01/15/25	39

		2,417

	Real Estate Management & Development — 0.1%
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19	27
58	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	60

		87

	Total Financials	29,760

	Health Care — 5.0%
	Biotechnology — 0.6%
500	Amgen, Inc., 6.150%, 06/01/18	612

	Health Care Equipment & Supplies — 0.0% (g)
15	Hologic, Inc., 6.250%, 08/01/20 (e)	16

	Health Care Providers & Services — 2.9%
500	Aetna, Inc., 6.000%, 06/15/16	583
25	Amsurg Corp., 5.625%, 11/30/20 (e)	25
85	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	89
100	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	108
	Fresenius Medical Care U.S. Finance II, Inc.,
42	5.625%, 07/31/19 (e)	45
38	5.875%, 01/31/22 (e)	41
	Fresenius Medical Care U.S. Finance, Inc.,
125	6.500%, 09/15/18 (e)	140
125	6.875%, 07/15/17	142
	HCA, Inc.,
70	4.750%, 05/01/23	71
175	5.875%, 03/15/22	190
160	6.500%, 02/15/20	180
325	7.875%, 02/15/20	365
220	Health Management Associates, Inc., 6.125%, 04/15/16	239
500	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	560
265	Omnicare, Inc., 7.750%, 06/01/20	293
	Tenet Healthcare Corp.,
20	4.750%, 06/01/20 (e)	20
30	6.250%, 11/01/18	33
100	10.000%, 05/01/18	114

		3,238

	Pharmaceuticals — 1.5%
	Endo Health Solutions, Inc.,
215	7.000%, 07/15/19	229
120	7.250%, 01/15/22	128
500	Hospira, Inc., 5.600%, 09/15/40	526
80	Mylan, Inc., 7.625%, 07/15/17 (e)	90
500	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	566
90	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	98
15	VPI Escrow Corp., 6.375%, 10/15/20 (e)	16

		1,653

	Total Health Care	5,519

	Industrials — 6.2%
	Aerospace & Defense — 1.6%
400	Boeing Co. (The), 7.950%, 08/15/24	600
	Esterline Technologies Corp.,
75	6.625%, 03/01/17	77
200	7.000%, 08/01/20	222
628	United Technologies Corp., 6.050%, 06/01/36	843

		1,742

	Airlines — 0.5%
286	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	294
175	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	193
38	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	41

		528

	Building Products — 0.6%
	Building Materials Corp. of America,
125	6.750%, 05/01/21 (e)	137
125	6.875%, 08/15/18 (e)	134
100	7.500%, 03/15/20 (e)	109
30	HD Supply, Inc., 8.125%, 04/15/19 (e)	34
	Masco Corp.,
265	5.950%, 03/15/22	294
9	7.125%, 03/15/20	11

		719

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.7%
	Clean Harbors, Inc.,
55	5.125%, 06/01/21 (e)	56
67	5.250%, 08/01/20	69
173	Covanta Holding Corp., 6.375%, 10/01/22	188
	Deluxe Corp.,
46	6.000%, 11/15/20 (e)	45
120	7.000%, 03/15/19	127
100	FTI Consulting, Inc., 6.750%, 10/01/20	106
70	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	74
	R.R. Donnelley & Sons Co.,
20	7.250%, 05/15/18	20
75	7.625%, 06/15/20	72

		757

	Construction & Engineering — 0.5%
	Dycom Investments, Inc.,
72	7.125%, 01/15/21 (e)	75
110	7.125%, 01/15/21	116
290	Tutor Perini Corp., 7.625%, 11/01/18	298
75	United Rentals North America, Inc., 9.250%, 12/15/19	85

		574

	Distributors — 0.1%
125	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	134

	Electrical Equipment — 0.0% (g)
30	Belden, Inc., 5.500%, 09/01/22 (e)	30
22	General Cable Corp., 5.750%, 10/01/22 (e)	23

		53

	Industrial Conglomerates — 0.3%
295	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	359

	Machinery — 0.7%
35	Actuant Corp., 5.625%, 06/15/22	36
175	AGCO Corp., 5.875%, 12/01/21	191
35	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	35
135	Briggs & Stratton Corp., 6.875%, 12/15/20	149
	CNH Capital LLC,
40	3.875%, 11/01/15 (e)	41
75	6.250%, 11/01/16 (e)	82
110	Griffon Corp., 7.125%, 04/01/18	116
105	SPX Corp., 6.875%, 09/01/17	118

		768

	Marine — 0.1%
39	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	40
30	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	28

		68

	Road & Rail — 0.7%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
55	8.250%, 01/15/19	61
15	9.625%, 03/15/18	17
	Hertz Corp. (The),
90	6.750%, 04/15/19	97
50	7.375%, 01/15/21	55
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
55	6.125%, 06/15/21	62
5	6.625%, 12/15/20	5
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 07/11/14 (e)	505

		802

	Trading Companies & Distributors — 0.3%
	Aircastle Ltd., (Bermuda),
13	6.250%, 12/01/19 (e)	13
125	9.750%, 08/01/18	141
200	Rexel S.A., (France), 6.125%, 12/15/19 (e)	207

		361

	Transportation Services — 0.0% (g)
8	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	9

	Total Industrials	6,874

	Information Technology — 3.9%
	Communications Equipment — 0.1%
50	Brightstar Corp., 9.500%, 12/01/16 (e)	53
	Nokia OYJ, (Finland),
23	5.375%, 05/15/19	21
24	6.625%, 05/15/39	20

		94

	Computers & Peripherals — 0.8%
500	Hewlett-Packard Co., 6.125%, 03/01/14	523

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — Continued
35	NCR Corp., 5.000%, 07/15/22 (e)	35
	Seagate HDD Cayman, (Cayman Islands),
100	6.875%, 05/01/20	105
160	7.000%, 11/01/21	167
25	Sealed Air Corp., 6.500%, 12/01/20 (e)	26

		856

	Electronic Equipment, Instruments & Components — 0.7%
40	Anixter, Inc., 5.625%, 05/01/19	42
592	Arrow Electronics, Inc., 7.500%, 01/15/27	739
13	Jabil Circuit, Inc., 4.700%, 09/15/22	13
31	Viasystems, Inc., 7.875%, 05/01/19 (e)	30

		824

	Internet Software & Services — 0.7%
500	eBay, Inc., 3.250%, 10/15/20	544
165	Equinix, Inc., 7.000%, 07/15/21	181

		725

	IT Services — 0.3%
	Fidelity National Information Services, Inc.,
13	5.000%, 03/15/22	13
30	7.625%, 07/15/17	33
50	7.875%, 07/15/20	56
95	First Data Corp., 6.750%, 11/01/20 (e)	96
35	iGATE Corp., 9.000%, 05/01/16	38
65	Lender Processing Services, Inc., 5.750%, 04/15/23	68
50	Unisys Corp., 6.250%, 08/15/17	52

		356

	Semiconductors & Semiconductor Equipment — 0.7%
	Amkor Technology, Inc.,
30	6.625%, 06/01/21	29
150	7.375%, 05/01/18	154
500	National Semiconductor Corp., 6.600%, 06/15/17	622

		805

	Software — 0.6%
95	Audatex North America, Inc., 6.750%, 06/15/18 (e)	102
235	Intuit, Inc., 5.750%, 03/15/17	273
99	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	102
200	Oracle Corp., 5.750%, 04/15/18	245

		722

	Total Information Technology	4,382

	Materials — 4.3%
	Chemicals — 0.8%
	Celanese US Holdings LLC,
30	4.625%, 11/15/22	31
200	6.625%, 10/15/18	220
	CF Industries, Inc.,
100	6.875%, 05/01/18	123
100	7.125%, 05/01/20	126
20	J.M. Huber Corp., 9.875%, 11/01/19 (e)	22
200	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	239
24	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	25
86	PolyOne Corp., 7.375%, 09/15/20	93

		879

	Construction Materials — 0.6%
100	CRH America, Inc., 6.000%, 09/30/16	113
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	82
40	Lafarge S.A., (France), 7.125%, 07/15/36	41
	Vulcan Materials Co.,
105	7.000%, 06/15/18	118
235	7.500%, 06/15/21	265

		619

	Containers & Packaging — 1.0%
	Ball Corp.,
250	5.000%, 03/15/22	265
100	7.375%, 09/01/19	111
65	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	71
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	7.125%, 04/15/19	432
150	7.875%, 08/15/19	165

		1,044

	Metals & Mining — 1.1%
43	AK Steel Corp., 7.625%, 05/15/20	36
	ArcelorMittal, (Luxembourg),
200	5.000%, 02/25/17	202
195	6.250%, 02/25/22	203
170	9.850%, 06/01/19	201
	FMG Resources August 2006 Pty Ltd., (Australia),
14	6.000%, 04/01/17 (e)	13
143	7.000%, 11/01/15 (e)	146
112	Kaiser Aluminum Corp., 8.250%, 06/01/20	123

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
14	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	15
	Steel Dynamics, Inc.,
56	6.125%, 08/15/19 (e)	58
56	6.375%, 08/15/22 (e)	59
70	7.625%, 03/15/20	77
	United States Steel Corp.,
85	7.375%, 04/01/20	87
27	7.500%, 03/15/22	27

		1,247

	Paper & Forest Products — 0.8%
100	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	106
225	Georgia-Pacific LLC, 7.750%, 11/15/29	310
150	NewPage Corp., 11.375%, 12/31/14 (d)	72
385	Resolute Forest Products, 10.250%, 10/15/18	440

		928

	Total Materials	4,717

	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 2.2%
600	BellSouth Corp., 6.875%, 10/15/31	741
300	Centel Capital Corp., 9.000%, 10/15/19	359
	Frontier Communications Corp.,
154	7.125%, 01/15/23	163
75	8.125%, 10/01/18	85
275	8.500%, 04/15/20	314
35	8.750%, 04/15/22	40
120	9.250%, 07/01/21	140
14	tw telecom holdings, inc., 5.375%, 10/01/22 (e)	15
	Windstream Corp.,
25	7.500%, 06/01/22	26
40	7.750%, 10/15/20	42
157	7.750%, 10/01/21	166
200	7.875%, 11/01/17	221
70	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	77

		2,389

	Wireless Telecommunication Services — 1.3%
175	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	186
100	NII Capital Corp., 7.625%, 04/01/21	69
6	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	6
69	Sprint Capital Corp., 6.900%, 05/01/19	75
	Sprint Nextel Corp.,
90	7.000%, 03/01/20 (e)	104
75	7.000%, 08/15/20	81
151	9.000%, 11/15/18 (e)	186
13	11.500%, 11/15/21	18
200	VimpelCom Holdings B.V., (Netherlands), 7.504%, 03/01/22 (e)	218
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	549

		1,492

	Total Telecommunication Services	3,881

	Utilities — 6.5%
	Electric Utilities — 3.3%
210	Detroit Edison Co. (The), 6.625%, 06/01/36	306
	DPL, Inc.,
15	6.500%, 10/15/16	16
275	7.250%, 10/15/21	290
1,000	Entergy Texas, Inc., 3.600%, 06/01/15	1,056
150	Ipalco Enterprises, Inc., 5.000%, 05/01/18	154
500	Northern States Power Co., 6.500%, 03/01/28	684
245	Public Service Co. of New Mexico, 7.950%, 05/15/18	298
500	Southern California Edison Co., 6.650%, 04/01/29	669
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	210

		3,683

	Gas Utilities — 0.5%
	Atmos Energy Corp.,
250	4.950%, 10/15/14	269
200	8.500%, 03/15/19	271

		540

	Independent Power Producers & Energy Traders — 1.3%
250	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	267
	Calpine Corp.,
273	7.500%, 02/15/21 (e)	302
87	7.875%, 01/15/23 (e)	97
149	Midwest Generation LLC, 8.560%, 01/02/16	139

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
	NRG Energy, Inc.,
29	6.625%, 03/15/23 (e)	30
250	7.625%, 05/15/19	266
350	7.875%, 05/15/21	387

		1,488

	Multi-Utilities — 1.1%
1,000	Dominion Resources, Inc., 5.250%, 08/01/33	1,169
33	Puget Energy, Inc., 5.625%, 07/15/22 (e)	35

		1,204

	Water Utilities — 0.3%
250	American Water Capital Corp., 6.085%, 10/15/17	297

	Total Utilities	7,212

	Total Corporate Bonds (Cost $81,371)	85,745

Foreign Government Security — 0.3%
250	Province of Quebec, (Canada), 6.350%, 01/30/26 (Cost $301)	341

Municipal Bonds — 4.1% (t)
	District of Columbia — 1.1%
1,000	District of Columbia Water & Sewer Authority, Series A, Rev., 5.500%, 10/01/39	1,188

	New York — 0.7%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	123
500	Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.647%, 11/01/40	614

		737

	Oklahoma — 0.1%
100	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	123

	Oregon — 1.1%
1,000	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	1,263

	Pennsylvania — 1.1%
1,000	Pennsylvania Turnpike Commission, Subordinated Special Motor License Fund, Series 2011, Rev., 6.000%, 12/01/36	1,257

	Total Municipal Bonds (Cost $3,949)	4,568

U.S. Treasury Obligations — 3.9%
1,550	U.S. Treasury Bonds, 3.750%, 08/15/41 (m)	1,867
	U.S. Treasury Notes,
900	1.375%, 11/30/18 (m)	929
1,400	2.000%, 11/15/21 (m)	1,469

	Total U.S. Treasury Obligations (Cost $4,042)	4,265

SHARES
Common Stock — 0.1%
	Financials — 0.1%
	Diversified Financial Services — 0.1%
6	Capmark Financial Group, Inc. (a) (Cost $54)	115
Preferred Stock — 0.0%
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
1	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a) (Cost $25)	28

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 1.2%
	Consumer Discretionary — 0.2%
	Automobiles — 0.1%
134	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	136

	Broadcasting & Cable TV — 0.0% (g)
25	Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	25

	Hotels, Restaurants & Leisure — 0.1%
26	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	26

	Household Durables — 0.0% (g)
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan,
1	VAR, 5.000%, 10/01/19	1
5	VAR, 5.000%, 10/01/19	5
10	VAR, 5.000%, 10/01/19	10
7	VAR, 5.000%, 10/01/19	7
1	VAR, 5.000%, 10/01/19	1
1	VAR, 5.000%, 10/01/19	1

		25

	Total Consumer Discretionary	212

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.1%
85		SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	86

		Energy — 0.3%
		Oil, Gas & Consumable Fuels — 0.3%
38		Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	38
149		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	149
75		NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	76
111		Tallgrass Energy, Term Loan, VAR, 5.250%, 11/13/18	112

		Total Energy	375

		Financials — 0.2%
		Consumer Finance — 0.2%
200		GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13	200

		Total Financials	200

		Health Care — 0.1%
		Pharmaceuticals — 0.1%
		Aptalis Pharma, Inc., Term Loan,
133		VAR, 5.500%, 02/10/17	133
14		VAR, 5.500%, 02/10/17	15
		Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
8		VAR, 5.250%, 09/15/17	8
16		VAR, 5.250%, 09/15/17	17

		Total Health Care	173

		Industrials — 0.2%
		Aerospace & Defense — 0.0% (g)
47		Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	47

		Commercial Services & Supplies — 0.1%
27		ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19	28
20		Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	20
35		Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	34

			82

		Machinery — 0.1%
50		WireCo World Group, Term Loan, VAR, 6.000%, 02/15/17	50

		Total Industrials	179

		Materials — 0.1%
		Chemicals — 0.0% (g)
		PL Propylene LLC, Term Loan,
26		VAR, 7.000%, 03/27/17	26
– (h	)	VAR, 7.000%, 03/27/17	— (h	)

			26

		Metals & Mining — 0.1%
80		FMG Resources August 2006 Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	80

		Total Materials	106

		Total Loan Participations & Assignments (Cost $1,312)	1,331

SHARES
Short-Term Investments — 11.5%
		Investment Companies — 11.5%
10,022		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) †	10,022
2,700		JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.020%, (b) (l)	2,700

		Total Short-Term Investments (Cost $12,722)	12,722

		Total Investments — 99.1% (Cost $104,335)	109,696
		Other Assets in Excess of Liabilities — 0.9%	1,020

		NET ASSETS — 100.0%	$110,716

Percentages indicated are based on net assets.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
BNP Paribas:
Time Warner Cable, Inc., 5.850%, 05/01/17	1.000% quarterly	12/20/17	1.082	$1,000	$2		$5
Union Bank of Switzerland AG:
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR 150	—	(h)	(4)

					$2		$1

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, New York:
CDX.NA.IG.9.V4	0.700% quarterly	12/20/14	0.055%	$4,500	$(93)	$106

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	6/20/13	1.722	$500	$14	$2
Best Buy Co., Inc., 5.500%, 03/15/21	1.000% quarterly	6/20/15	8.159	1,000	(159)	82
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	430	20	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	190	9	2
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.915	80	3	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.915	50	2	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.915	50	2	—	(h)
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	250	3	39
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	8
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	50	1	1
DIRECTV Holdings LLC, 3.500%, 03/01/16	1.000% quarterly	12/20/17	1.757	1,000	(34)	27
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	3/20/14	2.933	600	22	30

Citibank, N.A.:
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	— (h)	1
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	9/20/16	2.400	50	5	(2)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	560	13	8
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	90	2	— (h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/13	4.091	50	1	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	2	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	2	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	2	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/14	2.168	50	3	2
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	9/20/14	2.447	100	6	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196	650	(80)	26
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	9/20/16	2.400	50	5	(1)
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	3/20/13	5.882	560	4	10
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	850	(53)	32
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	200	9	9
Royal Bank of Scotland:
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	150	1	2
Union Bank of Switzerland AG:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	7
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	6/20/13	0.360	40	2	(3)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	9/20/14	10.288	50	(4)	7

					$(192)	$347

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate
in effect as of November 30, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown as per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
†	—	Approximately $160,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,591
Aggregate gross unrealized depreciation	(230)

Net unrealized appreciation/depreciation	$5,361

Federal income tax cost of investments	$104,335

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Financials	$115	$—	$—		$115

Preferred Stock
Financials	28	—	—		28

Debt Securities
Collateralized Mortgage Obligations
Non-Agency CMO	—	297	—		297
Commercial Mortgage-Backed Security	—	284	—		284
Corporate Bonds
Consumer Discretionary	—	10,493	—		10,493
Consumer Staples	—	3,807	—		3,807
Energy	—	9,100	—		9,100
Financials	—	29,755	5		29,760
Health Care	—	5,519	—		5,519
Industrials	—	6,346	528		6,874
Information Technology	—	4,382	—		4,382
Materials	—	4,717	—		4,717
Telecommunication Services	—	3,881	—		3,881
Utilities	—	7,073	139		7,212

Total Corporate Bonds	—	85,073	672		85,745

Foreign Government Securities	—	341	—		341
Municipal Bonds	—	4,568	—		4,568
U.S. Treasury Obligations	—	4,265	—		4,265
Loan Participations & Assignments
Consumer Discretionary	—	212	—		212
Consumer Staples	—	86	—		86
Energy	—	375	—		375
Financials	—	200	—		200
Health Care	—	173	—		173
Industrials	—	179	—		179
Materials	—	106	—		106

Total Loan Participations & Assignments	—	1,331	—		1,331

Short-Term Investments
Investment Companies	12,722	—	—		12,722

Total Investments in Securities	$12,865	$96,159	$672	*	$109,696

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$335	$—		$335

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(164)	$—		$(164)

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $672,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Corporate Bonds - Financials	$—	$—	$3	$—	$—	$—	$2	$—	$5
Corporate Bonds - Industrials	—	—	20	— (a)	—	(30)	538	—	528
Corporate Bonds - Utilities	—	—	(11)	(1)	—	(26)	177	—	139

Total	$—	$—	$12	$(1)	$—	$(56)	$717	$—	$672

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $12,000.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 23.4%
300	Banco Del Estado De Chile, (Chile), 0.380%, 12/05/12	300
300	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 0.520%, 01/28/13	300
300	DNB Bank ASA, (Norway), 0.245%, 02/19/13	300
250	National Bank of Canada, (Canada), 0.380%, 02/08/13	250
250	Nordea Bank Finland plc, (Finland), 0.792%, 02/07/13	251
300	Norinchukin Bank Ltd., (Japan), 0.270%, 01/18/13	300
350	Rabobank Nederland N.V., (Netherlands), 0.425%, 01/18/13	350
300	Shizuoka Bank, (Japan), 0.300%, 02/28/13	300

	Total Certificates of Deposit (Cost $2,350)	2,351

Commercial Paper — 53.4% (n)
300	ABN Amro Funding USA LLC, 0.300%, 02/08/13 (e) (m)	300
250	Atlantis One Funding Corp., 0.612%, 01/04/13 (e)	250
300	Barclays Bank plc, (United Kingdom), 0.341%, 02/19/13 (e)	300
290	Barton Capital LLC, 0.281%, 12/03/12 (e)	290
300	Commonwealth Bank of Australia, (Australia), 0.263%, 03/11/13 (e)	300
350	Credit Suisse, (Switzerland), 0.251%, 02/04/13	350
300	Erste Abwicklungsanstalt, (Germany), 0.461%, 03/22/13 (e)	299
350	Kells Funding LLC, 0.475%, 01/23/13 (e)	350
300	Matchpoint Master Trust, 0.351%, 02/14/13 (e)	300
300	Mizuho Funding LLC, 0.250%, 01/25/13 (e)	300
300	Mont Blanc Capital Corp., 0.330%, 01/07/13 (e)	300
421	Natixis US Finance Co. LLC, 0.200%, 12/03/12	421
300	PB Finance Delaware, Inc., 0.661%, 12/20/12 (e)	300
300	Royal Park Investments Funding Corp., 0.853%, 12/14/12 (e)	300
350	Sumitomo Mitsui Banking Corp., (Japan), 0.501%, 01/23/13 (e)	350
300	Suncorp Group Ltd., (Australia), 0.451%, 02/12/13 (e)	300
350	Toyota Motor Credit Corp., 0.270%, 04/24/13	349

	Total Commercial Paper (Cost $5,359)	5,359

Corporate Bonds — 13.2%
	Financials — 13.2%
	Commercial Banks — 9.7%
275	HSBC Bank plc, (United Kingdom), VAR, 0.725%, 01/18/13 (e)	275
200	Royal Bank of Canada, (Canada), 2.100%, 07/29/13	202
200	U.S. Bancorp, 2.125%, 02/15/13	201
300	Westpac Banking Corp., (Australia), 2.100%, 08/02/13	304

		982

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.604%, 05/10/13 (e)	350

	Total Corporate Bonds (Cost $1,331)	1,332

Foreign Government Security — 2.0%
200	Export Development Canada, (Canada), 0.350%, 05/24/13 (e) (Cost $200)	200

Repurchase Agreement — 1.5%
150	RBS Securities, Inc., 1.430%, dated 11/30/12, due 03/05/13, repurchase price $151, collateralized by Federal National Mortgage Association, 2.500%, due 02/01/22, with a value of $156. (i) (Cost $150)	150

U.S. Government Agency Security — 1.5%
150	Federal Home Loan Bank, 0.180%, 01/10/13 (Cost $150)	150

U.S. Treasury Obligations — 5.1%
	U.S. Treasury Notes,
200	1.750%, 04/15/13	201
300	3.125%, 09/30/13	307

	Total U.S. Treasury Obligations (Cost $509)	508

SHARES
Investment Company — 0.0% (g)
– (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $– (h))	—	(h)

	Total Investments — 100.1% (Cost $10,049)	10,050
	Liabilities in Excess of Other Assets — (0.1)%	(9)

	NET ASSETS — 100.0%	$10,041

Percentages indicated are based on net assets.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$1

Federal income tax cost of investments	$10,049

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—		$2,351	$—		$2,351
Commercial Paper	—		5,359	—		5,359
Corporate Bonds - Financials	—		982	350		1,332
Foreign Government Security	—		200	—		200
Repurchase Agreement	—		150	—		150
U.S. Government Agency Security	—		150	—		150
U.S. Treasury Obligations	—		508	—		508
Investment Company	—	(a)	—	—		—	(a)

Total Investments in Securities	$—	(a)	$9,700	$350	*	$10,050

(a)	Amount rounds to less than $1,000.
*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $350,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Corporate Bonds - Financials	$—	$—	$—	(a)	$—	$—	$—	$350	$—	$350

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to less than $1,000.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESRIPTION (t)	VALUE($)
Repurchase Agreements — 61.9%
800,000	Barclays Capital, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $800,015, collateralized by Federal Home Loan Bank, 2.500%, due 07/05/22, with a value of $817,445. (m)	800,000
2,000,000	Deutsche Bank Securities, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $2,000,038, collateralized by U.S. Treasury Notes, 0.250%, due 11/30/14, with a value of $,2040,074.	2,000,000
602,000	Merrill Lynch PFS, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $602,012, collateralized by Federal National Mortgage Association, 3.500%, due 11/01/42, with a value of $614,041.	602,000
800,000	Morgan Stanley & Co. LLC, 0.190%, dated 11/30/12, due 12/05/12, repurchase price $800,021, collateralized by Federal National Mortgage Association, 3.500%, due 06/01/27, with a value of $816,179.	800,000
2,000,000	RBS Securities, Inc., 0.260%, dated 11/30/12, due 12/03/12, repurchase price $2,000,043, collateralized by Government National Mortgage Association, 4.000%, due 07/20/26, with a value of $2,040,123.	2,000,000

	Total Repurchase Agreements (Cost $6,202,000)	6,202,000

Time Deposits — 38.2%
425,000	Bank of Nova Scotia, 0.180%, 12/03/12	425,000
425,000	Citibank N.A., 0.210%, 12/04/12	425,000
425,000	Commerzbank AG, 0.250%, 12/04/12	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.210%, 12/04/12	425,000
425,000	Credit Industriel Et Commercial, 0.210%, 12/04/12	425,000
425,000	DZ Bank AG, 0.180%, 12/03/12	425,000
425,000	ING Bank N.V., 0.200%, 12/05/12	425,000
425,000	Lloyds TSB Bank plc, 0.200%, 12/04/12	425,000
425,000	Royal Bank of Scotland plc, 0.230%, 12/05/12	425,000

	Total Time Deposits (Cost $3,825,000)	3,825,000

	Total Investments — 100.1% (Cost $10,027,000)*	10,027,000

	Liabilities in Excess of Other Assets — (0.1)%	(13,458)

	NET ASSETS — 100.0% $	10,013,542

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m) —	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, and delayed delivery securities.
(t) —	The date shown represents the earliest of the next put date, next demand date or final maturity date.
* —	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,027,000	$—	$10,027,000

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”).Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 28.2%
	Austria — 0.5%
	OGX Austria GmbH,
2,175	8.375%, 04/01/22 (e) (m)	1,773
1,650	Reg. S., 8.500%, 06/01/18	1,435

		3,208

	Brazil — 1.5%
	Caixa Economica Federal,
2,500	2.375%, 11/06/17 (e) (m)	2,472
2,380	3.500%, 11/07/22 (e) (m)	2,404
3,160	Centrais Eletricas Brasileiras S.A., Reg. S., 5.750%, 10/27/21	3,452
1,420	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/22 (e) (m)	1,406

		9,734

	Canada — 0.3%
1,670	First Quantum Minerals Ltd., 7.250%, 10/15/19 (e) (m)	1,678

	Cayman Islands — 1.6%
3,550	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	3,950
1,620	China Shanshui Cement Group Ltd., 10.500%, 04/27/17 (e) (m)	1,822
1,630	Country Garden Holdings Co., Ltd., Reg. S., 11.125%, 02/23/18	1,879
1,550	Grupo Aval Ltd., 4.750%, 09/26/22 (e) (m)	1,562
1,090	Industrial Senior Trust, 5.500%, 11/01/22 (e) (m)	1,090

		10,303

	Chile — 0.3%
1,020	CFR International SpA, 5.125%, 12/06/22 (e)	1,037
780	Telefonica Chile S.A., 3.875%, 10/12/22 (e)	767

		1,804

	Croatia — 0.3%
2,210	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e) (m)	2,321

	Georgia — 0.3%
1,660	JSC Georgian Railway, 7.750%, 07/11/22 (e) (m)	1,876

	Indonesia — 2.8%
1,780	Majapahit Holding B.V., Reg. S., 7.750%, 01/20/20	2,234
	Pertamina Persero PT,
4,070	5.250%, 05/23/21 (e) (m)	4,523
3,020	6.000%, 05/03/42 (e) (m)	3,409
4,350	6.500%, 05/27/41 (e) (m)	5,176
3,340	Standard Chartered Bank, CLN, 8.250%, 06/17/32 (linked to Indonesia Government Bond, 8.250%, 06/15/32; credit rating BB+) (e) (i)	3,405

		18,747

	Ireland — 0.8%
4,850	Vnesheconombank Via VEB Finance plc, 5.375%, 02/13/17 (e)	5,244

	Kazakhstan — 2.3%
	Development Bank of Kazakhstan JSC,
450	6.000%, 03/23/26	459
900	Reg. S., 5.500%, 12/20/15	976
4,258	Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/42 (e) (m)	5,259
	KazMunayGas National Co. JSC,
822	6.375%, 04/09/21 (e) (m)	1,007
3,760	Reg. S., 7.000%, 05/05/20	4,662
1,300	Reg. S., 9.125%, 07/02/18	1,716
1,460	Zhaikmunai LLP, 7.125%, 11/13/19 (e)	1,501

		15,580

	Luxembourg — 0.7%
1,290	Minerva Luxembourg S.A., 12.250%, 02/10/22 (e) (m)	1,525
1,750	QGOG Constellation S.A., 6.250%, 11/09/19 (e)	1,763
1,360	VTB Bank OJSC Via VTB Capital S.A., 6.950%, 10/17/22 (e)	1,433

		4,721

	Mexico — 6.9%
2,080	Mexichem S.A.B de C.V., 6.750%, 09/19/42 (e) (m)	2,267
1,300	Mexico Generadora de Energia S. de R.L., 5.500%, 12/06/32 (e)	1,300
	Pemex Project Funding Master Trust,
458	5.750%, 03/01/18 (m)	535
7,625	6.625%, 06/15/35 (m)	9,645
	Petroleos Mexicanos,
5,650	4.875%, 01/24/22 (m)	6,385
7,885	5.500%, 01/21/21 (m)	9,225
10,160	5.500%, 06/27/44	11,125
2,690	6.000%, 03/05/20 (m)	3,215
MXN 29,000	7.650%, 11/24/21 (e)	2,405

		46,102

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands — 0.3%
1,979	WPE International Cooperatief UA, 10.375%, 09/30/20 (e)	1,702

	Paraguay — 0.1%
890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	943

	Peru — 0.4%
2,280	Banco de Credito del Peru, VAR, 6.125%, 04/24/27 (e) (m)	2,537

	Philippines — 0.8%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	898
2,930	7.390%, 12/02/24 (e)	4,121

		5,019

	Russia — 0.3%
1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	2,190

	South Africa — 0.6%
3,751	Eskom Holdings SOC Ltd., Reg. S., 5.750%, 01/26/21	4,211

	Sri Lanka — 0.3%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,842

	Thailand — 0.3%
1,730	PTT Global Chemical PCL, 4.250%, 09/19/22 (e) (m)	1,784

	Turkey — 0.4%
1,800	Turkiye Is Bankasi, 6.000%, 10/24/22 (e)	1,906
890	Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/22 (e)	890

		2,796

	United Arab Emirates — 0.3%
	Dubai Electricity & Water Authority,
670	7.375%, 10/21/20 (e) (m)	810
930	Reg. S., 7.375%, 10/21/20	1,123

		1,933

	United Kingdom — 0.6%
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	910
745	Oschadbank Via State Savings Bank of Ukraine, 8.250%, 03/10/16	710
2,230	Vedanta Resources plc, Reg. S., 8.250%, 06/07/21	2,408

		4,028

	United States — 0.7%
2,490	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	2,683
1,970	Southern Copper Corp., 5.250%, 11/08/42	1,929

		4,612

	Venezuela — 4.8%
	Petroleos de Venezuela S.A.,
10,971	4.900%, 10/28/14	10,340
26,463	5.375%, 04/12/27	18,061
1,007	Reg. S., 9.000%, 11/17/21	901
2,987	Reg. S., 9.750%, 05/17/35	2,688

		31,990

	Total Corporate Bonds (Cost $171,321)	186,905

Foreign Government Securities — 69.6%
	Argentina — 0.7%
300	Provincia de Buenos Aires, Reg. S., 10.875%, 01/26/21	201
	Republic of Argentina,
5,700	8.280%, 12/31/33 (m)	3,619
2,863	SUB, 2.500%, 12/31/38 (m)	941

		4,761

	Aruba — 0.4%
2,485	Government of Aruba, 4.625%, 09/14/23 (e) (m)	2,480

	Bahrain — 0.6%
3,890	Kingdom of Bahrain, 6.125%, 07/05/22 (e) (m)	4,226

	Belarus — 0.7%
	Republic of Belarus,
2,795	8.750%, 08/03/15	2,816
1,744	8.950%, 01/26/18	1,740

		4,556

	Bermuda — 0.3%
1,830	Government of Bermuda, 4.138%, 01/03/23 (e) (m)	1,940

	Brazil — 4.3%
	Banco Nacional de Desenvolvimento Economico e Social,
1,450	6.369%, 06/16/18 (e) (m)	1,718
2,251	6.500%, 06/10/19 (e) (m)	2,758
BRL 1,160	Brazil Notas do Tesouro Nacional Serie B, 13.000%, 08/15/20	1,430

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Brazil –– Continued
BRL 3,120	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17	1,582
	Federal Republic of Brazil,
1,110	7.125%, 01/20/37 (m)	1,712
6,331	8.250%, 01/20/34 (m)	10,667
BRL 10,090	8.500%, 01/05/24	5,525
1,658	12.250%, 03/06/30 (m)	3,374

		28,766

	Colombia — 1.1%
	Republic of Colombia,
4,680	4.375%, 07/12/21 (m)	5,417
1,490	6.125%, 01/18/41 (m)	2,049

		7,466

	Costa Rica — 0.6%
	Republic of Costa Rica,
1,890	4.250%, 01/26/23 (e) (m)	1,900
467,250	9.430%, 06/29/22	914
810	Reg. S., 9.995%, 08/01/20	1,118

		3,932

	Croatia — 1.1%
	Republic of Croatia,
790	6.375%, 03/24/21 (e) (m)	904
1,200	Reg. S., 6.250%, 04/27/17	1,320
2,665	Reg. S., 6.625%, 07/14/20	3,085
1,550	Reg. S., 6.750%, 11/05/19	1,794

		7,103

	Dominican Republic — 0.7%
	Government of Dominican Republic,
1,353	Reg. S., 7.500%, 05/06/21	1,576
2,775	Reg. S., 9.040%, 01/23/18	3,150

		4,726

	Ecuador — 0.3%
2,187	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	2,187

	Egypt — 0.4%
2,484	Egypt Government International Bond, Reg. S., 5.750%, 04/29/20	2,571

	El Salvador — 0.8%
1,315	El Salvador Government International Bond, 5.875%, 01/30/25 (e)	1,321
	Republic of El Salvador,
1,279	8.250%, 04/10/32 (e) (m)	1,509
2,080	Reg. S., 7.375%, 12/01/19	2,371
140	Reg. S., 7.650%, 06/15/35	156

		5,357

	Georgia — 0.1%
650	Republic of Georgia, Reg. S., 6.875%, 04/12/21	752

	Ghana — 0.8%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (i)	835
2,610	Citigroup Funding, Inc., CLN, 13.300%,10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (i)	1,879
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (i)	709
690	Citigroup Funding, Inc., CLN, 24.000%, 05/26/15 (linked to Government of Ghana, 24.000%, 05/26/15; credit rating B+) (e) (i)	610
360	Standard Chartered Bank, CLN, 21.000%, 10/28/15 (linked to Ghana Government Bond, 21.000%, 10/26/15; credit rating B+) (e) (i)	365
	Standard Chartered Bank, CLN, 26.000%, 06/07/17 (linked to Ghana Government Bond, 26.000%, 06/07/17; credit rating B),
320	26.000%, 06/07/17 (e) (i)	302
540	26.000%, 06/07/17 (e) (i)	543

		5,243

	Guatemala — 0.2%
1,290	Republic of Guatemala, 5.750%, 06/06/22 (e) (m)	1,432

	Hungary — 1.5%
	Republic of Hungary,
4,043	6.250%, 01/29/20 (m)	4,448
2,500	6.375%, 03/29/21 (m)	2,750
2,180	7.625%, 03/29/41 (m)	2,485

		9,683

	Iceland — 0.7%
4,500	Republic of Iceland, 5.875%, 05/11/22 (e) (m)	4,916

	Indonesia — 4.7%
	Republic of Indonesia,
2,720	Reg. S., 5.250%, 01/17/42	3,200
9,491	Reg. S., 5.875%, 03/13/20	11,520

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Indonesia — Continued
2,700	Reg. S., 7.500%, 01/15/16	3,159
4,312	Reg. S., 8.500%, 10/12/35	6,953
4,030	Reg. S., 11.625%, 03/04/19	6,125

		30,957

	Iraq — 1.5%
10,229	Republic of Iraq, Reg. S., 5.800%, 01/15/28	9,615

	Ivory Coast — 0.9%
6,370	Republic of Ivory Coast, Reg. S., SUB, 3.813%, 12/31/32	5,813

	Lithuania — 2.0%
2,575	Lithuania Government International Bond, Reg. S., 6.625%, 02/01/22	3,270
	Republic of Lithuania,
2,596	5.125%, 09/14/17 (e) (m)	2,907
1,195	6.125%, 03/09/21 (e) (m)	1,458
3,140	6.625%, 02/01/22 (e) (m)	3,988
1,190	Reg. S., 7.375%, 02/11/20	1,534

		13,157

	Mexico — 5.1%
	United Mexican States,
9,930	3.625%, 03/15/22	10,898
4,550	5.625%, 01/15/17	5,289
7,964	5.750%, 10/12/10	9,597
3,274	6.050%, 01/11/40	4,403
MXN 38,200	7.750%, 12/14/17	3,294

		33,481

	Mongolia — 1.0%
2,414	Development Bank of Mongolia LLC, Reg. S., 5.750%, 03/21/17	2,559
	Government of Mongolia,
1,480	4.125%, 01/05/18 (e)	1,480
2,340	5.125%, 12/05/22 (e)	2,346

		6,385

	Netherlands — 0.5%
3,100	Republic of Angola Via Northern Lights III B.V., Reg. S., 7.000%, 08/16/19	3,441

	Nigeria — 0.3%
1,800	Citigroup Funding, Inc., CLN, 16.390%, 01/31/22 (linked to Nigeria Treasury Bond, 16.390%, 01/31/22; credit rating B+) (e) (i)	1,906

	Pakistan — 0.2%
1,652	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	1,503

	Peru — 2.0%
	Republic of Peru,
1,250	5.625%, 11/18/50 (m)	1,641
690	6.550%, 03/14/37 (m)	1,011
1,880	7.125%, 03/30/19 (m)	2,467
2,726	7.350%, 07/21/25 (m)	3,980
2,200	8.750%, 11/21/33 (m)	3,855

		12,954

	Philippines — 4.8%
	Republic of Philippines,
PHP 52,000	4.950%, 01/15/21	1,387
PHP 86,000	6.250%, 01/14/36	2,501
6,380	6.500%, 01/20/20	8,246
12,195	7.750%, 01/14/31	18,872
480	8.375%, 06/17/19	666

		31,672

	Romania — 0.6%
3,380	Republic of Romania, 6.750%, 02/07/22 (e)	3,993

	Russia — 9.9%
	Russian Federation,
2,400	3.250%, 04/04/17 (e)	2,549
14,000	5.625%, 04/04/42 (e)	17,377
1,290	Reg. S., 11.000%, 07/24/18	1,900
1,560	Reg. S., 12.750%, 06/24/28	3,108
32,281	Reg. S., SUB, 7.500%, 03/31/30	41,017

		65,951

	Serbia — 1.0%
	Republic of Serbia,
3,680	5.250%, 11/21/17 (e)	3,767
1,050	Reg. S., 7.250%, 09/28/21	1,181
1,979	Reg. S., SUB, 6.750%, 11/01/24	1,984

		6,932

	Slovenia — 0.3%
1,800	Republic of Slovenia, 5.500%, 10/26/22 (e)	1,794

	South Africa — 0.4%
2,470	Republic of South Africa, 4.665%, 01/17/24	2,810

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Sri Lanka — 0.6%
	Republic of Sri Lanka,
270	5.875%, 07/25/22 (e)	291
1,539	6.250%, 10/04/20 (e)	1,689
1,740	6.250%, 07/27/21 (e)	1,910

		3,890

	Turkey — 9.0%
	Export Credit Bank of Turkey,
1,960	5.875%, 04/24/19 (e) (m)	2,230
1,010	Reg. S., 5.375%, 11/04/16	1,103
	Republic of Turkey,
TRY 3,163	3.054%, 02/23/22	2,033
2,710	5.625%, 03/30/21	3,252
3,460	6.000%, 01/14/41	4,429
2,075	6.250%, 09/26/22	2,622
3,680	6.750%, 04/03/18	4,462
4,255	6.875%, 03/17/36	5,888
2,150	7.000%, 09/26/16	2,526
11,900	7.000%, 03/11/19	14,920
1,390	7.000%, 06/05/20	1,786
661	7.250%, 03/05/38	960
1,627	7.500%, 07/14/17	1,991
1,272	7.500%, 11/07/19	1,655
5,190	8.000%, 02/14/34	7,947
TRY 2,410	10.500%, 01/15/20	1,628

		59,432

	Ukraine — 2.0%
1,430	Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17 (e)	1,430
	Republic of Ukraine,
4,749	6.250%, 06/17/16 (e)	4,684
3,838	9.250%, 07/24/17 (e)	4,198
2,367	Reg. S., 6.580%, 11/21/16	2,340
827	Reg. S., 7.750%, 09/23/20	866

		13,518

	Uruguay — 1.2%
	Republic of Uruguay,
UYU 36,390	0.000%, 12/15/28	2,450
UYU 28,700	6.496%, 04/05/27	2,641
2,040	7.625%, 03/21/36	3,162

		8,253

	Venezuela — 5.7%
	Republic of Venezuela,
5,452	7.650%, 04/21/25	4,484
1,255	9.250%, 09/15/27	1,177
17,293	Reg. S., 5.750%, 02/26/16	16,169
3,506	Reg. S., 6.000%, 12/09/20	2,769
4,322	Reg. S., 7.750%, 10/13/19	3,933
9,816	Reg. S., 9.000%, 05/07/23	8,932

		37,464

	Vietnam — 0.6%
3,733	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	4,293

	Total Foreign Government Securities (Cost $410,787)	461,311

U.S. Treasury Obligations — 3.8%
24,890	U.S. Treasury Notes, 0.625%, 11/30/17 (m)	24,904
480	0.750%, 03/31/13 (m)	481

	Total U.S. Treasury Obligations (Cost $25,369)	25,385

	Total Investments — 101.6% (Cost $607,477)	673,601
	Liabilities in Excess of Other Assets — (1.6)%	(10,348)

	NET ASSETS — 100.0%	$663,253

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
108	30 Year U.S. Treasury Bond	03/19/13	16,207	2
97	2 Year U.S. Treasury Note	03/28/13	21,384	7
	Short Futures Outstanding
(97)	10 Year U.S. Treasury Note	03/19/13	(12,963)	(33)
(40)	5 Year U.S. Treasury Note	03/28/13	(4,989)	(2)

				(26)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,013,317	AUD	Deutsche Bank AG	12/19/12	1,056	1,056	— (h)
7,018,105	AUD	Westpac Banking Corp.	12/19/12	7,133	7,316	183

3,353,200,900	CLP††	Union Bank of Switzerland AG	12/19/12	7,015	6,958	(57)

89,857,250	CNY††	Credit Suisse International	12/19/12	14,221	14,411	190
44,663,080	CNY††	Deutsche Bank AG	12/19/12	7,097	7,163	66

140,017,388	CZK	Deutsche Bank AG	12/19/12	7,093	7,215	122

5,516,165	EUR	Barclays Bank plc	12/19/12	7,066	7,175	109
5,547,410	EUR	BNP Paribas	12/19/12	7,089	7,216	127
100,000	EUR	Union Bank of Switzerland AG	12/28/12	129	130	1

27,322,220	ILS	Deutsche Bank AG	12/19/12	6,889	7,157	268

369,273,980	INR††	BNP Paribas	12/19/12	6,962	6,769	(193)
404,025,600	INR††	Credit Suisse International	12/19/12	7,168	7,406	238

7,913,630,000	KRW††	Deutsche Bank AG	12/20/12	7,144	7,302	158
7,643,110,000	KRW††	State Street Bank & Trust	12/20/12	7,051	7,053	2

276,088,537	MXN	BNP Paribas	12/19/12	21,063	21,317	254
95,139,620	MXN	Deutsche Bank AG	12/19/12	7,191	7,346	155
92,131,986	MXN	Union Bank of Switzerland AG	12/19/12	7,052	7,113	61

21,740,000	MYR††	Deutsche Bank AG	12/19/12	7,013	7,144	131

23,018,894	PLN	Deutsche Bank AG	12/19/12	7,061	7,292	231
22,261,925	PLN	State Street Bank & Trust	12/19/12	7,006	7,053	47

493,793,420	RUB††	Credit Suisse International	12/19/12	15,747	15,962	215
440,841,215	RUB††	Deutsche Bank AG	12/19/12	13,739	14,251	512

8,691,544	SGD	BNP Paribas	12/19/12	7,122	7,121	(1)

220,632,511	THB	Barclays Bank plc	12/19/12	7,169	7,182	13

15,146,579	TRY	Deutsche Bank AG	12/19/12	8,363	8,460	97
13,050,869	TRY	HSBC Bank, N.A.	12/19/12	7,102	7,289	187

56,579,887	ZAR	Deutsche Bank AG	12/19/12	6,772	6,350	(422)
59,858,254	ZAR	HSBC Bank, N.A.	12/19/12	6,758	6,717	(41)

				222,271	224,924	2,653

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,796,248	AUD	Deutsche Bank AG	12/19/12	14,281	14,381	(100)
6,891,315	AUD	Westpac Banking Corp.	12/19/12	7,162	7,183	(21)

3,353,200,900	CLP††	Credit Suisse International	12/19/12	6,958	6,958	— (h)

11,120,600	CNY††	Deutsche Bank AG	12/19/12	1,770	1,784	(14)

140,190,585	CZK	Barclays Bank plc	12/19/12	7,056	7,224	(168)

140,017,388	CZK	Union Bank of Switzerland AG	12/19/12	7,395	7,215	180

5,619,400	EUR	Deutsche Bank AG	12/19/12	7,175	7,310	(135)
100,000	EUR	Credit Suisse International	12/28/12	127	130	(3)
2,730,000	EUR	State Street Corp.	12/28/12	3,545	3,551	(6)

27,322,220	ILS	Deutsche Bank AG	12/19/12	7,046	7,157	(111)

773,299,580	INR††	Credit Suisse International	12/19/12	14,167	14,175	(8)

577,253,701	JPY	Barclays Bank plc	12/19/12	7,009	7,003	6

7,913,630,000	KRW††	Deutsche Bank AG	12/20/12	7,014	7,302	(288)

89,502,247	MXN	Credit Suisse International	12/19/12	6,936	6,910	26
107,103,311	MXN	Deutsche Bank AG	12/19/12	8,310	8,269	41
95,755,629	MXN	Union Bank of Switzerland AG	12/19/12	7,390	7,394	(4)

21,740,000	MYR	Credit Suisse International	12/19/12	7,046	7,144	(98)

22,261,925	PLN	BNP Paribas	12/19/12	6,839	7,053	(214)
23,018,894	PLN	Deutsche Bank AG	12/19/12	7,106	7,292	(186)

224,429,000	RUB††	Credit Suisse International	12/19/12	7,064	7,255	(191)
36,731,350	RUB††	Deutsche Bank AG	12/19/12	1,186	1,187	(1)
45,380,500	RUB††	HSBC Bank, N.A.	12/19/12	1,436	1,467	(31)
220,494,600	RUB††	State Street Bank & Trust	12/19/12	7,005	7,129	(124)

17,678,399	SGD	Deutsche Bank AG	12/19/12	14,384	14,483	(99)

220,632,511	THB	Credit Suisse International	12/19/12	7,128	7,182	(54)

13,050,869	TRY	Credit Suisse International	12/19/12	7,146	7,290	(144)
26,072,332	TRY	Deutsche Bank AG	12/19/12	14,403	14,562	(159)
12,706,255	TRY	HSBC Bank, N.A.	12/19/12	7,026	7,096	(70)

17,926,990	UYU	Deutsche Bank AG	12/03/12	906	913	(7)

59,858,254	ZAR	BNP Paribas	12/19/12	7,203	6,718	485
56,579,887	ZAR	Westpac Banking Corp.	12/19/12	6,861	6,350	511

				216,080	217,067	(987)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/12 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	0.413%	790	(28)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNY	—	China Yuan
CZK	—	Czech Republic Koruna
EUR	—	Euro
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
ZAR	—	South African Rand
††	—	Non-deliverable forward.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	69,003
Aggregate gross unrealized depreciation	(2,879)
Net unrealized appreciation/depreciation	66,124

Federal income tax cost of investments	607,477

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Austria	$—	$3,208	$—		$3,208
Brazil	—	9,734	—		9,734
Canada	—	1,678	—		1,678
Cayman Islands	—	10,303	—		10,303
Chile	—	1,804	—		1,804
Croatia	—	2,321	—		2,321
Georgia	—	1,876	—		1,876
Indonesia	—	15,342	3,405		18,747
Ireland	—	5,244	—		5,244
Kazakhstan	—	15,580	—		15,580
Luxembourg	—	4,721	—		4,721
Mexico	—	46,102	—		46,102
Netherlands	—	1,702	—		1,702
Paraguay	—	943	—		943
Peru	—	2,537	—		2,537
Philippines	—	5,019	—		5,019
Russia	—	2,190	—		2,190
South Africa	—	4,211	—		4,211
Sri Lanka	—	1,842	—		1,842
Thailand	—	1,784	—		1,784
Turkey	—	2,796	—		2,796
United Arab Emirates	—	1,933	—		1,933
United Kingdom	—	4,028	—		4,028
United States	—	4,612	—		4,612
Venezuela	—	31,990	—		31,990

Total Corporate Bonds	—	183,500	3,405		186,905

Foreign Government Securities	$—	$454,162	$7,149		$461,311
U.S. Treasury Obligations	—	25,385	—		25,385

Total Investments in Securities	$—	$663,047	$10,554	*	$673,601

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,616	$—	$4,616
Futures Contracts	9	—	—	9
Swaps	—	—	—	—

Total Appreciation in Other Financial Instruments	$9	$4,616	$—	$4,625

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,950)	—	(2,950)
Futures Contracts	(35)	—	—	(35)
Swaps	—	(28)	—	(28)

Total Depreciation in Other Financial Instruments	$(35)	$(2,978)	$—	$(3,013)

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $10,554,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Corporate Bonds
Brazil	$1,574	$(3,730)	$3,557	$—	$—	$(1,401)	$—	$—	$—
Indonesia	—	—	65	—	3,340	—	—	—	3,405
Foreign Government Security	5,866	(19)	(636)	113	4,661	(2,836)	—	—	7,149

Total	$7,440	$(3,749)	$2,986	$113	$8,001	$(4,237)	$—	$—	$10,554

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(284,000).

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 57.9%
	Federal Farm Credit Bank — 9.1%
30,000	0.150%, 02/06/13	29,998
20,000	1.750%, 02/21/13	20,068
50,000	DN, 0.080%, 01/07/13 (n)	49,996
14,000	DN, 0.110%, 12/07/12 (m) (n)	14,000
10,000	DN, 0.120%, 01/09/13 (n)	9,998
25,791	DN, 0.130%, 12/21/12 (n)	25,789
9,675	DN, 0.150%, 01/22/13 (n)	9,673
14,200	DN, 0.160%, 03/26/13 (n)	14,193
25,000	DN, 0.180%, 09/09/13 (n)	24,965
10,000	DN, 0.200%, 11/01/13 (n)	9,981
19,000	DN, 0.210%, 04/09/13 (n)	18,986
20,000	DN, 0.220%, 07/03/13 (n)	19,974
37,800	VAR, 0.238%, 12/22/12	37,803
30,000	VAR, 0.330%, 12/01/12	29,998
25,000	VAR, 0.400%, 12/01/12	25,000
50,000	VAR, 0.400%, 12/01/12	50,000

		390,422

	Federal Home Loan Bank — 48.8%
61,000	0.160%, 01/24/13	61,001
25,000	0.180%, 06/13/13	24,998
25,000	0.200%, 02/15/13	24,999
11,150	0.220%, 04/09/13	11,149
20,000	0.225%, 04/30/13	19,999
5,000	0.240%, 05/10/13	5,000
25,000	0.240%, 05/14/13	24,999
22,000	0.280%, 09/05/13	22,005
10,850	1.000%, 03/27/13	10,877
20,000	1.625%, 06/14/13	20,146
100,000	DN, 0.001%, 12/03/12 (n)	100,000
3,000	DN, 0.050%, 12/17/12 (n)	3,000
220,000	DN, 0.104%, 01/11/13 (n)	219,974
88,000	DN, 0.104%, 01/30/13 (n)	87,985
242,000	DN, 0.125%, 01/16/13 (n)	241,961
113,100	DN, 0.127%, 12/05/12 (n)	113,099
91,000	DN, 0.129%, 01/09/13 (n)	90,987
150,000	DN, 0.130%, 12/19/12 (n)	149,990
214,100	DN, 0.135%, 12/07/12 (n)	214,095
62,550	DN, 0.138%, 12/12/12 (n)	62,547
225,000	DN, 0.140%, 12/14/12 (n)	224,989
50,000	DN, 0.140%, 12/21/12 (n)	49,996
144,000	DN, 0.140%, 01/25/13 (n)	143,969
60,000	DN, 0.155%, 04/01/13 (n)	59,969
15,150	DN, 0.155%, 04/05/13 (n)	15,142
10,000	DN, 0.200%, 11/01/13 (n)	9,981
25,000	VAR, 0.190%, 12/01/12	25,000
25,000	VAR, 0.265%, 02/04/13	24,994
22,000	VAR, 0.380%, 12/01/12	21,999

		2,084,850

	Total U.S. Government Agency Securities (Cost $2,475,272)	2,475,272

U.S. Treasury Obligations — 42.0%
	U.S. Treasury Bills — 29.0% (n)
250,000	0.062%, 01/17/13	249,980
250,000	0.081%, 12/13/12	249,993
50,000	0.091%, 02/21/13	49,990
218,830	0.103%, 12/06/12	218,827
50,000	0.103%, 02/14/13	49,989
50,000	0.106%, 02/07/13	49,990
50,000	0.108%, 01/10/13	49,994
205,000	0.113%, 12/20/12	204,988
100,000	0.146%, 01/31/13	99,975
14,000	0.185%, 10/17/13	13,977

		1,237,703

	U.S. Treasury Notes — 13.0%
15,000	0.500%, 10/15/13	15,039
15,000	0.500%, 11/15/13	15,041
25,000	0.625%, 02/28/13	25,029
187,000	1.375%, 01/15/13	187,289
25,000	1.375%, 03/15/13	25,081
25,000	1.375%, 05/15/13	25,131
10,000	2.500%, 03/31/13	10,075
10,000	2.750%, 10/31/13	10,232
150,000	2.875%, 01/31/13	150,691
50,000	3.375%, 07/31/13	51,055
39,000	3.500%, 05/31/13	39,636

		554,299

	Total U.S. Treasury Obligations (Cost $1,792,002)	1,792,002

	Total Investments — 99.9% (Cost $4,267,274) *	4,267,274
	Other Assets in Excess of Liabilities — 0.1%	5,235

	NET ASSETS — 100.0%	$4,272,509

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,267,274	$—	$4,267,274

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.9%
706	AH Mortgage Advance Co., Ltd., (Cayman Islands), Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	710
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	99
87	Series 2010-4, Class A3, 0.910%, 11/17/14	87
750	Series 2010-4, Class A4, 1.350%, 12/15/15	759
960	Series 2011-3, Class A3, 0.970%, 08/17/15	963
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,065
889	Series 2012-1, Class A4, 1.210%, 07/15/16	903
829	Series 2012-2, Class A3, 0.740%, 04/15/16	833
693	Series 2012-3, Class A3, 0.850%, 08/15/16	697
795	Series 2012-4, Class A3, 0.590%, 01/17/17	795
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,062
	AmeriCredit Automobile Receivables Trust,
652	Series 2011-3, Class A3, 1.170%, 01/08/16	655
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,018
471	Series 2012-1, Class A3, 1.230%, 09/08/16	476
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
	Bank of America Auto Trust,
7	Series 2010-2, Class A3, 1.310%, 07/15/14	8
589	Series 2012-1, Class A3, 0.780%, 06/15/16	591
412	CarMax Auto Owner Trust, Series 2012-3, Class A3, 0.520%, 07/17/17	412
	CNH Equipment Trust,
1,003	Series 2011-A, Class A3, 1.200%, 05/16/16	1,008
1,001	Series 2011-B, Class A3, 0.910%, 08/15/16	1,006
493	Series 2012-A, Class A3, 0.940%, 05/15/17	497
758	Series 2012-C, Class A3, 0.570%, 12/15/17	758
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,341
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
243	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	238
407	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	410
	Ford Credit Auto Owner Trust,
724	Series 2011-B, Class A3, 0.840%, 06/15/15	726
1,052	Series 2012-A, Class A3, 0.840%, 08/15/16	1,059
700	Series 2012-B, Class A3, 0.720%, 12/15/16	703
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	796
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	316
337	Series 2012-1, Class A4, 0.970%, 04/16/18	340
413	Series 2012-2, Class A3, 0.700%, 02/16/16	415
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,030
385	Series 2012-1, Class A3, 0.810%, 09/15/16	387
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,041
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	188
810	Series 2011-B, Class A4, 1.650%, 02/15/17	827
	John Deere Owner Trust,
470	Series 2011-A, Class A3, 1.290%, 01/15/16	473
957	Series 2012-A, Class A3, 0.750%, 03/15/16	960
741	Series 2012-B, Class A3, 0.530%, 07/15/16	742
	Mercedes-Benz Auto Receivables Trust,
4	Series 2010-1, Class A3, 1.420%, 08/15/14	4

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
682	Series 2011-1, Class A3, 0.850%, 03/16/15	684
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,037
626	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	626
916	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	927
2,718	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.833%, 10/25/34	2,656
900	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.507%, 03/25/36	795
	Santander Drive Auto Receivables Trust,
647	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	650
822	Series 2012-1, Class A3, 1.490%, 10/15/15	831
301	Series 2012-2, Class A2, 0.910%, 05/15/15	302
132	Series 2012-3, Class A3, 1.080%, 04/15/16	133
480	Series 2012-5, Class A3, 0.830%, 12/15/16	482
619	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	619
277	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	278
167	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	166
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	1,394
512	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	512
	Volkswagen Auto Loan Enhanced Trust,
1,276	Series 2012-1, Class A3, 0.850%, 08/22/16	1,284
838	Series 2012-2, Class A3, 0.460%, 01/20/17	838
820	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	820

	Total Asset-Backed Securities (Cost $44,418)	44,774

Collateralized Mortgage Obligations — 27.1%
	Agency CMO — 26.2%
292	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	314
	Federal Home Loan Mortgage Corp. REMICS,
72	Series 1578, Class K, 6.900%, 09/15/23	82
389	Series 2110, Class PG, 6.000%, 01/15/29	433
73	Series 2355, Class BP, 6.000%, 09/15/16	77
123	Series 2391, Class QR, 5.500%, 12/15/16	130
90	Series 2427, Class LW, 6.000%, 03/15/17	96
93	Series 2436, Class MC, 7.000%, 04/15/32	109
119	Series 2441, Class GF, 6.500%, 04/15/32	138
199	Series 2505, Class D, 5.500%, 09/15/32	229
179	Series 2525, Class AM, 4.500%, 04/15/32	208
452	Series 2544, Class KE, 5.500%, 12/15/32	508
806	Series 2557, Class HL, 5.300%, 01/15/33	887
71	Series 2558, Class BD, 5.000%, 01/15/18	76
370	Series 2564, Class NK, 5.000%, 02/15/18	395
381	Series 2575, Class PE, 5.500%, 02/15/33	422
800	Series 2586, Class WG, 4.000%, 03/15/33	900
48	Series 2594, Class JB, 4.500%, 04/15/18	50
400	Series 2594, Class VU, 5.500%, 03/15/21	411
88	Series 2595, Class HJ, 5.000%, 03/15/23	95
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,079
86	Series 2602, Class BD, 4.000%, 12/15/22	88
1,146	Series 2611, Class KH, 5.000%, 05/15/18	1,227
955	Series 2621, Class QH, 5.000%, 05/15/33	1,059
1,090	Series 2624, Class QH, 5.000%, 06/15/33	1,205
1,806	Series 2626, Class JC, 5.000%, 06/15/23	2,079
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,402
84	Series 2648, Class BK, 5.000%, 07/15/33	87
120	Series 2649, Class PJ, 3.500%, 06/15/33	127

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
137	Series 2649, Class QH, 4.500%, 07/15/18	145
227	Series 2649, Class WB, 3.500%, 07/15/23	250
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,396
350	Series 2687, Class JH, 5.000%, 10/15/23	402
269	Series 2692, Class QD, 5.000%, 12/15/22	281
435	Series 2696, Class DG, 5.500%, 10/15/33	508
70	Series 2698, Class PG, 5.000%, 06/15/32	72
500	Series 2699, Class TC, 4.000%, 11/15/18	531
4,534	Series 2701, Class AC, 5.000%, 11/15/23	5,003
45	Series 2707, Class KJ, 5.000%, 11/15/18	47
126	Series 2709, Class PE, 5.000%, 12/15/22	131
130	Series 2725, Class TA, 4.500%, 12/15/33	151
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,539
241	Series 2744, Class TU, 5.500%, 05/15/32	256
77	Series 2750, Class JB, 4.500%, 02/15/19	80
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,083
327	Series 2760, Class KT, 4.500%, 09/15/32	349
289	Series 2764, Class TE, 5.000%, 10/15/32	298
1,369	Series 2764, Class UE, 5.000%, 10/15/32	1,440
974	Series 2768, Class PK, 5.000%, 03/15/34	1,041
381	Series 2770, Class EV, 4.500%, 09/15/28	404
400	Series 2772, Class VG, 5.000%, 11/15/22	409
150	Series 2773, Class OC, 5.000%, 04/15/19	172
7	Series 2783, Class AB, 4.000%, 10/15/17	7
13	Series 2788, Class DA, 5.000%, 10/15/22	13
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,122
297	Series 2827, Class TE, 5.000%, 04/15/33	309
509	Series 2828, Class JE, 4.500%, 07/15/19	543
100	Series 2843, Class BC, 5.000%, 08/15/19	109
6,700	Series 2852, Class NY, 5.000%, 09/15/33	7,150
635	Series 2864, Class NB, 5.500%, 07/15/33	709
584	Series 2875, Class HB, 4.000%, 10/15/19	634
63	Series 2886, Class HE, 5.000%, 01/15/33	64
205	Series 2888, Class CG, 5.000%, 08/15/33	213
313	Series 2890, Class PD, 5.000%, 03/15/33	320
135	Series 2891, Class LD, 5.000%, 08/15/33	139
700	Series 2896, Class VB, 5.000%, 12/15/25	735
136	Series 2898, Class PE, 5.000%, 05/15/33	140
850	Series 2899, Class HB, 4.000%, 12/15/19	939
158	Series 2899, Class KB, 4.500%, 03/15/19	162
349	Series 2904, Class PD, 5.500%, 03/15/33	356
500	Series 2910, Class BE, 4.500%, 12/15/19	538
383	Series 2920, Class KT, 4.500%, 01/15/20	423
39	Series 2921, Class MD, 5.000%, 06/15/33	40
228	Series 2928, Class NE, 5.000%, 04/15/33	231
500	Series 2929, Class KG, 4.500%, 02/15/20	544
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,129
90	Series 2948, Class YD, 5.500%, 08/15/33	92
996	Series 2957, Class VW, 5.000%, 08/15/24	1,067
821	Series 2958, Class ME, 5.500%, 10/15/33	850
45	Series 2966, Class XD, 5.500%, 09/15/33	46
520	Series 2968, Class MD, 5.500%, 12/15/33	556
500	Series 2981, Class BC, 4.500%, 05/15/20	547
8,212	Series 2987, Class KG, 5.000%, 12/15/34	8,521
165	Series 2988, Class TY, 5.500%, 06/15/25 (m)	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,876	Series 2989, Class TG, 5.000%, 06/15/25	4,238
202	Series 2993, Class PM, 4.500%, 05/15/35	210
187	Series 3004, Class HK, 5.500%, 07/15/35	191
144	Series 3017, Class MK, 5.000%, 12/15/34	152
541	Series 3028, Class ME, 5.000%, 02/15/34 (m)	580
517	Series 3036, Class TE, 5.500%, 12/15/34	547
2,770	Series 3037, Class ND, 5.000%, 01/15/34	2,884
182	Series 3057, Class LD, 5.000%, 07/15/31	182
449	Series 3057, Class PE, 5.500%, 11/15/34	480
1,000	Series 3059, Class CE, 5.000%, 02/15/34	1,037
4,000	Series 3062, Class HE, 5.000%, 01/15/34	4,193
921	Series 3067, Class PK, 5.500%, 05/15/34	953
118	Series 3077, Class TO, PO, 04/15/35	116
468	Series 3078, Class PD, 5.500%, 07/15/34	489
151	Series 3080, Class VB, 5.000%, 06/15/25	162
222	Series 3082, Class PW, 5.500%, 12/15/35	252
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,197
36	Series 3087, Class JB, 5.500%, 03/15/24	36
440	Series 3087, Class KX, 5.500%, 12/15/25	488
154	Series 3095, Class GB, 5.000%, 04/15/24	157
93	Series 3098, Class KE, 5.500%, 09/15/34	97
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,234
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,366
5,500	Series 3117, Class PL, 5.000%, 08/15/34	5,750
203	Series 3121, Class JD, 5.500%, 03/15/26	226
495	Series 3123, Class HT, 5.000%, 03/15/26	556
1,279	Series 3128, Class BE, 5.000%, 05/15/33	1,315
293	Series 3130, Class QD, 5.500%, 07/15/34	299
242	Series 3135, Class JC, 6.000%, 08/15/33	247
388	Series 3136, Class CO, PO, 04/15/36	360
391	Series 3145, Class AJ, 5.500%, 04/15/36	427
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,504
55	Series 3151, Class PD, 6.000%, 11/15/34	57
15	Series 3164, Class QV, 6.500%, 03/15/17	15
1,119	Series 3165, Class JD, 5.500%, 08/15/34	1,153
149	Series 3165, Class ND, 5.500%, 10/15/34	152
566	Series 3184, Class PD, 5.500%, 07/15/34	574
493	Series 3200, Class PO, PO, 08/15/36	481
542	Series 3204, Class NV, 5.000%, 08/15/17	578
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,641
90	Series 3261, Class MA, 5.500%, 01/15/17	91
455	Series 3270, Class AT, 5.500%, 01/15/37	510
656	Series 3271, Class PB, 6.000%, 12/15/35	699
64	Series 3272, Class PA, 6.000%, 02/15/37	71
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,074
7,400	Series 3294, Class DB, 4.500%, 03/15/22	8,089
167	Series 3312, Class LB, 5.500%, 11/15/25	173
342	Series 3334, Class CD, 6.000%, 07/15/34	347
354	Series 3337, Class MD, 5.500%, 06/15/27	393
413	Series 3348, Class HT, 6.000%, 07/15/37	468
2,365	Series 3349, Class HE, 5.500%, 07/15/36	2,557
100	Series 3372, Class BD, 4.500%, 10/15/22	111
162	Series 3414, Class A, 4.500%, 07/15/22	169
485	Series 3476, Class VB, 5.500%, 02/15/27	496
350	Series 3493, Class LA, 4.000%, 10/15/23	386
154	Series 3508, Class PK, 4.000%, 02/15/39	163
174	Series 3513, Class A, 4.500%, 02/15/39	194
545	Series 3521, Class B, 4.000%, 04/15/24	583
250	Series 3544, Class BC, 4.000%, 06/15/24	271
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,797
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,409

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 3563, Class BD, 4.000%, 08/15/24	5,411
175	Series 3563, Class LB, 4.000%, 08/15/29	187
265	Series 3571, Class MY, 4.000%, 09/15/24	296
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,272
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,490
800	Series 3578, Class KB, 4.000%, 09/15/24	869
407	Series 3593, Class PC, 5.000%, 05/15/38	438
3,053	Series 3605, Class NB, 5.500%, 06/15/37	3,266
145	Series 3652, Class A, 4.500%, 11/15/24	151
530	Series 3653, Class B, 4.500%, 04/15/30	593
6,154	Series 3653, Class HJ, 5.000%, 04/15/40	6,666
135	Series 3659, Class BD, 5.000%, 01/15/37	148
530	Series 3659, Class VG, 5.000%, 09/15/34	628
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,363
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,520
196	Series 3688, Class GT, VAR, 7.164%, 11/15/46	240
260	Series 3715, Class PC, 4.500%, 08/15/40	298
692	Series 3730, Class PL, 4.500%, 01/15/33	702
2,804	Series 3740, Class BP, 4.500%, 04/15/38	3,018
798	Series 3747, Class HI, IO, 4.500%, 07/15/37	59
1,661	Series 3747, Class PA, 4.000%, 04/15/38	1,793
331	Series 3755, Class ML, 5.500%, 06/15/29	354
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,377
2,630	Series 3797, Class PA, 4.500%, 08/15/39	2,755
4,199	Series 3819, Class ZQ, 6.000%, 04/15/36	4,906
1,551	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,633
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,146
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,763
991	Series 4085, Class FB, VAR, 0.608%, 01/15/39	995
2,482	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	2,685
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,940
3,376	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,570
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	907
	Federal National Mortgage Association REMICS,
677	Series 1997-57, Class PN, 5.000%, 09/18/27	743
351	Series 1999-51, Class PH, 6.000%, 10/25/29	374
398	Series 2001-63, Class TC, 6.000%, 12/25/31	450
868	Series 2001-81, Class HE, 6.500%, 01/25/32	983
45	Series 2002-24, Class AJ, 6.000%, 04/25/17	48
1,037	Series 2002-75, Class GB, 5.500%, 11/25/32	1,172
260	Series 2002-85, Class PE, 5.500%, 12/25/32	289
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	339
241	Series 2003-21, Class OU, 5.500%, 03/25/33 (m)	268
50	Series 2003-22, Class UH, 4.000%, 12/25/32	52
257	Series 2003-23, Class CH, 5.000%, 04/25/33	280
800	Series 2003-26, Class EB, 3.500%, 04/25/33	861
25	Series 2003-32, Class BW, 5.500%, 03/25/32	26
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,012
400	Series 2003-48, Class TC, 5.000%, 06/25/23	446
436	Series 2003-55, Class HY, 5.000%, 06/25/23	480
913	Series 2003-63, Class YB, 5.000%, 07/25/33	1,000
220	Series 2003-64, Class VC, 5.000%, 03/25/16	222
1,033	Series 2003-69, Class N, 5.000%, 07/25/33	1,133
230	Series 2003-80, Class QG, 5.000%, 08/25/33	265

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15	Series 2003-81, Class CB, 4.750%, 09/25/18	15
600	Series 2003-84, Class GE, 4.500%, 09/25/18	638
995	Series 2003-84, Class PG, 5.000%, 03/25/32	1,029
180	Series 2003-85, Class QD, 5.500%, 09/25/33	215
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,216
158	Series 2003-87, Class TJ, 4.500%, 09/25/18	167
254	Series 2003-94, Class CE, 5.000%, 10/25/33	273
17	Series 2003-109, Class BT, 4.500%, 08/25/22	18
48	Series 2003-113, Class KA, 4.500%, 11/25/18	48
4,536	Series 2003-129, Class ME, 5.000%, 08/25/23	4,811
60	Series 2003-131, Class CG, 5.500%, 05/25/33	62
535	Series 2003-134, Class MH, 5.000%, 06/25/33	568
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,165
595	Series 2004-53, Class NC, 5.500%, 07/25/24	657
1,407	Series 2004-70, Class EB, 5.000%, 10/25/24	1,538
100	Series 2004-81, Class HA, 4.250%, 10/25/24	105
212	Series 2004-91, Class VL, 5.000%, 05/25/23	221
1,238	Series 2005-5, Class CK, 5.000%, 01/25/35	1,337
7,484	Series 2005-22, Class HE, 5.000%, 10/25/33	7,771
18	Series 2005-28, Class BC, 5.000%, 03/25/31	18
3,367	Series 2005-29, Class WC, 4.750%, 04/25/35	3,708
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,478
9,225	Series 2005-44, Class PE, 5.000%, 07/25/33	9,527
758	Series 2005-46, Class CE, 5.000%, 03/25/24	780
100	Series 2005-48, Class TD, 5.500%, 06/25/35	117
660	Series 2005-51, Class ND, 5.500%, 11/25/33	681
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,182
324	Series 2005-58, Class EP, 5.500%, 07/25/35	364
191	Series 2005-62, Class CP, 4.750%, 07/25/35	210
125	Series 2005-68, Class BE, 5.250%, 08/25/35	145
794	Series 2005-68, Class PG, 5.500%, 08/25/35	899
324	Series 2005-84, Class TK, 5.250%, 09/25/35	329
617	Series 2005-86, Class AX, 5.500%, 10/25/35	658
690	Series 2005-86, Class WD, 5.000%, 03/25/34	726
86	Series 2005-91, Class DA, 4.500%, 10/25/20	88
187	Series 2005-99, Class AE, 5.500%, 12/25/35	201
533	Series 2005-101, Class ND, 5.000%, 06/25/34	550
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,557
218	Series 2005-110, Class GJ, 5.500%, 11/25/30	221
150	Series 2005-110, Class GL, 5.500%, 12/25/35	180
114	Series 2005-110, Class MB, 5.500%, 09/25/35	126
91	Series 2005-116, Class PB, 6.000%, 04/25/34	98
277	Series 2005-121, Class V, 4.500%, 06/25/29	289
41	Series 2006-4, Class MB, 6.000%, 01/25/31	41
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,033
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,194
153	Series 2006-30, Class GA, 5.500%, 07/25/20	161
454	Series 2006-41, Class MC, 5.500%, 07/25/35	480
5,000	Series 2006-44, Class OG, 5.500%, 12/25/34	5,221
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,795

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
420	Series 2006-49, Class PA, 6.000%, 06/25/36	472
4,798	Series 2006-53, Class CM, 5.000%, 01/25/35	4,967
766	Series 2006-56, Class PF, VAR, 0.557%, 07/25/36	772
1,135	Series 2006-57, Class PD, 5.500%, 01/25/35	1,196
113	Series 2006-63, Class QE, 5.500%, 11/25/32	114
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,854
43	Series 2006-112, Class QA, 5.500%, 03/25/33	44
166	Series 2007-33, Class HE, 5.500%, 04/25/37	184
6,628	Series 2007-63, Class PC, 5.500%, 07/25/36	6,975
122	Series 2007-65, Class KI, IF, IO, 6.413%, 07/25/37	17
266	Series 2007-68, Class KA, 6.000%, 12/25/33	276
921	Series 2007-68, Class PB, 5.500%, 06/25/36	953
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,686
909	Series 2007-71, Class KP, 5.500%, 07/25/37	1,005
195	Series 2007-75, Class VA, 5.000%, 08/25/18	195
6,478	Series 2007-76, Class PK, 6.000%, 06/25/36	6,849
486	Series 2007-77, Class TC, 5.500%, 09/25/34	497
452	Series 2007-77, Class TD, 5.500%, 01/25/36	487
2,035	Series 2007-80, Class PB, 5.500%, 05/25/34	2,074
288	Series 2007-113, Class DB, 4.500%, 12/25/22	321
600	Series 2008-65, Class CD, 4.500%, 08/25/23	652
2,115	Series 2008-68, Class VB, 6.000%, 03/25/27	2,201
201	Series 2008-68, Class VJ, 5.500%, 07/25/19	208
825	Series 2008-68, Class VK, 5.500%, 03/25/27	882
2,820	Series 2008-68, Class VN, 5.500%, 03/25/27	2,926
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,886
72	Series 2008-74, Class B, 5.500%, 09/25/38	80
29	Series 2008-89, Class AH, 4.500%, 11/25/34	29
84	Series 2009-20, Class AM, 5.500%, 10/25/36	84
172	Series 2009-37, Class KI, IF, IO, 5.793%, 06/25/39	21
390	Series 2009-39, Class LB, 4.500%, 06/25/29	430
3,314	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,627
370	Series 2009-71, Class MB, 4.500%, 09/25/24	403
3,750	Series 2009-71, Class XB, 5.000%, 03/25/38	4,049
389	Series 2009-78, Class J, 5.000%, 09/25/19	422
164	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	23
241	Series 2009-86, Class OT, PO, 10/25/37	222
150	Series 2009-86, Class PC, 5.000%, 03/25/37	157
5,974	Series 2009-92, Class AD, 6.000%, 11/25/39	6,783
309	Series 2009-96, Class CB, 4.000%, 11/25/49	329
675	Series 2009-96, Class DB, 4.000%, 11/25/29	734
1,136	Series 2009-112, Class ST, IF, IO, 6.042%, 01/25/40	147
120	Series 2010-9, Class MD, 5.000%, 02/25/38	136
2,165	Series 2010-10, Class MA, 4.500%, 04/25/34	2,227
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,487
597	Series 2010-35, Class SB, IF, IO, 6.212%, 04/25/40	84
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,575
700	Series 2010-41, Class DC, 4.500%, 05/25/25	790
230	Series 2010-48, Class UB, 5.000%, 06/25/36	239
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,741

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
335	Series 2010-54, Class EA, 4.500%, 06/25/40	366
525	Series 2010-56, Class BD, 5.000%, 12/25/38	568
62	Series 2010-64, Class DM, 5.000%, 06/25/40	69
198	Series 2010-64, Class EH, 5.000%, 10/25/35	206
1,017	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,135
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,525
586	Series 2010-111, Class AE, 5.500%, 04/25/38	641
5,185	Series 2010-135, Class HE, 3.000%, 01/25/21	5,399
1,099	Series 2011-22, Class MA, 6.500%, 04/25/38	1,227
3,632	Series 2011-39, Class ZA, 6.000%, 11/25/32	4,076
84	Series 2011-60, Class C, 4.000%, 10/25/39	84
3,312	Series 2011-61, Class V, 4.500%, 08/25/22	3,600
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,341
2,000	Series 2012-137, Class CF, VAR, 0.540%, 08/25/41	1,999
	Federal National Mortgage Association STRIPS,
141	Series 293, Class 1, PO, 12/01/24	130
271	Series 314, Class 1, PO, 07/01/31	254
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	161
420	Series 2002-79, Class KL, 5.500%, 11/20/32	506
116	Series 2002-88, Class PH, 5.500%, 12/16/31	119
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	269
424	Series 2003-29, Class PD, 5.500%, 04/16/33	511
955	Series 2003-33, Class NE, 5.500%, 04/16/33	1,100
277	Series 2003-40, Class TD, 5.000%, 03/20/33	293
355	Series 2003-65, Class AP, 5.500%, 08/20/33	412
1,910	Series 2003-77, Class TK, 5.000%, 09/16/33	2,198
722	Series 2004-16, Class GC, 5.500%, 02/20/34	875
109	Series 2004-54, Class BG, 5.500%, 07/20/34	126
123	Series 2004-75, Class NG, 5.500%, 09/20/33	130
453	Series 2004-93, Class PD, 5.000%, 11/16/34	537
575	Series 2004-101, Class BE, 5.000%, 11/20/34	687
450	Series 2005-11, Class PL, 5.000%, 02/20/35	536
2,166	Series 2005-26, Class XY, 5.500%, 03/20/35	2,485
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,131
297	Series 2005-49, Class B, 5.500%, 06/20/35	347
419	Series 2005-51, Class DC, 5.000%, 07/20/35	467
106	Series 2005-56, Class BD, 5.000%, 07/20/35	124
723	Series 2006-38, Class SG, IF, IO, 6.442%, 09/20/33	48
140	Series 2007-26, Class SW, IF, IO, 5.992%, 05/20/37	21
526	Series 2007-37, Class LB, 5.500%, 06/16/37	595
320	Series 2007-79, Class BL, 5.750%, 08/20/37	386
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	509
815	Series 2008-9, Class PW, 5.250%, 02/20/38	955
174	Series 2008-23, Class YA, 5.250%, 03/20/38	196
63	Series 2008-30, Class AB, 4.200%, 02/20/37	65
158	Series 2008-31, Class PK, 4.000%, 06/20/36	162
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,430
177	Series 2008-34, Class PG, 5.250%, 04/20/38	212
400	Series 2008-35, Class NF, 5.000%, 04/20/38	471

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
517	Series 2008-38, Class BE, 5.000%, 07/16/36	580
957	Series 2008-38, Class BG, 5.000%, 05/16/38	1,093
154	Series 2008-43, Class NB, 5.500%, 05/20/38	186
655	Series 2008-56, Class PX, 5.500%, 06/20/38	782
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,590
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,209
18	Series 2008-62, Class SA, IF, IO, 5.942%, 07/20/38	3
637	Series 2008-76, Class US, IF, IO, 5.693%, 09/20/38	84
614	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	105
889	Series 2009-14, Class AG, 4.500%, 03/20/39	971
286	Series 2009-15, Class NA, 5.000%, 12/20/38	309
177	Series 2009-61, Class AP, 4.000%, 08/20/39	189
1,439	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	208
878	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	134
175	Series 2010-7, Class EA, 5.000%, 06/16/38	204
380	Series 2010-14, Class QP, 6.000%, 12/20/39	417
575	Series 2010-130, Class BD, 4.000%, 12/20/39	618
707	Series 2010-157, Class OP, PO, 12/20/40	614
4,581	Series 2011-97, Class WA, VAR, 6.064%, 11/20/38	5,282
288	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	305

		405,831

	Non-Agency CMO — 0.9%
342	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	353
274	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	287
1,768	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,836
	Citigroup Mortgage Loan Trust, Inc.,
127	Series 2003-1, Class 3A4, 5.250%, 09/25/33	134
184	Series 2004-HYB4, Class WA, VAR, 2.982%, 12/25/34	186
126	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	130
126	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	131
	CSMC,
200	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	208
1,001	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	991
773	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	798
979	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,029
	JP Morgan Mortgage Trust,
2,263	Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	2,292
353	Series 2007-A1, Class 5A5, VAR, 3.016%, 07/25/35	362
605	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	611
72	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	73
181	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.669%, 04/25/34	189
290	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	312
49	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	51
77	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	80
	Springleaf Mortgage Loan Trust,
192	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	194
450	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	455
	WaMu Mortgage Pass-Through Certificates,
688	Series 2003-AR11, Class A6, VAR, 2.480%, 10/25/33	704
34	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	35

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,319	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	2,342

		13,783

	Total Collateralized Mortgage Obligations (Cost $417,193)	419,614

Commercial Mortgage-Backed Securities — 1.9%
	Banc of America Commercial Mortgage Trust,
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,290
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,296
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	213
1,119	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,182
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	429
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	57
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,573
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,056
2,200	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VAR, 6.064%, 07/10/38	2,539
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,064
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,400	Series 2005-CB11, Class AJ, VAR, 5.540%, 08/12/37	1,502
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,143
1,878	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	1,953
34,298	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.237%, 12/12/49 (e)	428
	Morgan Stanley Capital I Trust,
1,000	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,055
59,431	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	366
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	652
	Morgan Stanley Re-REMIC Trust,
1,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,528
239	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	239
1,273	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,288
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	925
1,040	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	1,128
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	2,072
960	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	959
	WFRBS Commercial Mortgage Trust,
825	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	843
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,953

	Total Commercial Mortgage-Backed Securities (Cost $29,227)	29,733

Corporate Bonds — 20.8%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,255
40	5.000%, 03/30/20	46

		1,301

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,100	2.250%, 07/31/19 (e)	1,116
584	2.625%, 09/15/16 (e)	610
450	6.500%, 11/15/13	474

		2,200

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	93

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — 1.0%
	CBS Corp.,
30	7.875%, 07/30/30	42
1,100	8.875%, 05/15/19	1,499
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	585
	Comcast Corp.,
400	5.700%, 07/01/19	492
335	5.900%, 03/15/16	387
335	6.500%, 01/15/17	407
550	COX Communications, Inc., 5.450%, 12/15/14	602
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	320
422	Discovery Communications LLC, 4.375%, 06/15/21	478
	News America, Inc.,
30	7.250%, 05/18/18	38
600	7.430%, 10/01/26	793
400	7.600%, 10/11/15	467
200	7.700%, 10/30/25	270
500	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	553
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	549
50	8.250%, 04/01/19	67
3,425	8.750%, 02/14/19	4,644
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	729
	Viacom, Inc.,
75	1.250%, 02/27/15	76
500	3.125%, 06/15/22	514
361	3.875%, 12/15/21	398
200	4.500%, 03/01/21	227
806	Walt Disney Co. (The), 1.100%, 12/01/17	804

		14,941

	Multiline Retail — 0.0% (g)
300	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	375
175	Nordstrom, Inc., 4.000%, 10/15/21	197

		572

	Total Consumer Discretionary	19,107

	Consumer Staples — 1.2%
	Beverages — 0.3%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	785
	Coca-Cola Co. (The),
1,000	1.800%, 09/01/16	1,035
400	4.875%, 03/15/19	475
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,044
	PepsiCo, Inc.,
400	0.800%, 08/25/14	402
1,257	1.250%, 08/13/17	1,272

		5,013

	Food & Staples Retailing — 0.3%
849	Costco Wholesale Corp., 0.650%, 12/07/15	851
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,248
	Kroger Co. (The),
92	5.400%, 07/15/40	104
700	6.150%, 01/15/20	860
1,000	6.400%, 08/15/17	1,215
469	Walgreen Co., 3.100%, 09/15/22	477

		4,755

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	41
1,192	8.500%, 06/15/19	1,544
	Cargill, Inc.,
400	6.000%, 11/27/17 (e)	482
1,000	7.350%, 03/06/19 (e)	1,265
	General Mills, Inc.,
575	3.150%, 12/15/21	608
100	5.650%, 02/15/19	123
300	HJ Heinz Co., 2.850%, 03/01/22	309
	Kellogg Co.,
435	3.125%, 05/17/22	457
513	3.250%, 05/21/18	563
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22 (e)	458
425	6.875%, 01/26/39 (e)	576
50	Mondelez International, Inc., 6.500%, 08/11/17	61

		6,487

	Household Products — 0.2%
200	Kimberly-Clark Corp., 2.400%, 03/01/22	204
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,845

		2,049

	Total Consumer Staples	18,304

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 1.6%
	Energy Equipment & Services — 0.3%
750	Halliburton Co., 8.750%, 02/15/21	1,075
500	Nabors Industries, Inc., 9.250%, 01/15/19	666
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,520
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	20
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	251
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	120
460	7.375%, 04/15/18	553

		4,205

	Oil, Gas & Consumable Fuels — 1.3%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,092
	Apache Corp.,
769	2.625%, 01/15/23	772
550	6.000%, 09/15/13	573
400	6.900%, 09/15/18	508
	BP Capital Markets plc, (United Kingdom),
712	3.245%, 05/06/22	748
800	3.875%, 03/10/15	855
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,274
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	949
500	5.900%, 02/01/18	606
1,000	Chevron Corp., 2.355%, 12/05/22	1,000
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	531
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,564
550	Encana Corp., (Canada), 5.900%, 12/01/17	655
240	EOG Resources, Inc., 2.625%, 03/15/23	244
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	143
441	2.700%, 02/15/23	457
1,000	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	1,053
173	Phillips 66, 4.300%, 04/01/22 (e)	192
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	47
1,555	4.300%, 09/22/19	1,809
40	4.375%, 03/25/20	47
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	61
70	8.000%, 10/01/19	92
1,200	Statoil ASA, (Norway), 3.125%, 08/17/17	1,305
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	245
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,167
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	141
200	2.875%, 02/17/22	209
	Total Capital S.A., (France),
240	2.300%, 03/15/16	251
598	4.125%, 01/28/21	682
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	1,008
500	3.800%, 10/01/20	565
300	7.125%, 01/15/19	387

		21,232

	Total Energy	25,437

	Financials — 8.7%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	84
1,340	4.150%, 02/01/21	1,512
155	4.600%, 01/15/20	180
200	BlackRock, Inc., 6.250%, 09/15/17	246
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	501
40	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	41
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	89
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	521
90	3.625%, 02/07/16	95
112	3.700%, 08/01/15	118
196	5.250%, 07/27/21	224
900	5.375%, 03/15/20	1,031
1,195	6.000%, 06/15/20	1,417
5,150	7.500%, 02/15/19	6,466
1,600	Jefferies Group, Inc., 8.500%, 07/15/19	1,876
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	217
800	7.625%, 08/13/19 (e)	944

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	703
2,000	6.875%, 04/25/18	2,406
	Morgan Stanley,
323	3.450%, 11/02/15	334
50	5.300%, 03/01/13	51
1,000	5.450%, 01/09/17	1,102
331	5.500%, 07/24/20	374
2,500	5.625%, 09/23/19	2,819
510	5.750%, 01/25/21	583
1,400	6.000%, 04/28/15	1,525
1,700	7.300%, 05/13/19	2,063
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	289
300	5.000%, 03/04/15	318
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	2,268

		30,397

	Commercial Banks — 2.8%
	Bank of America Corp.,
360	3.625%, 03/17/16	382
1,050	4.900%, 05/01/13	1,068
780	5.000%, 05/13/21	894
865	5.625%, 07/01/20	1,021
585	5.650%, 05/01/18	678
427	6.500%, 08/01/16	496
600	7.375%, 05/15/14	652
2,600	7.625%, 06/01/19	3,324
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	502
1,162	1.400%, 09/11/17	1,168
	Bank of Nova Scotia, (Canada),
500	2.550%, 01/12/17	528
400	4.375%, 01/13/21	464
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	506
	BB&T Corp.,
705	3.200%, 03/15/16	753
45	3.375%, 09/25/13	46
60	3.950%, 04/29/16	66
500	5.200%, 12/23/15	557
319	5.700%, 04/30/14	341
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	524
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	531
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	318
1,400	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,454
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,501
	HSBC Bank plc, (United Kingdom),
1,246	1.625%, 07/07/14 (e)	1,271
523	3.100%, 05/24/16 (e)	556
1,100	4.750%, 01/19/21 (e)	1,281
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,188
	KeyCorp,
400	5.100%, 03/24/21	469
900	6.500%, 05/14/13	924
1,000	Macquarie Bank Ltd., (Australia), 3.450%, 07/27/15 (e)	1,034
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,216
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,062
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	254
	National City Corp.,
400	4.900%, 01/15/15	435
100	6.875%, 05/15/19	125
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	627
	PNC Funding Corp.,
100	3.000%, 05/19/14	104
50	5.125%, 02/08/20	60
50	5.250%, 11/15/15	56
50	5.625%, 02/01/17	58
725	6.700%, 06/10/19	932
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	118
553	3.875%, 02/08/22	600
350	4.500%, 01/11/21	396
1,302	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	1,310
800	SunTrust Banks, Inc., 3.600%, 04/15/16	856
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	749
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	411

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
1,041	2.500%, 07/14/16	1,097
	U.S. Bancorp,
307	1.650%, 05/15/17	314
60	2.450%, 07/27/15	63
215	2.950%, 07/15/22	220
732	4.125%, 05/24/21	846
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,205
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,189
3,895	5.750%, 02/01/18	4,693

		43,493

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	485
	American Express Co.,
200	6.150%, 08/28/17	243
1,820	7.000%, 03/19/18	2,326
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,896
2,800	Capital One Bank USA N.A., 8.800%, 07/15/19	3,792
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	890
	Ford Motor Credit Co. LLC,
627	3.000%, 06/12/17	639
757	3.984%, 06/15/16	800
240	4.207%, 04/15/16	255
460	HSBC Finance Corp., 5.000%, 06/30/15	500
	John Deere Capital Corp.,
65	1.700%, 01/15/20	65
250	3.150%, 10/15/21	267
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	407
591	1.600%, 03/15/17	603
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	432
1,700	2.000%, 09/15/16	1,763

		15,363

	Diversified Financial Services — 1.8%
	Citigroup, Inc.,
600	2.250%, 08/07/15	616
619	4.587%, 12/15/15	677
490	4.750%, 05/19/15	529
829	5.375%, 08/09/20	978
5,400	8.500%, 05/22/19	7,225
	CME Group, Inc.,
1,250	3.000%, 09/15/22	1,281
131	5.750%, 02/15/14	139
	ERAC USA Finance LLC,
1,500	3.300%, 10/15/22 (e)	1,506
315	4.500%, 08/16/21 (e)	347
	General Electric Capital Corp.,
636	1.600%, 11/20/17	636
337	2.250%, 11/09/15	348
125	4.375%, 09/16/20	140
6,700	4.625%, 01/07/21	7,602
331	5.300%, 02/11/21	383
1,600	5.500%, 01/08/20	1,913
80	5.625%, 09/15/17	95
850	5.625%, 05/01/18	1,013
70	5.875%, 01/14/38	85
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,127
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	496
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	965

		28,101

	Insurance — 0.8%
500	Aflac, Inc., 8.500%, 05/15/19	683
	Aon Corp.,
621	3.125%, 05/27/16	657
94	3.500%, 09/30/15	100
1,372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,378
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	281
2,160	5.400%, 05/15/18	2,611
61	Chubb Corp. (The), 5.750%, 05/15/18	75
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	1,012
420	6.500%, 08/15/16	486
	Lincoln National Corp.,
96	4.200%, 03/15/22	102
768	4.850%, 06/24/21	854
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	726
400	3.125%, 01/11/16 (e)	425

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
426	3.875%, 04/11/22 (e)	463
	New York Life Global Funding,
500	3.000%, 05/04/15 (e)	528
800	5.375%, 09/15/13 (e)	830
471	Principal Financial Group, Inc., 3.125%, 05/15/23	470
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	204

		11,939

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
400	6.250%, 08/15/16	439
600	6.650%, 01/15/18	677
1,072	ERP Operating LP, 4.625%, 12/15/21	1,209
	HCP, Inc.,
662	2.625%, 02/01/20	660
50	3.750%, 02/01/19	53
200	Simon Property Group LP, 6.125%, 05/30/18	246
526	WEA Finance LLC/WT Finance Aust Pty Ltd., 3.375%, 10/03/22 (e)	536
700	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	866

		4,686

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	441
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	445

		886

	Total Financials	134,865

	Health Care — 0.6%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,503

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	567

	Health Care Providers & Services — 0.2%
381	Aetna, Inc., 1.750%, 05/15/17	389
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,569
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	117
187	3.375%, 11/15/21	201
400	4.700%, 02/15/21	468
	WellPoint, Inc.,
100	2.375%, 02/15/17	104
700	3.300%, 01/15/23	720

		3,664

	Pharmaceuticals — 0.3%
1,304	AbbVie, Inc., 2.900%, 11/06/22 (e)	1,332
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	390
1,400	Merck & Co., Inc., 6.000%, 09/15/17	1,729
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	405
250	Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	257

		4,113

	Total Health Care	9,847

	Industrials — 1.7%
	Aerospace & Defense — 0.4%
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,978
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,418
850	Lockheed Martin Corp., 4.250%, 11/15/19	968
325	Northrop Grumman Corp., 5.050%, 08/01/19	380
1,550	United Technologies Corp., 6.125%, 02/01/19	1,951

		6,695

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	159

	Airlines — 0.2%
103	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	108
656	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	669
358	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	400
297	Continental Airlines, 2012-2 Class A Pass-Through Certificates, 4.000%, 10/29/24	310
52	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	57
90	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	99

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — Continued
535	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	568

		2,211

	Commercial Services & Supplies — 0.1%
200	Pitney Bowes, Inc., 5.000%, 03/15/15	208
417	Republic Services, Inc., 3.550%, 06/01/22	440
	Waste Management, Inc.,
862	2.900%, 09/15/22	863
242	4.600%, 03/01/21	276
150	4.750%, 06/30/20	173

		1,960

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	361
526	Fluor Corp., 3.375%, 09/15/21	568

		929

	Industrial Conglomerates — 0.1%
784	Danaher Corp., 3.900%, 06/23/21	886
	Koninklijke Philips Electronics N.V., (Netherlands),
200	3.750%, 03/15/22	221
480	5.750%, 03/11/18	584
272	Turlock Corp., 1.500%, 11/02/17 (e)	273

		1,964

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	1,018
30	7.900%, 12/15/18	41
	Deere & Co.,
298	2.600%, 06/08/22	305
700	4.375%, 10/16/19	818

		2,182

	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	137
2,000	4.100%, 06/01/21	2,233
	CSX Corp.,
3,000	6.250%, 03/15/18	3,686
230	7.375%, 02/01/19	294
	Norfolk Southern Corp.,
363	2.903%, 02/15/23 (e)	370
829	3.250%, 12/01/21	877
	Ryder System, Inc.,
290	2.500%, 03/01/17	296
535	3.500%, 06/01/17	570
100	3.600%, 03/01/16	106
1,931	Union Pacific Corp., 4.163%, 07/15/22	2,202

		10,771

	Total Industrials	26,871

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	211
250	5.500%, 02/22/16	287

		498

	Computers & Peripherals — 0.2%
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	886
1,100	4.750%, 06/02/14	1,135
30	6.125%, 03/01/14	31

		2,052

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	405
155	6.000%, 04/01/20	176
160	6.875%, 07/01/13	166
500	7.500%, 01/15/27	624

		1,371

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	95
1,250	3.250%, 10/15/20	1,359

		1,454

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	255
1,000	1.875%, 05/15/19	1,038
629	1.950%, 07/22/16	654
40	8.375%, 11/01/19	57

		2,004

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,861

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,622
837	Texas Instruments, Inc., 2.375%, 05/16/16	879

		2,501

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,094
1,500	Microsoft Corp., 4.200%, 06/01/19	1,753
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,301
720	5.750%, 04/15/18	882
50	6.500%, 04/15/38	71

		5,101

	Total Information Technology	16,842

	Materials — 1.0%
	Chemicals — 0.7%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	541
89	4.250%, 11/15/20	98
325	5.900%, 02/15/15	360
32	8.550%, 05/15/19	43
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	245
1,500	6.000%, 07/15/18	1,871
792	Ecolab, Inc., 1.000%, 08/09/15	795
660	Mosaic Co. (The), 3.750%, 11/15/21	709
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	823
	PPG Industries, Inc.,
550	3.600%, 11/15/20	598
50	5.750%, 03/15/13	51
1,325	6.650%, 03/15/18	1,658
25	7.400%, 08/15/19	31
	Praxair, Inc.,
250	2.200%, 08/15/22	248
1,000	3.000%, 09/01/21	1,063
100	4.625%, 03/30/15	109
240	5.200%, 03/15/17	283
400	Union Carbide Corp., 7.500%, 06/01/25	494

		10,020

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	348

	Metals & Mining — 0.3%
900	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	949
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	693
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	353
352	2.150%, 03/01/17	360
172	Nucor Corp., 5.850%, 06/01/18	210
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	41
800	4.125%, 05/20/21	888
650	6.500%, 07/15/18	817
120	8.950%, 05/01/14	134

		4,445

	Total Materials	14,813

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,500	4.450%, 05/15/21	1,748
1,000	5.500%, 02/01/18	1,199
850	5.600%, 05/15/18	1,031
256	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	263
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,319
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,132
	France Telecom S.A., (France),
525	2.750%, 09/14/16	552
50	8.500%, 03/01/31	74
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	271
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	420
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	116
400	6.221%, 07/03/17	432
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,113
245	5.550%, 02/15/16	280
2,055	8.750%, 11/01/18	2,872

		13,822

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	388
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,045
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,411
500	5.625%, 02/27/17	591

		3,435

	Total Telecommunication Services	17,257

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 2.6%
	Electric Utilities — 1.9%
800	Appalachian Power Co., 4.600%, 03/30/21	932
461	Carolina Power & Light Co., 2.800%, 05/15/22	479
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	268
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,177
	Consumers Energy Co.,
137	2.850%, 05/15/22	144
1,060	5.650%, 04/15/20	1,327
	Detroit Edison Co. (The),
197	2.650%, 06/15/22	202
200	3.900%, 06/01/21	226
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,424
50	6.450%, 10/15/32	66
233	Duke Energy Corp., 3.550%, 09/15/21	248
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	178
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	417
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	192
3,700	Georgia Power Co., 4.250%, 12/01/19	4,265
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,852
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,447
25	Indiana Michigan Power Co., 7.000%, 03/15/19	32
1,000	Nevada Power Co., 6.500%, 08/01/18	1,258
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
200	6.000%, 03/01/19	238
40	7.875%, 12/15/15	48
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	382
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	800
424	3.250%, 09/15/21	456
50	6.050%, 03/01/34	65
200	PacifiCorp, 5.650%, 07/15/18	246
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,766
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	801
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	228
490	Progress Energy, Inc., 4.400%, 01/15/21	550
74	Public Service Co. of Colorado, 3.200%, 11/15/20	82
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	252
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,097
650	5.500%, 08/15/18	799
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,285
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	2,053
429	Virginia Electric and Power Co., 2.950%, 01/15/22	457

		29,982

	Gas Utilities — 0.2%
939	AGL Capital Corp., 3.500%, 09/15/21	1,027
380	Atmos Energy Corp., 4.950%, 10/15/14	409
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	966

		2,402

	Independent Power Producers & Energy Traders — 0.1%
	PSEG Power LLC,
500	4.150%, 09/15/21	546
350	5.125%, 04/15/20	404

		950

	Multi-Utilities — 0.3%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	613
350	Dominion Resources, Inc., 5.200%, 08/15/19	419
	Nisource Finance Corp.,
300	3.850%, 02/15/23	311
500	5.450%, 09/15/20	594
100	6.800%, 01/15/19	122
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
500	2.000%, 03/15/14	508
1,400	9.800%, 02/15/19	1,963

		4,538

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Water Utilities — 0.1%
1,700	American Water Capital Corp., 6.085%, 10/15/17	2,020

	Total Utilities	39,892

	Total Corporate Bonds (Cost $301,327)	323,235

Foreign Government Security — 0.1%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15 (Cost $1,600)	1,620

Mortgage Pass-Through Securities — 4.8%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,347	5.500%, 01/01/24 - 02/01/24	9,059
586	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	635
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,758	4.500%, 05/01/41	4,036
618	5.000%, 10/01/33	686
18	6.000%, 12/01/36	20
2,470	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,678
	Federal National Mortgage Association, 15 Year, Single Family,
250	6.000%, 10/01/19 - 01/01/24	268
2,687	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,877
	Federal National Mortgage Association, 30 Year, Single Family,
3,295	5.000%, 03/01/36 - 08/01/40	3,673
551	5.500%, 02/01/38	603
2,136	6.000%, 12/01/32 - 04/01/35	2,394
384	6.500%, 10/01/37 - 10/01/38	433
248	7.000%, 04/01/37	286
	Federal National Mortgage Association, Other,
3,000	1.446%, 07/01/17	3,074
2,000	2.004%, 07/01/19	2,046
1,000	2.074%, 01/01/23	1,009
1,500	2.211%, 04/01/19	1,579
2,700	2.340%, 01/01/23	2,751
1,600	2.400%, 12/01/22	1,624
1,347	2.490%, 10/01/17	1,437
2,000	2.650%, 08/01/22	2,093
2,000	2.670%, 07/01/22	2,097
1,380	3.131%, 12/01/21	1,495
1,500	3.482%, 11/01/20	1,658
3,500	3.492%, 01/01/18	3,873
1,750	3.590%, 10/01/20	1,958
1,000	3.596%, 12/01/20	1,112
4,945	3.730%, 06/01/18	5,628
1,705	3.810%, 01/01/19	1,905
3,400	3.895%, 09/01/21	3,872
1,276	3.988%, 07/01/21	1,456
1,000	4.402%, 07/01/21	1,169
1,963	4.474%, 04/01/21	2,300
776	4.515%, 02/01/20	907
981	4.794%, 01/01/21	1,164
1,230	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	1,380

	Total Mortgage Pass-Through Securities (Cost $71,883)	75,235

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $645)	673

U.S. Government Agency Securities — 18.1%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,619
	Federal Home Loan Mortgage Corp.,
74,000	1.000%, 06/29/17	75,204
20,000	1.750%, 05/30/19	20,833
28,800	2.875%, 02/09/15	30,394
28,700	3.750%, 03/27/19	33,436
20,000	4.500%, 01/15/14	20,947
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,633
14,000	1.500%, 06/26/13 (m)	14,104
12,600	1.625%, 10/26/15	13,047
21,500	5.000%, 02/13/17	25,457

	Total U.S. Government Agency Securities (Cost $274,330)	280,674

U.S. Treasury Obligations — 15.8%
	U.S. Treasury Inflation Indexed Notes,
82,500	0.125%, 01/15/22	92,540
40,000	1.625%, 01/15/18	51,446
61,400	1.875%, 07/15/15	79,599

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
16,000	2.125%, 01/15/19	21,055

	Total U.S. Treasury Obligations (Cost $238,036)	244,640

SHARES
Short-Term Investment — 7.3%
	Investment Company — 7.3%
112,856	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m) (Cost $112,856)	112,856

	Total Investments — 98.8% (Cost $1,491,515)	1,533,054
	Other Assets in Excess of Liabilities — 1.2%	17,918

	NET ASSETS — 100.0%	$1,550,972

Percentages indicated are based on net assets.

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$283
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	78
BNP Paribas S.A.	1.970% at termination	CPI-U at termination	01/31/14	47,000	615
BNP Paribas S.A.	2.125% at termination	CPI-U at termination	01/25/15	60,000	528
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	1,814
Credit Suisse International	2.180% at termination	CPI-U at termination	05/22/17	18,000	63
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	192
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	89
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/16	120,000	(1,308)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/16	104,000	(1,855)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/16	75,000	753
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/14	50,000	432
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/15	50,000	299
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/15	77,000	(1,067)
UBS Warburg	1.840% at termination	CPI-U at termination	06/24/13	25,000	29
UBS Warburg	1.770% at termination	CPI-U at termination	06/27/13	25,000	57
UBS Warburg	2.438% at termination	CPI-U at termination	03/02/16	20,000	(125)

					$877

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
CPI-U	—	Consumer Price Index for All Urban Customers
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $3,830,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,878
Aggregate gross unrealized depreciation	(6,339)

Net unrealized appreciation/depreciation	$41,539

Federal income tax cost of investments	$1,491,515

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$44,124	$650		$44,774
Collateralized Mortgage Obligations
Agency CMO	—	403,832	1,999		405,831
Non-Agency CMO	—	13,328	455		13,783

Total Collateralized Mortgage Obligations	—	417,160	2,454		419,614

Commercial Mortgage-Backed Securities	—	25,958	3,775		29,733
Corporate Bonds
Consumer Discretionary	—	19,107	—		19,107
Consumer Staples	—	18,304	—		18,304
Energy	—	25,437	—		25,437
Financials	—	134,865	—		134,865
Health Care	—	9,847	—		9,847
Industrials	—	24,660	2,211		26,871
Information Technology	—	16,842	—		16,842
Materials	—	14,813	—		14,813
Telecommunication Services	—	17,257	—		17,257
Utilities	—	39,892	—		39,892

Total Corporate Bonds	—	321,024	2,211		323,235

Foreign Government Securitiy	—	1,620	—		1,620
Mortgage Pass-Through Securities	—	75,235	—		75,235
Supranational	—	673	—		673
U.S. Government Agency Securities	—	280,674	—		280,674
U.S. Treasury Obligations	—	244,640	—		244,640
Short-Term Investment
Investment Company	112,856	—	—		112,856

Total Investments in Securities	$112,856	$1,411,108	$9,090	*	$1,533,054

Appreciation in Other Financial Instruments
Swaps	$—	$5,232	$—		$5,232

Depreciation in Other Financial Instruments

Swaps	$—	$(4,355)	$—		$(4,355)

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $9,090,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$—	$—		$4	$—	(a)	$—	$(351)	$997	$—	$650
Collateralized Mortgage Obligations
Agency CMO	—	—		1	—	(a)	1,998	—	—	—	1,999
Non- Agency CMO	—	—	(a)	5	—	(a)	485	(35)	—	—	455
Commercial Mortgage- Backed Securities	—	—		(3)	—	(a)	2,355	(113)	1,536	—	3,775
Corporate Bonds - Industrials	—	—		35	(1)		832	(78)	1,423	—	2,211

Total	$—	$—	(a)	$42	$(1)		$5,670	$(577)	$3,956	$—	$9,090

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $42,000.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — 96.2% (t)
	Alabama — 0.3%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,686

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	2,162
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,208
1,000	Series B, GO, 5.000%, 09/01/26	1,205

		4,575

	Total Alabama	16,261

	Alaska — 0.5%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	15,074

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,766

	Utility — 0.0% (g)
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,208
1,000	Series 1, Rev., 5.375%, 09/01/25	1,206
1,000	Series 1, Rev., 5.500%, 09/01/27	1,194

		3,608

	Total Alaska	29,448

	Arizona — 2.4%
	Certificate of Participation/Lease — 0.5%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	18,463
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,592
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,879
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,144

		27,078

	General Obligation — 0.1%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,476
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,144
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,580

		7,200

	Hospital — 0.6%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,012
3,000	Series D, Rev., 5.000%, 01/01/14	3,150
2,500	Series D, Rev., 5.000%, 01/01/23	2,853
5,000	Series D, Rev., 5.000%, 01/01/24	5,660
10,000	Series D, Rev., 5.500%, 01/01/19	12,017
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.160%, 02/02/15	4,958
300	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	300
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,086

		33,036

	Other Revenue — 0.1%
	Pima County, Sewer System Revenue,
2,300	Series B, Rev., 5.000%, 07/01/21	2,894
2,150	Series B, Rev., 5.000%, 07/01/22	2,668

		5,562

	Prerefunded — 0.4%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	15,583
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,479
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	990

		22,052

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,268
10,250	Series A, Rev., 7.000%, 07/01/28	10,914
5,000	Series A, Rev., 7.000%, 07/01/33	5,317

		21,499

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,749
4,675	Series B, Rev., 5.000%, 07/01/16	5,298

		11,047

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,187
500	Series A, Rev., 5.000%, 01/01/21	612
1,000	Series A, Rev., 5.000%, 01/01/22	1,183

		2,982

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,207

	Total Arizona	131,663

	California — 13.2%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,205
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,403
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/14 (p)	1,976
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,987
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,239
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,441
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,455
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,481
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,829
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,907
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,387
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,512
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,652
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,625

		37,103

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,370
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,846
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	545
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	899
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	12,551
5,000	Series O, Rev., 5.750%, 05/15/30	6,240
10,000	Series O, Rev., 5.750%, 05/15/34	12,433

		38,884

	General Obligation — 7.0%
2,370	California State University, Systemwide, Unrefunded Balance, Series A, GO, AGM, 4.750%, 11/01/23	2,503
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	981
2,000	GO, Zero Coupon, 05/01/18	1,788
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	1,216
	City of Los Angeles,
12,735	Series A, GO, 5.000%, 09/01/21	16,434
1,500	Series A, GO, 5.000%, 09/01/22	1,914
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	11,723

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,664
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,387
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,845
	Los Angeles Unified School District,
25,000	Series A-2, GO, 5.000%, 07/01/21	32,095
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,789
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,803
6,120	Series I, GO, 5.250%, 07/01/23	7,552
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	31,033
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	11,511
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, GO, 5.000%, 10/01/30	1,440
	Mount Diablo Unified School District, Election 20002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,363
4,255	Series B-2, GO, 5.000%, 07/01/26	5,191
	Mountain View Los Altos Union High School District, Election of 2010, Capital Appreciation,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,470
1,000	Series C, GO, Zero Coupon, 08/01/26	647
1,000	Series C, GO, Zero Coupon, 08/01/27	621
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,294
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,193
14,180	San Diego Community College District, GO, 5.000%, 08/01/24	18,347
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,564
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	3,178
1,500	San Francisco City & County, Series R1, GO, 5.000%, 06/15/24	1,904
3,545	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	4,154
7,900	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15	7,766
1,000	San Ramon Valley Unified School District, GO, 4.000%, 08/01/20	1,208
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	293
5,450	State Center Community College District, GO, 5.250%, 08/01/28	6,826
	State of California,
6,875	GO, 5.000%, 11/01/15	7,742
5,000	GO, 5.000%, 08/01/16	5,766
8,545	GO, 5.000%, 02/01/21	8,803
1,650	GO, 5.000%, 08/01/22	1,827
5,000	GO, 5.125%, 04/01/23	5,303
3,000	GO, 5.250%, 02/01/13 (p)	3,025
1,565	GO, AMBAC, 5.000%, 02/01/27	2,036
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,268
3,590	GO, NATL-RE, 5.250%, 02/01/13 (p)	3,621
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,167
4,655	Series 2, GO, 5.000%, 09/01/20	5,294
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,093
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	27,810
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,464
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	27
15,000	GO, 5.000%, 04/01/17	17,639
1,000	GO, 5.000%, 09/01/19	1,254
2,500	GO, 5.000%, 09/01/27	2,932
3,000	GO, 5.000%, 09/01/28	3,512
6,790	GO, 5.500%, 04/01/18	8,402
6,800	GO, 5.500%, 04/01/21	8,472
15,000	GO, 5.625%, 04/01/26	18,260
6,685	GO, 6.500%, 04/01/33	8,586
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,469
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,893

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
	West Valley-Mission Community College District, Election of 2004,
455	Series A, GO, AGM, 5.000%, 08/01/23	515
910	Series A, GO, AGM, 5.000%, 08/01/25	1,039

		381,916

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,451
2,450	Series C, Rev., 6.500%, 10/01/33	3,016
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,379
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,082
1,000	Rev., MTG, 5.250%, 11/15/23	1,021

		15,949

	Other Revenue — 1.7%
2,065	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,679
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	989
	California Health Facilities Financing Authority, Cedars Sinai Medical Center,
2,250	Rev., 5.000%, 08/15/18	2,687
1,000	Rev., 5.000%, 08/15/19	1,222
2,000	Rev., 5.000%, 08/15/20	2,458
1,500	Rev., 5.000%, 08/15/21	1,846
1,500	California Health Facilities Financing Authority, Lucile Salter Packard, Series A, Rev., VAR, 1.450%, 03/15/17	1,526
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,837
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series D, Rev., 5.000%, 08/15/24	1,841
2,000	Series D, Rev., 5.000%, 08/15/25	2,436
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,419
1,500	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., 5.000%, 10/01/21	1,973
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E-1, VAR, 5.000%, 05/01/17	1,161
	City of Los Angeles, Wastewater System,
9,000	Series A, Rev., 5.000%, 06/01/19	11,287
2,000	Series C, Rev., 5.000%, 06/01/26	2,498
8,000	Subseries A, Rev., 5.000%, 06/01/20	10,204
1,000	Los Angeles County Metropolitan Transportation Authority, Proposition C, Series B, Rev., 5.000%, 07/01/23	1,287
5,000	Los Angeles Department of Water & Power Waterworks, Series C, Rev., 5.000%, 07/01/25	6,375
	Los Angeles Municipal Improvement Corp., Lease, Capital Improvement,
4,300	Series A, Rev., 5.000%, 03/01/17	4,917
4,765	Series A, Rev., 5.000%, 03/01/18	5,548
	Metropolitan Water District of Southern California,
2,125	Series C, Rev., 5.000%, 10/01/27	2,910
8,750	Series G, Rev., 5.000%, 07/01/28 (w)	11,100
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,867
1,600	Series A, Rev., 4.750%, 11/01/22	2,030
750	San Diego Convention Center Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/18 (w)	839
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,152
1,000	San Diego Public Facilities Financing Authority, Subseries A, Rev., 5.000%, 08/01/20	1,276
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,535
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,519
2,000	Rev., AGM, 5.000%, 08/01/20	2,408

		93,826

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 1.6%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	46
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	500
4,120	California State University, Systemwide, Series A, Rev., AGM, 4.750%, 05/01/14 (p)	4,376
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	22,933
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC- TCRS, 5.500%, 06/01/13 (p)	2,053
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	7,633
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,431
5,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,119
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax- Merged, TAN, Zero Coupon, 01/01/19 (p)	4,708
11,755	Los Angeles Unified School District, Election of 1997, Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,083
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,186
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	942
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,652
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,178
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,601
7,170	West Valley-Mission Community College District, Election of 2004, Series A, GO, AGM, 5.000%, 08/01/16 (p)	8,351

		84,792

	Transportation — 0.1%
690	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	692
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,292
3,230	Los Angeles Department of Airports, Ontario International, Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,292

		6,276

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,965
9,545	Series A, Rev., 5.250%, 11/15/22	11,401
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,023

		19,389

	Water & Sewer — 0.7%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J- 1, Rev., 7.000%, 12/01/12	1,840
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	838
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,416
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,220
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,365
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,533
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,701
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,327
2,165	Series A, Rev., 5.000%, 05/15/22	2,644
6,200	Series A, Rev., 5.000%, 05/15/23	7,517
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,169

		35,570

	Total California	713,705

	Colorado — 3.4%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	6,063

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — 0.1%
2,035	Arapahoe County School District No. 6- Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,035
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	638
1,480	Series A, Rev., 5.500%, 06/01/26	1,876
750	Series A, Rev., 5.750%, 06/01/28	960

		5,509

	General Obligation — 1.5%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18 (p)	30,979
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,729
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL- RE, FGIC, 5.750%, 12/15/14 (p)	1,783
4,750	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14 (p)	4,692
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	23,351
9,500	GO, 5.000%, 12/15/22	12,306

		81,840

	Hospital — 0.0% (g)
	Colorado Health Facilities Authority, Boulder Hospital,
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	861
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	636

		1,497

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,251

	Prerefunded — 1.4%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	41,638
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,194
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,204
	Prerefunded –– Continued
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,694
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,877
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,024

		75,631

	Transportation — 0.2%
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,154
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,441

		8,595

	Total Colorado	184,386

	Connecticut — 0.8%
	General Obligation — 0.6%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	8,350
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,372
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,713
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,188
2,175	Town of Fairfield, GO, 5.000%, 07/01/19	2,738
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,264

		29,625

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	856
1,040	Rev., AGM, 5.000%, 06/15/15	1,154
1,200	Rev., AGM, 5.000%, 06/15/16	1,378
1,260	Rev., AGM, 5.000%, 06/15/17	1,490
1,320	Rev., AGM, 5.000%, 06/15/18	1,549

		6,427

	Other Revenue — 0.0% (g)
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,549

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.1%
3,355	State of Connecticut, Series F, GO, NATL- RE, 5.250%, 10/15/13 (p)	3,501

	Total Connecticut	42,102

	Delaware — 0.4%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,552
1,250	Series B, Rev., 4.000%, 11/01/14	1,337

		2,889

	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,560
2,000	GO, 5.000%, 07/01/23	2,547
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,378
4,000	Series B, GO, 5.000%, 07/01/22	5,284
3,710	Series B, GO, 5.000%, 07/01/23	4,964

		16,733

	Total Delaware	19,622

	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,008
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,178
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,806

		6,992

	Other Revenue — 0.4%
2,440	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,501
8,575	District of Columbia Water & Sewer Authority, Public Utilities, Sub Lien, Series C, Rev., 5.000%, 10/01/24	10,881
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	6,205

		19,587

	Total District of Columbia	26,579

	Florida — 4.5%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 02/01/14 (p)	5,268
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,310
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	4,364

		15,942

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,804

	General Obligation — 2.1%
4,500	Florida State Board of Education, Series A, GO, 5.000%, 06/01/23	5,603
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,562
1,260	Series D, GO, 5.500%, 06/01/18	1,574
4,515	Series E, GO, 5.000%, 06/01/19	5,647
4,740	Series E, GO, 5.000%, 06/01/20	6,033
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,674
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,532
34,600	Series D, GO, 5.000%, 06/01/24	43,167
25,000	Series D, GO, 5.000%, 06/01/25	31,031
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,480
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,880
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,905

		116,088

	Housing — 0.2%
	Florida Housing Finance Corp., Homeowner Mortgage,
4,600	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	4,982
2,945	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,206
1,545	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,657

		9,845

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 1.1%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,619
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	628
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	6,221
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,414
17,975	Florida State Department of Environmental Protection, Series B, Rev., 5.000%, 07/01/20	22,419
14,000	Orlando Utilities Commission, Series A, Rev., 5.000%, 10/01/24 (w)	18,550
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,290

		58,141

	Special Tax — 0.2%
	City of Port St. Lucie,
2,730	Rev., AGC, 5.000%, 09/01/17	3,226
2,770	Rev., AGC, 5.000%, 09/01/19	3,324
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,788
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,506

		10,844

	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	1,036
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,363
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,828

		8,227

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL- RE, FGIC, 5.000%, 10/01/17	5,081
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,532

		14,613

	Total Florida	244,504

	Georgia — 2.9%
	Certificate of Participation/Lease — 0.1%
2,850	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	2,862

	General Obligation — 1.1%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,599
2,500	GO, 5.000%, 02/01/25	3,092
2,000	GO, 5.000%, 02/01/26	2,463
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,765
5,000	GO, 5.000%, 02/01/18 (p)	6,071
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,487
10,000	Series B, GO, 5.000%, 01/01/20	12,456
6,585	Series C, GO, 5.500%, 07/01/14	7,128
6,000	Series C, GO, 5.500%, 07/01/15	6,494
7,515	Series G, GO, 5.000%, 10/01/16	8,798

		60,353

	Other Revenue — 0.7%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,261
1,960	Rev., 5.000%, 12/01/22	2,427
1,000	Rev., 5.000%, 12/01/23	1,225
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,734
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	2,133
2,000	Columbus Water & Sewer Revenue, Series A, Rev., 5.000%, 05/01/22	2,566
5,500	Dekalb County, Water & Sewage, Series B, Rev., 5.250%, 10/01/26	7,443
7,000	Fulton County Water & Sewerage Revenue Refunding, Rev., 5.000%, 01/01/22	8,804

		37,593

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,387

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,977
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	6,023

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
1,860	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE- IBC-Bank of New York, 6.250%, 07/01/18	2,145

		11,145

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,786

	Water & Sewer — 0.8%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,705
6,565	Rev., 5.000%, 07/01/21	8,239
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	6,282
8,660	Series B, Rev., 5.250%, 10/01/23	11,481
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,919

		40,626

	Total Georgia	155,752

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	3,593
1,000	Series DK, GO, 5.000%, 05/01/21	1,197
11,810	Series DR, GO, 5.000%, 06/01/15	13,138
5,000	Series DY, GO, 5.000%, 02/01/19	6,203

		24,131

	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,255
5,915	Rev., 5.000%, 01/01/20	7,234
520	Rev., 5.250%, 01/01/18	634
5,120	Rev., 5.250%, 01/01/21	6,273
2,450	Rev., 6.000%, 01/01/29	3,068

		18,464

	Total Hawaii	42,595

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,886

	Illinois — 2.6%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B- 1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,766
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,854
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,158
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,736

		11,514

	General Obligation — 1.2%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,088
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	8,093
1,400	City of Elgin, GO, 4.000%, 12/15/21	1,650
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,231
1,000	GO, AGC, 5.500%, 12/01/19	1,221
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM- CR, NATL-RE, Zero Coupon, 12/01/21	3,869
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,889
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,293
1,080	Lake County Community High School District No. 124, Grant School Building, GO, 5.000%, 12/01/16	1,253
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,421
8,885	State of Illinois, Series A, GO, 5.000%, 03/01/19	9,340
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,506
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,876
1,250	GO, 5.750%, 06/01/25	1,494

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
1,000	GO, 5.750%, 06/01/26	1,194
1,000	GO, 5.750%, 06/01/27	1,194
1,000	GO, 5.750%, 06/01/28	1,194
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,649
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,768
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,664

		63,887

	Hospital — 0.0% (g)
2,795	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,939

	Other Revenue — 0.2%
6,850	Chicago Water Revenue, Second Lien Project, Rev., 4.000%, 11/01/37	7,264
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	2,145

		9,409

	Prerefunded — 0.3%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,358
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
4,595	GO, 5.500%, 12/01/12 (p)	4,596
1,000	GO, 7.250%, 12/01/12 (p)	1,000
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,830

		18,784

	Special Tax — 0.0% (g)
460	State of Illinois, Series P, Rev., 6.500%, 06/15/13	473

	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,576
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	13,394
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,193
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,874

		36,037

	Total Illinois	143,043

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.1%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,329
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,803
	East Chicago Multi School Building Corp., First Mortgage,
1,155	Rev., COP, 5.000%, 07/15/13	1,187
990	Rev., COP, 5.000%, 07/15/14	1,059

		7,378

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,149

	Other Revenue — 1.2%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,289
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,952
5,205	Series A, Rev., 5.000%, 02/01/30	6,429
18,805	Series C, Rev., 5.000%, 02/01/21	23,506
10,000	Series C, Rev., 5.000%, 02/01/31 (w)	12,528
7,000	Series C, Rev., 5.000%, 02/01/32 (w)	8,734
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,677
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,513
1,000	Series A, Rev., 5.000%, 06/01/32	1,233

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,866

		63,727

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,026

	Transportation — 0.0% (g)
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,389

	Total Indiana	83,669

	Iowa — 0.6%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	8,239
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,299
500	State of Iowa, Vision Special Fund, GO, NATL-RE, 5.500%, 02/15/20	646

		10,184

	Housing — 0.0% (g)
1,070	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,125

	Other Revenue — 0.4%
5,945	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	7,479
12,905	Iowa Finance Authority, State Revolving Funds, Rev., 5.000%, 08/01/29	16,065

		23,544

	Total Iowa	34,853

	Kansas — 3.5%
	General Obligation — 0.2%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,929
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,598
1,625	Junction City, Public Improvements, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,835

		11,362

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,337

	Other Revenue — 2.2%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,449
2,500	Series A, Rev., 5.000%, 09/01/18	3,099
7,000	Series A, Rev., 5.000%, 09/01/19	8,890
7,000	Series A, Rev., 5.000%, 09/01/20	9,047
20,000	Series B, Rev., 5.000%, 09/01/20	25,849
39,425	Series B, Rev., 5.000%, 09/01/22	52,208
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,500
3,800	Series A, Rev., 5.000%, 09/01/22	4,686

		117,728

	Prerefunded — 1.0%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,424
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,192
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	23,807
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,373

		56,796

	Total Kansas	191,223

	Kentucky — 1.2%
	Certificate of Participation/Lease — 0.2%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,120
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,220
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,844
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,266
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,489

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Certificate of Participation/Lease –– Continued
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,166
1,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	1,450
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,776

		11,331

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/21	2,411
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,679
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,772

		5,862

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,120

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,169

	Other Revenue — 0.2%
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,759
5,145	Series A, Rev., 5.000%, 07/01/27	6,353

		9,112

	Prerefunded — 0.1%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,033
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	6,765
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	561

		8,359

	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,156
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,069
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,064

		3,289

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,429

	Water & Sewer — 0.4%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,752
12,720	Series A, Rev., 4.000%, 11/15/13	13,176
4,170	Series A, Rev., 5.000%, 11/15/19	5,291
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,782
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,148

		23,149

	Total Kentucky	66,820

	Louisiana — 2.2%
	General Obligation — 0.2%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,427
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,153
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,206
	State of Louisiana,
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,626
1,500	Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,729

		9,141

	Hospital — 0.0% (g)
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,107

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.0% (g)
488	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	516
1,545	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,638

		2,154

	Other Revenue — 0.4%
6,000	Louisiana Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	6,640
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,690	Rev., AMBAC, 5.250%, 12/01/18	1,800
3,130	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,424
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	2,044
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,127
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.910%, 06/01/13	5,007

		20,042

	Prerefunded — 0.9%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,223
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,245
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,180
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL- RE, 5.000%, 02/01/13 (p)	11,647
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,375

		49,670

	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	5,039
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,121
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,806
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,875
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,716
	Parish of East Baton Rouge, Road and Street Improvements,
4,270	Rev., AGC, 5.000%, 08/01/20	5,303
2,125	Rev., AGC, 5.000%, 08/01/21	2,618
2,000	Rev., AGC, 5.000%, 08/01/22	2,467
3,490	Rev., AGC, 5.250%, 08/01/19	4,406

		32,351

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	923
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,540

		2,463

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,507

	Total Louisiana	118,435

	Maryland — 3.2%
	Certificate of Participation/Lease — 0.1%
3,120	State of Maryland, Private Placement, Rev., COP, 5.187%, 07/01/16 (i)	3,161

	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	6,022

	General Obligation — 2.4%
	Anne Arundel County, Consolidated General Improvement,
3,840	GO, 5.000%, 04/01/18	4,690
5,960	GO, 5.000%, 04/01/19	7,464

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
4,060	GO, 5.000%, 04/01/20	5,180
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	8,722
15,570	Series A, GO, 5.000%, 11/01/16	18,279
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	10,601
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,549
	State of Maryland, State & Local Facilities Loan, Second Series,
12,945	GO, 5.000%, 08/01/15	14,533
10,000	Series B, GO, 5.000%, 08/01/17	12,020
4,000	Series E, GO, 5.000%, 08/01/18	4,947
29,900	State of Maryland, State and Local Facilities Loan, Second Series, Series B, GO, 5.000%, 08/01/19	37,925
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	6,327

		132,237

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,255

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,106
2,915	Rev., 5.000%, 06/15/16	3,374
3,060	Rev., 5.000%, 06/15/17	3,661
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,822

		21,963

	Total Maryland	171,638

	Massachusetts — 2.8%
	Certificate of Participation/Lease — 0.4%
	Massachusetts Bay Transportation Authority, Assessment,
10,530	Series A, Rev., COP, 5.250%, 07/01/27	14,392
5,000	Series A, Rev., COP, 5.250%, 07/01/29	6,957

		21,349

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,798
	Education –– Continued
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	5,623

		7,421

	General Obligation — 0.7%
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	13,415
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,205
1,000	Series D, GO, 5.000%, 08/01/17	1,159
11,890	Series D, GO, 5.000%, 10/01/24	15,066
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,770
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,718

		39,333

	Other Revenue — 0.2%
1,925	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/21	2,491
	Massachusetts State Port Authority, Refunding,
750	Series B, Rev., 5.000%, 07/01/19	940
1,500	Series B, Rev., 5.000%, 07/01/21	1,923
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	4,136

		9,490

	Prerefunded — 1.0%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,307
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,752
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,277
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,875
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,246
2,480	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	2,491
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,070

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded –– Continued
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	9,036
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	12,711

		52,765

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	3,027
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,154

		5,181

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,751
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,176

		5,927

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,869
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,045

		8,914

	Total Massachusetts	150,380

	Michigan — 1.5%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,840

	General Obligation — 0.5%
3,495	Ann Arbor, School District, Public School, GO, Q-SBLF, 4.000%, 05/01/18	4,055
4,900	Huron Valley School District, GO, Q- SBLF, 5.000%, 05/01/23	5,937
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,549
310	GO, AGC, Q-SBLF, 5.000%, 05/01/16	355
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,947
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,078
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,831
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,078
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,084
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,049
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,278
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,163

		27,404

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,565
	State of Michigan, Trunk Line,
1,150	Rev., 5.000%, 11/15/25	1,428
610	Rev., 5.000%, 11/15/26	752
1,035	Rev., 5.000%, 11/15/27	1,267

		11,012

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q- SBLF, 5.375%, 05/01/13 (p)	3,243

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,239

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,732

	Water & Sewer — 0.4%
1,900	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,097
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	9,632
10,400	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/14	11,393

		23,122

	Total Michigan	82,592

	Minnesota — 1.3%
	General Obligation — 1.0%
4,745	Olmsted County, Crossover, Series A, GO, 4.000%, 02/01/20	5,730
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	5,972
6,585	Series C, GO, 5.000%, 08/01/14	7,101

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
10,000	Series C, GO, 5.000%, 08/01/15	11,224
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,905
10,000	Series H, GO, 5.000%, 11/01/19	12,747

		55,679

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	9,023

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,078
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL- RE, 5.000%, 06/01/15	3,795

		4,873

	Total Minnesota	69,575

	Mississippi — 1.0%
	General Obligation — 0.2%
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,000
6,000	Series F, GO, 5.000%, 11/01/21	7,772

		9,772

	Other Revenue — 0.0% (g)
	Mississippi Development Bank Special Obligation,
1,395	Rev., 5.000%, 01/01/13 (p)	1,401
1,465	Rev., 5.000%, 01/01/14	1,533

		2,934

	Prerefunded — 0.8%
2,370	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39	2,513
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,616
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,828

		43,957

	Total Mississippi	56,663

	Missouri — 2.0%
	General Obligation — 0.4%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,811
620	City of Kansas City, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	777
7,000	City of Kansas, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	8,942
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	545
400	GO, AGM, 5.250%, 03/01/23	423
	Kansas City, Refunding & Improvement,
1,075	Series A, GO, 4.500%, 02/01/24	1,313
4,500	Series A, GO, 4.500%, 02/01/25	5,462
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,054

		20,327

	Housing — 0.0% (g)
810	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	873
630	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	646
115	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing, Series III, Rev., FHA, 4.800%, 12/01/12	115
1,470	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 09/01/34	1,509

		3,143

	Other Revenue — 0.9%
3,140	City of Kansas City, Sanitary Sewer System Revenue, Rev., 5.000%, 01/01/26	3,869
16,815	Missouri Highway & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	22,026
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
5,000	Series A, Rev., 5.000%, 01/01/22	6,191
3,645	Series B, Rev., 5.000%, 07/01/22	4,739

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,740	Series B, Rev., 5.000%, 07/01/24	4,849
3,905	Series B, Rev., 5.000%, 07/01/29	5,021
2,050	Series B, Rev., 5.000%, 07/01/30	2,623

		49,318

	Prerefunded — 0.1%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
4,785	GO, AGM, 5.250%, 03/01/14 (p)	5,081

	Transportation — 0.4%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,295
4,065	Series A, Rev., 5.000%, 05/01/20	5,035
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,517
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,355

		22,202

	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	10,152

	Total Missouri	110,223

	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,920
1,500	Rev., GAN, 5.000%, 06/01/23	1,794

	Total Montana	3,714

	Nebraska — 0.4%
	General Obligation — 0.1%
4,075	Douglas County School District No. 17, GO, 5.500%, 06/15/15	4,597

	Other Revenue — 0.3%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25 (w)	1,764
1,100	Rev., 5.000%, 11/15/26 (w)	1,391
1,035	Rev., 5.000%, 11/15/27 (w)	1,300
	Omaha Public Power District Electric,
5,715	Series A, Rev., 4.000%, 02/01/32	6,379
2,500	Series A, Rev., 5.000%, 02/01/37	2,991

		13,825

	Utility — 0.0% (g)
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,814

	Total Nebraska	21,236

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	2,885

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,275

	Total Nevada	8,160

	New Hampshire — 0.1%
	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	2,970

	New Jersey — 3.3%
	Certificate of Participation/Lease — 0.3%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,377
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,922
3,300	Series A, COP, 5.000%, 06/15/21	3,824

		17,123

	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14	8,034
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,407
7,750	Series P, Rev., 5.250%, 09/01/21	8,599
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,341
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,050

		31,431

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 0.0% (g)
	City of Harrison,
700	Series A, GO, AGM, Zero Coupon, 06/01/15	686
350	Series A, GO, AGM, Zero Coupon, 06/01/16	337

		1,023

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	4,310

	Other Revenue — 1.1%
	Garden State Preservation Trust, 2005,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	36,919
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,013
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	59
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
1,730	Series A, Rev., 5.750%, 06/15/16	2,017
1,000	Series D, Rev., AMBAC, 5.000%, 06/15/18	1,103

		56,111

	Prerefunded — 0.6%
	New Jersey EDA, Kapkowski Road Landfill,
5,735	Series A, Rev., 6.375%, 05/15/14 (p)	6,228
	New Jersey State Turnpike Authority,
435	Rev., 5.700%, 05/01/13 (p)	445
4,665	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	5,045
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,187
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	11,401
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,948

		34,254

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	10,951

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	6,427
6,670	Series D, Rev., AGM, 5.000%, 06/15/19	7,347

		13,774

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,257
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,287
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,392
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,443
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,606

		6,985

	Total New Jersey	175,962

	New Mexico — 0.9%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,903

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
765	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	815
2,190	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,344
2,595	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	2,759

		5,918

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL- RE-IBC, 5.700%, 04/01/27	1,340

	Other Revenue — 0.4%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,128

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,645	Series B, Rev., 5.000%, 06/01/21	1,962
1,890	Series B, Rev., 5.000%, 06/01/26	2,208
2,050	Series B, Rev., 5.000%, 06/01/28	2,390
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	12,737
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,885

		23,310

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,456

	Total New Mexico	49,927

	New York — 11.7%
	Certificate of Participation/Lease — 0.4%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13 (p)	3,912
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., COP, 5.000%, 08/01/28	6,788
1,515	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	1,551
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,936
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,061

		19,248

	Education — 0.8%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,344
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,180
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	9,495
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	6,011
10,000	Series D, Rev., 5.000%, 03/15/17	11,688
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	2,076
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,968
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,307

		45,069

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	122
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	443
225	GO, 5.000%, 07/15/16	260
	New York City,
5,000	Series E, GO, 5.000%, 08/01/23	6,095
5,000	Series G, GO, 5.000%, 08/01/14	5,383
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,609
7,500	Series I, GO, 5.000%, 08/01/22	9,708
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,564
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,721
3,170	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,193

		42,098

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,337
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,630

		4,967

	Housing — 0.1%
4,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	4,103

	Other Revenue — 6.1%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	12,988
	Metropolitan Transportation Authority,
1,000	Series D, Rev., 4.000%, 11/15/20	1,162

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,300	Series D, Rev., 5.000%, 11/15/19	1,608
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	15,184
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
18,055	Series FF, Rev., 5.000%, 06/15/24	22,413
6,585	Series HH, Rev., 5.000%, 06/15/26	8,173
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,590
1,000	Series FF, Rev., 5.000%, 06/15/21	1,291
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC,
	5.000%, 07/15/17	11,702
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	8,162
	New York City Transitional Finance Authority, Future Tax Secured,
3,000	Sub Series E-1, Rev., 5.000%, 02/01/25	3,795
1,000	Subseries A-3, Rev., 5.000%, 08/01/19	1,253
120	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	121
4,050	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/17	4,805
1,310	New York Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/20	1,655
24,000	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.000%, 10/01/22	31,822
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	8,901
20,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 12/15/28	25,268
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,501
2,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 12/15/21	2,597
580	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	594
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,536
2,000	Series A, Rev., 5.000%, 05/15/28	2,493
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
4,345	Series 2011, Class B, Rev., 5.000%, 06/15/27	5,418
7,280	Series D, Rev., 5.000%, 06/15/25	9,298
5,325	Series D, Rev., 5.000%, 06/15/27	6,706
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	8,634
14,050	New York State Thruway Authority, Highway & Bridge, Rev., AMBAC, 5.000%, 04/01/21	15,749
1,250	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series A, Rev., 4.000%, 04/01/20	1,481
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	13,550
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,798
2,340	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/31	2,822
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	23,611
3,000	Port Authority of New York & New Jersey, CONS, 172nd Series, Rev., 5.000%, 10/01/22	3,692
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,760
995	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/18	999
1,500	Triborough Bridge & Tunnel Authority, Series B, Rev., 4.000%, 11/15/20	1,803
8,860	Triborough Bridge & Tunnel Authority, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/32	4,729

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Triborough Bridge & Tunnel Authority, General Purpose,
25,000	Series A, Rev., 5.000%, 01/01/26	31,109
10,000	Series A-2, Rev., 5.000%, 11/15/28	12,127
2,500	Series B, Rev., 5.000%, 11/15/30	3,085

		332,985

	Prerefunded — 0.6%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,225
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,579
1,830	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,843
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	6,935
6,505	New York City Transitional Finance Authority, Future Tax Secured, Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	6,561
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,042
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,436

		30,621

	Special Tax — 2.0%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,692
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series B, Rev., 5.000%, 11/01/21	6,258
14,510	Series B, Rev., 5.000%, 11/01/22	18,072
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,816
1,000	Series A, Rev., 5.000%, 04/01/20	1,207
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	9,322
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,422
17,000	Series A, Rev., 5.250%, 03/15/19	21,407
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,208
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,830
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,737
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,181
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,287
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,243
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,259

		109,941

	Transportation — 0.4%
5,420	Metropolitan Transportation Authority, Series A, Rev., AMBAC, 5.500%, 11/15/14	5,948
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	3,210
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	5,947
5,440	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	6,203

		21,308

	Utility — 0.4%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	12,279
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,939

		19,218

	Water & Sewer — 0.0% (g)
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	462
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,206

		2,668

	Total New York	632,226

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	North Carolina — 2.7%
	General Obligation — 1.8%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,515
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	26,204
15,000	Series B, GO, 5.000%, 06/01/19	18,943
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,291
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	14,653
10,675	Series A, GO, 5.000%, 05/01/16	12,315
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,538
3,000	Series A, GO, 5.000%, 03/01/21	3,877
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,269
3,500	GO, 5.000%, 06/01/19	4,345

		97,950

	Hospital — 0.0% (g)
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,560

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13 (p)	6,197

	Other Revenue — 0.4%
3,000	Mecklenburg County Public Facilities Corp., Annual Appropriation, Rev., 5.000%, 03/01/23	3,640
	North Carolina Turnkpike Authority,
1,000	Rev., 5.000%, 07/01/15	1,115
1,525	Rev., 5.000%, 07/01/16	1,760
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,646
5,000	Series A, Rev., 5.000%, 05/01/24	6,217

		19,378

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	6,024
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	15,811

		21,835

	Total North Carolina	147,920

	Ohio — 1.8%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,180
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,891

		5,071

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12 (p)	1,540

	General Obligation — 0.8%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16 (p)	8,521
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,474
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,442
5,275	GO, 5.000%, 08/01/16	6,112
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	9,892
8,090	Series D, GO, 5.000%, 03/01/14 (p)	8,565

		42,006

	Housing — 0.0% (g)
95	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	95
910	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	961

		1,056

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
2,990	Series A, Rev., 5.250%, 06/01/14 (p)	3,209

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.4%
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,175	Series A, Rev., 5.000%, 12/01/20	4,046
4,210	Series A, Rev., 5.000%, 12/01/21	5,296
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	3,026
2,000	Series B, Rev., 5.000%, 10/01/24	2,399
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,391
3,900	Ohio State Water Development Authority, Solid Waste Management Incorporate Project, Rev., VAR, 1.750%, 06/01/13	3,932

		21,090

	Transportation — 0.4%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,323
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,281
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,646

		21,250

	Total Ohio	95,222

	Oklahoma — 0.6%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,397
5,790	Rev., 5.500%, 09/01/16	6,813
7,345	Rev., 5.500%, 09/01/17	8,935

		17,145

	Housing — 0.0% (g)
520	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	537

	Other Revenue — 0.2%
	Oklahoma Turnpike Authority, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,976
5,000	Series A, Rev., 5.000%, 01/01/25	6,144

		11,120

	Utility — 0.1%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,690

	Total Oklahoma	30,492

	Oregon — 0.3%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,988
2,200	Series A, COP, 5.000%, 05/01/25	2,584
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,532

		10,104

	General Obligation — 0.0% (g)
2,000	Washington & Multnomah Counties, Beaverton School District No. 48J, Series B, GO, 4.000%, 06/15/19 (w)	2,366

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	3,032

	Total Oregon	15,502

	Pennsylvania — 1.9%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,286
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,649
1,065	Rev., AGM, 5.000%, 10/01/25	1,210
1,000	Rev., AGM, 5.000%, 10/01/26	1,131

		10,276

	General Obligation — 0.9%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	611
900	GO, AGM, 4.125%, 12/01/21	966
3,725	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 06/01/20	4,741
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,166
2,430	GO, 5.000%, 01/01/16 (p)	2,767
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,657
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,382
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,928

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	237
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,732
2,360	GO, AGM, 5.000%, 05/01/22	2,794
1,000	GO, AGM, 5.000%, 05/01/24	1,177
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,461
2,000	GO, AGM, 5.000%, 04/01/26	2,359
2,000	GO, AGM, 5.375%, 04/01/27	2,380
500	GO, AGM, 5.500%, 04/01/24	603

		45,961

	Hospital — 0.3%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,717
5,000	Series B, Rev., 5.000%, 06/15/18	5,298
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.062%, 12/01/24	4,541

		15,556

	Other Revenue — 0.5%
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
5,000	Series A, Rev., 5.000%, 07/01/18	6,142
18,500	Series A, Rev., 5.000%, 07/01/19	23,246

		29,388

	Total Pennsylvania	101,181

	Puerto Rico — 0.4%
	Other Revenue — 0.1%
2,400	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	3,031
100	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	113

		3,144

	Prerefunded — 0.3%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	1,990
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	14,749

		16,739

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,710

	Total Puerto Rico	21,593

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,434
1,750	Series A, Rev., 5.000%, 10/01/23	2,238

	Total Rhode Island	3,672

	South Carolina — 1.9%
	Education — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/16	5,979
3,000	Rev., 5.000%, 12/01/17	3,262
2,500	Rev., 5.000%, 12/01/18	2,715
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,581

		16,537

	General Obligation — 1.0%
10,010	Charleston County, School District, Series A, GO, SCSDE, 5.000%, 02/01/23	13,131
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,711
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/17	6,848
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,930
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,621
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,209
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,647
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	6,070

		55,167

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.2%

4,000	South Carolina Jobs & EDA, Various Waste Management, Rev., 2.875%, 02/01/15	4,108
1,050	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,130
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14 (p)	5,039

		10,277

	Prerefunded — 0.1%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	5,616
1,115	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.000%, 01/01/13 (p)	1,120

		6,736

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,880

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,237

	Total South Carolina	104,834

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
663	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	727

	Tennessee — 0.6%
	General Obligation — 0.3%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,662
4,000	Series D, GO, 5.000%, 07/01/23	4,928
7,330	Montgomery County, GO, 5.000%, 04/01/22	9,598

		19,188

	Utility — 0.3%
1,685	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	1,937
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,345
1,000	Series C, Rev., 5.000%, 02/01/17	1,114

		15,396

	Total Tennessee	34,584

	Texas — 8.1%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,229

	Education — 0.6%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,944
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,917
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,638
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,738
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,840
2,000	Series A, Rev., 5.250%, 08/15/20	2,464

		31,541

	General Obligation — 3.7%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,938
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,186
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,872
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,365
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,179
1,055	GO, AGM, 4.250%, 02/15/21	1,185
755	GO, AGM, 4.375%, 02/15/22	848
1,175	GO, AGM, 4.500%, 02/15/24	1,316
1,055	GO, AGM, 4.700%, 02/15/26	1,181
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,350
1,250	Series A, GO, 5.000%, 02/15/16	1,422
1,535	Series A, GO, 5.000%, 02/15/18	1,851
3,245	Series A, GO, 5.000%, 02/15/19	4,008
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,192
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,345
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,589

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
	City of Southlake,
1,710	GO, AMBAC, 5.000%, 02/15/19	1,726
1,410	GO, AMBAC, 5.000%, 02/15/20	1,424
2,285	GO, AMBAC, 5.000%, 02/15/21	2,307
1,950	GO, AMBAC, 5.000%, 02/15/22	1,969
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,988
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,139
10,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	10,307
	El Paso County, Certificates Obligation,
3,815	GO, 5.000%, 02/15/25	4,394
2,950	GO, 5.000%, 02/15/26	3,376
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,374
3,500	Fort Bend Independent School District, GO, 5.000%, 02/15/19	4,329
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,668
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	6,237
3,725	Series A, GO, 5.000%, 10/01/22 (w)	4,883
5,000	Series A, GO, 5.000%, 10/01/24 (w)	6,453
5,000	Series B, GO, 5.500%, 10/01/17	6,133
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,305
	Houston Community College System,
8,445	GO, 5.000%, 02/15/24	10,465
5,140	GO, 5.000%, 02/15/25	6,335
2,000	Irving Independent School District, GO, PSF-GTD, 5.250%, 02/15/13	2,021
1,000	Killeen, Refunding and Improvement, Series 2012, GO, 5.000%, 08/01/21	1,294
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	2,173
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,192
1,000	GO, 5.000%, 08/15/19	1,244
3,000	GO, 5.000%, 08/15/20	3,718
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	3,078
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,713
10,000	Midlothian Independent School District, Various School Building, Series B, GO, VAR, PSF-GTD, 2.250%, 08/01/14	10,286
	North East Independent School District, Capital Appreciation, School Building,
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,990
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,715
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,150
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,533
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,303
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,830
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14 (p)	2,647
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,215
	State of Texas, Public Finance Authority,
8,925	Series A, GO, 5.000%, 10/01/15	10,080
4,000	Series A, GO, 5.000%, 10/01/17	4,822
3,475	Series A, GO, 5.000%, 10/01/18	4,317
2,000	Series A, GO, 5.000%, 10/01/20	2,515

		199,475

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,517
7,345	Series B, Rev., 7.200%, 12/01/29	8,106
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	4,082
2,690	Series A, Rev., 5.000%, 02/15/18	3,113

		20,818

	Other Revenue — 1.2%
	City of Austin, Water & Waste Water System Revenue,
1,295	Rev., 5.000%, 11/15/20	1,655
2,695	Rev., 5.000%, 11/15/21	3,482
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,203

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,923
5,115	Rev., 5.000%, 12/15/25	6,212
7,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series E, Rev., AMT, 5.000%, 11/01/30	7,875
4,000	Dallas-Fort Worth International Airport, Joint Revenue, Series B, Rev., 5.000%, 11/01/35	4,621
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	5,078
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,224
3,000	Series A, Rev., 5.500%, 09/01/41	3,659
3,000	Series A, Rev., 6.000%, 09/01/41	3,834
3,955	Tarrant Regional Water District, Water Revenue, Unrefunded Balance, Rev., AGM, 5.375%, 03/01/13 (p)	4,007
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	16,467

		64,240

	Prerefunded — 0.7%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,833
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,657
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,876
	City of Southlake,
1,470	GO, AMBAC, 5.000%, 02/15/13 (p)	1,485
1,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	1,159
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	10,414
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,203
1,045	Tarrant Regional Water District, Water Revenue, Rev., AGM, 5.375%, 03/01/13 (p)	1,058
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,371

		41,056

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,681

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,471
5,000	Rev., 5.000%, 12/01/21	6,087
6,825	Series A, Rev., 5.000%, 12/01/17	8,228
8,950	Series A, Rev., 5.000%, 12/01/18	11,072
5,000	Series A, Rev., 5.000%, 12/01/21	6,129
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,617
3,500	Series A, Rev., 5.000%, 11/01/13	3,650
1,000	Series A, Rev., 5.000%, 11/01/22	1,140

		41,394

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,189
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,600

		5,789

	Water & Sewer — 0.3%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 04/01/13 (p)	1,429
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,206
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,204
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,212
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,542
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,744

		16,337

	Total Texas	435,560

	Utah — 0.7%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,294
3,950	Series C, GO, 5.000%, 04/01/20	5,003

		6,297

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
1,000	Central Utah Water Conservancy District,
	Series B, Rev., 5.000%, 10/01/20	1,263
	Metropolitan Water District of Salt Lake & Sandy,
6,650	Series A, Rev., 5.000%, 07/01/24	8,506
2,000	Series A, Rev., 5.000%, 07/01/29	2,507
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,740
1,000	Series A, Rev., 5.000%, 08/15/17	1,194
1,000	Series A, Rev., 5.000%, 08/15/18	1,227

		16,437

	Prerefunded — 0.1%
1,575	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	1,664

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake &
	Sandy, Series A, Rev., 5.000%, 07/01/28	11,279

	Total Utah	35,677

	Virginia — 1.7%
	Education — 0.2%
	Virginia College Building Authority, Public
	Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	6
1,000	Series A, Rev., 5.000%, 09/01/15	1,123
500	Series A, Rev., 5.000%, 09/01/16	581
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,398

		8,108

	General Obligation — 0.7%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,215
3,575	Series A, GO, 5.000%, 01/01/18	4,350
1,000	City of Lynchburg, Public Improvement,
	GO, 5.000%, 12/01/22	1,256
5,680	City of Norfolk, Capital Improvement,
	Series C, GO, 5.000%, 10/01/19	7,154
2,585	City of Richmond, Refunding and Improvement, Series B, GO, 5.000%, 07/15/20	3,293
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	12,561
2,425	Loudoun County, Public Improvements,
	Series B, GO, 5.000%, 12/01/15	2,757

		35,586

	Industrial Development Revenue/Pollution Control
	Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,381

	Other Revenue — 0.3%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,837
1,825	Spotsylvania County EDA, Rev., 5.000%, 06/01/19	2,253
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,434
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,485

		18,009

	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,679
1,495	Series A, Rev., 5.000%, 05/15/18	1,704
1,835	Series A, Rev., 5.000%, 05/15/19	2,092
1,520	Series A, Rev., 5.000%, 05/15/20	1,732
2,015	Series A, Rev., 5.000%, 05/15/21	2,297
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,487
1,260	Series B, Rev., 5.000%, 05/15/19	1,436

		12,427

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,841
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	10,080

		13,921

	Total Virginia	90,432

	Washington — 2.7%
	General Obligation — 1.2%
7,050	King County, Sewer, GO, NATL-RE, FGIC, 5.000%, 01/01/15 (p)	7,722
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21 State of Washington,	3,979
7,010	GO, 5.000%, 01/01/22	8,896

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation – Continued
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,230
4,100	Series D, GO, AGM, 5.000%, 01/01/15 (p)	4,492
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	12,249
5,015	Series C, GO, 5.000%, 02/01/30	6,059
7,260	Series R-2011B, GO, 5.000%, 07/01/23	9,026
7,750	Series R-2012C, GO, 5.000%, 07/01/25	9,842

		67,495

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,957

	Other Revenue — 1.4%
	Central Puget Sound, Regional
	Transportation Authority, Sales Tax,
1,020	Series P-1, Rev., 5.000%, 02/01/18	1,234
2,000	Series P-1, Rev., 5.000%, 02/01/19	2,480
1,500	Series P-1, Rev., 5.000%, 02/01/20	1,895
5,455	Series P-1, Rev., 5.000%, 02/01/21	6,989
1,290	Series S-1, Rev., 5.000%, 11/01/18	1,589
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	16,898
7,000	City of Seattle, Light & Power Improvement, Series A, Rev., 5.000%, 06/01/21	8,995
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	6,051
	City of Seattle, Water Systems,
12,695	Rev., 5.000%, 09/01/20	16,252
5,550	Rev., 5.000%, 09/01/21	7,178
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., 4.000%, 10/01/21	2,268
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	3,027

		74,856

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,519

	Total Washington	147,827

	West Virginia — 0.8%
	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14 (p)	1,115
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,152
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	955
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	926
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	902
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,078

		6,128

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,251
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	996
2,000	State of West Virginia, Infrastructure, GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,177
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,110

		6,534

	Hospital — 0.0% (g)
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,603

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,139
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,349
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,369

		5,857

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 0.3%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,914
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,074
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,032
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,265

		17,285

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	539
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,119
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,151

		2,809

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	717

	Water & Sewer — 0.1%
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,259
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,041
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,589

		3,889

	Total West Virginia	44,822

	Wisconsin — 1.8%
	General Obligation — 1.6%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,125
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,455
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,576
5,000	Series 2, GO, 5.000%, 11/01/19	6,304
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,330
16,050	Series A, GO, 5.000%, 05/01/23	20,284
13,190	Series A, GO, 5.250%, 05/01/25	16,778

		89,852

	Hospital — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement,
2,500	Rev., 5.700%, 05/01/14 (i)	2,553
6,250	Rev., 5.950%, 05/01/19 (i)	6,895

		9,448

	Total Wisconsin	99,300

	Total Municipal Bonds (Cost $4,743,654)	5,204,157

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
227,374	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $227,374)	227,374

	Total Investments — 100.4% (Cost $4,971,028)	5,431,531
	Liabilities in Excess of Other Assets — (0.4)%	(19,844)

	NET ASSETS — 100.0%	$5,411,687

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTG	—	Insured by California Mortgage Insurance
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,089
Aggregate gross unrealized depreciation	(586)

Net unrealized appreciation/depreciation	$460,503

Federal income tax cost of investments	$4,971,028

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Intermediate Tax Free Bond Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,686	$—	$11,686
General Obligation	—	4,575	—	4,575

Total Alabama	—	16,261	—	16,261

Alaska
Certificate of Participation/Lease	—	15,074	—	15,074
Other Revenue	—	10,766	—	10,766
Utility	—	3,608	—	3,608

Total Alaska	—	29,448	—	29,448

Arizona
Certificate of Participation/Lease	—	27,078	—	27,078
General Obligation	—	7,200	—	7,200
Hospital	—	33,036	—	33,036
Other Revenue	—	5,562	—	5,562
Prerefunded	—	22,052	—	22,052
Special Tax	—	21,499	—	21,499
Transportation	—	11,047	—	11,047
Utility	—	2,982	—	2,982
Water & Sewer	—	1,207	—	1,207

Total Arizona	—	131,663	—	131,663

California
Certificate of Participation/Lease	—	37,103	—	37,103
Education	—	38,884	—	38,884
General Obligation	—	381,916	—	381,916
Hospital	—	15,949	—	15,949
Other Revenue	—	93,826	—	93,826
Prerefunded	—	84,792	—	84,792
Transportation	—	6,276	—	6,276
Utility	—	19,389	—	19,389
Water & Sewer	—	35,570	—	35,570

Total California	—	713,705	—	713,705

Colorado
Certificate of Participation/Lease	—	6,063	—	6,063
Education	—	5,509	—	5,509
General Obligation	—	81,840	—	81,840
Hospital	—	1,497	–	1,497
Other Revenue	—	5,251	—	5,251
Prerefunded	—	75,631	—	75,631
Transportation	—	8,595	—	8,595

Total Colorado	—	184,386	—	184,386

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
General Obligation	$—	$29,625	$—	$29,625
Housing	—	6,427	—	6,427
Other Revenue	—	2,549	—	2,549
Prerefunded	—	3,501	—	3,501

Total Connecticut	—	42,102	—	42,102

Delaware
Education	—	2,889	—	2,889
General Obligation	—	16,733	—	16,733

Total Delaware	—	19,622	—	19,622

District of Columbia
Certificate of Participation/Lease	—	6,992	—	6,992
Other Revenue	—	19,587	—	19,587

Total District of Columbia	—	26,579	—	26,579

Florida
Certificate of Participation/Lease	—	15,942	—	15,942
Education	—	10,804	—	10,804
General Obligation	—	116,088	—	116,088
Housing	—	9,845	—	9,845
Other Revenue	—	58,141	—	58,141
Special Tax	—	10,844	—	10,844
Transportation	—	8,227	—	8,227
Water & Sewer	—	14,613	—	14,613

Total Florida	—	244,504	—	244,504

Georgia
Certificate of Participation/Lease	—	2,862	—	2,862
General Obligation	—	60,353	—	60,353
Other Revenue	—	37,593	—	37,593
Prerefunded	—	1,387	—	1,387
Special Tax	—	11,145	—	11,145
Utility	—	1,786	—	1,786
Water & Sewer	—	40,626	—	40,626

Total Georgia	—	155,752	—	155,752

Hawaii
General Obligation	—	24,131	—	24,131
Transportation	—	18,464	—	18,464

Total Hawaii	—	42,595	—	42,595

Idaho
Hospital	—	14,886	—	14,886

Illinois
Education	—	11,514	—	11,514
General Obligation	—	63,887	—	63,887
Hospital	—	2,939	—	2,939
Other Revenue	—	9,409	—	9,409
Prerefunded	—	18,784	—	18,784
Special Tax	—	473	—	473
Transportation	—	36,037	—	36,037

Total Illinois	—	143,043	—	143,043

Indiana
Certificate of Participation/Lease	—	7,378	—	7,378
Education	—	5,149	—	5,149
Other Revenue	—	63,727	—	63,727
Prerefunded	—	4,026	—	4,026
Transportation	—	3,389	—	3,389

Total Indiana	—	83,669	—	83,669

Iowa
General Obligation	—	10,184	—	10,184
Housing	—	1,125	—	1,125

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$23,544	$—	$23,544

Total Iowa	—	34,853	—	34,853

Kansas
General Obligation	—	11,362	—	11,362
Industrial Development
Revenue/Pollution Control
Revenue	—	5,337	—	5,337
Other Revenue	—	117,728	—	117,728
Prerefunded	—	56,796	—	56,796

Total Kansas	—	191,223	—	191,223

Kentucky
Certificate of Participation/Lease	—	11,331	—	11,331
Education	—	5,862	—	5,862
General Obligation	—	1,120	—	1,120
Hospital	—	1,169	—	1,169
Other Revenue	—	9,112	—	9,112
Prerefunded	—	8,359	—	8,359
Transportation	—	3,289	—	3,289
Utility	—	3,429	—	3,429
Water & Sewer	—	23,149	—	23,149

Total Kentucky	—	66,820	—	66,820

Louisiana
General Obligation	—	7,714	1,427	9,141
Hospital	—	1,107	—	1,107
Housing	—	2,154	—	2,154
Other Revenue	—	20,042	—	20,042
Prerefunded	—	49,670	—	49,670
Special Tax	—	32,351	—	32,351
Transportation	—	2,463	—	2,463
Utility	—	1,507	—	1,507

Total Louisiana	—	117,008	1,427	118,435

Maryland
Certificate of Participation/Lease	—	—	3,161	3,161
Education	—	6,022	—	6,022
General Obligation	—	132,237	—	132,237
Prerefunded	—	8,255	—	8,255
Transportation	—	21,963	—	21,963

Total Maryland	—	168,477	3,161	171,638

Massachusetts
Certificate of Participation/Lease	—	21,349	—	21,349
Education	—	7,421	—	7,421
General Obligation	—	39,333	—	39,333
Other Revenue	—	9,490	—	9,490
Prerefunded	—	52,765	—	52,765
Special Tax	—	5,181	—	5,181
Transportation	—	5,927	—	5,927
Water & Sewer	—	8,914	—	8,914

Total Massachusetts	—	150,380	—	150,380

Michigan
Education	—	4,840	—	4,840
General Obligation	—	27,404	—	27,404
Other Revenue	—	11,012	—	11,012
Prerefunded	—	3,243	—	3,243
Special Tax	—	11,239	—	11,239
Utility	—	1,732	—	1,732
Water & Sewer	—	23,122	—	23,122

Total Michigan	—	82,592	—	82,592

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
General Obligation	$—	$55,679	$—	$55,679
Prerefunded	—	9,023	—	9,023
Utility	—	4,873	—	4,873

Total Minnesota	—	69,575	—	69,575

Mississippi
General Obligation	—	9,772	—	9,772
Other Revenue	—	2,934	—	2,934
Prerefunded	—	43,957	—	43,957

Total Mississippi	—	56,663	—	56,663

Missouri
General Obligation	—	20,327	—	20,327
Housing	—	3,143	—	3,143
Other Revenue	—	49,318	—	49,318
Prerefunded	—	5,081	—	5,081
Transportation	—	22,202	—	22,202
Water & Sewer	—	10,152	—	10,152

Total Missouri	—	110,223	—	110,223

Montana
Transportation	—	3,714	—	3,714

Nebraska
General Obligation	—	4,597	—	4,597
Other Revenue	—	13,825	—	13,825
Utility	—	2,814	—	2,814

Total Nebraska	—	21,236	—	21,236

Nevada
Prerefunded	—	2,885	—	2,885
Water & Sewer	—	5,275	—	5,275

Total Nevada	—	8,160	—	8,160

New Hampshire
Transportation	—	2,970	—	2,970

New Jersey
Certificate of Participation/Lease	—	17,123	—	17,123
Education	—	31,431	—	31,431
General Obligation	—	1,023	—	1,023
Industrial Development
Revenue/Pollution Control
Revenue	—	4,310	—	4,310
Other Revenue	—	56,111	—	56,111
Prerefunded	—	34,254	—	34,254
Special Tax	—	10,951	—	10,951
Transportation	—	13,774	—	13,774
Water & Sewer	—	6,985	—	6,985

Total New Jersey	—	175,962	—	175,962

New Mexico
Education	—	12,903	—	12,903
Housing	—	5,918	—	5,918
Industrial Development
Revenue/Pollution Control
Revenue	—	1,340	—	1,340
Other Revenue	—	23,310	—	23,310
Transportation	—	6,456	—	6,456

Total New Mexico	—	49,927	—	49,927

New York
Certificate of Participation/Lease	—	19,248	—	19,248
Education	—	45,069	—	45,069
General Obligation	—	42,098	—	42,098
Hospital	—	4,967	—	4,967

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$4,103	$—	$4,103
Other Revenue	—	332,985	—	332,985
Prerefunded	—	30,621	—	30,621
Special Tax	—	109,941	—	109,941
Transportation	—	21,308	—	21,308
Utility	—	19,218	—	19,218
Water & Sewer	—	2,668	—	2,668

Total New York	—	632,226	—	632,226

North Carolina
General Obligation	—	97,950	—	97,950
Hospital	—	2,560	—	2,560
Industrial Development
Revenue/Pollution Control
Revenue	—	6,197	—	6,197
Other Revenue	—	19,378	—	19,378
Utility	—	21,835	—	21,835

Total North Carolina	—	147,920	—	147,920

Ohio
Certificate of Participation/Lease	—	5,071	—	5,071
Education	—	1,540	—	1,540
General Obligation	—	42,006	—	42,006
Housing	—	1,056	—	1,056
Industrial Development
Revenue/Pollution Control
Revenue	—	3,209	—	3,209
Other Revenue	—	21,090	—	21,090
Transportation	—	21,250	—	21,250

Total Ohio	—	95,222	—	95,222

Oklahoma
Education	—	17,145	—	17,145
Housing	—	537	—	537
Other Revenue	—	11,120	—	11,120
Utility	—	1,690	—	1,690

Total Oklahoma	—	30,492	—	30,492

Oregon
Certificate of Participation/Lease	—	10,104	—	10,104
General Obligation	—	2,366	—	2,366
Water & Sewer	—	3,032	—	3,032

Total Oregon	—	15,502	—	15,502

Pennsylvania
Education	—	10,276	—	10,276
General Obligation	—	45,961	—	45,961
Hospital	—	15,556	—	15,556
Other Revenue	—	29,388	—	29,388

Total Pennsylvania	—	101,181	—	101,181

Puerto Rico
Other Revenue	—	3,144	—	3,144
Prerefunded	—	16,739	—	16,739
Special Tax	—	1,710	—	1,710

Total Puerto Rico	—	21,593	—	21,593

Rhode Island
Other Revenue	—	3,672	—	3,672

South Carolina
Education	—	16,537	—	16,537
General Obligation	—	55,167	—	55,167
Other Revenue	—	10,277	—	10,277
Prerefunded	—	6,736	—	6,736
Utility	—	10,880	—	10,880

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Water & Sewer	$—	$5,237	$—	$5,237

Total South Carolina	—	104,834	—	104,834

South Dakota
Prerefunded	—	727	—	727

Tennessee
General Obligation	—	19,188	—	19,188
Utility	—	15,396	—	15,396

Total Tennessee	—	34,584	—	34,584

Texas
Certificate of Participation/Lease	—	3,229	—	3,229
Education	—	31,541	—	31,541
General Obligation	—	199,475	—	199,475
Hospital	—	20,818	—	20,818
Other Revenue	—	64,240	—	64,240
Prerefunded	—	41,056	—	41,056
Special Tax	—	11,681	—	11,681
Transportation	—	41,394	—	41,394
Utility	—	5,789	—	5,789
Water & Sewer	—	16,337	—	16,337

Total Texas	—	435,560	—	435,560

Utah
General Obligation	—	6,297	—	6,297
Other Revenue	—	16,437	—	16,437
Prerefunded	—	1,664	—	1,664
Water & Sewer	—	11,279	—	11,279

Total Utah	—	35,677	—	35,677

Virginia
Education	—	8,108	—	8,108
General Obligation	—	35,586	—	35,586
Industrial Development
Revenue/Pollution Control
Revenue	—	2,381	—	2,381
Other Revenue	—	18,009	—	18,009
Transportation	—	12,427	—	12,427
Water & Sewer	—	13,921	—	13,921

Total Virginia	—	90,432	—	90,432

Washington
General Obligation	—	67,495	—	67,495
Hospital	—	3,957	—	3,957
Other Revenue	—	74,856	—	74,856
Water & Sewer	—	1,519	—	1,519

Total Washington	—	147,827	—	147,827

West Virginia
Education	—	6,128	—	6,128
General Obligation	—	6,534	—	6,534
Hospital	—	1,603	—	1,603
Other Revenue	—	5,857	—	5,857
Prerefunded	—	17,285	—	17,285
Transportation	—	2,809	—	2,809
Utility	—	717	—	717
Water & Sewer	—	3,889	—	3,889

Total West Virginia	—	44,822	—	44,822

Wisconsin
General Obligation	—	89,852	—	89,852
Hospital	—	—	9,448	9,448

Total Wisconsin	—	89,852	9,448	99,300

Total Municipal Bonds	—	5,190,121	14,036	5,204,157

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$227,374	$—	$—	$227,374

Total Investments in Securities	$227,374	$5,190,121	$14,036	$5,431,531

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Louisiana - General Obligation	$1,369	$—	$4	$54	$—	$—	$—	$—	$1,427
Maryland - Certificate of Participation/Lease	3,634	—	(30)	(14)	—	(429)	—		3,161
West Virginia - Water & Sewer	1,533	61	(61)	(5)	—	(1,528)	—	—	—
Wisconsin - Hospital	10,757	—	(59)	—	—	(1,250)	—	—	9,448

Total	$17,293	$61	$(146)	$35	$—	$(3,207)	$—	$—	$14,036

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(85,000).

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 53.1%
Asset-Backed Securities — 11.1%
	AmeriCredit Automobile Receivables Trust,
62	Series 2011-2, Class A2, 0.900%, 09/08/14	62
528	Series 2011-3, Class A2, 0.840%, 11/10/14	529
646	Series 2011-4, Class A2, 0.920%, 03/09/15	647
828	Series 2011-5, Class A2, 1.190%, 08/08/15	830
4,047	Series 2012-1, Class A2, 0.910%, 10/08/15	4,057
2,000	Series 2012-2, Class A2, 0.760%, 10/08/15	2,003
4,050	Series 2012-3, Class A2, 0.710%, 12/08/15	4,057
12,200	Series 2012-4, Class A2, 0.490%, 04/08/16	12,205
10,400	Series 2012-5, Class A2, 0.510%, 01/08/16	10,399
5,864	Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 11/17/14	5,868
8,000	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	8,030
	CNH Equipment Trust,
8,900	Series 2012-A, Class A2, 0.650%, 07/15/15	8,915
13,200	Series 2012-B, Class A2, 0.650%, 10/15/15	13,225
3,500	Discover Card Master Trust, Series 2007-A2, Class A2, VAR, 0.729%, 06/15/15	3,501
6,600	Dryrock Issuance Trust, Series 2012-1, Class A, VAR, 0.358%, 08/15/17	6,603
	Ford Credit Auto Owner Trust,
2,663	Series 2011-A, Class A3, 0.970%, 01/15/15	2,670
4,372	Series 2012-B, Class A2, 0.570%, 01/15/15	4,376
1,800	Series 2012-C, Class A2, 0.470%, 04/15/15	1,802
3,300	Golden Credit Card Trust, (Canada), Series 2011-2A, Class A, VAR, 0.608%, 10/15/15 (e)	3,304
6,250	Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2, 0.500%, 08/15/15	6,257
	Honda Auto Receivables Owner Trust,
1,124	Series 2010-3, Class A3, 0.700%, 04/21/14	1,125
4,836	Series 2012-1, Class A2, 0.570%, 08/15/14	4,841
4,100	Series 2012-2, Class A2, 0.560%, 11/17/14	4,105
12,250	Series 2012-3, Class A2, 0.460%, 12/15/14	12,258
12,000	Series 2012-4, Class A2, 0.400%, 04/20/15	12,003
12,900	Huntington Auto Trust, Series 2012-2, Class A2, 0.380%, 09/15/15	12,900
	Hyundai Auto Receivables Trust,
390	Series 2011-B, Class A2, 0.590%, 03/17/14	390
750	Series 2011-C, Class A2, 0.620%, 07/15/14	751
1,719	Series 2012-A, Class A2, 0.550%, 06/16/14	1,720
7,000	Series 2012-B, Class A2, 0.540%, 01/15/15	7,011
5,300	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	5,305
7,507	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2, 0.660%, 04/15/14	7,515
8,000	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	8,002
7,200	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	7,199
	Nissan Auto Receivables Owner Trust,
1,245	Series 2011-B, Class A2, 0.740%, 09/15/14	1,247
5,077	Series 2012-A, Class A2, 0.540%, 10/15/14	5,080
1,797	Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.840%, 01/16/15 (e)	1,801
	Porsche Innovative Lease Owner Trust,
492	Series 2011-1, Class A2, 0.920%, 02/20/14 (e)	492
2,100	Series 2012-1, Class A2, 0.440%, 02/23/15 (e)	2,100
19,700	Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2, 0.570%, 10/15/14	19,722
4,600	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	4,601
10,250	Volkswagen Auto Lease Trust, Series 2012-A, Class A2, 0.660%, 11/20/14	10,274
2,924	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A2, 0.610%, 10/20/14	2,927

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
Asset-Backed Securities — Continued
	World Omni Auto Receivables Trust,
2,004	Series 2011-A, Class A3, 1.110%, 05/15/15	2,012
5,650	Series 2012-A, Class A2, 0.520%, 06/15/15	5,658
5,500	Series 2012-B, Class A2, 0.430%, 11/16/15	5,499

	Total Asset-Backed Securities (Cost $245,703)	245,878

Corporate Bonds — 32.7%
	Consumer Discretionary — 2.2%
	Media — 1.4%
14,281	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	14,593
1,500	NBCUniversal Media LLC, 2.100%, 04/01/14	1,529
	Thomson Reuters Corp., (Canada),
1,140	5.250%, 08/15/13	1,177
6,228	5.950%, 07/15/13	6,428
	Time Warner Cable, Inc.,
5,900	6.200%, 07/01/13	6,087
370	8.250%, 02/14/14	402

		30,216

	Multiline Retail — 0.3%
5,620	Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	5,651

	Textiles, Apparel & Luxury Goods — 0.5%
11,500	VF Corp., VAR, 1.062%, 08/23/13 (n)	11,563

	Total Consumer Discretionary	47,430

	Consumer Staples — 2.2%
	Beverages — 0.1%
2,300	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	2,373

	Food & Staples Retailing — 1.1%
	Kroger Co. (The),
2,388	5.000%, 04/15/13	2,427
2,936	5.500%, 02/01/13	2,958
	Walgreen Co.,
9,500	4.875%, 08/01/13	9,766
10,000	VAR, 0.899%, 03/13/14	10,030

		25,181

	Food Products — 0.7%
4,958	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	5,116
3,390	General Mills, Inc., 5.250%, 08/15/13	3,501
6,859	Mondelez International, Inc., 2.625%, 05/08/13	6,911

		15,528

	Household Products — 0.3%
5,500	Kimberly-Clark Corp., 4.875%, 08/15/15	6,132

	Total Consumer Staples	49,214

	Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
1,000	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	1,044
1,400	Canadian Natural Resources Ltd., (Canada), 5.150%, 02/01/13	1,410
6,460	EOG Resources, Inc., VAR, 1.063%, 02/03/14	6,508
3,300	Petro-Canada, (Canada), 4.000%, 07/15/13	3,366
2,595	Spectra Energy Capital LLC, 6.250%, 02/15/13	2,622
8,605	Statoil ASA, (Norway), 2.900%, 10/15/14	8,976

	Total Energy	23,926

	Financials — 21.6%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
7,395	VAR, 0.583%, 07/28/14	7,410
1,534	VAR, 0.593%, 01/31/14	1,538
6,650	Credit Suisse, (Switzerland), 5.000%, 05/15/13	6,784
1,700	Invesco Ltd., (Bermuda), 5.375%, 02/27/13	1,718
10,080	Merrill Lynch & Co., Inc., 5.450%, 02/05/13	10,164
2,130	Northern Trust Corp., 4.625%, 05/01/14	2,252
4,600	UBS AG, (Switzerland), 2.250%, 08/12/13	4,652

		34,518

	Commercial Banks — 9.3%
8,000	Bank of America Corp., 4.875%, 01/15/13	8,039
500	Bank of Montreal, (Canada), VAR, 0.878%, 09/11/15	503
	Bank of Nova Scotia, (Canada),
1,100	2.375%, 12/17/13	1,122
4,877	VAR, 1.383%, 01/12/15	4,949
5,000	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	5,012
	BB&T Corp.,
1,960	2.050%, 04/28/14	1,998
5,982	3.375%, 09/25/13	6,120

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
2,775	VAR, 1.013%, 04/28/14	2,793
2,800	Deutsche Bank AG, (Germany), 2.375%, 01/11/13	2,806
16,700	Fifth Third Bancorp, 6.250%, 05/01/13	17,077
	HSBC Bank plc, (United Kingdom),
8,887	1.625%, 08/12/13 (e)	8,957
7,150	VAR, 0.725%, 01/18/13 (e)	7,154
2,700	VAR, 0.960%, 08/12/13 (e)	2,710
14,020	VAR, 1.130%, 01/17/14 (e)	14,125
12,500	KeyCorp, 6.500%, 05/14/13	12,836
5,600	Mellon Funding Corp., VAR, 0.460%, 05/15/14	5,604
6,600	National Bank of Canada, (Canada), 1.500%, 06/26/15	6,703
4,470	National City Bank, VAR, 0.518%, 03/01/13 (n)	4,472
4,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	4,540
4,100	PNC Funding Corp., VAR, 0.513%, 01/31/14	4,101
	Rabobank Nederland N.V., (Netherlands),
5,840	1.850%, 01/10/14	5,921
1,000	VAR, 0.463%, 02/04/13 (e)	1,000
1,600	VAR, 0.690%, 04/14/14	1,599
	Royal Bank of Canada, (Canada),
6,200	1.450%, 10/30/14	6,300
21,394	2.100%, 07/29/13	21,632
11,100	VAR, 0.630%, 04/17/14	11,117
4,900	VAR, 1.013%, 10/30/14	4,947
	U.S. Bancorp,
519	1.125%, 10/30/13	522
12,000	1.375%, 09/13/13	12,083
550	3.150%, 03/04/15	581
	Wells Fargo & Co.,
5,000	1.250%, 02/13/15	5,051
5,337	3.750%, 10/01/14	5,643
8,290	VAR, 1.287%, 06/26/15	8,375

		206,392

	Consumer Finance — 5.2%
	American Express Co.,
1,200	4.875%, 07/15/13	1,233
2,700	7.250%, 05/20/14	2,951
	American Express Credit Corp.,
8,675	5.875%, 05/02/13	8,866
2,000	7.300%, 08/20/13	2,095
	American Honda Finance Corp.,
8,000	1.000%, 08/11/15 (e)	8,053
14,700	VAR, 0.468%, 04/08/14 (e)	14,698
10,450	VAR, 0.530%, 11/03/14 (e)	10,435
2,200	VAR, 0.762%, 05/08/14 (e)	2,210
3,000	VAR, 0.785%, 06/18/14 (e)	3,009
2,650	Caterpillar Financial Services Corp., VAR, 0.650%, 04/01/14	2,661
	John Deere Capital Corp.,
9,400	VAR, 0.465%, 04/25/14	9,411
3,700	VAR, 0.903%, 09/22/14	3,732
4,000	PACCAR Financial Corp., 1.550%, 09/29/14	4,069
	Toyota Motor Credit Corp.,
20,050	VAR, 0.478%, 01/27/14	20,076
2,000	VAR, 0.797%, 10/11/13	2,008
	Volkswagen International Finance N.V., (Netherlands),
10,000	VAR, 0.912%, 11/20/14 (e) (n)	9,996
3,300	VAR, 0.970%, 04/01/14 (e)	3,311
4,600	VAR, 0.973%, 09/22/13 (e)	4,618
1,750	VAR, 1.126%, 03/21/14 (e)	1,760

		115,192

	Diversified Financial Services — 2.4%
12,742	Citigroup, Inc., VAR, 1.160%, 02/15/13	12,758
5,150	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	5,213
	General Electric Capital Corp.,
500	VAR, 0.499%, 12/20/13	500
1,086	VAR, 0.649%, 09/15/14	1,083
13,565	VAR, 0.981%, 04/07/14	13,639
18,210	VAR, 1.201%, 01/07/14	18,356
1,200	Hutchison Whampoa International 03/13 Ltd., (Cayman Islands), 6.500%, 02/13/13 (e)	1,212

		52,761

	Insurance — 2.9%
2,000	Berkshire Hathaway, Inc., VAR, 1.010%, 08/15/14	2,022
	Jackson National Life Global Funding,
2,705	5.375%, 05/08/13 (e)	2,762
3,150	VAR, 0.579%, 03/17/14 (e)	3,138
10,430	MetLife Institutional Funding II, VAR, 1.254%, 04/04/14 (e)	10,526

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
	Metropolitan Life Global Funding I,
4,180	5.125%, 04/10/13 (e)	4,247
2,565	5.200%, 09/18/13 (e)	2,654
15,360	VAR, 0.731%, 03/19/14 (e)	15,374
1,250	VAR, 0.804%, 12/12/13 (e)	1,253
6,270	Monumental Global Funding III, VAR, 0.485%, 01/25/13 (e)	6,271
5,400	New York Life Global Funding, 3.000%, 05/04/15 (e)	5,698
7,600	Pricoa Global Funding I, VAR, 0.564%, 09/27/13 (e)	7,581
	Principal Life Income Funding Trusts,
1,000	5.300%, 12/14/12	1,002
1,000	5.300%, 04/24/13	1,019

		63,547

	Real Estate Investment Trusts (REITs) — 0.2%
1,242	Duke Realty LP, 6.250%, 05/15/13	1,271
2,012	ERP Operating LP, 5.200%, 04/01/13	2,040
2,000	Simon Property Group LP, 6.750%, 05/15/14	2,142

		5,453

	Total Financials	477,863

	Health Care — 1.4%
	Health Care Equipment & Supplies — 0.8%
7,886	Covidien International Finance SA, (Luxembourg), 1.875%, 06/15/13	7,943
10,462	St. Jude Medical, Inc., 2.200%, 09/15/13	10,605

		18,548

	Health Care Providers & Services — 0.3%
1,050	Cardinal Health, Inc., 5.500%, 06/15/13	1,076
5,106	McKesson Corp., 5.250%, 03/01/13	5,162

		6,238

	Pharmaceuticals — 0.3%
6,500	Takeda Pharmaceutical Co., Ltd, (Japan), 1.031%, 03/17/15 (e)	6,528

	Total Health Care	31,314

	Industrials — 0.6%
	Aerospace & Defense — 0.2%
5,000	Raytheon Co., 1.400%, 12/15/14	5,096

	Machinery — 0.3%
2,000	Caterpillar, Inc., 7.000%, 12/15/13	2,132
3,472	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 6.000%, 08/15/13	3,603

		5,735

	Road & Rail — 0.1%
1,610	Ryder System, Inc., 6.000%, 03/01/13	1,628

	Total Industrials	12,459

	Information Technology — 0.1%
	Computers & Peripherals — 0.1%
2,225	Hewlett-Packard Co., VAR, 0.592%, 05/24/13	2,214

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
750	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	758

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.8%
3,950	AT&T, Inc., 5.100%, 09/15/14	4,260
1,149	BellSouth Corp., 5.200%, 09/15/14	1,240
1,905	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	1,915
	Deutsche Telekom International Finance B.V., (Netherlands),
4,000	5.250%, 07/22/13	4,115
11,966	5.875%, 08/20/13	12,391
	Verizon Communications, Inc.,
10,000	1.250%, 11/03/14	10,137
3,000	1.950%, 03/28/14	3,057
1,000	5.250%, 04/15/13	1,017
1,600	Verizon Global Funding Corp., 4.375%, 06/01/13	1,631

		39,763

	Wireless Telecommunication Services — 0.2%
5,178	America Movil S.A.B. de C.V., (Mexico), 5.500%, 03/01/14	5,457

	Total Telecommunication Services	45,220

	Utilities — 1.5%
	Electric Utilities — 1.5%
4,225	Appalachian Power Co., VAR, 0.685%, 08/16/13	4,231
1,636	Commonwealth Edison Co., 1.625%, 01/15/14	1,657
	Northeast Utilities,
11,500	5.650%, 06/01/13	11,783
3,705	VAR, 1.129%, 09/20/13	3,725

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — Continued
	Ohio Power Co.,
2,800	5.500%, 03/01/13	2,833
900	5.750%, 09/01/13	934
7,000	PSEG Power LLC, 2.500%, 04/15/13	7,051

	Total Utilities	32,214

	Total Corporate Bonds (Cost $721,991)	722,612

Foreign Government Security — 0.3%
5,425	Province of Ontario, (Canada), 4.100%, 06/16/14 (Cost $5,736)	5,732

Municipal Bonds — 0.4%
	Illinois — 0.0% (g)
1,500	City of Chicago, Taxable Notes, GO, 0.800%, 12/05/12	1,500

	Wisconsin — 0.4%
8,200	Wisconsin Housing & Economic Development Authority, Home Ownership, Series B, Rev., VAR, LOC: Fortis Bank S.A., 0.660%, 09/01/26	8,200

	Total Municipal Bonds (Cost $9,700)	9,700

U.S. Government Agency Securities — 4.0%
5,000	Federal Farm Credit Bank, VAR, 0.188%, 10/20/14	4,997
20,000	Federal Home Loan Banks, 0.550%, 11/13/15	20,012
	Federal Home Loan Mortgage Corp.,
17,400	0.500%, 09/25/15	17,422
33,600	0.530%, 11/20/15	33,642
	Federal National Mortgage Association,
2,000	VAR, 0.301%, 03/04/14	2,002
9,000	0.500%, 08/09/13	9,018

	Total U.S. Government Agency Securities (Cost $87,014)	87,093

U.S. Treasury Obligations — 4.6%
	U.S. Treasury Notes,
27,700	0.125%, 09/30/13	27,686
23,000	0.250%, 10/31/13	23,011
30,700	0.250%, 09/30/14	30,700
2,000	0.750%, 08/15/13	2,008
18,200	2.375%, 08/31/14 (m)	18,870

	Total U.S. Treasury Obligations (Cost $102,224)	102,275

	Total Long-Term Investments (Cost $1,172,368)	1,173,290

Short-Term Investments— 46.9%
	Certificate of Deposit— 15.4%
	Banco del Estado de Chile
6,500	0.600%, 01/28/13	6,504
4,500	0.630%, 11/27/13	4,500
5,000	0.650%, 10/18/13	5,001
10,500	0.760%, 09/20/13	10,513
6,500	0.850%, 07/26/13	6,513
	Bank of Montreal
3,500	0.541%, 03/19/14	3,499
1,000	0.805%, 10/03/13	1,004
	Bank of Nova Scotia
13,700	0.605%, 01/03/14	13,716
4,000	0.741%, 02/27/14	4,011
7,900	0.810%, 02/10/14	7,926
2,800	0.894%, 12/13/13	2,813
	Bank of Tokyo-Mitsubishi UFJ Ltd.
10,000	0.540%, 11/13/13	10,000
3,000	0.830%, 04/12/13	3,006
8,400	0.830%, 05/13/13	8,419
4,500	0.880%, 02/14/13	4,506
	Barclays Bank plc
4,000	0.790%, 10/29/13	4,001
2,000	0.810%, 11/14/13	2,000
7,700	0.940%, 09/27/13	7,714
3,000	Branch Banking & Trust Co., 0.480%, 07/26/13	3,004
	Canadian Imperial Bank of Commerce
6,000	0.510%, 02/12/13	6,004
6,000	0.673%, 07/31/14	6,007
13,600	Credit Suisse, 0.816%, 07/25/13	13,598
	Deutsche Bank AG
5,000	0.500%, 03/20/13	5,003
5,000	0.750%, 10/16/13	5,003
7,200	1.060%, 03/14/13	7,215
7,750	Landesbank Hessen-Thueringen Girozentrale, 0.510%, 04/11/13	7,752
	Mizuho Corporate Bank
17,000	0.350%, 05/08/13	16,998

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Certificate of Deposits— Continued
4,000	0.480%, 02/13/13	4,002
1,250	National Australia Bank Ltd., 0.572%, 12/06/12	1,250
	National Bank of Canada
4,000	0.488%, 03/01/13	4,003
7,400	0.490%, 08/21/13	7,415
4,700	0.580%, 06/17/13	4,710
	Norinchukin Bank
9,400	0.430%, 04/01/13	9,402
7,300	0.480%, 03/13/13	7,303
3,000	0.530%, 12/13/12	3,000
	Shizuoka Bank Ltd. (The)
14,400	0.250%, 01/17/13	14,400
7,600	0.300%, 02/14/13	7,600
	Standard Chartered Bank
10,000	0.530%, 04/30/13	10,006
19,700	0.570%, 01/14/13	19,709
	Sumitomo Mitsui Banking Corp.
5,000	0.600%, 10/22/13	5,003
2,400	0.630%, 09/20/13	2,402
4,000	0.680%, 09/06/13	4,006
3,600	0.740%, 08/15/13	3,607
9,500	0.790%, 05/10/13	9,519
10,000	0.800%, 04/11/13	10,018
6,500	0.810%, 07/05/13	6,515
7,000	Toronto-Dominion Bank, 0.321%, 10/21/13	7,001
22,500	UBS AG, 0.580%, 02/22/13	22,522

	Total Certificate of Deposit (Cost $339,308)	339,623

	Commercial Paper— 21.6%
16,250	AGL Capital Corp., 0.400%, 12/17/12 (e) (n)	16,247
14,500	Atmos Energy Corp., 0.471%, 12/10/12 (e) (n)	14,498
	BP Capital Markets plc
4,700	0.512%, 02/08/13 (e)	4,703
4,500	0.563%, 08/15/13 (e) (n)	4,490
3,900	0.573%, 08/12/13 (e) (n)	3,892
8,000	British Telecommunications plc, 1.523%, 05/14/13 (e) (n)	7,972
	Campbell Soup Co.
7,600	0.501%, 04/02/13 (e) (n)	7,594
4,400	0.501%, 04/16/13 (e) (n)	4,396
	Daimler Finance North America LLC
5,800	0.959%, 10/23/13 (e) (n)	5,758
3,900	1.008%, 05/24/13 (e) (n)	3,888
3,000	1.010%, 09/16/13 (e) (n)	2,981
3,000	1.010%, 09/10/13 (e) (n)	2,981
1,000	1.061%, 08/15/13 (e) (n)	995
2,350	1.061%, 03/01/13 (e) (n)	2,348
3,500	1.061%, 06/05/13 (e) (n)	3,489
6,900	DBS Bank Ltd., 0.888%, 02/01/13 (e) (n)	6,899
	Devon Energy Corp.
10,650	0.310%, 12/07/12 (e) (n)	10,649
11,200	0.501%, 02/22/13 (e) (n)	11,190
9,800	Dominion Resources, Inc., 0.602%, 01/07/13 (e) (n)	9,796
	Electricite de France SA
10,000	0.405%, 01/11/13 (e) (n)	9,996
13,650	0.410%, 01/18/13 (e) (n)	13,645
30,000	ENI Finance USA, Inc., 0.530%, 12/04/12 (e) (n)	29,998
16,900	HSBC Bank plc, 0.579%, 09/13/13 (e)	16,898
25,000	ING US Funding LLC, 0.531%, 04/08/13 (n)	24,965
17,000	Kells Funding LLC, 0.521%, 03/05/13 (n)	16,990
	Macquarie Bank Ltd.
13,400	0.632%, 03/25/13 (e) (n)	13,384
15,300	0.773%, 02/19/13 (e) (n)	15,290
11,000	National Australia Funding Delaware, Inc., 0.120%, 12/03/12 (e) (n)	11,000
30,000	Natixis US Finance Co. LLC, 0.200%, 12/03/12 (n)	29,999
30,000	Newport Funding Corp., 0.200%, 12/03/12 (e) (n)	29,999
14,000	Nissan Motor Acceptance Corp., 0.400%, 12/14/12 (e) (n)	13,998
	Reckitt Benckiser Treasury Services plc
5,000	0.482%, 05/10/13 (e) (n)	4,995
3,000	0.654%, 10/11/13 (e) (n)	2,987
5,200	0.705%, 09/06/13 (e) (n)	5,181
7,000	0.756%, 03/04/13 (e) (n)	6,996
8,000	0.806%, 04/08/13 (e) (n)	7,993
2,500	0.806%, 05/07/13 (e) (n)	2,497
6,700	0.807%, 04/15/13 (e) (n)	6,694
30,000	Societe Generale North America, Inc., 0.190%, 12/03/12 (n)	30,000
5,700	Spectra Energy Capital LLC, 0.501%, 12/04/12 (e) (n)	5,700

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Commercial Paper— Continued
4,500	Suncorp Group Ltd., 0.451%, 02/12/13 (e) (n)	4,497
	Tesco Treasury Services plc
6,500	0.652%, 01/29/13 (e) (n)	6,496
9,500	1.215%, 06/21/13 (e) (n)	9,465
9,800	Verizon Communications, Inc., 0.410%, 12/11/12 (e) (n)	9,799
	Vodafone Group plc
5,400	0.959%, 09/09/13 (e) (n)	5,367
12,650	1.112%, 04/16/13 (e) (n)	12,625
5,500	WellPoint, Inc., 0.401%, 02/11/13 (e) (n)	5,496

	Total Commercial Paper (Cost $477,423)	477,716

	Repurchase Agreements— 8.1%
10,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $10,623, collateralized by Corporate Notes and Bonds, 0.000% - 5.500%, due 10/25/33 - 02/19/46, with a value of $10,500. (i)	10,000
10,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $10,623, collateralized by Corporate Notes and Bonds, 0.000% - 4.900%, due 11/15/18 - 06/25/50, with a value of $10,500. (i)	10,000
47,000	Citigroup Global Markets Holdings, Inc., 1.130%, dated 11/30/12, due 03/15/13, repurchase price $61,015, collateralized by Corporate Notes and Bonds, 0.000%, due 04/25/36 - 07/25/36, with a value of $49,669. (i)	47,000
20,000	CS First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/12/13, repurchase price $23,124, collateralized by Corporate Notes and Bonds, 1.318% - 4.539%, due 02/25/47 - 06/28/47, with a value of $21,000. (i)	20,000
7,000	Deutsche Bank AG, 0.580%, dated 11/30/12, due 02/03/13, repurchase price $7,733, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 05/15/15 - 12/11/49, and Municipal Debt Securities, 4.503% - 5.100%, due 6/15/13 - 08/01/17, with a value of $7,350. (i)	7,000
17,000	Morgan Stanley & Co. LLC, 0.980%, dated 11/30/12, due 01/04/13, repurchase price $18,620, collateralized by Corporate Notes and Bonds, 0.000% - 7.750%, due 03/21/17 - 10/15/20, with a value of $17,852. (i)	17,000
2,000	Morgan Stanley & Co., Inc, 0.980%, dated 11/30/12, due 01/04/13, repurchase price $2,191, collateralized by Corporate Notes and Bonds, 0.000% - 8.125%, due 10/15/20 - 10/25/42, with a value of $2,100. (i)	2,000
15,000	Morgan Stanley & Co., Inc., 0.980%, dated 11/30/12, due 01/04/13, repurchase price $16,429, collateralized by Corporate Notes and Bonds, 0.000% - 8.125%, due 11/14/17 - 02/15/41, and Federal National Mortgage Association, 6.442%, due 03/19/38, with a value of $15,739. (i)	15,000
16,000	Morgan Stanley & Co., Inc.2, 0.980%, dated 11/30/12, due 01/04/13, repurchase price $17,524, collateralized by Corporate Notes and Bonds, 0.000% - 8.125%, due 11/02/15 - 09/21/45, with a value of $16,800. (i)	16,000
33,850	RBS Securities, Inc., 1.430%, dated 11/30/12, due 03/05/13, repurchase price $46,624, collateralized by Federal National Mortgage Association, 3.500% - 5.000%, due 10/01/18 - 12/01/25, with a value of $34,528. (i)	33,850

	Total Repurchase Agreements (Cost $177,850)	177,850

	Weekly Demand Notes— 1.7%
	Alabama — 0.7%
16,000	Tuscaloosa County Industrial Development Authority, Series A, Rev., VRDO, 0.450%, 12/07/12	16,000

	Texas — 1.0%
21,500	Puttable Floating Option Taxable Note, Series TN, Rev., VRDO, LIQ: Bank of America N.A., 0.460%, 12/07/12 (e)	21,500

	Total Weekly Demand Notes (Cost $37,500)	37,500

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 0.1%
1,933	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $1,933)	1,933

	Total Short-Term Investments (Cost $1,034,014)	1,034,622

	Total Investments — 100.0% (Cost $2,206,382)	2,207,912
	Other Assets in Excess of Liabilities — 0.0% (g)	535

	NET ASSETS — 100.0%	$2,208,447

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,868
Aggregate gross unrealized depreciation	$(338)

Net unrealized appreciation/depreciation	$1,530

Federal income tax cost of investments	$2,206,382

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$228,876	$17,002		$245,878
Corporate Bonds
Consumer Discretionary	—	47,430	—		47,430
Consumer Staples	—	49,214	—		49,214
Energy	—	23,926	—		23,926
Financials	—	477,863	—		477,863
Health Care	—	31,314	—		31,314
Industrials	—	12,459	—		12,459
Information Technology	—	2,214	—		2,214
Materials	—	758	—		758
Telecommunication Services	—	45,220	—		45,220
Utilities	—	32,214	—		32,214

Total Corporate Bonds	—	722,612	—		722,612

Foreign Government Securities	—	5,732	—		5,732
Municipal Bonds	—	9,700	—		9,700
U.S. Government Agency Securities	—	87,093	—		87,093
U.S. Treasury Obligations	—	102,275	—		102,275
Short-Term Investments
Certificate of Deposit	—	339,623	—		339,623
Commercial Paper	—	477,716	—		477,716
Investment Company	1,933	—	—		1,933
Repurchase Agreements	—	177,850	—		177,850
Weekly Demand Notes	—	37,500	—		37,500

Total Investments in Securities	$1,933	$2,188,977	$17,002	*	$2,207,912

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $17,002,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$—	$—	$2	—	(a)	$17,000	$—	$—	$—	$17,002

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $2,000.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.9%
1,241	ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.957%, 09/25/33 (m)	1,155
723	Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.578%, 08/25/35 (m)	716
1,030	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class M1, VAR, 1.227%, 01/25/34 (m)	825
1,288	Argent Securities, Inc., Series 2004-W7, Class M2, VAR, 0.808%, 05/25/34 (m)	1,092
	Asset-Backed Securities Corp. Home Equity,
914	Series 2004-HE7, Class M2, VAR, 1.783%, 10/25/34 (m)	806
1,386	Series 2005-HE6, Class M1, VAR, 0.698%, 07/25/35 (m)	1,379
1,596	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41 (m)	1,637
279	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.587%, 06/25/36 (m)	240
1,900	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33 (m)	1,780
711	Citigroup Mortgage Loan Trust, Series 2007-WFH2, Class A2, VAR, 0.358%, 03/25/37 (m)	708
1,547	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, VAR, 0.358%, 08/25/36 (m)	1,366
	Countrywide Asset-Backed Certificates,
948	Series 2002-3, Class M1, VAR, 1.333%, 03/25/32 (m)	773
857	Series 2004-1, Class M2, VAR, 1.033%, 03/25/34 (m)	812
2,667	Series 2004-3, Class M1, VAR, 0.957%, 06/25/34 (m)	2,225
2,153	Series 2004-5, Class M2, VAR, 0.878%, 07/25/34 (m)	1,897
2,331	Series 2004-ECC2, Class M2, VAR, 1.182%, 12/25/34 (m)	2,056
1,103	First Frankin Mortgage Loan Trust, Series 2005-FF11, Class A2D, VAR, 0.547%, 11/25/35 (m)	1,042
1,283	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.452%, 06/20/33 (m)	1,190
1,074	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1, VAR, 0.928%, 12/25/35 (m)	1,069
	Morgan Stanley ABS Capital I,
4,333	Series 2004-HE3, Class M1, VAR, 1.063%, 03/25/34 (m)	3,760
1,000	Series 2004-HE7, Class M2, VAR, 1.153%, 08/25/34 (m)	905
640	Series 2004-HE7, Class M3, VAR, 1.227%, 08/25/34 (m)	577
1,725	Series 2004-HE8, Class M2, VAR, 0.888%, 09/25/34 (m)	1,545
829	Series 2004-NC7, Class M3, VAR, 1.182%, 07/25/34 (m)	780
1,450	Series 2004-OP1, Class M2, VAR, 1.123%, 11/25/34 (m)	1,338
669	Series 2005-NC1, Class M3, VAR, 0.718%, 01/25/35 (m)	535
1,630	Nationstar Mortgage LLC, Series 2004-1, Class A3, VAR, 0.708%, 07/25/34 (m)	1,450
	New Century Home Equity Loan Trust,
433	Series 2004-2, Class M2, VAR, 0.827%, 08/25/34 (m)	378
2,691	Series 2004-4, Class M2, VAR, 1.002%, 02/25/35 (m)	2,220
1,612	Series 2005-4, Class A2B, VAR, 0.478%, 09/25/35 (m)	1,594
1,031	Novastar Home Equity Loan, Series 2005-3, Class A2C, VAR, 0.488%, 01/25/36 (m)	1,011
	Option One Mortgage Loan Trust,
4,985	Series 2004-3, Class M2, VAR, 0.777%, 11/25/34 (m)	4,612
67	Series 2004-3, Class M3, VAR, 0.857%, 11/25/34 (m)	56
	RAMP Trust,
4,657	Series 2005-EFC4, Class M1, VAR, 0.618%, 09/25/35 (m)	4,551
4,775	Series 2005-RS4, Class M1, VAR, 0.637%, 04/25/35 (m)	4,652
	Renaissance Home Equity Loan Trust,
931	Series 2003-3, Class M1, VAR, 0.938%, 12/25/33 (m)	840
4,302	Series 2005-2, Class AV3, VAR, 0.578%, 08/25/35 (m)	3,766
1,052	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36 (m)	854
414	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.358%, 09/25/36 (m)	336
	Structured Asset Investment Loan Trust,
5,541	Series 2004-7, Class M1, VAR, 1.257%, 08/25/34 (m)	4,617
2,133	Series 2004-8, Class M2, VAR, 1.137%, 09/25/34 (m)	1,966

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Structured Asset Securities Corp.,
223	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35 (m)	229
535	Series 2005-WF2, Class M2, VAR, 0.628%, 05/25/35 (m)	480
	Wells Fargo Home Equity Trust,
2,000	Series 2005-3, Class M2, VAR, 0.637%, 11/25/35 (m)	1,770
342	Series 2006-1, Class A3, VAR, 0.358%, 05/25/36 (m)	340

	Total Asset-Backed Securities (Cost $64,322)	67,930

Collateralized Mortgage Obligations — 3.8%
	Agency CMO — 0.4%
3,506	Federal Home Loan Mortgage Corp. REMICS, Series 3203, Class SH, IF, IO, 6.932%, 08/15/36 (m)	721
	Federal National Mortgage Association REMICS,
3,726	Series 2003-130, Class NS, IF, IO, 6.792%, 01/25/34 (m)	635
4,298	Series 2005-13, Class SQ, IF, IO, 5.892%, 03/25/35 (m)	889
2,627	Series 2005-67, Class SI, IF, IO, 6.492%, 08/25/35 (m)	439
2,776	Series 2006-24, Class QS, IF, IO, 6.993%, 04/25/36 (m)	536
2,049	Series 2010-68, Class SJ, IF, IO, 6.343%, 07/25/40 (m)	384
6,017	Series 2011-68, Class AI, IO, 4.500%, 12/25/20 (m)	461

		4,065

	Non-Agency CMO — 3.4%
	Banc of America Alternative Loan Trust,
2,438	Series 2004-9, Class 4A1, 5.500%, 10/25/19 (m)	2,482
756	Series 2006-2, Class 7A1, 6.000%, 03/25/21 (m)	776
1,418	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.966%, 02/25/34 (m)	1,413
67	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	66
	Countrywide Alternative Loan Trust,
601	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34 (m)	596
845	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35 (m)	822
1,584	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,560
110	Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	103
292	Series 2007-25, Class 2A1, 6.000%, 11/25/22 (m)	290
	Credit Suisse First Boston Mortgage Securities Corp.,
378	Series 2003-7, Class 1A25, 5.750%, 02/25/33 (m)	386
900	Series 2005-4, Class 3A17, 5.500%, 06/25/35 (m)	926
1,981	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37 (m)	1,746
	First Horizon Alternative Mortgage Securities,
1,143	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35 (m)	1,123
1,571	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20 (m)	1,610
	First Horizon Mortgage Pass-Through Trust,
3,400	Series 2005-5, Class 1A6, 5.500%, 10/25/35 (m)	3,371
154	Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	155
156	Series 2005-8, Class 2A1, 5.250%, 02/25/21 (m)	157
2,681	Series 2006-1, Class 1A2, 6.000%, 05/25/36 (m)	2,690
	JP Morgan Mortgage Trust,
236	Series 2005-S2, Class 2A9, 5.500%, 09/25/35 (m)	241
1,867	Series 2006-S2, Class 1A19, 6.000%, 07/25/36 (m)	1,693
1,406	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35 (m)	1,242
	Morgan Stanley Mortgage Loan Trust,
1,562	Series 2004-4, Class 2A, VAR, 6.322%, 09/25/34 (m)	1,555
423	Series 2004-9, Class 1A, VAR, 5.817%, 11/25/34 (m)	414
337	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, VAR, 0.467%, 07/25/35 (m)	335
	RALI Trust,
972	Series 2003-QS8, Class A7, 5.250%, 04/25/33 (m)	878

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
	140	Series 2006-QS4, Class A2, 6.000%, 04/25/36 (m)	109
		Residential Asset Securitization Trust,
	5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35 (m)	4,321
	791	Series 2005-A8CB, Class A11, 6.000%, 07/25/35 (m)	707
	2,614	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 5A1, VAR, 1.620%, 03/25/46 (m)	1,762
		Structured Asset Securities Corp.,
	769	Series 2003-35, Class B1, VAR, 5.539%, 12/25/33 (m)	636
	4,303	Series 2005-1, Class 7A7, 5.500%, 02/25/35 (m)	4,246
	704	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33 (m)	686
	107	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21 (m)	101

			39,198

		Total Collateralized Mortgage Obligations (Cost $41,601)	43,263

	Commercial Mortgage-Backed Securities — 2.7%
	3,115	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, VAR, 4.997%, 07/10/45 (m)	3,371
	1,800	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, VAR, 5.907%, 06/11/40	2,023
	2,500	CD Mortgage Trust, Series 2007-CD5, Class AM, VAR, 6.326%, 11/15/44 (m)	2,887
	700	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, VAR, 5.100%, 08/15/38 (m)	771
	7,900	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, VAR, 5.983%, 08/10/45 (m)	9,062
	1,600	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, VAR, 5.107%, 07/12/38 (m)	1,736
	4,895	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM, VAR, 5.204%, 12/12/49 (m)	5,345
	5,050	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM, VAR, 5.795%, 07/15/45 (m)	5,549

		Total Commercial Mortgage-Backed Securities (Cost $30,763)	30,744

	Corporate Bonds — 68.9%
		Consumer Discretionary — 12.3%
		Auto Components — 1.0%
	700	Allison Transmission, Inc., 7.125%, 05/15/19 (e) (m)	746
	2,100	American Axle & Manufacturing, Inc., 7.750%, 11/15/19 (m)	2,310
EUR	990	Conti-Gummi Finance B.V., (Netherlands), Reg. S., 7.125%, 10/15/18 (m)	1,376
		Goodyear Tire & Rubber Co. (The),
	1,950	8.250%, 08/15/20 (m)	2,135
	515	8.750%, 08/15/20 (m)	582
	1,085	UCI International, Inc., 8.625%, 02/15/19	1,048
	3,225	Visteon Corp., 6.750%, 04/15/19 (m)	3,402

			11,599

		Automobiles — 1.1%
	4,460	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	4,911
	7,685	Daimler Finance North America LLC, 1.300%, 07/31/15 (e) (m)	7,737

			12,648

		Broadcasting & Cable TV — 1.6%
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	3,050	7.375%, 06/01/20 (m)	3,393
	1,710	7.875%, 04/30/18 (m)	1,847
	1,150	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	1,228
		DISH DBS Corp.,
	575	5.875%, 07/15/22 (m)	616
	2,180	6.750%, 06/01/21 (m)	2,463
	150	7.125%, 02/01/16 (m)	168
	2,350	7.875%, 09/01/19 (m)	2,779
	1,750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e) (m)	1,877
	1,530	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,675
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e) (m)	1,890

			17,936

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Consumer Services — 0.4%
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e) (m)	1,907
	2,480	Service Corp. International, 7.000%, 05/15/19 (m)	2,715

			4,622

		Gaming — 0.8%
		Caesars Entertainment Operating Co., Inc.,
	1,610	8.500%, 02/15/20 (e) (m)	1,578
	2,500	11.250%, 06/01/17 (m)	2,686
		MGM Resorts International,
	1,015	8.625%, 02/01/19 (e) (m)	1,112
	3,300	9.000%, 03/15/20 (m)	3,671

			9,047

		Hotels, Restaurants & Leisure — 0.6%
	2,315	Darden Restaurants, Inc., 3.350%, 11/01/22 (m)	2,323
	3,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (m)	2,858
	2,050	Vail Resorts, Inc., 6.500%, 05/01/19 (m)	2,206

			7,387

		Household Durables — 0.6%
		Jarden Corp.,
	452	7.500%, 05/01/17 (m)	509
	1,000	7.500%, 01/15/20 (m)	1,088
		Sealy Mattress Co.,
	2,150	8.250%, 06/15/14 (m)	2,158
	973	10.875%, 04/15/16 (e) (m)	1,058
	1,800	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	1,811

			6,624

		Internet & Catalog Retail — 0.2%
	2,655	Amazon.com, Inc., 2.500%, 11/29/22 (m)	2,642

		Leisure Equipment & Products — 0.1%
	605	Mattel, Inc., 5.450%, 11/01/41 (m)	693

		Media — 3.7%
		AMC Entertainment, Inc.,
	1,810	8.750%, 06/01/19 (m)	1,991
	1,250	9.750%, 12/01/20	1,406
	3,145	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e)	3,161
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
	5,355	5.000%, 03/01/21 (m)	5,980
	1,010	5.150%, 03/15/42 (m)	1,014
	1,500	Hughes Satellite Systems Corp., 6.500%, 06/15/19 (m)	1,613
		Intelsat Jackson Holdings S.A., (Luxembourg),
	2,880	6.625%, 12/15/22 (e) (m)	2,880
	400	7.250%, 10/15/20 (e) (m)	426
	1,000	7.250%, 10/15/20 (m)	1,068
	750	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17 (m)	795
	3,720	NBCUniversal Media LLC, 4.375%, 04/01/21 (m)	4,224
	1,070	News America, Inc., 6.150%, 02/15/41 (m)	1,346
	3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (e) (m)	3,522
	1,700	Sinclair Television Group, Inc., 8.375%, 10/15/18 (m)	1,896
	3,615	Time Warner Cable, Inc., 5.500%, 09/01/41 (m)	4,019
	1,545	Time Warner, Inc., 4.900%, 06/15/42 (m)	1,648
	EUR 536	TVN Finance Corp. II AB, (Sweden), Reg. S., 10.750%, 11/15/17 (m)	767
	650	Viacom, Inc., 4.500%, 02/27/42 (m)	650
	2,075	WPP Finance 2010, (United Kingdom), 3.625%, 09/07/22 (m)	2,078
EUR	1,000	Ziggo Bond Co. B.V., (Netherlands), Reg. S., 8.000%, 05/15/18 (m)	1,431

			41,915

		Multiline Retail — 0.7%
		JC Penney Corp., Inc.,
	1,715	5.750%, 02/15/18 (m)	1,492
	1,940	6.375%, 10/15/36 (m)	1,469
	1,200	7.950%, 04/01/17 (m)	1,143
		Macy’s Retail Holdings, Inc.,
	1,610	4.300%, 02/15/43 (m)	1,560
	727	5.125%, 01/15/42 (m)	801
	1,280	Target Corp., 4.000%, 07/01/42 (m)	1,316

			7,781

		Specialty Retail — 1.4%
	4,915	AutoZone, Inc., 2.875%, 01/15/23 (m)	4,838
	3,065	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	3,260
	2,375	J. Crew Group, Inc., 8.125%, 03/01/19 (m)	2,494
	1,250	Michael’s Stores, Inc., 7.750%, 11/01/18 (m)	1,355
	1,816	Party City Holdings, Inc., 8.875%, 08/01/20 (e) (m)	1,925
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19 (m)	2,525

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Specialty Retail — Continued
			16,397

		Textiles, Apparel & Luxury Goods — 0.1%
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	1,099

		Total Consumer Discretionary	140,390

		Consumer Staples — 4.6%
		Beverages — 0.8%
	2,740	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42 (m)	2,765
	1,965	Dr. Pepper Snapple Group, Inc., 2.700%, 11/15/22 (m)	1,974
	2,290	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e) (m)	2,295
	2,200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e) (m)	2,388

			9,422

		Food & Staples Retailing — 0.5%
	1,390	CVS Caremark Corp., 5.750%, 05/15/41 (m)	1,716
EUR	1,361	Picard Bondco S.A., (Luxembourg), Reg. S., 9.000%, 10/01/18 (m)	1,958
		Rite Aid Corp.,
	1,415	9.250%, 03/15/20 (m)	1,443
	735	9.750%, 06/12/16 (m)	798

			5,915

		Food Products — 1.7%
	3,226	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	3,403
	3,695	Del Monte Corp., 7.625%, 02/15/19 (m)	3,797
	4,200	Kraft Foods Group, Inc., 2.250%, 06/05/17 (e) (m)	4,360
		Mondelez International, Inc.,
GBP	1,500	5.375%, 12/11/14 (m)	2,589
	3,885	5.375%, 02/10/20 (m)	4,727

			18,876

		Household Products — 0.7%
	2,995	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	3,156
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (m)	1,900
	2,050	Spectrum Brands, Inc., 9.500%, 06/15/18 (m)	2,334

			7,390

		Personal Products — 0.0% (g)
	350	Visant Corp., 10.000%, 10/01/17 (m)	304

		Tobacco — 0.9%
	2,235	Altria Group, Inc., 2.850%, 08/09/22 (m)	2,213
GBP	950	Imperial Tobacco Finance plc, (United Kingdom), 5.500%, 09/28/26 (m)	1,787
		Philip Morris International, Inc.,
	4,650	1.125%, 08/21/17 (m)	4,659
	1,210	5.650%, 05/16/18 (m)	1,479

			10,138

		Total Consumer Staples	52,045

		Energy — 6.0%
		Energy Equipment & Services — 0.5%
		Transocean, Inc., (Cayman Islands),
	2,525	3.800%, 10/15/22 (m)	2,578
	2,375	6.375%, 12/15/21 (m)	2,869

			5,447

		Oil, Gas & Consumable Fuels — 5.5%
		Arch Coal, Inc.,
	2,250	7.250%, 06/15/21 (m)	2,014
	100	8.750%, 08/01/16 (m)	101
	3,114	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (m)	3,355
	1,500	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22 (m)	1,539
	3,080	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	3,480
	755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42 (m)	744
		Energy Transfer Partners LP,
	3,070	4.650%, 06/01/21 (m)	3,359
	515	6.050%, 06/01/41 (m)	573
	1,480	6.500%, 02/01/42 (m)	1,730
	2,790	EOG Resources, Inc., 2.625%, 03/15/23 (m)	2,833
		EP Energy LLC/EP Energy Finance, Inc.,
	1,550	6.875%, 05/01/19 (e) (m)	1,678
	2,440	9.375%, 05/01/20 (e) (m)	2,702
	1,505	EQT Corp., 4.875%, 11/15/21 (m)	1,626
		Kinder Morgan Energy Partners LP,
	1,900	3.950%, 09/01/22 (m)	2,026
	1,870	6.950%, 01/15/38 (m)	2,376
		Linn Energy LLC/Linn Energy Finance Corp.,
	965	6.250%, 11/01/19 (e) (m)	969
	3,061	8.625%, 04/15/20 (m)	3,344
	2,365	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	2,940
		ONEOK Partners LP,
	1,800	3.250%, 02/01/16 (m)	1,911
	2,765	3.375%, 10/01/22 (m)	2,804
	2,870	Peabody Energy Corp., 6.250%, 11/15/21 (m)	2,978

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	3,085	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	3,210
	4,720	Phillips 66, 4.300%, 04/01/22 (e) (m)	5,229
	1,800	Plains Exploration & Production Co., 6.500%, 11/15/20	1,836
	1,525	Shell International Finance B.V., (Netherlands), 1.125%, 08/21/17 (m)	1,536
	1,840	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38 (m)	2,432
	3,610	Total Capital International S.A., (France), 2.700%, 01/25/23 (m)	3,695

			63,020

		Total Energy	68,467

		Financials — 20.3%
		Capital Markets — 1.6%
EUR	4,250	Credit Agricole Home Loan SFH, (France), 2.500%, 06/24/15 (m)	5,791
	3,780	Goldman Sachs Group, Inc. (The), 5.750%, 01/24/22 (m)	4,487
	2,715	Morgan Stanley, 5.500%, 07/28/21 (m)	3,105
GBP	2,853	UBS AG, (Switzerland), VAR, 5.250%, 06/21/21 (m)	4,726

			18,109

		Commercial Banks — 9.7%
EUR	2,200	ABN Amro Bank N.V., (Netherlands), 3.750%, 07/15/14 (m)	3,016
	6,390	Bank of America Corp., 5.700%, 01/24/22 (m)	7,773
EUR	4,500	Bank of Scotland plc, (United Kingdom), 4.750%, 01/26/15 (m)	6,378
		Barclays Bank plc, (United Kingdom),
EUR	3,150	3.125%, 01/14/15 (m)	4,326
	4,190	6.050%, 12/04/17 (e) (m)	4,591
EUR	3,250	BNP Paribas Home Loan Covered Bonds SFH, (France), 2.500%, 06/09/15 (m)	4,435
EUR	4,000	BNZ International Funding Ltd., (New Zealand), 3.125%, 11/23/17 (m)	5,664
		CIT Group, Inc.,
	1,075	4.250%, 08/15/17 (m)	1,099
	2,880	5.250%, 03/15/18	3,056
EUR	4,000	Commonwealth Bank of Australia, (Australia), 2.625%, 01/12/17 (m)	5,584
GBP	1,600	Danske Bank AS, (Denmark), 4.000%, 12/09/15 (m)	2,714
EUR	2,200	DnB Boligkreditt AS, (Norway), 2.750%, 04/20/15 (m)	3,014
GBP	800	HSBC Capital Funding LP, (United Kingdom), Reg. S, VAR, 8.208%, 06/30/15 (m) (x)	1,405
	2,720	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21 (m)	3,232
EUR	4,250	ING Bank N.V., (Netherlands), 2.250%, 08/31/15 (m)	5,785
EUR	2,200	LBG Capital No.2 plc, (United Kingdom), 6.385%, 05/12/20 (e)	2,804
GBP	871	Lloyds TSB Bank plc, (United Kingdom), VAR, 5.750%, 07/09/25 (m)	1,295
GBP	1,160	National Westminster Bank plc, (United Kingdom), 6.500%, 09/07/21	1,922
	650	Natixis, (France), VAR, 0.590%, 01/15/19 (m)	562
EUR	2,600	Nordea Bank AB, (Sweden), VAR, 4.625%, 02/15/22 (m)	3,629
EUR	3,200	Nordea Bank Finland plc, (Finland), 2.250%, 11/16/15 (m)	4,368
	2,133	PNC Financial Services Group, Inc., VAR, 6.750%, 08/01/21 (m) (x)	2,399
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	2,000	3.375%, 11/23/16 (m)	2,850
EUR	3,150	Reg. S., 4.000%, 03/15/16 (m)	4,522
	4,705	VAR, 9.500%, 03/16/22 (m)	5,470
	4,870	Societe Generale S.A., (France), 2.750%, 10/12/17 (m)	4,922
EUR	1,300	Standard Chartered Bank, (United Kingdom), VAR, 0.522%, 03/28/18 (m)	1,656
	4,790	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e) (m)	4,861
	3,146	Wachovia Bank N.A., VAR, 0.693%, 11/03/14 (m)	3,131
	2,690	Wells Fargo & Co., VAR, 7.980%, 03/15/18 (m) (x)	3,090
	1,555	Wells Fargo Bank N.A., VAR, 0.520%, 05/16/16 (m)	1,526

			111,079

		Consumer Finance — 1.6%
		Ally Financial, Inc.,
	2,645	5.500%, 02/15/17 (m)	2,817
	750	6.250%, 12/01/17 (m)	828
	3,300	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	4,469
	1,735	Discover Financial Services, 6.450%, 06/12/17 (m)	2,038
		Ford Motor Credit Co. LLC,
	650	5.000%, 05/15/18 (m)	713
	5,620	5.750%, 02/01/21 (m)	6,384
	1,200	6.625%, 08/15/17 (m)	1,397

			18,646

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Financial Services — 2.6%
		Citigroup, Inc.,
	6,620	4.500%, 01/14/22 (m)	7,448
	2,715	VAR, 5.950%, 01/30/23 (m) (x)	2,762
	1,365	General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,655
		International Lease Finance Corp.,
	900	5.875%, 04/01/19	928
	2,450	8.625%, 09/15/15 (m)	2,729
	1,810	8.750%, 03/15/17 (m)	2,070
EUR	2,200	OP Mortgage Bank, (Finland), 3.125%, 11/19/14 (m)	3,013
EUR	3,650	Westpac Securities NZ Ltd., (New Zealand), 3.500%, 06/16/16 (m)	5,189
		Xstrata Finance Canada Ltd., (Canada),
	1,225	4.000%, 10/25/22 (e) (m)	1,239
	1,835	6.000%, 11/15/41 (e) (m)	1,993

			29,026

		Insurance — 2.0%
GBP	370	Aegon N.V., (Netherlands), 6.625%, 12/16/39 (m)	719
		American International Group, Inc.,
	1,370	6.250%, 03/15/37 (m)	1,401
	1,840	6.400%, 12/15/20 (m)	2,256
		Hartford Financial Services Group, Inc.,
	3,655	5.125%, 04/15/22 (m)	4,161
	305	6.625%, 03/30/40 (m)	381
	2,320	MetLife, Inc., 6.400%, 12/15/36 (m)	2,465
	6,700	Metropolitan Life Global Funding I, 1.700%, 06/29/15 (e) (m)	6,849
	2,345	Prudential Financial, Inc., VAR, 5.875%, 09/15/42 (m)	2,398
GBP	759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m) (x)	1,252
	900	Swiss Re Treasury US Corp., 4.250%, 12/06/42 (e)	894

			22,776

		Real Estate Investment Trusts (REITs) — 1.1%
	920	Camden Property Trust, 4.625%, 06/15/21 (m)	1,025
		DDR Corp.,
	2,615	4.625%, 07/15/22 (m)	2,847
	1,640	7.875%, 09/01/20 (m)	2,115
	350	ERP Operating LP, 4.625%, 12/15/2 (m)	395
	2,350	HCP, Inc., 5.375%, 02/01/21 (m)	2,704
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,320

			12,406

		Thrifts & Mortgage Finance — 1.7%
EUR	4,200	Abbey National Treasury Services plc, (United Kingdom), 3.375%, 06/08/15 (m)	5,818
EUR	3,050	Cie de Financement Foncier, (France), 4.750%, 06/25/15 (m)	4,372
	1,645	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e) (m)	1,746
	1,990	RBS Citizens Financial Group, Inc., (United Kingdom), 4.150%, 09/28/22 (e) (m)	2,021
EUR	4,250	Swedbank Hypotek AB, (Sweden), 2.500%, 06/15/15 (m)	5,806

			19,763

		Total Financials	231,805

		Health Care — 7.8%
		Biotechnology — 0.2%
	2,200	Gilead Sciences, Inc., 4.400%, 12/01/21 (m)	2,523

		Health Care Equipment & Supplies — 1.1%
	2,355	Accellent, Inc., 8.375%, 02/01/17 (m)	2,390
	4,195	Biomet, Inc., 6.500%, 08/01/20 (e) (m)	4,384
		DJO Finance LLC/DJO Finance Corp.,
	1,500	7.750%, 04/15/18 (m)	1,399
	1,545	8.750%, 03/15/18 (e)	1,684
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e) (m)	2,600

			12,457

		Health Care Providers & Services — 3.4%
	2,115	Aetna, Inc., 2.750%, 11/15/22 (m)	2,125
	3,610	Cigna Corp., 4.375%, 12/15/20 (m)	3,993
	2,290	Coventry Health Care, Inc., 5.450%, 06/15/21 (m)	2,720
		Express Scripts Holding Co.,
	1,125	3.900%, 02/15/22 (e) (m)	1,213
	3,615	4.750%, 11/15/21 (e) (m)	4,136
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	814
		HCA, Inc.,
	940	6.500%, 02/15/20 (m)	1,055
	3,957	7.500%, 02/15/22 (m)	4,501
	2,710	Health Management Associates, Inc., 7.375%, 01/15/20 (m)	2,927
		HealthSouth Corp.,
	1,260	7.250%, 10/01/18 (m)	1,364
	1,449	7.750%, 09/15/22 (m)	1,588

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Health Care Providers & Services — Continued
	1,700	Radiation Therapy Services, Inc., 8.875%, 01/15/17 (m)	1,691
		Tenet Healthcare Corp.,
	650	6.250%, 11/01/18 (m)	715
	3,335	8.000%, 08/01/20 (m)	3,577
	860	UnitedHealth Group, Inc., 5.700%, 10/15/40 (m)	1,051
		Ventas Realty LP/Ventas Capital Corp.,
	1,150	3.250%, 08/15/22 (m)	1,142
	2,215	4.000%, 04/30/19 (m)	2,384
	1,330	4.250%, 03/01/22 (m)	1,422

			38,418

		Pharmaceuticals — 3.1%
		AbbVie, Inc.,
	7,460	1.200%, 11/06/15 (e) (m)	7,494
	1,090	4.400%, 11/06/42 (e) (m)	1,156
	3,265	Bristol-Myers Squibb Co., 0.875%, 08/01/17 (m)	3,245
	4,635	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	4,855
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e) (m)	4,247
	4,050	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16 (m)	4,233
		Valeant Pharmaceuticals International,
	920	6.750%, 08/15/21 (e) (m)	987
	650	6.875%, 12/01/18 (e) (m)	703
	1,980	7.000%, 10/01/20 (e) (m)	2,153
	750	7.250%, 07/15/22 (e) (m)	818
		Watson Pharmaceuticals, Inc.,
	2,810	1.875%, 10/01/17 (m)	2,862
	1,845	3.250%, 10/01/22 (m)	1,898
	745	4.625%, 10/01/42 (m)	786

			35,437

		Total Health Care	88,835

		Industrials — 4.3%
		Airlines — 0.3%
	149	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	172
	692	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	752
	2,065	Continental Airlines, 2012-2 Class A Pass-Through Certificates, 4.000%, 10/29/24 (m)	2,158
	296	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	339

			3,421

		Building Products — 0.2%
	1,995	HD Supply, Inc., 8.125%, 04/15/19 (e) (m)	2,250

		Commercial Services & Supplies — 0.5%
	2,190	Geo Group, Inc. (The), 6.625%, 02/15/21 (m)	2,431
	1,000	Iron Mountain, Inc., 8.375%, 08/15/21 (m)	1,105
	2,400	Waste Management, Inc., 2.600%, 09/01/16 (m)	2,527

			6,063

		Construction & Engineering — 0.4%
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (m)	728
		United Rentals North America, Inc.,
	3,000	7.625%, 04/15/22 (e) (m)	3,322
	780	8.250%, 02/01/21 (m)	874

			4,924

		Electrical Equipment — 0.4%
	800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	810
	500	General Cable Corp., 5.750%, 10/01/22 (e) (m)	510
EUR	1,500	Schaeffler Finance B.V., (Netherlands), Reg. S., 7.750%, 02/15/17 (m)	2,131

			3,451

		Industrial Conglomerates — 0.9%
		General Electric Co.,
	4,395	0.850%, 10/09/15 (m)	4,397
	1,615	4.125%, 10/09/42 (m)	1,684
	1,955	Pentair Finance S.A., (Luxembourg), 3.150%, 09/15/22 (e) (m)	1,977
	1,680	Turlock Corp., 4.150%, 11/02/42 (e) (m)	1,715

			9,773

		Machinery — 0.3%
	1,605	Case New Holland, Inc., 7.875%, 12/01/17 (m)	1,890
	1,095	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	1,226

			3,116

		Road & Rail — 0.8%
	3,955	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	4,375
	1,675	CSX Corp., 4.750%, 05/30/42 (m)	1,829
	2,185	HDTFS, Inc., 5.875%, 10/15/20 (e) (m)	2,256
	1,000	Hertz Corp. (The), 7.375%, 01/15/21 (m)	1,087

			9,547

		Trading Companies & Distributors — 0.5%
		Aircastle Ltd., (Bermuda),
	1,360	6.750%, 04/15/17 (m)	1,438
	1,505	7.625%, 04/15/20 (m)	1,637
	680	9.750%, 08/01/18 (m)	768

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Trading Companies & Distributors — Continued
EUR	1,481	Rexel S.A., (France), 7.000%, 12/17/18 (m)	2,109

			5,952

		Total Industrials	48,497

		Information Technology — 4.2%
		Communications Equipment — 0.5%
	3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29 (m)	1,980
		Avaya, Inc.,
	2,850	7.000%, 04/01/19 (e) (m)	2,558
	75	9.750%, 11/01/15 (m)	59
	75	10.875%, 11/01/15 (m)	60
	985	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	1,255

			5,912

		Computers & Peripherals — 0.6%
	2,360	Hewlett-Packard Co., 6.000%, 09/15/41 (m)	2,219
		Sealed Air Corp.,
	2,890	8.125%, 09/15/19 (e) (m)	3,208
	845	8.375%, 09/15/21 (e) (m)	950

			6,377

		Electronic Equipment, Instruments & Components — 0.2%
	2,175	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	2,344

		Internet Software & Services — 0.4%
	3,870	Sabre, Inc., 8.500%, 05/15/19 (e)	4,093

		IT Services — 0.8%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20 (m)	1,406
		First Data Corp.,
	3,415	6.750%, 11/01/20 (e) (m)	3,441
	900	8.875%, 08/15/20 (e) (m)	985
	1,600	PIK, 10.000%, 01/15/22 (e) (m )	1,624
		SunGard Data Systems, Inc.,
	1,020	6.625%, 11/01/19 (e) (m)	1,041
	1,000	7.375%, 11/15/18 (m)	1,066

			9,563

		Office Electronics — 0.3%
	3,530	Xerox Corp., 4.500%, 05/15/21 (m)	3,700

		Semiconductors & Semiconductor Equipment — 0.9%
	2,895	Amkor Technology, Inc., 7.375%, 05/01/18 (m)	2,967
		Freescale Semiconductor, Inc.,
	3,300	9.250%, 04/15/18 (e) (m)	3,552
	1,000	10.125%, 03/15/18 (e) (m)	1,085
	2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e) (m)	2,215

			9,819

		Software — 0.5%
	1,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	1,042
	4,490	Oracle Corp., 2.500%, 10/15/22 (m)	4,547

			5,589

		Total Information Technology	47,397

		Materials — 2.8%
		Chemicals — 0.8%
	3,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18 (m)	3,030
	1,000	Huntsman International LLC, 8.625%, 03/15/21 (m)	1,132
		Ineos Finance plc, (United Kingdom),
	625	7.500%, 05/01/20 (e) (m)	645
	3,675	8.375%, 02/15/19 (e)	3,919

			8,726

		Containers & Packaging — 0.8%
	2,300	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	2,484
	1,500	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 7.375%, 10/15/17 (e) (m)	1,633
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	660	5.750%, 10/15/20 (e) (m)	675
	4,560	9.000%, 04/15/19 (m)	4,697

			9,489

		Metals & Mining — 1.1%
		Barrick North America Finance LLC,
	1,625	4.400%, 05/30/21 (m)	1,800
	1,860	4.400%, 05/30/21 (m)	2,060
		FMG Resources August 2006 Pty Ltd., (Australia),
	275	6.875%, 02/01/18 (e) (m)	271
	2,700	8.250%, 11/01/19 (e) (m)	2,761
	1,805	Newcrest Finance Pty Ltd., (Australia), 4.200%, 10/01/22 (e) (m)	1,869
	3,630	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20 (m)	3,893

			12,654

		Paper & Forest Products — 0.1%
	1,125	International Paper Co., 6.000%, 11/15/41 (m)	1,369

		Total Materials	32,238

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Telecommunication Services — 3.6%
		Diversified Telecommunication Services — 2.4%
		AT&T, Inc.,
	3,930	1.700%, 06/01/17 (m)	4,006
	1,305	6.300%, 01/15/38 (m)	1,675
	1,800	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	1,944
	1,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	1,142
	3,000	GCI, Inc., 8.625%, 11/15/19 (m)	3,210
		Level 3 Financing, Inc.,
	3,145	8.125%, 07/01/19 (m)	3,365
	250	9.375%, 04/01/19 (m)	280
	1,175	PAETEC Holding Corp., 9.875%, 12/01/18 (m)	1,325
EUR	2,000	Sunrise Communications Holdings S.A., (Luxembourg), Reg. S., 8.500%, 12/31/18 (m)	2,809
	4,365	Verizon Communications, Inc., 2.000%, 11/01/16 (m)	4,540
		Windstream Corp.,
	2,630	7.750%, 10/01/21 (m)	2,775
	250	8.125%, 09/01/18 (m)	271

			27,342

		Wireless Telecommunication Services — 1.2%
	2,985	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,056
	3,000	Crown Castle International Corp., 5.250%, 01/15/23 (e) (m)	3,135
	2,305	MetroPCS Wireless, Inc., 7.875%, 09/01/18 (m)	2,490
	4,320	Sprint Capital Corp., 8.750%, 03/15/32 (m)	5,130
	350	Sprint Nextel Corp., 9.000%, 11/15/18 (e) (m)	431

			14,242

		Total Telecommunication Services	41,584

		Utilities — 3.0%
		Electric Utilities — 0.9%
	1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,171
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	824
	1,235	Nisource Finance Corp., 5.800%, 02/01/42 (m)	1,407
	1,760	NV Energy, Inc., 6.250%, 11/15/20 (m)	2,039
	485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	579
	1,250	Oncor Electric Delivery Co. LLC, 5.000%, 09/30/17 (m)	1,432
	1,710	PPL Capital Funding, Inc., 3.500%, 12/01/22 (m)	1,745
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	828

			10,025

		Gas Utilities — 0.9%
	3,495	DCP Midstream LLC, 5.350%, 03/15/20 (e) (m)	3,870
		Enterprise Products Operating LLC,
	500	5.200%, 09/01/20 (m)	596
	965	5.700%, 02/15/42 (m)	1,114
	1,960	6.300%, 09/15/17 (m)	2,389
	2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	2,591

			10,560

		Independent Power Producers & Energy Traders — 0.3%
	1,458	Calpine Corp., 7.875%, 07/31/20 (e) (m)	1,619
	1,800	NRG Energy, Inc., 7.625%, 01/15/18	1,989

			3,608

		Multi-Utilities — 0.9%
	3,215	AES Corp., 8.000%, 10/15/17 (m)	3,689
	3,300	CMS Energy Corp., 5.050%, 03/15/22 (m)	3,664
	2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,376

			9,729

		Total Utilities	33,922

		Total Corporate Bonds (Cost $759,136)	785,180

	Foreign Government Securities — 3.6%
GBP	10,600	United Kingdom Gilt, (United Kingdom), 4.250%, 12/07/40 (m)	21,023
MXN	240,000	United Mexican States, (Mexico), 9.500%, 12/18/14 (m)	20,211

		Total Foreign Government Securities (Cost $41,218)	41,234

	Mortgage Pass-Through Security — 9.8%
	105,000	Government National Mortgage Association, 30 Year, Single Family TBA, 3.000%, 12/15/42 (Cost $111,610)	112,038

	Municipal Bond — 0.0% (g) (t)
		New Jersey — 0.0% (g)
	145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m) (Cost $145)	179

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.6%
	Financials — 0.6%
	Capital Markets — 0.4%
101	Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) @ (m)	2,540
92	Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($25 par value) @ (m)	2,272

		4,812

	Consumer Finance — 0.2%
62	Discover Financial Services, 6.500%, 12/01/17 ($25 par value) @ (m)	1,571

	Total Preferred Stocks (Cost $6,385)	6,383

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 0.4%
3,730	U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42 (m) (Cost $4,117)	4,275

SHARES
Short-Term Investments— 13.4%
	Investment Company — 13.2%
150,538	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $150,538)	150,538

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
2,210	0.107%, 01/17/13 (k) (m) (n)	2,210
23	0.141%, 03/21/13 (k) (m) (n)	23

	Total U.S. Treasury Obligations (Cost $2,233)	2,233

	Total Short-Term Investments (Cost $152,771)	152,771

	Total Investments — 109.1% (Cost $1,212,068)	1,243,997
	Liabilities in Excess of Other Assets — (9.1)%	(104,004)

	NET ASSETS — 100.0%	$1,139,993

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
987	10 Year Commonwealth Treasury Bond	12/17/12	128,721	381
379	10 Year U.S. Treasury Note	03/19/13	50,650	191
605	Long Gilt	03/26/13	115,686	804
569	2 Year U.S. Treasury Note	03/28/13	125,438	25
	Short Futures Outstanding
(674)	Euro Bund	12/06/12	(125,166)	(502)
(1,079)	10 Year U.S. Treasury Note	03/19/13	(144,198)	(452)
(4)	30 Year U.S. Treasury Bond	03/19/13	(600)	(2)
(166)	Ultra U.S. Treasury Bond	03/19/13	(27,546)	(29)

				416

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,000,000	AUD	Credit Suisse International	01/16/13	4,125	4,160	35
1,260,500	AUD	Royal Bank of Scotland	01/16/13	1,299	1,311	12
1,191,197	AUD	Union Bank of Switzerland AG	01/16/13	1,236	1,239	3

70,804,369,640	IDR††	State Street Bank & Trust	01/16/13	7,307	7,343	36

562,219,900	INR††	Westpac Banking Corp.	01/16/13	10,339	10,252	(87)

22,463,090	MYR††	State Street Bank & Trust	01/16/13	7,342	7,366	24

303,200,200	PHP††	Citibank, N.A.	01/16/13	7,374	7,423	49

317,451,300	RUB††	Credit Suisse International	01/16/13	9,961	10,211	250

18,364,750	TRY	Westpac Banking Corp.	01/16/13	10,142	10,222	80

94,124,480	ZAR	Credit Suisse International	01/16/13	10,721	10,517	(204)

				69,846	70,044	198

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,696,729	AUD	State Street Corp.	01/16/13	5,876	5,925	(49)
1,162,292	AUD	Westpac Banking Corp.	01/16/13	1,200	1,209	(9)

79,140,357	EUR	Standard Chartered Bank.	01/16/13	102,954	102,974	(20)

690,000	GBP	Barclays Bank plc	01/16/13	1,104	1,105	(1)
721,324	GBP	Citibank, N.A.	01/16/13	1,151	1,155	(4)
2,920,465	GBP	Credit Suisse International	01/16/13	4,700	4,679	21
3,174,246	GBP	Morgan Stanley	01/16/13	5,076	5,086	(10)
17,936,105	GBP	Standard Chartered Bank.	01/16/13	28,889	28,734	155

165,358,860	INR††	State Street Bank & Trust	01/16/13	3,038	3,015	23

266,246,106	MXN	Citibank, N.A.	01/16/13	20,009	20,500	(491)

85,952,760	RUB††	State Street Bank & Trust	01/16/13	2,712	2,764	(52)

5,157,297	TRY	Societe Generale	01/16/13	2,856	2,870	(14)

94,124,480	ZAR	Citibank, N.A.	01/16/13	10,737	10,518	219

				190,302	190,534	(232)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.667%	4,000	(485)	455
Credit Suisse International:
J.C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	09/20/14	6.904	975	21	52
J.C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	09/20/14	6.904	980	21	44
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	8.009	1,000	110	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	2.526	2,825	198	(215)

					(135)	195

Credit Default Swaps—Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.19-V1	5.000% quarterly	12/20/17	5.005%	53,000	520	(541)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
EDA	—	Economic Development Authority
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
TBA	—	To Be Announced
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2012.
††	—	Non-deliverable forward foreign currency exchange contract. See Note 1.(b).
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown as per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,753
Aggregate gross unrealized depreciation	(4,824)

Net unrealized appreciation/depreciation	$31,929

Federal income tax cost of investments	$1,212,068

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Financials	$6,383	$—	$—		$6,383

Debt Securities
Asset-Backed Securities	—	67,930	—		67,930
Collateralized Mortgage Obligations
Agency CMO	—	4,065	—		4,065
Non-Agency CMO	—	39,198	—		39,198

Total Collateralized Mortgage Obligations	—	43,263	—		43,263

Commercial Mortgage-Backed Securities	—	30,744	—		30,744
Corporate Bonds
Consumer Discretionary	—	140,390	—		140,390
Consumer Staples	—	52,045	—		52,045
Energy	—	68,467	—		68,467
Financials	—	231,805	—		231,805
Health Care	—	88,835	—		88,835
Industrials	—	45,076	3,421		48,497
Information Technology	—	47,397	—		47,397
Materials	—	32,238	—		32,238
Telecommunication Services	—	41,584	—		41,584
Utilities	—	33,922	—		33,922

Total Corporate Bonds	—	781,759	3,421		785,180

Foreign Government Securities	—	41,234	—		41,234
Mortgage Pass-Through Securities	—	112,038	—		112,038
Municipal Bonds	—	179	—		179
U.S. Treasury Obligations	—	4,275	—		4,275
Short-Term Investment
Investment Company	150,538	—	—		150,538
U.S. Treasury Obligations	—	2,233	—		2,233

Total Investments in Securities	$156,921	$1,083,655	$3,421	*	$1,243,997

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$907	$—		$907
Futures Contracts	1,401	—	—		1,401
Credit Default Swaps	—	138	—		138

Total Appreciation in Other Financial Instruments	$1,401	$1,045	$—		$2,446

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(941)	$—		$(941)
Futures Contracts	(985)	—	—		(985)
Credit Default Swaps	—	(99)	—		(99)

Total Depreciation in Other Financial Instruments	$(985)	$(1,040)	$—		$(2,025)

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $3,421,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Corporate Bonds - Financials	$114	$11	$14	$— (a)	$—	$(139)	$—	$—	$—
Corporate Bonds - Industrials	—	—	135	(2)	2,065	(52)	1,275	—	3,421

Total	$114	$11	$149	$(2)	$2,065	$(191)	$1,275	$—	$3,421

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $135,000.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 2.9%
	New York — 2.9%
3,900	Long Island Power Authority, Electric Systems, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.210%, 12/03/12	3,900
	New York City,
6,200	Series A-3, GO, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.190%, 12/03/12	6,200
800	Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.180%, 12/03/12	800
550	Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 12/03/12	550
4,100	Subseries L-3, GO, VRDO, 0.180%, 12/03/12	4,100
7,425	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.170%, 12/03/12	7,425
6,150	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series CC-1, Rev., VRDO, 0.170%, 12/03/12	6,150
700	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.180%, 12/03/12	700
1,885	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/03/12	1,885
1,400	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.170%, 12/03/12	1,400
5,100	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/03/12	5,100

	Total Daily Demand Notes (Cost $38,210)	38,210

Municipal Bonds — 7.8%
	New York — 7.8%
10,250	Afton Central School District, Refunding, GO, BAN, 1.000%, 06/28/13 (m)	10,270
4,860	City of Auburn, Cayuga County, Series A, GO, BAN, 1.500%, 05/31/13	4,878
2,500	Depew New York, BAN, 1.250%, 08/29/13	2,512
7,598	Geneva City, GO, BAN, 1.500%, 02/07/13	7,609
5,469	Malone Central School District, Series A, GO, BAN, 1.500%, 12/28/12	5,471
9,331	Mexico Central School District, GO, 1.500%, 07/19/13	9,381
4,078	Newstead New York, GO, 1.500%, 07/24/13	4,100
2,212	Ontario New York, GO, BAN, 0.700%, 02/25/13	2,213
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, 0.220%, 12/07/12	9,505
4,089	Rome New York, BAN, 0.800%, 02/15/13	4,090
	Schenectady City School District,
9,501	GO, BAN, 1.000%, 07/05/13	9,520
5,000	GO, RAN, 2.000%, 01/18/13	5,006
13,325	Series A, GO, BAN, 1.500%, 05/24/13	13,371
3,246	Town of LaGrange, Dutchess County, Series B, GO, BAN, 1.500%, 03/29/13	3,255
10,800	Town of Vestal, Broome County, GO, BAN, 1.500%, 05/17/13	10,842

	Total Municipal Bonds (Cost $102,023)	102,023

Semi-Annual Demand Note — 0.3%
	New York — 0.3%
3,900	Wells Fargo Stage Trust, Floater Certificates, Series 2009-3C, Rev., VRDO, 0.270%, 05/09/13 (e) (Cost $3,900)	3,900

Weekly Demand Notes — 82.0%
	New York — 82.0%
3,000	Albany Industrial Development Agency, Civic Facility Revenue, Series A, Rev., VRDO, 0.180%, 12/07/12	3,000
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.260%, 12/07/12	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.250%, 12/07/12	8,955
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.220%, 12/07/12	2,475

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.200%, 12/07/12 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.200%, 12/07/12 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.200%, 12/07/12 (e)	7,770
9,865	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.230%, 12/07/12 (e)	9,865
6,430	Series DB-1036X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.230%, 12/07/12 (e)	6,430
16,295	Series DB-1091, Rev., VRDO, 0.190%, 12/07/12 (e)	16,295
21,725	Series DBE-1029X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.230%, 12/07/12 (e)	21,725
11,980	Series DBE-1090X, Rev., VRDO, 0.190%, 12/07/12 (e)	11,980
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.160%, 12/07/12	225
2,400	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.160%, 12/07/12	2,400
8,550	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.160%, 12/07/12	8,550
6,035	Erie County Industrial Development Agency (The), Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.200%, 12/07/12	6,035
1,530	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.230%, 12/07/12	1,530
21,200	Metropolitan Transportation Authority, Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.150%, 12/07/12	21,200
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	11,250
12,700	Series 3062X, Rev., VRDO, 0.160%, 12/07/12 (e)	12,700
8,000	Series A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.160%, 12/07/12	8,000
10,230	Series B2, Subseries B-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	10,230
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	2,000
3,500	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.220%, 12/07/12	3,500
20,550	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.160%, 12/07/12	20,550
7,250	Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.140%, 12/07/12	7,250
11,910	Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 12/07/12	11,910
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.220%, 12/07/12	3,550
16,500	Subseries F-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.170%, 12/07/12	16,500
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/07/12	1,225
16,660	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	16,660
	New York City Housing Development Corp., Multi-Family Housing,
4,035	Series A, Rev., VRDO, 0.170%, 12/07/12	4,035
7,260	Series ROCS RR II R-11699, Rev., VRDO, 0.220%, 12/07/12 (e)	7,260
6,970	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	6,970
26,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 12/07/12	26,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
4,050	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Non AMT, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	4,050
10,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	10,000
6,665	New York City Housing Development Corp., Multi-Family Housing, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.320%, 12/07/12	6,665
2,675	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	2,675
3,470	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 12/07/12	3,470
1,590	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/12	1,590
10,000	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	10,000
13,500	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.220%, 12/07/12	13,500
3,800	New York City Industrial Development Agency, Korean Air Lines Co., Ltd. Project, Series C, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 12/07/12	3,800
36,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.180%, 12/07/12	36,600
3,900	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.180%, 12/07/12	3,900
5,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-3, Rev., VRDO, 0.140%, 12/07/12	5,000
7,340	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LOC: LLoyds TSB Bank plc, 0.150%, 12/07/12	7,340
44,700	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LIQ: Landesbank Baden- Wuerttemberg, 0.170%, 12/07/12	44,700
5,235	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LOC: Bayerische Landesbank, 0.180%, 12/07/12	5,235
840	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, 0.130%, 12/07/12	840
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	10,000
31,170	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	31,170
16,015	Series 41TP, Rev., VRDO, 0.180%, 12/07/12	16,015
5,425	Series DBE-1060X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.210%, 12/07/12 (e)	5,425
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.220%, 12/07/12	7,500
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.190%, 12/07/12	17,700
12,000	Series 129, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.160%, 12/07/12	12,000
12,100	Series 153, Rev., VRDO, AMT, 0.190%, 12/07/12	12,100
	New York State Dormitory Authority,
2,900	Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.180%, 12/07/12	9,240

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 12/07/12	15,830
10,815	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.150%, 12/07/12	10,815
35,225	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.150%, 12/07/12	35,225
	New York State Dormitory Authority, Fordham University,
9,500	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	9,500
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	6,955
2,800	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.150%, 12/07/12	2,800
3,050	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 12/07/12	3,050
	New York State Dormitory Authority, St. Johns University,
1,785	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	1,785
6,500	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/12	6,500
17,370	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: M&T Bank, 0.210%, 12/07/12	17,370
10,000	New York State Energy Research & Development Authority, Consolidated Edison Co, Subseries C-2, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.160%, 12/07/12	10,000
16,100	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	16,100
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	1,150
13,770	New York State Housing Finance Agency, 160 West 62nd Street Housing, Series 2011 A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	13,770
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, LOC: FNMA, 0.160%, 12/07/12	2,000
4,050	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/07/12	4,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 12/07/12	400
5,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, AMT, 0.170%, 12/07/12	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/12	6,900
5,300	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/12	5,300
1,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	1,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	4,085
22,000	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/07/12	22,000
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	15,750
4,755	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/12	4,755
7,300	New York State Housing Finance Agency, Related West 29th Street Housing, Series 2012 A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	7,300
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LOC: Bayerische Landesbank, 0.170%, 12/07/12	3,400

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
37,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/12	37,210
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, FHLMC, 0.170%, 12/07/12	1,500
5,000	Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/12	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	6,700
6,700	New York State Housing Finance Agency, West Haverstraw, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	6,700
1,600	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	1,600
	New York State Thruway Authority,
6,780	Series 1427, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	6,780
9,000	Series 3134X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12 (e)	9,000
4,800	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, 0.180%, 12/07/12 (e)	4,800
	New York State Urban Development Corp.,
12,760	Rev., VRDO, FGIC-TCRS, LIQ: Societe Generale, 0.190%, 12/07/12	12,760
19,500	Rev., VRDO, FGIC-TCRS, LIQ: Societe Generale, 0.190%, 12/07/12	19,500
2,990	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/12	2,990
	Puttable Floating Option Tax-Exempt Receipts,
17,655	Series PT-4623, Rev., VRDO, LIQ: PB Capital Corp., 0.210%, 12/07/12	17,655
2,545	Series PT-4725, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	2,545
2,100	Ramapo State Housing Authority, Spring VY Homes Project, Series A, Rev., VRDO, 0.170%, 12/07/12	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/12	5,000
	Triborough Bridge & Tunnel Authority,
7,060	Subseries B-3, Rev., VRDO, 0.200%, 12/07/12	7,060
57,875	Subseries CD, Rev., VRDO, AGM, 0.210%, 12/07/12	57,875
15,990	Triborough Bridge & Tunnel Authority, MERLOTS, Series B 13, Rev., VRDO, NATL-RE, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	15,990
10,400	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	10,400
	Wells Fargo Stage Trust, Floater Certificates,
7,530	Series 12-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	7,530
2,500	Series 39C, GO, VRDO, 0.190%, 12/07/12 (e)	2,500

	Total Weekly Demand Notes (Cost $1,077,435)	1,077,435

SHARES
Variable Rate Demand Preferred Shares — 6.9%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.380%, 12/07/12 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, 0.260%, 12/07/12 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank A.G., 0.270%, 12/07/12 # (e)	20,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Variable Rate Demand Preferred Shares — Continued
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 99.9% (Cost $1,312,568) *	1,312,568
	Other Assets in Excess of Liabilities — 0.1%	769

	NET ASSETS — 100.0%	$1,313,337

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TCRS	—	Transferable Custodial Receipts
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,312,568	$—	$1,312,568

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — 98.7% (t)
	District of Columbia — 0.2%
	Certificate of Participation/Lease— 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,671

	Florida — 0.1%
	Water & Sewer — 0.1%
960	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	1,019

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	904

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,751

	Massachusetts — 0.8%
	Prerefunded — 0.8%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,371

	New Jersey — 0.8%
	Other Revenue — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	991
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,247
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,763

	Total New Jersey	6,001

	New York — 94.4%
	Certificate of Participation/Lease — 5.4%
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,263
	New York State Dormitory Authority, City University System, CONS,
975	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	1,006
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,745
1,175	Series B, Rev., COP, 6.000%, 07/01/14	1,229
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,224
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,545
620	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	738
	New York State Dormitory Authority, State University Educational Facilities,
1,445	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	1,479
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,383
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,282
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,834
2,080	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	2,130
810	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	829
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,396
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,562
7,000	Series C, Rev., COP, 5.000%, 01/01/25	8,163
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,061

		38,869

	Education — 6.4%
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,354
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,929
155	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	163
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 12/14/12 (p)	115

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education –– Continued
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,829
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,067
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	541
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,817
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,287
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,339
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,866
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	2,125
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	3,127
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	8,631
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,135
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,132
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,182
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,172

		45,811

	General Obligation — 20.0%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,900
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,703
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,178
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,845
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	816
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
605	Clarkstown Central School District, GO, AGM, 5.000%, 04/15/13	616
20	Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	21
	East Greenbush Central School District,
1,500	GO, 4.000%, 09/15/15	1,632
1,500	GO, 4.000%, 09/15/17	1,699
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,411
1,000	GO, 4.000%, 04/15/15	1,076
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,207
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,240
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,238
	Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,075
565	Series B, GO, 5.000%, 12/15/19	697
460	Series B, GO, 5.000%, 12/15/20	574
765	Series B, GO, 5.000%, 12/15/22	972
500	Series B, GO, 5.000%, 12/15/23	626
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,519
1,000	Hempstead Town New York Public Improvement, GO, 4.000%, 08/15/21	1,193
1,350	Mineola, GO, 5.000%, 08/15/23	1,625
	Monroe County, Public Improvement,
1,050	Series A, GO, 6.000%, 03/01/13	1,063
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	367
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,187
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	296
	Nassau County,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,864

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,192
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,151
2,000	Series F, GO, 5.000%, 10/01/20	2,420
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	5,063
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,243
	New York City,
7,600	Series A-1, GO, 5.000%, 08/01/28	9,338
3,000	Series A-1, GO, 5.250%, 08/15/23	3,681
2,000	Series C, GO, 5.000%, 08/01/19	2,490
3,000	Series C, GO, 5.000%, 01/01/20	3,487
5,000	Series D, GO, 5.000%, 02/01/17	5,856
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,435
2,500	Series G, GO, 5.000%, 12/01/19	2,727
3,000	Series G, GO, 5.000%, 08/01/20	3,392
3,000	Series H, GO, 5.000%, 08/01/16	3,231
2,000	Series H-1, GO, 5.125%, 03/01/24	2,425
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,148
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,793
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,665
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,436
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,960
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,210
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,583
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,790
105	New York City, Unrefunded Balance, Series J, GO, NATL-RE, 5.250%, 05/15/18	112
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	478
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,641
785	Series A, GO, 5.250%, 05/15/16 (p)	862
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	906
1,230	Rye New York City School District, GO, 5.000%, 08/15/20	1,583
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	6,027
6,260	Series C, GO, 5.000%, 04/15/16	6,953
4,000	Series C, GO, 5.000%, 04/15/17	4,417
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,223
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,557
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,220
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,163

		143,704

	Hospital — 2.4%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,522
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,629
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,331
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	474
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,862
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,534

		17,352

	Housing — 0.5%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,192
910	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	969

		3,161

	Industrial Development Revenue/Pollution Control Revenue — 2.2%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	5,056
	New York City Transitional Finance Authority, Future Tax,
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,202
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,708

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue –– Continued
155	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance, Series B, Rev., 5.200%, 05/15/14	160
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,075
1,000	Series C, Rev., 4.000%, 12/15/15	1,108
2,400	Series C, Rev., 4.000%, 12/15/16	2,725
1,100	Series C, Rev., 5.000%, 12/15/15	1,251
1,350	Series C, Rev., 5.000%, 12/15/16	1,587

		15,872

	Other Revenue — 13.0%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,561
2,000	Erie County Industrial Development Agency, School Facilities, Series A, Rev., 5.000%, 05/01/23	2,501
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,675
750	Series A, Rev., AGM, 5.000%, 11/15/19	765
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series HH, Rev., 5.000%, 06/15/26	8,192
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second Resolution, Series EE, Rev., 5.000%, 06/15/28	4,979
	New York City Transitional Finance Authority Future, Tax Secured Revenue,
1,000	Sub Series D-1, Rev., 5.000%, 11/01/26	1,261
1,000	Sub Series D-1, Rev., 5.000%, 11/01/27	1,253
	New York City Transitional Finance Authority, Future Tax Secured,
2,550	Series B, Rev., 5.000%, 11/01/20	3,011
2,500	Series B, Rev., 5.000%, 02/01/27	3,084
215	Series D, Rev., 5.000%, 11/01/15 (p)	243
1,785	Series D, Rev., 5.000%, 11/01/15	2,021
2,000	Series D, Rev., 5.000%, 11/01/16	2,338
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	2,051
1,000	New York City, Museum Modern Art, Series A, Rev., 5.000%, 04/01/23 (w)	1,288
1,000	New York Municipal Bond Bank Agency, Special School Purpose, Series A, Rev., 5.000%, 12/01/21	1,276
1,000	New York Power Authority (The), Series A, Rev., 5.000%, 11/15/21	1,305
1,000	New York State Dormitory Authority, 3rd General Resolution, Rev., 5.000%, 05/15/27	1,252
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	6,716
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	4,094
	New York State Dormitory Authority, Mount Sinai Hospital,
2,225	Series A, Rev., 5.000%, 07/01/17	2,575
2,000	Series A, Rev., 5.000%, 07/01/26	2,301
2,550	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series C, Rev., 5.000%, 10/15/27	3,109
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,498
780	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/20	983
2,000	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/28	2,439
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,349
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,824
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,464
1,395	Series A, Rev., 5.000%, 06/01/15	1,559
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,357
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,121
1,285	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,293
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,380

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,000	Series A, Rev., 5.000%, 07/01/23	1,178

		93,296

	Prerefunded — 2.8%
235	Clarkstown Central School District, GO, AGM, 5.250%, 04/15/14 (p)	251
1,875	Long Island Power Authority, Electric Systems, Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,974
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,179
4,895	New York City, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	5,243
450	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 05/01/17 (p)	536
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
100	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 4.750%, 01/01/16 (p)	113

		20,302

	Special Tax — 14.0%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,238
1,000	Series A, Rev., 5.000%, 11/15/21	1,225
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,461
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,776
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,787
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,870
1,170	Series A, Rev., 5.250%, 11/01/19	1,491
1,000	Series B, Rev., 5.000%, 11/01/18	1,186
3,250	Series D, Rev., 5.000%, 11/01/25	3,979
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,992
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	50
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,338
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,319
1,320	Series E, Rev., AGM-CR, 6.000%, 04/01/14	1,389
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,547
2,500	Series A, Rev., 5.000%, 04/01/20	3,016
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,968
3,455	Series B, Rev., 5.250%, 02/15/21	4,319
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,476
3,100	Series C, Rev., 5.000%, 03/15/24	3,699
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	6,164
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	2,029
1,000	Series A, Rev., 5.000%, 12/15/22	1,220
1,000	Series A, Rev., 5.250%, 12/15/17	1,221
2,000	Series A, Rev., 5.250%, 12/15/18	2,506
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	580
1,295	Series A, Rev., 5.000%, 03/15/25	1,582
2,890	Series A, Rev., 5.000%, 03/15/26	3,518
2,705	Series A, Rev., 5.000%, 03/15/27	3,282
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,588
2,455	Series A, Rev., 5.000%, 03/15/22	2,937
3,700	Series A, Rev., 5.250%, 03/15/19	4,659
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	6,074
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,965
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,913

		100,364

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 20.6%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008 C, Rev., 6.250%, 11/15/23	2,573
1,000	Series A, Rev., 5.100%, 11/15/23	1,201
1,000	Series A, Rev., 5.125%, 11/15/24	1,198
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,213
1,000	Series B, Rev., 5.250%, 11/15/22	1,243
2,000	Series B, Rev., 5.250%, 11/15/24	2,468
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,862
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,832
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,125
	New York State Thruway Authority,
5,000	Series A, Rev., 5.000%, 03/15/17	5,907
1,550	Series A, Rev., 5.000%, 03/15/20	1,919
6,000	Series A, Rev., 5.000%, 04/01/26	7,190
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,539
8,695	Series B, Rev., 5.000%, 04/01/22	10,584
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,353
2,000	Rev., 5.000%, 04/01/19	2,472
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,924
1,500	Series A, Rev., 5.000%, 04/01/22	1,801
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,858
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,107
2,500	Series B, Rev., 5.000%, 04/01/22	2,956
5,000	Series B, Rev., 5.000%, 04/01/24	5,797
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,529
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,248
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,651
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,394
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,549
755	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	790
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,416
1,500	149th Series, Rev., 5.000%, 11/15/18	1,793
4,000	151st Series, Rev., 5.250%, 09/15/23	4,665
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,729
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/17 (p)	7,673
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,827
2,650	Series C, Rev., 5.000%, 11/15/21	3,236
3,800	Series C, Rev., 5.000%, 11/15/23	4,629
5,000	Series D, Rev., 5.000%, 11/15/23	5,850

		148,101

	Utility — 2.6%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,815
2,000	Series B, Rev., 5.625%, 04/01/24	2,483
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,142
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,790
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,154
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,219
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,994

		18,597

	Water & Sewer — 4.5%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	930
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	749
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,603
1,500	Series B, Rev., 5.000%, 06/15/18	1,608
7,355	Series B, Rev., 5.000%, 06/15/19	7,885

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation, Series FF, Rev., 5.000%, 06/15/25	1,243
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	6,107
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,090
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,858
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,208

		32,281

	Total New York	677,710

	Ohio — 0.1%
	Housing — 0.1%
755	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	806

	Puerto Rico — 0.6%
	General Obligation — 0.0% (g)
210	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.500%, 07/01/18	234

	Other Revenue — 0.5%
	Puerto Rico Highway & Transportation Authority,
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,425
1,050	Series Z, Rev., AGM, 6.250%, 07/01/16	1,192
55	Series Z, Rev., AGM, 6.250%, 07/01/16 (p)	67
80	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	90

		3,774

	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	487

	Total Puerto Rico	4,495

	Texas — 0.7%
	General Obligation — 0.7%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,679
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,945

	Total Texas	4,624

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
3,295	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	3,307

	Wisconsin — 0.2%
	Education — 0.2%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,299

	Total Municipal Bonds (Cost $630,383)	708,958

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
1,234	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $1,234)	1,234

	Total Investments — 98.9% (Cost $631,617)	710,192
	Other Assets in Excess of Liabilities — 1.1%	7,965

	NET ASSETS — 100.0%	$718,157

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,575
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$78,575

Federal income tax cost of investments	$631,617

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,671	$—	$1,671

Florida
Water & Sewer	—	—	1,019	1,019

Hawaii
Water & Sewer	—	904	—	904

Louisiana
General Obligation	—	1,751	—	1,751

Massachusetts
Prerefunded	—	5,371	—	5,371

New Jersey
Other Revenue	—	6,001	—	6,001

New York
Certificate of Participation/Lease	—	38,869	—	38,869
Education	—	45,811	—	45,811
General Obligation	—	143,704	—	143,704
Hospital	—	17,352	—	17,352
Housing	—	3,161	—	3,161
Industrial Development Revenue/Pollution Control Revenue	—	15,872	—	15,872
Other Revenue	—	93,296	—	93,296
Prerefunded	—	20,302	—	20,302
Special Tax	—	100,364	—	100,364
Transportation	—	148,101	—	148,101
Utility	—	18,597	—	18,597
Water & Sewer	—	32,281	—	32,281

Total New York	—	677,710	—	677,710

Ohio
Housing	—	806	—	806

Puerto Rico
General Obligation	—	234	—	234
Other Revenue	—	3,774	—	3,774
Utility	—	487	—	487

Total Puerto Rico	—	4,495	—	4,495

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	$—	$4,624	$—	$4,624

Virgin Islands
Other Revenue	—	3,307	—	3,307

Wisconsin
Education	—	—	1,299	1,299

Total Municipal Bonds	—	706,640	2,318	708,958

Short-Term Investment
Investment Company	1,234	—	—	1,234

Total Investments in Securities	$1,234	$706,640	$2,318	$710,192

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Florida - Water & Sewer	$1,048	$—	(a)	$(16)	$(8)	$—	$(5)	$—	$—	$1,019
New York - Education	2,224	—		(31)	4	—	(2,197)	—	—	—
Wisconsin - Education	1,297	—		2	—	—	—	—	—	1,299

	$4,569	$—	(a)	$(45)	$(4)	$—	$(2,202)	$—	$—	$2,318

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(14,000).

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 35.4%
	ABN Amro Bank N.V.,
515,000	0.263%, 12/20/12	515,001
527,000	0.325%, 02/15/13	527,005
	Banco Del Estado De Chile,
75,000	0.309%, 12/09/12	75,000
249,200	0.380%, 12/05/12	249,200
	Bank of Montreal,
262,000	0.200%, 12/06/12	262,000
263,000	0.200%, 12/12/12	263,000
454,000	0.210%, 12/20/12	454,000
	Bank of Nova Scotia,
450,000	0.258%, 12/21/12	450,000
822,000	0.289%, 12/17/12	822,000
789,900	0.298%, 12/26/12	789,900
520,000	0.312%, 12/03/12	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
90,000	0.350%, 05/01/13	90,000
315,000	0.410%, 03/21/13	315,000
106,000	0.410%, 03/27/13	106,000
263,000	0.420%, 03/20/13	263,000
50,000	0.470%, 03/08/13	50,000
100,000	0.480%, 02/28/13	100,000
344,000	0.490%, 03/04/13	344,000
136,000	0.500%, 02/22/13	136,000
300,000	0.520%, 02/04/13 (n)	299,719
142,000	0.520%, 01/23/13	142,000
210,000	0.520%, 01/28/13	210,000
239,000	0.527%, 02/05/13 (n)	238,773
250,000	0.530%, 01/25/13	250,000
395,000	0.530%, 01/28/13	395,000
	Barclays Bank plc,
469,000	0.250%, 02/08/13	469,000
1,222,000	0.250%, 02/15/13	1,222,000
486,000	BQE Federal Credit, 0.285%, 01/03/13	486,000
387,000	Branch Banking & Trust Co., 0.200%, 02/04/13	387,000
	Credit Suisse,
385,000	0.250%, 02/04/13	385,000
812,000	0.268%, 12/26/12	812,000
885,000	Den Norske Bank, 0.250%, 02/26/13 (n)	884,466
	Deutsche Bank AG,
519,000	0.250%, 02/28/13	519,000
830,000	0.252%, 01/19/13	830,000
836,000	0.789%, 12/15/12	836,000
	DNB Bank ASA,
672,400	0.245%, 02/19/13	672,393
252,000	0.245%, 02/21/13	251,997
560,000	0.250%, 03/01/13	560,000
	DZ Bank AG,
343,000	0.250%, 01/25/13	343,000
104,000	0.270%, 03/19/13 (n)	103,916
436,000	0.270%, 03/21/13 (n)	435,640
126,000	0.340%, 01/28/13 (n)	125,931
	HSBC Bank plc,
247,000	0.300%, 03/07/13	247,000
253,000	0.300%, 04/12/13	253,000
	ING Bank N.V.,
520,000	0.250%, 01/11/13	520,000
527,000	0.250%, 01/14/13	527,000
263,000	Landesbank Hessen-Thueringen Girozentrale, 0.200%, 12/13/12	263,000
	Mitsubishi UFJ Trust & Banking Corp.,
271,000	0.350%, 05/16/13	271,000
145,000	0.350%, 05/20/13	145,000
243,000	0.405%, 04/12/13 (n)	242,640
100,000	0.410%, 04/04/13	100,000
161,000	0.425%, 04/02/13	161,000
158,000	0.520%, 02/20/13	158,000
	Mizuho Corporate Bank Ltd.,
257,000	0.250%, 02/04/13	257,000
264,000	0.250%, 02/27/13	264,000
441,000	0.260%, 01/04/13	441,000
216,000	0.260%, 01/09/13	216,000
300,000	0.260%, 01/11/13	300,000
244,000	0.290%, 02/04/13 (n)	243,872
162,000	0.300%, 02/08/13 (n)	161,907
90,000	0.320%, 01/18/13 (n)	89,962
	National Australia Bank Ltd.,
991,700	0.258%, 12/19/12	991,700
566,000	0.259%, 05/09/13	566,000
870,000	Natixis, 0.280%, 01/02/13	869,969
238,000	Nederlandse Waterschapsbank N.V., 0.240%, 12/07/12 (n)	237,990
393,000	Nordea Bank Finland plc, 0.300%, 05/15/13	393,000
	Norinchukin Bank Ltd.,
176,000	0.270%, 01/16/13	176,000
265,400	0.270%, 01/18/13	265,400
151,000	0.270%, 01/25/13	151,000
27,000	0.270%, 02/01/13	27,000
500,000	0.270%, 02/04/13	500,000
77,000	0.270%, 02/05/13	77,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
674,000	0.270%, 02/15/13	674,000
189,400	0.280%, 01/11/13	189,400
138,000	0.290%, 01/04/13	138,000
284,000	0.295%, 01/11/13 (n)	283,905
	Oversea-Chinese Banking Corp., Ltd.,
43,000	0.200%, 01/18/13	43,000
55,000	0.200%, 02/01/13	54,998
50,000	0.220%, 02/27/13	50,000
47,000	0.340%, 02/15/13	47,001
	Rabobank Nederland N.V.,
210,000	0.240%, 12/13/12 (n)	209,983
135,000	0.246%, 12/14/12 (n)	134,988
200,000	0.250%, 12/17/12 (n)	199,978
790,000	0.270%, 12/06/12	790,000
85,000	0.330%, 04/16/13	85,016
470,000	0.410%, 03/20/13	470,000
352,300	0.425%, 01/18/13	352,300
355,000	0.425%, 01/18/13	355,000
520,000	0.455%, 01/03/13	520,000
	Shizuoka Bank Ltd. (The),
40,000	0.300%, 01/04/13	40,000
25,000	0.300%, 01/11/13	25,000
75,000	0.300%, 01/15/13	75,000
30,000	0.300%, 01/16/13	30,000
13,400	0.300%, 02/28/13	13,400
1,001,000	Societe Generale, 0.280%, 01/02/13	1,001,000
	Sumitomo Mitsui Banking Corp.,
222,000	0.340%, 05/21/13	222,000
53,000	0.360%, 04/10/13	53,000
200,000	0.370%, 04/09/13	200,000
44,000	0.370%, 04/12/13	44,000
274,000	0.385%, 04/05/13	274,000
110,000	0.405%, 03/25/13	110,000
280,000	0.450%, 02/08/13	280,000
244,000	0.450%, 02/19/13	244,000
325,000	0.450%, 02/25/13	325,000
118,000	0.450%, 03/05/13	118,000
990,000	0.460%, 02/06/13	990,000
500,000	0.500%, 01/22/13	500,000
	Sumitomo Trust & Banking Co., Ltd.,
162,000	0.200%, 02/22/13 (n)	161,903
291,000	0.250%, 02/22/13 (n)	290,832
105,000	0.280%, 02/15/13 (n)	104,938
200,000	0.300%, 02/07/13 (n)	199,887
104,000	0.305%, 02/04/13 (n)	103,943
100,000	0.340%, 01/18/13	100,000
107,000	0.358%, 01/14/13 (n)	106,953
132,000	0.360%, 01/07/13	132,001
107,000	0.367%, 12/28/12 (n)	106,970
	Svenska Handelsbanken AB,
264,000	0.245%, 01/23/13	264,002
406,000	0.300%, 03/27/13	406,000
	Swedbank AB,
510,000	0.200%, 12/28/12	510,000
222,000	0.220%, 02/01/13	222,000
	Toronto Dominion Bank (The),
3,800	0.180%, 12/04/12	3,800
200,000	0.200%, 01/07/13	200,000
121,000	0.220%, 02/07/13	121,000

	Total Certificates of Deposit (Cost $38,482,579 )	38,482,579

Commercial Paper — 17.8% (n)
	Alpine Securitization Corp.,
49,810	0.190%, 12/18/12 (e)	49,806
100,000	0.230%, 01/10/13 (e)	99,974
34,000	0.230%, 01/11/13 (e)	33,991
90,000	Antalis U.S. Funding Corp., 0.330%, 12/03/12 (e)	89,998
	ANZ National International Ltd.,
100,000	0.220%, 01/28/13 (e) (m)	99,964
200,000	0.220%, 02/04/13 (e)	199,921
100,000	0.245%, 03/07/13 (e)	99,935
30,000	Atlantic Asset Securitization LLC, 0.280%, 01/03/13 (e)	29,992
	Atlantis One Funding Corp.,
155,000	0.391%, 04/09/13 (e)	154,783
61,780	0.411%, 04/01/13 (e)	61,695
282,000	0.411%, 04/03/13 (e)	281,605
372,000	0.612%, 01/04/13 (e)	371,786
95,000	0.613%, 01/11/13 (e)	94,934
244,000	Australia & New Zealand Banking Group Ltd., 0.250%, 12/07/12 (e)	243,990
	Barclays Bank plc,
175,000	0.340%, 02/19/13 (e)	174,868
104,800	0.380%, 12/11/12 (e)	104,789
66,000	Barclays U.S. Funding Corp., 0.250%, 02/08/13	65,968
	BNZ International Funding Ltd.,
73,000	0.225%, 12/12/12 (e)	72,995
24,500	0.230%, 02/13/13 (e)	24,488
59,700	0.230%, 02/21/13 (e)	59,669

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
	Cancara Asset Securitisation LLC,
170,000	0.200%, 12/03/12 (e)	169,998
100,000	0.220%, 01/02/13 (e)	99,980
45,000	0.220%, 01/03/13 (e)	44,991
	Commonwealth Bank of Australia,
289,500	0.259%, 12/02/12 (e)	289,500
94,750	0.230%, 01/22/13 (e)	94,719
14,700	0.230%, 01/23/13 (e)	14,695
202,900	0.262%, 12/07/12 (e)	202,900
125,000	0.263%, 12/29/12 (e)	125,000
183,300	0.263%, 12/10/12 (e)	183,300
152,000	0.298%, 12/10/12 (e)	151,998
466,000	Credit Agricole North America, Inc., 0.210%, 12/04/12	465,992
66,000	DBS Bank Ltd., 0.260%, 12/03/12 (e)	65,999
248,000	Deutsche Bank Financial LLC, 0.250%, 02/28/13	247,847
211,000	DNB Bank ASA, 0.240%, 02/07/13 (e)	210,904
	Erste Abwicklungsanstalt,
100,000	0.451%, 04/01/13 (e)	99,849
50,000	0.461%, 03/26/13 (e)	49,926
99,400	0.461%, 03/22/13 (e)	99,259
38,000	0.481%, 05/02/13 (e)	37,923
100,000	0.481%, 05/06/13 (e)	99,792
205,000	0.502%, 06/07/13 (e)	204,465
100,000	0.502%, 06/10/13 (e)	99,735
65,000	0.507%, 06/04/13 (e)	64,831
190,000	European Investment Bank, 0.220%, 12/17/12	189,981
	General Electric Capital Corp.,
141,000	0.290%, 03/11/13	140,886
250,000	0.290%, 03/12/13	249,797
115,000	0.290%, 03/18/13	114,901
145,000	0.331%, 02/05/13	144,912
100,000	0.331%, 02/11/13	99,934
	General Electric Co.,
222,834	0.170%, 12/04/12	222,831
305,000	0.190%, 12/13/12	304,981
	HSBC Bank plc,
166,750	0.300%, 04/01/13 (e)	166,582
262,000	0.478%, 02/08/13 (e)	262,000
260,000	0.497%, 02/04/13 (e)	260,000
	ING U.S. Funding LLC,
186,800	0.220%, 01/11/13	186,753
207,000	0.240%, 02/14/13	206,897
250,000	0.250%, 01/04/13	249,941
206,000	0.250%, 02/04/13	205,907
	Kells Funding LLC,
40,000	0.290%, 03/06/13	39,969
233,000	0.431%, 01/07/13	232,897
250,000	0.431%, 01/09/13	249,884
222,000	0.431%, 01/14/13	221,883
100,000	0.436%, 01/16/13	99,945
134,000	0.472%, 01/24/13 (e)	134,000
152,000	0.472%, 01/25/13 (e)	152,000
235,300	0.474%, 01/23/13 (e)	235,300
285,000	0.507%, 06/21/13	284,193
366,000	0.507%, 06/25/13	364,942
148,000	KFW, 0.220%, 12/13/12 (e)	147,989
	Liberty Street Funding LLC,
75,000	0.200%, 12/27/12 (e)	74,989
200,000	0.210%, 01/15/13 (e)	199,948
	Matchpoint Master Trust,
50,014	0.270%, 12/10/12 (e)	50,011
39,700	0.270%, 12/13/12 (e)	39,696
	MetLife Short Term Funding LLC,
23,500	0.290%, 05/07/13 (e)	23,470
53,000	0.290%, 05/13/13 (e)	52,930
69,000	0.290%, 05/28/13 (e)	68,901
100,000	0.331%, 04/15/13 (e)	99,876
62,849	0.341%, 04/09/13 (e)	62,773
86,800	0.341%, 04/10/13 (e)	86,694
96,000	Mitsubishi UFJ Trust & Banking Corp., 0.420%, 03/27/13 (e)	95,870
	Mizuho Funding LLC,
176,000	0.250%, 01/25/13 (e)	175,933
160,000	0.260%, 01/04/13 (e)	159,961
19,416	Mont Blanc Capital Corp., 0.330%, 01/07/13 (e)	19,409
320,000	Natixis U.S. Finance Co. LLC, 0.320%, 01/02/13	319,909
	Nordea North America, Inc.,
329,000	0.233%, 01/09/13	328,917
145,000	0.240%, 01/08/13	144,963
190,000	0.250%, 04/01/13	189,840
150,000	0.310%, 03/26/13	149,852
	Northern Pines Funding LLC,
175,700	0.360%, 12/17/12 (e)	175,672
110,000	0.360%, 01/04/13 (e)	109,963
	NRW.BANK,
565,000	0.215%, 12/04/12 (e)	564,990
100,000	0.240%, 01/11/13 (e)	99,973

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
712,000	0.249%, 12/03/12 (e)	711,990
20,000	Oversea-Chinese Banking Corp., Ltd.01/24/13	19,994
	Private Export Funding Corp.,
55,000	0.270%, 04/15/13 (e)	54,944
50,000	0.280%, 03/05/13 (e)	49,964
20,000	0.341%, 06/03/13 (e)	19,965
145,000	Rabobank USA Finance Corp., 0.270%, 12/07/12	144,993
	Regency Markets No. 1 LLC,
144,432	0.210%, 12/17/12 (e)	144,419
22,588	0.210%, 12/28/12 (e)	22,584
85,000	Scaldis Capital LLC, 0.250%, 12/13/12 (e)	84,993
220,000	Societe Generale North America, Inc., 0.280%, 01/02/13	219,945
23,000	Starbird Funding Corp., 0.380%, 01/17/13 (e)	22,989
	Sumitomo Mitsui Banking Corp.,
390,000	0.431%, 03/06/13 (e)	389,557
76,000	0.451%, 02/25/13 (e)	75,918
1,010,000	0.471%, 02/01/13 (e)	1,009,183
17,300	0.501%, 01/23/13 (e)	17,288
	Svenska Handelsbanken, Inc.,
551,000	0.290%, 04/04/13 (e)	550,450
27,000	0.300%, 04/02/13 (e)	26,972
	Thames Asset Global Securitization No 1, Inc.,
5,000	0.250%, 12/11/12 (e)	4,999
77,122	0.280%, 12/18/12 (e)	77,112
	Toyota Motor Credit Corp.,
145,000	0.270%, 04/01/13	144,868
100,000	0.270%, 04/22/13	99,894
150,000	0.270%, 04/25/13	149,837
179,300	0.270%, 04/24/13	179,106
55,000	0.280%, 02/25/13	54,963
79,711	UBS Finance Delaware LLC, 0.220%, 12/07/12	79,708
125,000	Versailles Commercial Paper LLC, 0.310%, 12/03/12 (e)	124,998
	Westpac Banking Corp.,
610,500	0.259%, 12/26/12 (e)	610,500
123,000	0.262%, 12/28/12	123,000
120,058	Westpac Securities NZ Ltd., 0.220%, 12/12/12 (e)	120,050
74,060	Working Capital Management Co., 0.230%, 01/18/13 (e)	74,037

	Total Commercial Paper (Cost $19,411,819 )	19,411,819

Corporate Notes — 1.3%
Financials — 1.3%
	Commercial Banks — 0.5%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.368%, 12/15/12 (e)	546,250
31,569	Wachovia Corp., 5.500%, 05/01/13	32,251

		578,501

	Insurance — 0.8%
	Metropolitan Life Global Funding I

337,000	0.520%, 01/08/13 (e)	337,000
525,650	0.604%, 12/10/12 (e)	525,650

		862,650

	Total Corporate Notes (Cost $1,441,151 )	1,441,151

Foreign Government Securities — 0.2%
	Export Development Canada
55,000	0.300%, 03/01/13 (e)	55,000
157,000	0.300%, 03/07/13 (e)	157,000

	Total Foreign Government Securities (Cost $212,000)	212,000

Repurchase Agreements — 12.9%
350,000	Barclays Capital, Inc., 0.180%, dated 11/30/12, due 12/04/12, repurchase price $350,007, collateralized by Federal Farm Credit Banks, 0.000% - 5.750%, due 04/21/14 - 01/18/24, Federal Home Loan Banks, 0.280% - 2.875%, due 08/09/13 - 06/12/15, Federal Home Loan Mortgage Corporation, 0.550%, due 02/27/15, and Federal National Mortgage Association, 0.500% - 1.250%, due 10/22/15 - 01/30/17 with a value of $357,004.	350,000
262,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $262,163, collateralized by Corporate Notes and Bonds, 0.000% - 7.300%, due 11/15/18 - 02/15/51, with a value of $275,100. (i)	262,000
100,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $100,062, collateralized by Corporate Notes and Bonds, 0.000% - 7.770%, due 09/01/31 - 02/15/51, with a value of $105,000. (i)	100,000
715,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $715,446, collateralized by Corporate Notes and Bonds, 0.000% - 10.756%, due 10/15/14 - 02/15/51, with a value of $750,750. (i)	715,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
600,000	BNP Paribas Securities Corp., 0.180%, dated 11/30/12, due 12/05/12, repurchase price $600,015, collateralized by U.S. Treasury Securities, 0.125% - 3.875%, due 04/15/16 - 04/15/29, with a value of $612,000.	600,000
300,000	Credit Suisse First Boston USA, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $300,006, collateralized by U.S. Treasury Securities, 3.625%, due 08/15/19, with a value of $306,006.	300,000
520,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/12/13, repurchase price $520,812, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, due 01/10/13 - 06/25/58, with a value of $546,001. (i)	520,000
435,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/22/13, repurchase price $435,771, collateralized by Corporate Notes and Bonds, 0.000% - 6.000%, due 02/25/32 - 06/25/50, with a value of $458,018. (i)	435,000
475,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/15/13, repurchase price $475,772, collateralized by Corporate Notes and Bonds, 0.000% - 7.527%, due 06/17/19 - 11/25/60, with a value of $499, 518. (i)	475,000
200,000	Credit Suisse First Boston USA, Inc., 0.830%, dated 11/30/12, due 12/14/12, repurchase price $200,065, collateralized by Corporate Notes and Bonds, 0.000% - 6.947%, due 10/22/21 - 06/25/58, and Federal Home Loan Mortgage Corporation, 3.274%, due 01/25/19 with a value of $211,945. (i)	200,000
200,000	Credit Suisse First Boston USA, Inc., 0.830%, dated 11/30/12, due 12/21/12, repurchase price $200,097, collateralized by Corporate Notes and Bonds, 0.000% - 4,600.000%, due 12/25/13 - 11/25/60, and Federal Home Loan Mortgage Corporation, 0.700% - 2.181%, due 06/25/20 - 07/25/48 with a value of $212,899. (i)	200,000
250,000	Credit Suisse First Boston USA, Inc., 0.830%, dated 11/30/12, due 12/11/12, repurchase price $250,063, collateralized by Corporate Notes and Bonds, 0.000% - 4,580.000%, due 12/12/16 - 11/25/60, Home Loan Mortgage Corporation, 1.383% - 3.413%, due 03/25/18 - 05/25/19, and Federal National Mortgage Association, 6.870%, due 04/25/39 with a value of $268,996. (i)	250,000
483,000	Deutsche Bank AG, 0.580%, dated 11/30/12, due 02/03/13, repurchase price $483, 506, collateralized by Corporate Notes and Bonds, 0.000% - 63.441%, due 12/15/12 - 12/31/99, Federal National Mortgage Association, 0.000% - 7.152%, due 05/17/36 - 02/17/40, and Municipal Debt Securities, 0.000% - 5.989%, due 06/15/13 - 06/15/35, with a value of $507,148. (i)	483,000
460,000	Deutsche Bank AG, 0.580%, dated 11/30/12, due 02/18/13, repurchase price $460,593, collateralized by Corporate Notes and Bonds, 0.000% - 9.125%, due 09/15/13 - 02/10/51, Municipal Debt Securities, 0.000% - 5.500%, due 06/15/13 - 08/01/22, with a value of $483,346. (i)	460,000
10,000	Federal Reserve Bank, 0.180%, dated 11/30/12, due 12/03/12, repurchase price $10,000, collateralized by U.S. Treasury Securities, 0.375%, due 04/15/15, with a value of $10,000.	10,000
400,000	HSBC Securities USA, Inc., 0.300%, dated 11/30/12, due 12/03/12, repurchase price $400,010, collateralized by Corporate Notes and Bonds, 0.356% - 0.682%, due 03/21/19 - 05/15/45, with a value of $412,003.	400,000
500,000	Merrill Lynch PFS, Inc., 0.190%, dated 11/30/12, due 12/03/12, repurchase price $500,008, collateralized by U.S. Treasury Securities, 0.250% - 2.625%, due 11/30/14 - 05/31/16, with a value of $510,000.	500,000
400,000	Merrill Lynch PFS, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $400,008, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 4.000%, due 10/01/26 - 10/01/42, and Federal National Mortgage Association, 3.500% - 4.500%, due 02/01/26 - 10/01/42 with a value of $408,000.	400,000
500,000	Merrill Lynch PFS, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.500%, due 02/01/41 - 07/01/42, Federal National Mortgage Association, 2.249% - 4.500%, due 04/01/32 - 12/01/42 with a value of $510,000.	500,000
500,000	Merrill Lynch PFS, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corporation, 2.658% - 4.000%, due 01/01/42 - 05/01/42, Federal National Mortgage Association, 0.000% - 4.500%, due 10/01/27 - 10/01/42 with a value of $511,534.	500,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
1,525,000	Merrill Lynch PFS, Inc., 0.680%, dated 11/30/12, due 12/03/12, repurchase price $1,525,086, collateralized by Corporate Notes and Bonds, 0.000% - 13.000%, due 12/04/12 - 12/31/99, Federal Home Loan Mortgage Corporation, 0.000% - 3.154%, due 02/25/18 - 08/25/44, and Municipal Debt Securities, 0.000% - 6.300%, due 03/01/13 - 07/15/32, with a value of $1,600,924.	1,525,000
499,200	Morgan Stanley & Co. LLC, 0.190%, dated 11/30/12, due 12/05/12, repurchase price $499,213, collateralized by Federal National Mortgage Association, 4.000% - 4.500%, due 09/01/40 - 05/01/42 with a value of $514,176.	499,200
500,000	Morgan Stanley & Co. LLC, 0.210%, dated 11/30/12, due 12/03/12, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.125% - 2.375%, due 01/15/16 - 01/15/25, with a value of $510,000.	500,000
600,000	Morgan Stanley & Co. LLC, 0.220%, dated 11/30/12, due 12/07/12, repurchase price $600,026, collateralized by Federal National Mortgage Association, 2.500% - 5.000%, due 01/01/27 - 11/01/42 with a value of $618,000.	600,000
750,000	RBS Securities, Inc., 0.170%, dated 11/30/12, due 12/05/12, repurchase price $750,018, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 02/15/13 - 11/15/42, with a value of $765,000.	750,000
1,000,000	RBS Securities, Inc., 0.480%, dated 11/30/12, due 12/03/12, repurchase price $1,000,040, collateralized by Corporate Notes and Bonds, 0.000% - 100.000%, due 12/06/12 - 04/15/49, Federal Home Loan Mortgage Corporation, 0.000% - 59.149%, due 09/15/16 - 06/15/42, Federal National Mortgage Association, 0.000% - 652.145%, due 12/25/20 - 04/25/44, and Government National Mortgage Association, 0.000% - 8.243%, due 03/16/29 - 04/16/54, with a value of $1,029,967.	1,000,000
470,000	Royal Bank of Scotland, 1.030%, dated 11/30/12, due 01/03/13, repurchase price $470,457, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 01/15/13 - 04/27/52, with a value of $506,544. (i)	470,000
1,000,000	UBS Securities LLC, 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 5.000%, due 04/01/24 - 10/01/42, and Federal National Mortgage Association, 2.500% - 6.000%, due 09/01/22 - 09/01/42 with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $14,004,200 )	14,004,200

Time Deposits — 16.8%
1,858,378	Bank of Nova Scotia, 0.180%, 12/03/12	1,858,378
1,559,575	Citibank N.A., 0.210%, 12/04/12	1,559,575
	Commerzbank AG,
380,000	0.210%, 12/03/12	380,000
1,209,575	0.250%, 12/04/12	1,209,575
470,000	Credit Agricole Corporate and Investment Bank, 0.210%, 12/04/12	470,000
300,000	Credit Agricole S.A., 0.200%, 12/03/12	300,000
	Credit Industriel Et Commercial,
600,000	0.180%, 12/03/12	600,000
582,000	0.210%, 12/04/12	582,000
349,575	DZ Bank AG, 0.180%, 12/03/12	349,575
	ING Bank N.V.,
1,220,000	0.180%, 12/03/12	1,220,000
735,000	0.200%, 12/05/12	735,000
	Lloyds TSB Bank plc,
1,000,000	0.180%, 12/03/12	1,000,000
1,479,575	0.200%, 12/04/12	1,479,575
700,000	Nordea Bank Finland plc, 0.180%, 12/03/12	700,000
434,181	Royal Bank of Canada, 0.180%, 12/03/12	434,181
1,662,575	Royal Bank of Scotland, 0.230%, 12/05/12	1,662,575
1,787,537	Skandinaviska Enskilda Banken AB, 0.180%, 12/03/12	1,787,537
2,000,000	Swedbank AB, 0.180%, 12/03/12	2,000,000

	Total Time Deposits (Cost $18,327,971)	18,327,971

U.S. Government Agency Securities — 7.1%
	Federal Home Loan Bank,
145,600	0.170%, 01/23/13	145,593
240,000	0.190%, 02/28/13	239,982
54,000	0.200%, 02/15/13	53,998
93,000	0.200%, 02/25/13	92,994
23,000	0.200%, 02/27/13	22,999
267,700	0.200%, 03/05/13	267,684

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
340,000	0.210%, 03/01/13	339,989
131,800	0.230%, 04/17/13	131,791
50,000	0.240%, 04/23/13	49,997
282,500	VAR, 0.265%, 02/04/13	282,434
450,000	VAR, 0.380%, 12/01/12	449,978
	Federal Home Loan Mortgage Corp.,
100,000	VAR, 0.149%, 12/13/12	99,953
870,000	VAR, 0.160%, 12/04/12	869,921
687,000	VAR, 0.350%, 12/03/12	686,977
1,895,000	VAR, 0.370%, 12/03/12	1,894,601
	Federal National Mortgage Association,
27,866	1.250%, 08/20/13	28,075
256,000	3.625%, 02/12/13	257,731
185,000	VAR, 0.170%, 12/03/12	184,937
303,400	VAR, 0.189%, 12/11/12	303,291
423,000	VAR, 0.238%, 12/20/12	422,995
900,000	VAR, 0.239%, 12/28/12	899,986

	Total U.S. Government Agency Securities (Cost $7,725,906)	7,725,906

U.S. Treasury Obligations — 9.2%
	U.S. Treasury Notes — 9.2%
1,142,470	0.125%, 09/30/13	1,141,770
665,000	0.250%, 11/30/13	665,227
500,000	0.500%, 11/15/13	501,353
457,600	0.625%, 01/31/13	457,945
200,000	0.625%, 02/28/13	200,206
288,200	0.625%, 04/30/13	288,694
214,730	0.750%, 03/31/13	215,115
150,000	0.750%, 09/15/13	150,656
393,000	1.000%, 07/15/13	394,950
121,900	1.125%, 06/15/13	122,485
262,850	1.375%, 01/15/13	263,233
234,500	1.375%, 02/15/13	235,055
310,610	1.375%, 03/15/13	311,646
966,100	1.375%, 05/15/13	971,209
1,050,400	1.750%, 04/15/13	1,056,376
186,000	2.000%, 11/30/13	189,292
69,000	2.750%, 02/28/13	69,428
201,000	2.750%, 10/31/13	205,659
579,750	3.125%, 04/30/13	586,706
781,000	3.125%, 08/31/13	798,070
162,000	3.125%, 09/30/13	165,917
298,000	3.375%, 06/30/13	303,360
319,000	3.500%, 05/31/13	324,186
370,000	3.625%, 05/15/13	375,708

		9,994,246

	Total U.S. Treasury Obligations (Cost $9,994,246)	9,994,246

	Total Investments — 100.7% (Cost $109,599,872) *	109,599,872
	Liabilities in Excess of Other Assets — (0.7)%	(749,691)

	NET ASSETS — 100.0%	$108,850,181

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date, or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$109,599,872	$—	$109,599,872

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Security — 0.0% (g)
37	RASC Trust, Series 2005-KS10, Class 1A2, VAR, 0.457%, 11/25/35 (m) (Cost $37)	37

Collateralized Mortgage Obligations — 0.1%
	Non-Agency CMO — 0.1%
102	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.457%, 03/25/36 (m)	60
221	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.518%, 08/19/45 (m)	177

	Total Collateralized Mortgage Obligations (Cost $323)	237

U.S. Treasury Obligations — 98.3%
	U.S. Treasury Inflation Indexed Bonds,
6,127	0.750%, 02/15/42	7,023
4,421	1.750%, 01/15/28	6,394
2,930	2.000%, 01/15/26	4,523
2,900	2.125%, 02/15/40	4,635
2,590	2.125%, 02/15/41	4,118
5,445	2.375%, 01/15/25	9,108
2,595	2.375%, 01/15/27	4,150
1,936	2.500%, 01/15/29	3,014
1,130	3.375%, 04/15/32 (m)	2,465
2,700	3.625%, 04/15/28 (m)	6,194
3,797	3.875%, 04/15/29 (m)	8,963
	U.S. Treasury Inflation Indexed Notes,
8,606	0.125%, 04/15/16	9,505
3,336	0.125%, 04/15/17	3,647
4,517	0.125%, 01/15/22	5,067
4,274	0.125%, 07/15/22	4,720
4,135	0.500%, 04/15/15	4,603
7,449	0.625%, 07/15/21	8,764
11,185	1.125%, 01/15/21	13,998
3,231	1.250%, 04/15/14 (k)	3,639
5,140	1.250%, 07/15/20	6,514
5,186	1.375%, 07/15/18	6,505
4,184	1.375%, 01/15/20	5,340
3,792	1.625%, 01/15/15	4,877
511	1.625%, 01/15/18	657
5,741	1.875%, 07/15/15	7,443
4,051	1.875%, 07/15/19	5,375
3,095	2.000%, 01/15/14	4,001
3,744	2.000%, 07/15/14	4,846
3,170	2.000%, 01/15/16	4,104
2,817	2.125%, 01/15/19	3,707
1,710	2.375%, 01/15/17	2,288
3,569	2.500%, 07/15/16	4,708
7,007	2.625%, 07/15/17	9,405

	Total U.S. Treasury Obligations (Cost $164,271)	184,300

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,890	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $1,890)	1,890

	Total Investments — 99.4% (Cost $166,521)	186,464
	Other Assets in Excess of Liabilities — 0.6%	1,057

	NET ASSETS — 100.0%	$187,521

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
30	10 Year U.S. Treasury Note	03/19/13	$4,009	$7
36	2 Year U.S. Treasury Note	03/28/13	7,936	3
	Short Futures Outstanding
(26)	Ultra U.S. Treasury Bond	03/19/13	(4,314)	(11)

				$(1)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,030
Aggregate gross unrealized depreciation	(87)

Net unrealized appreciation/depreciation	$19,943

Federal income tax cost of investments	$166,521

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,890	$184,574	$—	$186,464
Appreciation in Other Financial Instruments
Futures Contracts	$10	$—	$—	$10
Depreciation in Other Financial Instruments
Futures Contracts	$(11)	$—	$—	$(11)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.4%
27,431	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 09/08/15	27,564
28,980	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 05/15/15	29,101

	Total Asset-Backed Securities (Cost $56,677)	56,665

Corporate Bonds — 15.3%
	Consumer Discretionary — 1.1%
	Auto Components — 0.2%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,670

	Automobiles — 0.1%
5,000	Daimler Finance North America LLC, 6.500%, 11/15/13	5,271

	Media — 0.7%
5,000	CBS Corp., 3.375%, 03/01/22	5,176
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,583
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,678
5,000	Time Warner Entertainment Co. LP, 8.375%, 03/15/23	7,144
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,781

		29,362

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,586

	Total Consumer Discretionary	45,889

	Consumer Staples — 1.1%
	Beverages — 0.3%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,719
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	6,067

		12,786

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,673
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,779

		12,452

	Food Products — 0.3%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,476
5,000	Mondelez International, Inc., 6.125%, 08/23/18	6,184

		12,660

	Household Products — 0.2%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,705

	Total Consumer Staples	44,603

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
5,000	Halliburton Co., 3.250%, 11/15/21	5,444

	Oil, Gas & Consumable Fuels — 1.1%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,823
2,000	Apache Corp., 6.900%, 09/15/18	2,538
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,871
5,000	ConocoPhillips, 5.750%, 02/01/19	6,209
5,000	EOG Resources, Inc., 5.875%, 09/15/17	6,094
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,666
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	7,180
5,000	Total Capital S.A., (France), 2.300%, 03/15/16	5,240

		46,621

	Total Energy	52,065

	Financials — 6.9%
	Capital Markets — 1.2%
5,000	BlackRock, Inc., 5.000%, 12/10/19	5,957
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,132
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	6,046
5,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	5,403
	Goldman Sachs Group, Inc. (The),
5,000	6.125%, 02/15/33	5,786
5,000	7.500%, 02/15/19	6,277
5,000	Jefferies Group, Inc., 8.500%, 07/15/19	5,863
	Morgan Stanley,
5,000	4.750%, 03/22/17	5,419
5,000	5.500%, 07/28/21	5,718

		48,601

	Commercial Banks — 2.3%
15,000	Bank of America Corp., 7.625%, 06/01/19	19,179
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,025

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
5,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	5,288
5,000	BB&T Corp., 3.200%, 03/15/16	5,340
5,000	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	5,264
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,831
4,000	KeyCorp, 5.100%, 03/24/21	4,691
5,000	National City Corp., 4.900%, 01/15/15	5,437
5,000	Rabobank Nederland N.V., (Netherlands), 2.125%, 10/13/15	5,158
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	4,026
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,969
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,116
10,000	Wachovia Corp., 5.250%, 08/01/14	10,713
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,851

		92,888

	Consumer Finance — 0.9%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,256
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,753
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,590
5,000	HSBC Finance Corp., 5.000%, 06/30/15	5,434
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,138
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,103
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,202

		38,476

	Diversified Financial Services — 1.4%
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,943
10,000	6.875%, 03/05/38	13,394
5,000	CME Group, Inc., 3.000%, 09/15/22	5,125
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,901
10,000	6.750%, 03/15/32	13,048
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	7,426
5,000	NYSE Euronext, 2.000%, 10/05/17	5,149

		55,986

	Insurance — 0.7%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	6,245
5,000	Aflac, Inc., 8.500%, 05/15/19	6,827
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	6,044
4,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	4,431
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	6,252

		29,799

	Real Estate Investment Trusts (REITs) — 0.4%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,926
5,000	HCP, Inc., 5.375%, 02/01/21	5,753
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,630

		17,309

	Total Financials	283,059

	Health Care — 0.7%
	Biotechnology — 0.2%
5,000	Amgen, Inc., 5.700%, 02/01/19	6,039

	Health Care Providers & Services — 0.1%
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,386

	Pharmaceuticals — 0.4%
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	6,000
5,000	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,226
5,000	Wyeth, 5.500%, 02/15/16	5,748

		16,974

	Total Health Care	28,399

	Industrials — 0.9%
	Aerospace & Defense — 0.3%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,722
5,000	United Technologies Corp., 6.125%, 02/01/19	6,293

		13,015

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	5,166

	Road & Rail — 0.5%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,599
5,000	CSX Corp., 5.600%, 05/01/17	5,882

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
6,000	Norfolk Southern Corp., 2.903%, 02/15/23 (e)	6,113

		18,594

	Total Industrials	36,775

	Information Technology — 1.1%
	Communications Equipment — 0.1%
5,000	Cisco Systems, Inc., 5.500%, 02/22/16	5,744

	Computers & Peripherals — 0.1%
5,000	Hewlett-Packard Co., 4.375%, 09/15/21	4,727

	Electronic Equipment, Instruments & Components — 0.2%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	6,239

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 3.250%, 10/15/20	5,437

	IT Services — 0.2%
5,000	International Business Machines Corp., 7.000%, 10/30/25	7,270

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,403

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,807
5,000	Oracle Corp., 5.750%, 04/15/18	6,127

		11,934

	Total Information Technology	46,754

	Materials — 0.6%
	Chemicals — 0.3%
5,000	Dow Chemical Co. (The), 5.700%, 05/15/18	5,977
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	6,236

		12,213

	Metals & Mining — 0.3%
5,000	Nucor Corp., 5.750%, 12/01/17	6,025
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,500

		11,525

	Total Materials	23,738

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.5%
5,000	AT&T Corp., 8.000%, 11/15/31	7,782
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	7,526
5,000	Verizon Communications, Inc., 5.550%, 02/15/16	5,721

		21,029

	Wireless Telecommunication Services — 0.3%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	6,047
5,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	5,567

		11,614

	Total Telecommunication Services	32,643

	Utilities — 0.9%
	Electric Utilities — 0.4%
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,840
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,952
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	7,106

		17,898

	Gas Utilities — 0.5%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,765
5,000	Southern California Gas Co., 5.750%, 11/15/35	6,493
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,455

		19,713

	Total Utilities	37,611

	Total Corporate Bonds (Cost $618,224)	631,536

SHARES
Investment Companies — 63.6%
	Fixed Income — 63.6%
2,220	iShares Barclays Aggregate Bond Fund	249,195
26,789	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	244,046
8,237	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	85,500
20,859	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	207,965
62,409	JPMorgan High Yield Fund, Class R6 Shares (b)	506,759
113,983	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,329,044

	Total Investment Companies (Cost $2,571,319)	2,622,509

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Security — 1.2%
40,000	Federal National Mortgage Association, 5.375%, 06/12/17 (Cost $47,948)	48,414

U.S. Treasury Obligations — 16.3%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	88,136
30,000	6.000%, 02/15/26 (m)	44,137
	U.S. Treasury Notes,
120,000	1.750%, 10/31/18	126,534
150,000	1.875%, 08/31/17	159,094
40,000	2.000%, 11/30/13	40,710
70,000	2.000%, 02/15/22	73,199
135,000	2.125%, 05/31/15	141,117

	Total U.S. Treasury Obligations (Cost $672,050)	672,927

Short-Term Investment — 0.6%
	Investment Company — 0.6%
25,208	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $25,208)	25,208

	Total Investments — 98.4% (Cost $3,991,426)	4,057,259
	Other Assets in Excess of Liabilities — 1.6%	66,704

	NET ASSETS — 100.0%	$4,123,963

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,729
Aggregate gross unrealized depreciation	(2,896)

Net unrealized appreciation/depreciation	$65,833

Federal income tax cost of investments	$3,991,426

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,647,717	$1,409,542	$—	$4,057,259

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of Investment Companies. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.5%
	ABFC Trust,
495	Series 2005-HE2, Class M1, VAR, 0.687%, 06/25/35	491
2,083	Series 2005-OPT1, Class A2C, VAR, 0.568%, 07/25/35	2,027
	Accredited Mortgage Loan Trust,
5,430	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	5,173
9,153	Series 2006-2, Class A3, VAR, 0.358%, 09/25/36	8,340
	ACE Securities Corp.,
5,758	Series 2005-HE4, Class M1, VAR, 0.708%, 07/25/35	5,657
4,586	Series 2005-HE7, Class A1B2, VAR, 0.507%, 11/25/35	3,993
1,998	AH Mortgage, Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,006
5,070	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.483%, 08/25/33	4,810
2,240	Asset-Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.833%, 12/15/33	2,016
	Bear Stearns Asset-Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,782
10,039	Series 2005-HE1, Class M2, VAR, 1.452%, 01/25/35	8,336
	Centex Home Equity,
8,338	Series 2005-A, Class M2, VAR, 0.708%, 01/25/35	6,753
1,926	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,888
2,999	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,991
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.538%, 01/25/36	4,501
2,128	Series 2007-AMC1, Class A2A, VAR, 0.258%, 12/25/36	1,380
678	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	679
3,599	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.033%, 03/25/34	3,412
2,927	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	2,894
2,500	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,538
1,962	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.687%, 07/25/35	1,907
6,188	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 0.957%, 11/25/34	4,160
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.063%, 07/25/34	3,419
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 0.000%, 05/18/23 (e) (i)	25,850
	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 1.078%, 11/25/34	6,993
1,970	Series 2005-WMC5, Class M4, VAR, 0.848%, 06/25/35	1,626
1,871	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.377%, 02/25/36	1,834
	New Century Home Equity Loan Trust,
214	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	221
6,400	Series 2005-3, Class M1, VAR, 0.687%, 07/25/35	6,274
9,575	Series 2005-C, Class A2C, VAR, 0.457%, 12/25/35	8,459
6,344	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.777%, 11/25/34	5,870
	Park Place Securities, Inc.,
8,000	Series 2004-WHQ2, Class M2, VAR, 0.838%, 02/25/35	7,886
4,315	Series 2005-WHQ3, Class M1, VAR, 0.628%, 06/25/35	4,280
15,041	Series 2005-WHQ3, Class M2, VAR, 0.658%, 06/25/35	12,822
	RASC Trust,
2,162	Series 2005-KS6, Class M2, VAR, 0.658%, 07/25/35	2,126
4,886	Series 2006-KS1, Class A4, VAR, 0.507%, 02/25/36	4,483
	Renaissance Home Equity Loan Trust,
3,470	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	3,529

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
623	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	505
	Saxon Asset Securities Trust,
2,490	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,428
3,448	Series 2006-2, Class A3C, VAR, 0.358%, 09/25/36	2,802
10,933	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.568%, 11/25/35	10,874
7,325	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	7,422
4,600	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	4,669

	Total Asset-Backed Securities (Cost $189,867)	204,106

Collateralized Mortgage Obligations — 8.2%
	Agency CMO — 4.5%
	Federal Home Loan Mortgage Corp. REMICS,
8,452	Series 2906, Class SW, IF, IO, 6.492%, 11/15/34	602
43,469	Series 3045, Class DI, IF, IO, 6.522%, 10/15/35	8,549
15,962	Series 3153, Class JI, IF, IO, 6.412%, 05/15/36	3,074
17,086	Series 3155, Class PS, IF, IO, 6.942%, 05/15/36	2,749
1,124	Series 3171, Class OJ, PO, 06/15/36	1,072
27,867	Series 3171, Class ST, IF, IO, 6.277%, 06/15/36	4,685
5,301	Series 3218, Class AS, IF, IO, 6.372%, 09/15/36	1,036
9,557	Series 3236, Class IS, IF, IO, 6.442%, 11/15/36	1,752
22,800	Series 3240, Class S, IF, IO, 6.412%, 11/15/36	4,364
6,248	Series 3244, Class SB, IF, IO, 6.452%, 11/15/36	1,234
2,750	Series 3279, Class SD, IF, IO, 6.222%, 02/15/37	395
17,176	Series 3303, Class SD, IF, IO, 5.882%, 04/15/37	2,415
2,795	Series 3370, Class SH, IF, IO, 6.242%, 10/15/37	559
12,810	Series 3387, Class SB, IF, IO, 6.212%, 11/15/37	2,358
8,462	Series 3673, Class SA, IF, IO, 6.212%, 05/15/40	1,201
15,293	Series 3692, Class PS, IF, IO, 6.392%, 05/15/38	1,587
24,461	Series 3737, Class LI, IO, 4.500%, 05/15/24	2,045
23,276	Series 3751, Class MI, IO, 4.000%, 02/15/34	548
59,031	Series 3754, Class NS, IF, IO, 6.442%, 11/15/34	3,987
4,880	Series 3762, Class CS, IF, IO, 6.492%, 04/15/35	497
15,175	Series 3762, Class JS, IF, IO, 6.492%, 04/15/35	1,071
39,143	Series 3803, Class DS, IF, IO, 6.392%, 11/15/35	3,242
18,714	Series 3819, Class SH, IF, IO, 6.262%, 06/15/40	3,133
34,299	Series 3845, Class KP, 4.000%, 04/15/38	34,838
21,504	Series 3877, Class EL, 4.000%, 08/15/38	21,972
9,039	Series 3877, Class EM, 4.000%, 08/15/38	9,239
38,458	Series 3884, Class AD, 4.000%, 08/15/38	39,286
24,281	Series 3973, Class SG, IF, IO, 6.442%, 04/15/30	3,023
7,701	Series 3976, Class AI, IO, 3.500%, 08/15/29	637
17,078	Series 3984, Class NS, IF, IO, 6.392%, 01/15/40	3,359
11,536	Series 4001, Class SD, IF, IO, 6.992%, 02/15/36	2,777
15,238	Series 4002, Class DI, IO, 3.500%, 03/15/30	1,081
19,413	Series 4006, Class BI, IO, 3.500%, 01/15/32	2,052
10,360	Series 4010, Class JS, IF, IO, 6.392%, 03/15/32	1,890
81,171	Series 4027, Class SL, IF, IO, 5.712%, 04/15/42	18,644
27,885	Series 4047, Class SC, IF, IO, 6.492%, 04/15/31	4,599
28,592	Series 4055, Class BI, IO, 3.500%, 05/15/31	3,149
37,208	Series 4057, Class SA, IF, IO, 5.842%, 04/15/39	8,394
18,561	Series 4061, Class HS, IF, IO, 6.492%, 08/15/31	3,893
54,884	Series 4070, Class S, IF, IO, 5.892%, 06/15/32	10,798

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,414	Series 4077, Class SM, IF, IO, 6.492%, 08/15/40	2,594
26,611	Series 4086, Class TS, IF, IO, 5.892%, 04/15/37	6,263
25,462	Series 4097, Class SL, IF, IO, 5.942%, 06/15/41	5,608
	Federal National Mortgage Association REMICS,
1,450	Series 2004-17, Class DS, IF, IO, 6.942%, 11/25/32	80
158	Series 2004-41, Class SA, IF, IO, 6.942%, 02/25/32	7
2,044	Series 2004-52, Class SX, IF, IO, 6.842%, 09/25/32	182
2,930	Series 2004-61, Class NS, IF, IO, 7.493%, 08/25/34	703
8,140	Series 2004-72, Class S, IF, IO, 6.293%, 09/25/34	1,661
6,692	Series 2004-92, Class SQ, IF, IO, 6.442%, 05/25/34	1,043
4,052	Series 2005-13, Class AS, IF, IO, 5.893%, 03/25/35	761
9,186	Series 2005-23, Class SG, IF, IO, 6.492%, 04/25/35	1,779
11,835	Series 2005-57, Class DI, IF, IO, 6.492%, 03/25/35	1,590
29,079	Series 2005-74, Class SE, IF, IO, 5.893%, 09/25/35	5,334
13,425	Series 2005-79, Class NS, IF, IO, 5.883%, 09/25/35	2,176
19,512	Series 2005-82, Class SY, IF, IO, 6.523%, 09/25/35	4,373
9,465	Series 2005-90, Class SP, IF, IO, 6.543%, 09/25/35	1,471
9,055	Series 2006-3, Class SB, IF, IO, 6.492%, 07/25/35	1,249
7,170	Series 2006-20, Class IG, IF, IO, 6.442%, 04/25/36	1,074
23,644	Series 2006-43, Class SD, IF, IO, 6.392%, 06/25/36	3,401
15,626	Series 2006-56, Class SA, IF, IO, 5.282%, 11/25/35	2,193
39,388	Series 2006-58, Class SI, IF, IO, 6.333%, 07/25/36	6,871
17,393	Series 2006-70, Class JI, IF, IO, 6.392%, 06/25/36	2,611
3,510	Series 2006-72, Class XI, IF, IO, 6.293%, 08/25/36	469
4,690	Series 2006-106, Class CS, IF, IO, 6.383%, 11/25/36	899
4,890	Series 2006-108, Class S, IF, IO, 6.992%, 11/25/36	1,298
6,954	Series 2006-109, Class SG, IF, IO, 6.423%, 11/25/36	1,442
13,824	Series 2006-124, Class SI, IF, IO, 6.068%, 01/25/37	2,115
13,251	Series 2006-125, Class SA, IF, IO, 6.513%, 01/25/37	2,187
32,102	Series 2007-33, Class SD, IF, IO, 5.902%, 04/25/37	6,268
20,272	Series 2007-55, Class S, IF, IO, 6.553%, 06/25/37	3,623
4,551	Series 2007-88, Class MI, IF, IO, 6.312%, 09/25/37	838
2,515	Series 2007-88, Class XI, IF, IO, 6.333%, 06/25/37	389
9,688	Series 2007-109, Class GI, IF, IO, 5.862%, 12/25/37	1,809
30,269	Series 2008-2, Class SA, IF, IO, 6.063%, 02/25/38	5,805
10,890	Series 2008-17, Class KS, IF, IO, 6.143%, 11/25/37	1,665
20,648	Series 2008-28, Class SQ, IF, IO, 5.873%, 04/25/38	2,822
8,028	Series 2008-34, Class GS, IF, IO, 6.243%, 05/25/38	1,165
4,751	Series 2008-41, Class S, IF, IO, 6.593%, 11/25/36	938
16,178	Series 2008-71, Class SB, IF, IO, 6.277%, 10/25/29	617
50,036	Series 2008-92, Class SA, IF, IO, 6.243%, 12/25/38	10,219
2,784	Series 2009-65, Class MB, 4.000%, 10/25/37	2,866
53,046	Series 2009-87, Class SG, IF, IO, 6.042%, 11/25/39	9,575
45,781	Series 2009-110, Class SD, IF, IO, 6.042%, 01/25/40	9,010
12,264	Series 2010-61, Class EB, 4.500%, 04/25/37	12,377
28,035	Series 2010-79, Class NA, 4.500%, 05/25/36	28,440
8,567	Series 2010-93, Class MA, 4.500%, 11/25/37	8,647
35,294	Series 2010-99, Class SD, IF, IO, 5.893%, 03/25/39	3,384

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
12,639	Series 2010-102, Class S, IF, IO, 6.343%, 09/25/40	2,491
50,543	Series 2010-107, Class PS, IF, IO, 6.423%, 06/25/40	9,311
23,551	Series 2010-107, Class SP, IF, IO, 6.442%, 06/25/40	4,354
8,156	Series 2010-108, Class AB, 4.000%, 02/25/37	8,245
41,173	Series 2010-131, Class SA, IF, IO, 6.392%, 11/25/40	7,667
64,698	Series 2010-139, Class SA, IF, IO, 5.822%, 12/25/40	10,151
44,623	Series 2011-18, Class UA, 4.000%, 08/25/38	45,868
41,499	Series 2011-32, Class EC, 4.000%, 01/25/36	42,093
60,419	Series 2011-86, Class KS, IF, IO, 5.743%, 09/25/41	7,983
15,498	Series 2011-93, Class ES, IF, IO, 6.293%, 09/25/41	2,995
33,717	Series 2011-118, Class CS, IF, IO, 6.293%, 10/25/39	6,125
58,371	Series 2011-145, Class PS, IF, IO, 6.402%, 04/25/30	10,946
17,228	Series 2011-146, Class AI, IO, 3.500%, 10/25/29	1,195
43,067	Series 2012-17, Class JS, IF, IO, 6.442%, 11/25/30	7,665
7,588	Series 2012-20, Class JS, IF, IO, 5.793%, 10/25/38	1,690
17,402	Series 2012-24, Class S, IF, IO, 5.293%, 05/25/30	1,922
35,498	Series 2012-36, Class SN, IF, IO, 6.243%, 04/25/42	8,623
17,967	Series 2012-42, Class PS, IF, IO, 6.373%, 08/25/41	2,887
2,014	Series 2012-44, Class CK, 3.500%, 05/25/42	2,017
32,949	Series 2012-47, Class SD, IF, IO, 6.243%, 05/25/42	8,404
49,267	Series 2012-58, Class SM, IF, IO, 6.293%, 06/25/42	10,791
	Federal National Mortgage Association STRIPS,
3,642	Series 366, Class 18, IO, 4.000%, 11/01/20	277
3,718	Series 377, Class 2, IO, 5.000%, 10/01/36	449
5,647	Series 379, Class 2, IO, 5.500%, 05/01/37	668
15,030	Series 390, Class C7, IO, 4.000%, 07/25/23	925
23,933	Series 390, Class C8, IO, 4.500%, 07/25/23	1,720
	Government National Mortgage Association,
1,612	Series 2005-7, Class NL, IF, IO, 6.542%, 03/17/33	233
15,330	Series 2008-54, Class NI, IF, IO, 6.042%, 06/16/38	2,522
10,692	Series 2009-41, Class GS, IF, IO, 5.843%, 06/16/39	1,340
8,296	Series 2012-93, Class MS, IF, IO, 6.442%, 07/20/42	1,884

		607,118

	Non-Agency CMO — 3.7%
3,895	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.989%, 01/25/36	3,041
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,197
3,347	American Home Mortgage Assets LLC, Series 2006-2, Class 2A1, VAR, 0.398%, 09/25/46	2,138
	Banc of America Alternative Loan Trust,
10,140	Series 2004-1, Class 1A1, 6.000%, 02/25/34	10,400
4,904	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,809
3,961	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,888
5,470	Series 2006-4, Class 2A1, 6.000%, 05/25/21	5,603
	Banc of America Funding Corp.,
3,492	Series 2006-1, Class 2A1, 5.500%, 01/25/36	3,570
3,000	Series 2006-3, Class 4A19, 5.750%, 03/25/36	3,006
	Banc of America Mortgage Trust,
1,692	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,694
4,743	Series 2005-11, Class 2A1, 5.250%, 12/25/20	4,894
17,255	Series 2007-3, Class 1A1, 6.000%, 09/25/37	15,948
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	9,212

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,481	Series 2006-7, Class 2A1, 5.500%, 12/25/21	2,538
598	Series 2007-2, Class 1A5, 5.750%, 02/25/37	611
4,479	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	4,280
	Citimortgage Alternative Loan Trust,
9,895	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	8,533
6,882	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	6,112
1,234	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,262
11,755	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	9,697
	Countrywide Alternative Loan Trust,
6,423	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	6,571
1,866	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,917
3,506	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,439
8,938	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	8,399
3,123	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,018
11,409	Series 2005-70CB, Class A5, 5.500%, 12/25/35	9,820
5,094	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	4,803
2,565	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,610
6,693	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	6,760
3,640	Series 2006-19CB, Class A15, 6.000%, 08/25/36	3,020
3,402	Series 2006-24CB, Class A1, 6.000%, 06/25/36	3,037
6,654	Series 2006-24CB, Class A23, 6.000%, 06/25/36	5,306
9,974	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,597
1,441	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,034
5,224	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,747
1,296	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,007
608	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	593
1,787	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,371
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,367	Series 2005-10, Class A1, 5.500%, 05/25/35	2,386
7,117	Series 2005-20, Class A7, 5.250%, 12/25/27	6,602
2,206	Series 2005-21, Class A2, 5.500%, 10/25/35	2,191
3,787	Series 2006-15, Class A1, 6.250%, 10/25/36	3,232
2,332	Series 2006-20, Class 1A36, 5.750%, 02/25/37	2,104
11,387	Series 2007-16, Class A1, 6.500%, 10/25/37	10,604
15,679	Series 2007-17, Class 1A1, 6.000%, 10/25/37	14,712
	CS First Boston Mortgage Securities Corp.,
4,159	Series 2003-AR24, Class 2A4, VAR, 2.774%, 10/25/33	3,995
4,202	Series 2004-5, Class 4A1, 6.000%, 09/25/34	4,320
1,917	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,962
850	Series 2005-7, Class 3A1, 5.000%, 08/25/20	866
3,521	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.628%, 02/25/20	3,626
4,913	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,988
7,211	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	6,278
4,962	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.518%, 10/25/45	3,154
	GSR Mortgage Loan Trust,
5,983	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	5,866
1,070	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	1,034
1,545	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,520

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.838%, 01/25/35	3,921
5,353	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.988%, 10/25/34	4,659
5,517	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	5,862
	Lehman Mortgage Trust,
7,244	Series 2005-1, Class 7A1, 5.500%, 11/25/20	7,390
3,686	Series 2006-4, Class 3A1, 5.000%, 08/25/21	3,609
6,315	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	5,782
3,065	Nomura Asset Acceptance Corp., Series 2004 - R1, Class A1, 6.500%, 03/25/34 (e)	3,210
	Prime Mortgage Trust,
5,706	Series 2005-2, Class 2A1, VAR, 7.045%, 10/25/32	5,663
2,793	Series 2005-4, Class 2A8, 5.500%, 10/25/35	2,788
1,622	Series 2006-1, Class 2A5, 6.000%, 06/25/36	1,591
	RALI Trust,
9,640	Series 2003-QS16, Class A1, 5.000%, 08/25/18	9,831
5,004	Series 2003-QS20, Class CB, 5.000%, 11/25/18	5,169
2,413	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	2,459
1,462	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,425
1,483	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,488
1,036	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,048
	RFMSI Trust,
2,589	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	2,629
8,253	Series 2005-SA2, Class 2A2, VAR, 3.261%, 06/25/35	7,300
8,849	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	7,964
9,973	Series 2006-S9, Class A1, 6.250%, 09/25/36	8,991
4,090	Series 2006-SA4, Class 2A1, VAR, 3.838%, 11/25/36	3,396
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	17,987
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,733
3,401	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	3,409
	Structured Asset Securities Corp.,
1,349	Series 2005-6, Class 5A1, 5.000%, 05/25/35	1,363
3,150	Series 2005-17, Class 4A5, 5.500%, 10/25/35	3,205
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
465	Series 2005-8, Class 1A8, 5.500%, 10/25/35	414
2,039	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,642
24,476	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	20,651
	Wells Fargo Mortgage-Backed Securities Trust,
4,403	Series 2005-16, Class A16, 5.750%, 01/25/36	4,483
3,715	Series 2005-16, Class A8, 5.750%, 01/25/36	4,024
5,636	Series 2006-1, Class A3, 5.000%, 03/25/21	5,787
22	Series 2006-11, Class A13, 6.000%, 09/25/36	21
11,219	Series 2006-11, Class A8, 6.000%, 09/25/36	11,115
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,903
2,677	Series 2006-17, Class A1, 5.500%, 11/25/21	2,686
2,469	Series 2007-3, Class 3A1, 5.500%, 04/25/22	2,554
3,914	Series 2007-5, Class 2A3, 5.500%, 05/25/22	4,136
17,530	Series 2007-7, Class A1, 6.000%, 06/25/37	16,970
12,173	Series 2007-7, Class A39, 6.000%, 06/25/37	11,784
18,695	Series 2007-8, Class 2A8, 6.000%, 07/25/37	18,742
3,969	Series 2007-11, Class A85, 6.000%, 08/25/37	3,938

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
799	Series 2007-11, Class A96, 6.000%, 08/25/37	793

		500,437

	Total Collateralized Mortgage Obligations (Cost $1,050,692)	1,107,555

Commercial Mortgage-Backed Securities — 0.5%
51,458	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e)	51,298
	COMM Mortgage Trust,
5,900	Series 2011-THL, Class D, 5.605%, 06/09/28 (e)	6,114
2,000	Series 2011-THL, Class E, 5.949%, 06/09/28 (e)	2,075
8,611	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.608%, 09/15/21 (e)	8,105

	Total Commercial Mortgage-Backed Securities (Cost $63,243)	67,592

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Diversified Consumer Services — 0.0% (g)
2,000	Stewart Enterprises, Inc., 3.125%, 07/15/14	2,027

	Hotels, Restaurants & Leisure — 0.0% (g)
1,346	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	1,346

	Total Consumer Discretionary	3,373

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	2,055

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
1,330	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	1,330

	Total Convertible Bonds (Cost $6,162)	6,758

Corporate Bonds — 33.1%
	Consumer Discretionary — 8.3%
	Auto Components — 0.4%
7,950	Affinia Group, Inc., 9.000%, 11/30/14	7,970
7,295	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	7,769
3,449	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	3,820
	American Axle & Manufacturing, Inc.,
1,585	7.750%, 11/15/19	1,744
3,325	7.875%, 03/01/17	3,441
1,810	Continental Rubber of America Corp., 4.500%, 09/15/19 (e)	1,828
2,515	Dana Holding Corp., 6.500%, 02/15/19	2,663
	Goodyear Tire & Rubber Co. (The),
2,775	7.000%, 05/15/22	2,962
6,440	8.250%, 08/15/20	7,052
1,030	8.750%, 08/15/20	1,164
1,970	Tomkins LLC/Tomkins, Inc., 9.000%, 10/01/18	2,206
7,202	UCI International, Inc., 8.625%, 02/15/19	6,959
7,075	Visteon Corp., 6.750%, 04/15/19	7,464

		57,042

	Automobiles — 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
9,336	8.000%, 06/15/19	10,188
18,931	8.250%, 06/15/21	20,848
11,300	Ford Holdings LLC, 9.300%, 03/01/30	15,594
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,208
325	7.500%, 08/01/26	385
750	8.900%, 01/15/32	990
1,900	9.980%, 02/15/47	2,624
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	—	(h)
1,533	5.250%, 03/06/32 (i)	—	(h)
1,545	6.250%, 07/15/33 (i)	—	(h)
170	7.250%, 04/15/41 (i)	—	(h)
505	7.250%, 07/15/41 (i)	—	(h)
687	7.250%, 02/15/52 (i)	—	(h)
581	7.375%, 05/15/48 (i)	—	(h)
51	7.375%, 10/01/51 (i)	—	(h)
	Oshkosh Corp.,
5,475	8.250%, 03/01/17	5,981
1,990	8.500%, 03/01/20	2,214

		60,032

	Broadcasting & Cable TV — 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
3,000	6.500%, 04/30/21	3,236

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
4,695	7.000%, 01/15/19	5,082
8,560	7.375%, 06/01/20	9,523
8,460	7.875%, 04/30/18	9,137
14,488	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	15,466
775	CSC Holdings LLC, 8.625%, 02/15/19	915
	DISH DBS Corp.,
3,105	4.625%, 07/15/17	3,206
7,465	5.875%, 07/15/22	7,997
7,120	6.750%, 06/01/21	8,045
3,240	7.125%, 02/01/16	3,633
18,549	7.875%, 09/01/19	21,934
4,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	4,383
3,200	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	3,232
	Mediacom LLC/Mediacom Capital Corp.,
8,690	7.250%, 02/15/22	9,320
3,147	9.125%, 08/15/19	3,477
1,403	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	1,403
18,948	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	20,322
4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,451
3,367	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	3,636

		138,398

	Distributors — 0.1%
2,670	American Tire Distributors, Inc., 9.750%, 06/01/17	2,803
5,250	INTCOMEX, Inc., 13.250%, 12/15/14	5,342

		8,145

	Diversified Consumer Services — 0.2%
	Realogy Group LLC,
2,540	7.625%, 01/15/20 (e)	2,832
4,765	7.875%, 02/15/19 (e)	5,051
	Service Corp. International,
1,825	6.750%, 04/01/16	2,030
1,270	7.000%, 06/15/17	1,461
3,640	7.000%, 05/15/19	3,986
5,580	7.500%, 04/01/27	5,943
1,585	7.625%, 10/01/18	1,890
3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,316

		26,509

	Gaming — 1.8%
1,366	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	1,410
	Caesars Entertainment Operating Co., Inc.,
7,995	8.500%, 02/15/20 (e)	7,835
10,055	9.000%, 02/15/20 (e)	10,030
4,120	10.000%, 12/15/18	2,627
11,515	11.250%, 06/01/17	12,371
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (i)	10,278
	CityCenter Holdings LLC/CityCenter Finance Corp.,
6,990	7.625%, 01/15/16	7,444
42,588	PIK, 11.500%, 01/15/17	45,889
2,735	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	2,920
	MGM Resorts International,
9,835	6.750%, 10/01/20 (e)	9,909
8,955	7.500%, 06/01/16	9,515
16,415	7.625%, 01/15/17	17,441
29,380	7.750%, 03/15/22	30,922
8,530	8.625%, 02/01/19 (e)	9,340
12,045	9.000%, 03/15/20	13,400
10,250	10.000%, 11/01/16	11,711
1,090	11.375%, 03/01/18	1,294
1,500	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	1,609
6,250	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,125
16,987	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e)	16,902
7,000	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,297
5,250	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	5,486

		242,755

	Hotels, Restaurants & Leisure — 0.9%
3,000	Burger King Corp., 9.875%, 10/15/18	3,457
1,510	Choice Hotels International, Inc., 5.750%, 07/01/22	1,653
1,785	Cinemark USA, Inc., 7.375%, 06/15/21	1,955
14,291	CKE Restaurants, Inc., 11.375%, 07/15/18	16,524
2,650	DineEquity, Inc., 9.500%, 10/30/18	2,998
10,200	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	11,118
6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,315
CAD 5,250	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	5,549
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,388

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
	Marina District Finance Co., Inc.,
1,140	9.500%, 10/15/15	1,103
9,880	9.875%, 08/15/18	9,411
12,250	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	13,873
13,124	Peninsula Gaming LLC/Penunsula Gaming Corp., 10.750%, 08/15/17	14,748
890	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	970
	Real Mex Restaurants, Inc.,
1,623	11.000%, 03/15/14 (i)	1,623
2,685	12.000%, 03/15/14 (i)	2,685
2,787	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	2,634
13,500	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	12,994
3,360	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	3,591
5,085	Vail Resorts, Inc., 6.500%, 05/01/19	5,473
1,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	1,670

		123,732

	Household Durables — 0.6%
3,515	313 Group, Inc., 6.375%, 12/01/19 (e)	3,462
2,000	American Standard Americas, 10.750%, 01/15/16 (e)	1,933
	K. Hovnanian Enterprises, Inc.,
3,476	7.250%, 10/15/20 (e)	3,728
1,111	9.125%, 11/15/20 (e)	1,171
2,500	11.875%, 10/15/15	2,687
1,440	KB Home, 7.500%, 09/15/22	1,562
	Lennar Corp.,
1,400	4.750%, 12/15/17 (e)	1,449
735	4.750%, 11/15/22 (e)	711
6,355	12.250%, 06/01/17	8,516
3,370	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	3,606
CAD 3,600	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	3,626
1,545	M/I Homes, Inc., 8.625%, 11/15/18	1,672
	Sealy Mattress Co.,
11,963	8.250%, 06/15/14	12,008
2,786	10.875%, 04/15/16 (e)	3,030
7,750	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	7,798
	Standard Pacific Corp.,
8,705	8.375%, 05/15/18	10,054
1,770	8.375%, 01/15/21	2,027
5,175	10.750%, 09/15/16	6,339
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,250	7.750%, 04/15/20 (e)	3,413
3,640	Yankee Candle Co., Inc., 9.750%, 02/15/17	3,786

		82,578

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,727
5,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	5,455

		16,182

	Media — 1.8%
	AMC Entertainment, Inc.,
5,365	8.750%, 06/01/19	5,902
6,115	9.750%, 12/01/20	6,879
4,085	Block Communications, Inc., 7.250%, 02/01/20 (e)	4,330
	Cablevision Systems Corp.,
6,400	8.000%, 04/15/20	7,072
5,890	8.625%, 09/15/17	6,759
2,250	Cengage Learning Acquisitions, Inc., 11.500%, 04/15/20 (e)	1,868
	Clear Channel Communications, Inc.,
4,293	9.000%, 12/15/19 (e)	3,891
11,055	9.000%, 03/01/21	9,756
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22 (e)	5,472
14,875	6.500%, 11/15/22 (e)	14,949
1,185	7.625%, 03/15/20	1,144
18,315	7.625%, 03/15/20	17,949
2,310	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,483
	Intelsat Jackson Holdings S.A., (Luxembourg),
11,015	6.625%, 12/15/22 (e)	11,015
3,965	7.250%, 04/01/19	4,233
4,925	7.250%, 10/15/20 (e)	5,245
5,135	7.250%, 10/15/20	5,481
	Intelsat Luxembourg S.A., (Luxembourg),
5,115	11.250%, 02/04/17	5,422
60,140	PIK, 12.500%, 02/04/17	63,823
4,750	McClatchy Co. (The), 11.500%, 02/15/17	5,237
2,665	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	2,745

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
2,270	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	2,281
5,425	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,927
	Quebecor Media, Inc., (Canada),
4,490	5.750%, 01/15/23 (e)	4,658
3,366	7.750%, 03/15/16	3,467
1,608	Radio One, Inc., 12.500%, 05/24/16	1,439
	Sinclair Television Group, Inc.,
4,240	6.125%, 10/01/22 (e)	4,420
4,445	8.375%, 10/15/18	4,956
1,900	9.250%, 11/01/17 (e)	2,090
7,500	Telesat Canada/Telesat LLC, (Canada), 12.500%, 11/01/17	8,213
	Univision Communications, Inc.,
3,000	7.875%, 11/01/20 (e)	3,203
2,000	8.500%, 05/15/21 (e)	2,060
	WMG Acquisition Corp.,
2,050	6.000%, 01/15/21 (e)	2,101
7,891	11.500%, 10/01/18	8,917

		245,387

	Multiline Retail — 0.1%
	JC Penney Corp., Inc.,
3,200	5.750%, 02/15/18	2,784
3,860	6.375%, 10/15/36	2,924
2,070	7.950%, 04/01/17	1,972

		7,680

	Specialty Retail — 0.8%
4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,730
	Claire’s Stores, Inc.,
4,255	8.875%, 03/15/19	3,968
21,186	9.000%, 03/15/19 (e)	22,536
720	Dufry Finance SCA, (Luxembourg), 5.500%, 10/15/20 (e)	740
5,436	Gymboree Corp., 9.125%, 12/01/18	4,988
4,985	Hillman Group, Inc., 10.875%, 06/01/18	5,365
6,590	J. Crew Group, Inc., 8.125%, 03/01/19	6,919
3,700	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	3,617
1,300	Limited Brands, Inc., 6.625%, 04/01/21	1,490
	Michael’s Stores, Inc.,
8,885	7.750%, 11/01/18	9,629
520	7.750%, 11/01/18 (e)	564
8,000	11.375%, 11/01/16	8,370
1,384	Neebo, Inc., 15.000%, 06/30/16 (e)	1,038
5,067	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	5,371
3,320	Pep Boys - Manny, Moe & Jack (The), 7.500%, 12/15/14	3,324
4,235	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,701
6,825	Radio Systems Corp., 8.375%, 11/01/19 (e)	6,987
	Sally Holdings LLC/Sally Capital, Inc.,
1,270	5.750%, 06/01/22	1,375
3,630	6.875%, 11/15/19	4,038

		99,750

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,000	6.375%, 12/15/20	1,099
1,955	8.000%, 12/15/16	2,170
6,036	Quiksilver, Inc., 6.875%, 04/15/15	5,923
680	Wolverine World Wide, Inc., 6.125%, 10/15/20 (e)	706

		9,898

	Total Consumer Discretionary	1,118,088

	Consumer Staples — 1.5%
	Beverages — 0.0% (g)
	Constellation Brands, Inc.,
1,651	7.250%, 09/01/16	1,907
2,175	7.250%, 05/15/17	2,554

		4,461

	Food & Staples Retailing — 0.6%
	New Albertsons, Inc.,
500	7.450%, 08/01/29	280
5,400	8.000%, 05/01/31	2,997
3,700	Pantry, Inc. (The), 8.375%, 08/01/20 (e)	3,820
	Rite Aid Corp.,
14,510	7.500%, 03/01/17	14,836
5,200	9.250%, 03/15/20	5,304
44,950	9.500%, 06/15/17	46,299
3,586	9.750%, 06/12/16	3,891
6,430	SUPERVALU, Inc., 8.000%, 05/01/16	5,916

		83,343

	Food Products — 0.5%
17,015	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	17,951
	Dean Foods Co.,
2,700	7.000%, 06/01/16	2,896

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food Products — Continued
4,215	9.750%, 12/15/18	4,752
14,250	Del Monte Corp., 7.625%, 02/15/19	14,642
2,545	Dole Food Co., Inc., 8.000%, 10/01/16 (e)	2,653
	JBS USA LLC/JBS USA Finance, Inc.,
2,500	7.250%, 06/01/21 (e)	2,456
1,788	8.250%, 02/01/20 (e)	1,855
1,567	11.625%, 05/01/14	1,765
6,160	Michael Foods Group, Inc., 9.750%, 07/15/18	6,838
4,510	Pilgrim’s Pride Corp., 7.875%, 12/15/18	4,510
2,765	Smithfield Foods, Inc., 7.750%, 07/01/17	3,145

		63,463

	Household Products — 0.3%
2,371	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17 (e)	2,418
9,466	Central Garden & Pet Co., 8.250%, 03/01/18	9,975
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,498
500	7.500%, 01/15/20	543
3,553	8.000%, 05/01/16	3,784
5,226	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	5,631
	Spectrum Brands Escrow Corp.,
1,550	6.375%, 11/15/20 (e)	1,608
2,950	6.625%, 11/15/22 (e)	3,090
	Spectrum Brands, Inc.,
2,605	6.750%, 03/15/20 (e)	2,716
8,230	9.500%, 06/15/18	9,372

		40,635

	Personal Products — 0.1%
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,846
2,340	Visant Corp., 10.000%, 10/01/17	2,036

		6,882

	Total Consumer Staples	198,784

	Energy — 2.3%
	Energy Equipment & Services — 0.2%
4,575	Global Geophysical Services, Inc., 10.500%, 05/01/17	4,197
3,737	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	3,835
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,814
2,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	1,990
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,496

		18,332

	Oil, Gas & Consumable Fuels — 2.1%
5,461	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	5,789
1,415	Alpha Natural Resources, Inc., 9.750%, 04/15/18	1,472
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,476
5,715	7.250%, 06/15/21	5,115
5,175	8.750%, 08/01/16	5,227
1,935	9.875%, 06/15/19 (e)	1,950
2,535	Berry Petroleum Co., 6.375%, 09/15/22	2,611
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
5,795	7.875%, 04/15/22 (e)	5,954
3,995	8.625%, 10/15/20	4,305
	Chesapeake Energy Corp.,
3,586	6.500%, 08/15/17	3,774
5,786	6.625%, 08/15/20	6,061
14,800	6.775%, 03/15/19	14,837
3,414	7.250%, 12/15/18	3,670
1,080	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	1,015
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	5,064
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,542
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,329
2,700	9.500%, 06/15/20	2,869
7,330	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	7,953
3,360	Denbury Resources, Inc., 8.250%, 02/15/20	3,797
	El Paso LLC,
440	7.000%, 06/15/17	503
5,010	7.250%, 06/01/18	5,791
2,015	Encore Acquisition Co., 9.500%, 05/01/16	2,161
2,350	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22 (e)	2,438
8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,647
6,690	Forest Oil Corp., 7.250%, 06/15/19	6,690

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,955	Halcon Resources Corp., 8.875%, 05/15/21 (e)	4,093
2,165	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	2,265
1,875	Inergy Midstream LP/Finance Corp., 6.000%, 12/15/20 (e)	1,908
6,185	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	6,742
3,910	Legacy Reserves LP/Finance Corp., 8.000%, 12/01/20 (e)	3,920
	Linn Energy LLC/Linn Energy Finance Corp.,
5,065	6.250%, 11/01/19 (e)	5,084
3,855	6.500%, 05/15/19	3,913
2,160	7.750%, 02/01/21	2,279
3,115	8.625%, 04/15/20	3,403
2,980	Magnum Hunter Resources Corp., 9.750%, 05/15/20 (e)	3,054
4,915	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	5,173
3,300	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	3,424
5,845	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	6,166
3,600	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	3,330
1,080	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	1,242
5,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	5,250
	Peabody Energy Corp.,
4,720	6.000%, 11/15/18	4,932
2,025	6.250%, 11/15/21	2,101
	Plains Exploration & Production Co.,
10,525	6.500%, 11/15/20	10,735
4,925	6.875%, 02/15/23	5,073
4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,607
4,325	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	4,541
5,000	Samson Investment Co., 9.750%, 02/15/20 (e)	5,287
	SandRidge Energy, Inc.,
2,230	7.500%, 03/15/21	2,325
3,645	7.500%, 02/15/23	3,791
2,575	8.000%, 06/01/18 (e)	2,723
2,500	8.125%, 10/15/22	2,675
1,410	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23 (e)	1,442
NOK 33,000	Teekay LNG Partners LP, VAR, 7.100%, 05/03/17	5,957
NOK 63,000	Teekay Offshore Partners LP, VAR, 6.680%, 11/29/13 (i)	11,344
2,075	Tesoro Corp., 4.250%, 10/01/17	2,127
2,695	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	2,803
7,275	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	7,439
3,333	W&T Offshore, Inc., 8.500%, 06/15/19 (e)	3,500
2,430	Venoco, Inc., 8.875%, 02/15/19	2,144
6,500	Western Refining, Inc., 11.250%, 06/15/17 (e)	7,134
6,390	WPX Energy, Inc., 6.000%, 01/15/22	6,837

		274,803

	Total Energy	293,135

	Financials — 4.8%
	Capital Markets — 0.4%
4,345	E*TRADE Financial Corp., 6.000%, 11/15/17	4,399
10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	11,296
35,600	Morgan Stanley, 4.000%, 07/24/15	37,239

		52,934

	Commercial Banks — 1.3%
1,360	AmSouth Bancorp, 6.750%, 11/01/25	1,372
	Bank of America Corp.,
45,254	VAR, 8.000%, 01/30/18 (x)	49,903
6,875	VAR, 8.125%, 05/15/18 (x)	7,622
	Barclays Bank plc, (United Kingdom),
1,270	6.050%, 12/04/17 (e)	1,392
2,825	7.625%, 11/21/22	2,797
1,855	10.179%, 06/12/21 (e)	2,488
	CIT Group, Inc.,
6,695	4.250%, 08/15/17	6,843
28,261	4.750%, 02/15/15 (e)	29,321
7,332	5.000%, 05/15/17	7,680
10,455	5.250%, 03/15/18	11,095
1,727	5.375%, 05/15/20	1,844
2,520	6.625%, 04/01/18 (e)	2,822

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
	Royal Bank of Scotland Group plc, (United Kingdom),
2,500	5.000%, 11/12/13	2,544
4,000	5.050%, 01/08/15	4,148
1,150	VAR, 7.648%, 09/30/31(x)	1,147
	Royal Bank of Scotland N.V., (Netherlands),
EUR 4,900	VAR, 1.016%, 06/08/15	5,934
6,825	VAR, 1.108%, 03/09/15	6,419
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	5,941
12,760	VAR, 9.500%, 03/16/22	14,833
9,772	Wachovia Capital Trust III, VAR, 5.570%, 01/03/13 (x)	9,735

		175,880

	Consumer Finance — 0.7%
9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,342
	Ally Financial, Inc.,
12,457	4.625%, 06/26/15	12,986
11,070	5.500%, 02/15/17	11,790
28,486	6.250%, 12/01/17	31,464
3,000	7.500%, 12/31/13	3,176
6,000	7.500%, 09/15/20	7,230
1,185	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,299
EUR 6,500	GMAC International Finance B.V., (Netherlands), 7.500%, 04/21/15	9,173
6,203	Springleaf Finance Corp., 6.900%, 12/15/17	5,505

		91,965

	Diversified Financial Services — 1.0%
2,242	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	2,366
	Capmark Financial Group, Inc.,
90,609	0.000%, 05/10/10 (d)	1,586
5,201	Citigroup, Inc., VAR, 5.950%, 01/30/23 (x)	5,292
5,727	CKE, Inc., PIK, 10.500%, 03/14/16 (e)	6,100
11,026	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	11,219
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19	2,018
18,345	ILFC E-Capital Trust I, VAR, 4.520%, 12/21/65 (e)	12,913
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	13,645
	International Lease Finance Corp.,
2,692	4.875%, 04/01/15	2,759
3,305	5.750%, 05/15/16	3,455
14,590	5.875%, 04/01/19	15,037
2,015	6.250%, 05/15/19	2,131
4,615	8.250%, 12/15/20	5,373
7,395	8.625%, 09/15/15	8,236
15,845	8.750%, 03/15/17	18,123
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
275	7.875%, 10/01/20 (e)	285
1,221	9.625%, 05/01/19 (e)	1,358
5,525	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	5,580
2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,615
9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	8,713
	TransUnion Holding Co., Inc.,
1,919	9.625%, 06/15/18	2,024
2,681	PIK, 8.875%, 06/15/18 (e)	2,708

		133,536

	Insurance — 1.4%
	American International Group, Inc.,
5,000	VAR, 8.175%, 05/15/58	6,250
GBP 1,500	VAR, 8.625%, 05/22/38 (e)	2,879
GBP 11,750	Reg. S, VAR, 8.625%, 05/22/38	22,553
9,450	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	9,356
	EP Energy LLC/EP Energy Finance, Inc.,
2,320	6.875%, 05/01/19 (e)	2,512
9,445	9.375%, 05/01/20 (e)	10,460
2,850	Genworth Financial, Inc., 7.700%, 06/15/20	3,067

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,394
2,600	Hartford Life Institutional Funding, VAR, 0.630%, 08/15/13 (e) (m)	2,597
6,223	Hub International Ltd., 8.125%, 10/15/18 (e)	6,456
	Liberty Mutual Group, Inc.,
15,965	7.800%, 03/15/37 (e)	17,721
19,468	VAR, 10.750%, 06/15/58 (e)	28,910
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	3,312
	Metropolitan Life Global Funding I,
2,400	5.125%, 04/10/13 (e)	2,439
1,400	5.200%, 09/18/13 (e)	1,448
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	2,260
13,100	9.375%, 08/15/39 (e)	18,854
4,921	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,933
	Towergate Finance plc, (United Kingdom),
GBP 2,100	8.500%, 02/15/18 (e)	3,432
GBP 8,920	10.500%, 02/15/19 (e)	14,077
	USI Holdings Corp.,
11,604	9.750%, 05/15/15 (e)	11,952
12,225	VAR, 4.185%, 11/15/14 (e)	12,195
1,900	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	1,721

		191,778

	Real Estate Investment Trusts (REITs) — 0.1%
7,605	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,301

	Real Estate Management & Development — 0.0% (g)
2,700	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	2,788
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	2,028

		4,816

	Total Financials	658,210

	Health Care — 2.5%
	Health Care Equipment & Supplies — 0.4%
	Accellent, Inc.,
6,685	8.375%, 02/01/17	6,785
3,535	10.000%, 11/01/17	2,740
11,390	Biomet, Inc., 6.500%, 08/01/20 (e)	11,903
	DJO Finance LLC/DJO Finance Corp.,
9,930	7.750%, 04/15/18	9,260
3,035	8.750%, 03/15/18 (e)	3,308
1,250	9.875%, 04/15/18 (e)	1,253
1,905	Hologic, Inc., 6.250%, 08/01/20 (e)	2,024
11,460	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	11,918
	VWR Funding, Inc.,
4,955	7.250%, 09/15/17 (e)	5,116
1,000	10.750%, 06/30/17 (e)	1,035
EUR 1,838	10.750%, 06/30/17 (e)	2,475

		57,817

	Health Care Providers & Services — 1.6%
1,790	Amsurg Corp., 5.625%, 11/30/20 (e)	1,808
1,720	Capella Healthcare, Inc., 9.250%, 07/01/17	1,836
	CHS/Community Health Systems, Inc.,
3,265	5.125%, 08/15/18	3,436
1,335	8.000%, 11/15/19	1,454
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	778
1,530	6.375%, 11/01/18	1,637
3,510	6.625%, 11/01/20	3,778
1,920	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	2,050
9,105	HCA Holdings, Inc., 7.750%, 05/15/21	9,879
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,385
2,816	6.375%, 01/15/15	3,034
2,080	6.500%, 02/15/20	2,335
9,031	7.250%, 09/15/20	10,069
22,295	7.500%, 02/15/22	25,360
15,350	8.000%, 10/01/18	17,806
1,344	8.500%, 04/15/19	1,509
	Health Management Associates, Inc.,
5,635	6.125%, 04/15/16	6,121
3,560	7.375%, 01/15/20	3,845
	HealthSouth Corp.,
1,600	5.750%, 11/01/24	1,600
2,379	7.250%, 10/01/18	2,575
3,384	7.750%, 09/15/22	3,710
1,240	8.125%, 02/15/20	1,364
1,221	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,154

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	inVentiv Health, Inc.,
6,965	IMS Health, Inc., 6.000%, 11/01/20 (e)	7,191
13,896	10.000%, 08/15/18 (e)	12,090
1,200	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	1,230
9,900	MultiPlan, Inc., 9.875%, 09/01/18 (e)	10,964
1,700	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,742
4,757	OnCure Holdings, Inc., 11.750%, 05/15/17	2,450
	Radiation Therapy Services, Inc.,
4,005	8.875%, 01/15/17	3,985
5,015	9.875%, 04/15/17	3,661
854	Select Medical Corp., 7.625%, 02/01/15	860
2,527	Surgical Care Affiliates, Inc., 9.625%, 07/15/15 (e)	2,572
	Tenet Healthcare Corp.,
1,850	4.750%, 06/01/20 (e)	1,864
9,380	6.250%, 11/01/18	10,318
18,959	8.000%, 08/01/20	20,334
945	8.875%, 07/01/19	1,058
6,575	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	115
4,190	United Surgical Partners International, Inc., 9.000%, 04/01/20	4,619
12,150	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	12,621

		207,197

	Pharmaceuticals — 0.5%
	Catalent Pharma Solutions, Inc.,
3,743	7.875%, 10/15/18 (e)	3,780
3,454	9.500%, 04/15/15	3,536
EUR 9,000	9.750%, 04/15/17	11,998
6,978	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 10/15/19 (e)	7,222
7,440	Mylan, Inc., 7.875%, 07/15/20 (e)	8,789
1,190	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	1,174
	Valeant Pharmaceuticals International,
9,300	6.500%, 07/15/16 (e)	9,811
2,825	6.750%, 08/15/21 (e)	3,030
4,880	6.875%, 12/01/18 (e)	5,276
2,590	7.000%, 10/01/20 (e)	2,817
10,005	7.250%, 07/15/22 (e)	10,918

		68,351

	Total Health Care	333,365

	Industrials — 3.7%
	Aerospace & Defense — 0.1%
	Bombardier, Inc., (Canada),
2,990	5.750%, 03/15/22 (e)	3,050
2,095	7.500%, 03/15/18 (e)	2,304
3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,016

		9,370

	Airlines — 0.5%
14,059	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	14,481
12,211	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	12,944
8,928	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	9,732
4,345	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,594
2,926	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	3,046
19,038	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	20,964
311	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	335
1,820	UAL 2007-1 Class C Pass-Through Trust, VAR, 2.984%, 07/02/14	1,784
1,399	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,604
912	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	1,008

		70,492

	Building Products — 0.4%
3,995	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	4,005
1,407	Boise Cascade LLC/Boise Cascade Finance Corp., 6.375%, 11/01/20 (e)	1,428
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,639
2,825	6.875%, 08/15/18 (e)	3,030
850	Gibraltar Industries, Inc., 8.000%, 12/01/15	863
	HD Supply, Inc.,
12,610	8.125%, 04/15/19 (e)	14,218
3,640	11.000%, 04/15/20 (e)	4,204
4,030	11.500%, 07/15/20 (e)	4,403
	Interline Brands, Inc.,
4,080	7.500%, 11/15/18	4,417
1,925	PIK, 10.750%, 11/15/18 (e)	2,076
1,150	Nortek, Inc., 8.500%, 04/15/21 (e)	1,245
5,050	Ply Gem Industries, Inc., 8.250%, 02/15/18	5,366
390	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	431

		48,325

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.7%
8,515	Cenveo Corp., 8.875%, 02/01/18	7,749
3,175	Clean Harbors, Inc., 5.250%, 08/01/20	3,262
519	Corrections Corp. of America, 6.750%, 01/31/14	520
	Geo Group, Inc. (The),
545	6.625%, 02/15/21	605
5,141	7.750%, 10/15/17	5,552
	Harland Clarke Holdings Corp.,
10,740	9.500%, 05/15/15	9,559
730	9.750%, 08/01/18 (e)	703
22,774	VAR, 6.000%, 05/15/15	18,788
1,250	Logo Merger Sub Corp., 8.375%, 10/15/20 (e)	1,269
3,315	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	3,439
32,600	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	31,377
5,145	ServiceMaster Co., 7.000%, 08/15/20 (e)	5,036

		87,859

	Construction & Engineering — 0.5%
2,625	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,795
6,500	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	7,134
	New Enterprise Stone & Lime Co., Inc.,
7,400	11.000%, 09/01/18	5,439
4,133	PIK, 9.000%, 03/15/18 (e)	4,195
	Terex Corp.,
4,495	6.000%, 05/15/21	4,663
2,455	6.500%, 04/01/20	2,578
	United Rentals North America, Inc.,
3,515	7.375%, 05/15/20 (e)	3,840
2,615	7.625%, 04/15/22 (e)	2,896
3,610	8.250%, 02/01/21	4,043
6,535	8.375%, 09/15/20	7,213
3,800	9.250%, 12/15/19	4,323
7,250	10.250%, 11/15/19	8,410

		57,529

	Electrical Equipment — 0.1%
5,015	Belden, Inc., 5.500%, 09/01/22 (e)	5,078
2,605	General Cable Corp., 5.750%, 10/01/22 (e)	2,657
3,549	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	3,558
3,660	Polypore International, Inc., 7.500%, 11/15/17	3,966
2,734	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,659

		17,918

	Environmental Services — 0.0% (g)
3,295	ADS Waste Holdings, Inc., 8.250%, 10/01/20 (e)	3,443
3,800	Casella Waste Systems, Inc., 7.750%, 02/15/19 (e)	3,658

		7,101

	Industrial Conglomerates — 0.1%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,620
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,009
7,975	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,653

		15,282

	Industrial Machinery — 0.0% (g)
3,109	Mueller Water Products, Inc., 8.750%, 09/01/20	3,544

	Machinery — 0.2%
3,575	Case New Holland, Inc., 7.875%, 12/01/17	4,210
	CNH Capital LLC,
1,900	3.875%, 11/01/15 (e)	1,950
3,595	6.250%, 11/01/16 (e)	3,927
5,190	Griffon Corp., 7.125%, 04/01/18	5,495
2,263	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,195
7,080	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,930
1,340	SPX Corp., 6.875%, 09/01/17	1,501

		27,208

	Marine — 0.4%
11,716	ACL I Corp., PIK, 10.625%, 02/15/16	11,775
5,300	Bluewater Holding B.V., (Netherlands), VAR, 3.330%, 07/17/14 (e)	4,916
NOK 111,469	Boa Deep C A.S., (Norway), VAR, 7.380%, 04/27/16	19,974
3,001	Commercial Barge Line Co., 12.500%, 07/15/17	3,309
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,810
5,614	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	5,712

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Marine — Continued
2,432	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	2,322

		54,818

	Road & Rail — 0.4%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,992	4.875%, 11/15/17 (e)	4,992
11,750	8.250%, 01/15/19	12,998
4,870	9.625%, 03/15/18	5,418
2,000	9.750%, 03/15/20	2,300
2,352	VAR, 2.810%, 05/15/14	2,346
2,835	HDTFS, Inc., 5.875%, 10/15/20 (e)	2,927
	Hertz Corp. (The),
7,900	6.750%, 04/15/19	8,532
11,650	7.500%, 10/15/18	12,757
EUR 5,849	Hertz Holdings Netherlands B.V., (Netherlands), 8.500%, 07/31/15 (e)	8,254

		60,524

	Trading Companies & Distributors — 0.2%
	Aircastle Ltd., (Bermuda),
11,845	6.750%, 04/15/17	12,526
1,120	7.625%, 04/15/20	1,218
4,665	9.750%, 08/01/18	5,271
6,327	H&E Equipment Services, Inc., 7.000%, 09/01/22 (e)	6,675

		25,690

	Transportation Services — 0.1%
7,380	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	7,159
4,450	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	4,613
937	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	1,003
1,620	TRAC Intermodal LLC/TRAC Intermodal Corp., 11.000%, 08/15/19 (e)	1,660

		14,435

	Total Industrials	500,095

	Information Technology — 2.2%
	Communications Equipment — 0.3%
11,218	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	7,404
	Avaya, Inc.,
6,410	7.000%, 04/01/19 (e)	5,753
19,827	9.750%, 11/01/15	15,713
2,528	10.875%, 11/01/15	2,010
7,335	CommScope, Inc., 8.250%, 01/15/19 (e)	7,977
1,500	Syniverse Holdings, Inc., 9.125%, 01/15/19	1,601

		40,458

	Computers & Peripherals — 0.1%
652	NCR Corp., 5.000%, 07/15/22 (e)	660
	Sealed Air Corp.,
5,450	6.500%, 12/01/20 (e)	5,695
545	8.125%, 09/15/19 (e)	605
3,910	8.375%, 09/15/21 (e)	4,399

		11,359

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,980	Anixter, Inc., 5.625%, 05/01/19	2,074
1,316	Jabil Circuit, Inc., 4.700%, 09/15/22	1,319

		3,393

	Internet Software & Services — 0.1%
4,075	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	4,524
2,815	GXS Worldwide, Inc., 9.750%, 06/15/15	2,938
9,500	Sabre, Inc., 8.500%, 05/15/19 (e)	10,046

		17,508

	IT Services — 0.9%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,222
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,010
8,880	7.375%, 06/15/19 (e)	9,124
2,186	8.250%, 01/15/21 (e)	2,181
4,023	8.875%, 08/15/20 (e)	4,405
5,489	9.875%, 09/24/15	5,612
18,412	12.625%, 01/15/21	19,379
32,635	PIK, 10.000%, 01/15/22 (e)	33,125
5,710	Interactive Data Corp., 10.250%, 08/01/18	6,402
3,250	Lender Processing Services, Inc., 5.750%, 04/15/23	3,392

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — Continued
	Sitel LLC/Sitel Finance Corp.,
3,440	11.000%, 08/01/17 (e)	3,457
11,520	11.500%, 04/01/18	8,179
400	Stream Global Services, Inc., 11.250%, 10/01/14	420
	SunGard Data Systems, Inc.,
6,795	6.625%, 11/01/19 (e)	6,931
6,335	7.375%, 11/15/18	6,755

		115,594

	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp.,
145	8.000%, 12/15/18	160
11,680	8.500%, 04/01/19	12,585

		12,745

	Semiconductors & Semiconductor Equipment — 0.5%
3,967	Amkor Technology, Inc., 7.375%, 05/01/18	4,066
	Freescale Semiconductor, Inc.,
10,385	9.250%, 04/15/18 (e)	11,177
7,414	10.125%, 03/15/18 (e)	8,044
7,157	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	8,034
4,380	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	3,570
	NXP B.V./NXP Funding LLC, (Netherlands),
14,490	9.750%, 08/01/18 (e)	16,772
328	VAR, 3.090%, 10/15/13	328
10,115	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	10,671

		62,662

	Software — 0.2%
4,295	Aspect Software, Inc., 10.625%, 05/15/17	3,908
4,175	Audatex North America, Inc., 6.750%, 06/15/18 (e)	4,478
6,910	Epicor Software Corp., 8.625%, 05/01/19	7,204
	Infor U.S., Inc.,
3,735	9.375%, 04/01/19	4,165
3,590	11.500%, 07/15/18	4,164
4,335	Mantech International Corp., 7.250%, 04/15/18	4,573
5,635	SSI Investments II Ltd./SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,227

		34,719

	Total Information Technology	298,438

	Materials — 3.8%
	Chemicals — 0.6%
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
5,340	8.875%, 02/01/18	5,393
4,945	9.000%, 11/15/20	4,389
	Huntsman International LLC,
5,998	5.500%, 06/30/16	6,005
4,690	8.625%, 03/15/20	5,253
2,250	8.625%, 03/15/21	2,548
	Ineos Finance plc, (United Kingdom),
3,420	7.500%, 05/01/20 (e)	3,531
10,925	8.375%, 02/15/19 (e)	11,649
205	9.000%, 05/15/15 (e)	219
6,962	INEOS Group Holdings S.A., (Luxembourg), 8.500%, 02/15/16 (e)	6,823
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,574
2,187	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	2,264
3,349	Orion Engineered Carbons Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	3,625
5,035	Polymer Group, Inc., 7.750%, 02/01/19	5,387
4,700	PolyOne Corp., 7.375%, 09/15/20	5,100
8,205	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	6,010
6,045	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	6,181
5,870	Tronox Finance LLC, 6.375%, 08/15/20 (e)	5,782

		84,733

	Construction Materials — 0.4%
EUR 2,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	2,705
	Cemex Finance LLC,
6,248	8.910%, 09/15/17 (i)	6,217
5,000	9.375%, 10/12/22 (e)	5,388
7,125	9.500%, 12/14/16 (e)	7,659
EUR 13,463	9.625%, 12/14/17 (e)	18,647
	Cemex S.A.B. de C.V., (Mexico),
2,400	9.000%, 01/11/18 (e)	2,538
2,750	VAR, 5.362%, 09/30/15 (e)	2,695
	Vulcan Materials Co.,
1,120	6.500%, 12/01/16	1,237
3,205	7.500%, 06/15/21	3,622

		50,708

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Containers & Packaging — 1.4%
3,730	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	3,805
	Ardagh Packaging Finance plc, (Ireland),
10,192	7.375%, 10/15/17 (e)	11,109
EUR 17,720	7.375%, 10/15/17 (e)	24,613
15,210	9.125%, 10/15/20 (e)	16,427
EUR 5,800	9.250%, 10/15/20 (e)	8,052
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
1,010	7.375%, 10/15/17 (e)	1,100
4,455	9.125%, 10/15/20 (e)	4,789
	Berry Plastics Corp.,
11,004	9.500%, 05/15/18	12,049
4,600	9.750%, 01/15/21	5,233
2,500	VAR, 4.264%, 09/15/14	2,500
1,585	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	1,553
6,265	BWAY Holding Co., 10.000%, 06/15/18	6,954
	Constar International, Inc.,
1,236	8.215%, 05/31/15 (i)	1,236
3,401	11.000%, 12/31/17 (i)	3,401
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	758
3,930	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,136
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,785
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
3,040	5.750%, 10/15/20 (e)	3,109
23,221	7.875%, 08/15/19	25,543
26,795	9.000%, 04/15/19	27,599
16,272	9.875%, 08/15/19	17,248
4,080	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	4,406

		187,405

	Metals & Mining — 0.8%
2,716	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	2,682
2,800	AK Steel Corp., 8.750%, 12/01/18 (e)	2,996
210	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	180
	ArcelorMittal, (Luxembourg),
9,500	5.000%, 02/25/17	9,563
4,600	6.250%, 02/25/22	4,789
5,485	Atkore International, Inc., 9.875%, 01/01/18	5,588
	FMG Resources August 2006 Pty Ltd., (Australia),
1,320	6.000%, 04/01/17 (e)	1,284
1,587	6.375%, 02/01/16 (e)	1,599
7,395	6.875%, 02/01/18 (e)	7,284
6,350	7.000%, 11/01/15 (e)	6,477
18,715	8.250%, 11/01/19 (e)	19,136
3,440	James River Coal Co., 7.875%, 04/01/19	1,969
9,251	Noranda Aluminum Acquisition Corp., PIK, 4.524%, 05/15/15	8,696
	Novelis, Inc., (Canada),
7,070	8.375%, 12/15/17	7,777
9,465	8.750%, 12/15/20	10,601
1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,252
3,740	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	3,703
	Steel Dynamics, Inc.,
2,560	6.125%, 08/15/19 (e)	2,675
2,560	6.375%, 08/15/22 (e)	2,675
	United States Steel Corp.,
3,207	7.000%, 02/01/18	3,287
1,793	7.375%, 04/01/20	1,829
1,610	Walter Energy, Inc., 9.875%, 12/15/20 (e)	1,674

		107,716

	Paper & Forest Products — 0.6%
	Abitibi-Consolidated, Inc., (Canada),
1,780	6.000%, 06/20/13 (d)	2
300	7.500%, 04/01/28 (d)	—	(h)
14,000	8.375%, 04/01/15 (d)	11
15,268	8.500%, 08/01/29 (d)	12
1,237	8.550%, 08/01/10 (d)	1
4,169	8.850%, 08/01/30 (d)	3
2,300	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	2,369
14,700	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	15,619
1,700	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	1,849
255	Clearwater Paper Corp., 7.125%, 11/01/18	277

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Paper & Forest Products — Continued
810	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	849
47,086	NewPage Corp., 11.375%, 12/31/14 (d)	22,601
28,403	Resolute Forest Products, 10.250%, 10/15/18	32,450
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	749
650	8.375%, 06/15/19 (e)	689
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d)	189
5,219	8.250%, 10/01/12 (d)	104
15,788	8.375%, 07/01/12 (d)	316

		78,090

	Total Materials	508,652

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 1.6%
5,410	CenturyLink, Inc., 5.800%, 03/15/22	5,717
2,450	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,646
	Clearwire Communications LLC/Clearwire Finance, Inc.,
18,168	12.000%, 12/01/15 (e)	19,167
740	14.750%, 12/01/16 (e)	921
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,418
3,625	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,151
1,780	Frontier Communications Corp., 8.500%, 04/15/20	2,034
5,240	GCI, Inc., 8.625%, 11/15/19	5,607
5,135	Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (e)	5,289
4,460	ITC Deltacom, Inc., 10.500%, 04/01/16	4,772
	Level 3 Communications, Inc.,
1,280	8.875%, 06/01/19 (e)	1,344
10,295	11.875%, 02/01/19	11,736
	Level 3 Financing, Inc.,
4,765	8.125%, 07/01/19	5,099
15,615	8.625%, 07/15/20	16,981
8,545	9.375%, 04/01/19	9,549
25,230	10.000%, 02/01/18	28,037
	PAETEC Holding Corp.,
2,793	8.875%, 06/30/17	3,009
6,390	9.875%, 12/01/18	7,205
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d)	26
2,650	6.500%, 08/01/27 (d)	26
1,050	9.750%, 01/15/15 (d)	11
	Wind Acquisition Finance S.A., (Luxembourg),
5,079	7.250%, 02/15/18 (e)	5,015
5,305	7.250%, 02/15/18 (e)	5,252
EUR 12,350	7.375%, 02/15/18 (e)	15,941
12,306	11.750%, 07/15/17 (e)	12,583
EUR 9,096	11.750%, 07/15/17 (e)	12,126
	Wind Acquisition Holdings Finance S.A., (Luxembourg),
2,365	PIK, 12.250%, 07/15/17 (e)	2,335
EUR 9,551	PIK, 12.250%, 07/15/17 (e)	11,863
	Windstream Corp.,
9,275	7.500%, 04/01/23	9,576
4,795	7.750%, 10/01/21	5,059
1,755	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	1,917

		218,412

	Wireless Telecommunication Services — 1.5%
9,000	Cricket Communications, Inc., 7.750%, 10/15/20	9,293
5,145	Crown Castle International Corp., 5.250%, 01/15/23 (e)	5,377
2,896	iPCS, Inc., PIK, 3.563%, 05/01/14	2,888
6,740	MetroPCS Wireless, Inc., 7.875%, 09/01/18	7,279
	NII Capital Corp.,
22,363	7.625%, 04/01/21	15,430
770	10.000%, 08/15/16	655
1,168	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,311
	Sprint Capital Corp.,
8,333	6.900%, 05/01/19	9,000
61,297	8.750%, 03/15/32	72,790
	Sprint Nextel Corp.,
6,000	6.000%, 11/15/22	6,045
2,013	7.000%, 03/01/20 (e)	2,330
21,200	7.000%, 08/15/20	22,843
28,798	9.000%, 11/15/18 (e)	35,494
8,760	11.500%, 11/15/21	11,760

		202,495

	Total Telecommunication Services	420,907

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Utilities — 0.9%
	Gas Utilities — 0.1%
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	810
	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.,
3,960	8.375%, 06/01/19	4,019
2,240	8.375%, 06/01/19 (e)	2,274

		7,103

	Independent Power Producers & Energy Traders — 0.4%
	Calpine Corp.,
3,065	7.250%, 10/15/17 (e)	3,280
7,852	7.500%, 02/15/21 (e)	8,676
995	7.875%, 07/31/20 (e)	1,104
2,928	7.875%, 01/15/23 (e)	3,265
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d)	5
23,337	7.750%, 06/01/19 (d)	89
	Edison Mission Energy,
14,250	7.000%, 05/15/17	7,161
12,500	7.200%, 05/15/19	6,297
	Homer City Funding LLC,
6,131	8.137%, 10/01/19	6,667
3,956	8.734%, 10/01/26	4,372
6,927	Midwest Generation LLC, 8.560%, 01/02/16	6,511
	NRG Energy, Inc.,
1,470	6.625%, 03/15/23 (e)	1,522
8,420	7.625%, 01/15/18	9,304
1,885	8.250%, 09/01/20	2,092

		60,345

	Multi-Utilities — 0.4%
	AES Corp.,
4,630	8.000%, 10/15/17	5,313
4,370	9.750%, 04/15/16	5,200
4,327	AES Eastern Energy LP, 9.670%, 01/02/29 (d) (i)	346
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20	1,567
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
2,325	6.875%, 08/15/17 (e)	2,383
25,633	10.000%, 12/01/20	28,581
3,923	11.750%, 03/01/22 (e)	3,992

		47,382

	Total Utilities	114,830

	Total Corporate Bonds (Cost $4,196,945)	4,444,504

SHARES
Investment Companies — 0.1%
276	Advent Claymore Convertible Securities & Income Fund II	1,779
452	ING Prime Rate Trust	2,823
323	Invesco Senior Income Trust	1,644
619	Nuveen Credit Strategies Income Fund	6,002

	Total Investment Companies (Cost $6,124)	12,248

PRINCIPAL AMOUNT
Mortgage Pass-Through Securities — 2.5%
307,936	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 01/25/42 (Cost $334,854)	333,918
Private Placements — 1.5%
	Commercial Loans — 0.8%
40,000	Americana Manhasset, 8.210%, 10/01/37 (i)	40,000
42,000	Doubletree Hotel, 8.197%, 08/31/14 (i)	42,000
	Raleigh Hotel,
10,000	7.980%, 12/01/15 (i)	10,825
10,000	10.192%, 12/01/15 (i)	10,000

		102,825

	Residential Loans — 0.7%
70,000	141 East 88th Street, LLC, 7.192%, 08/31/16 (i)	70,000
22,500	Park Side Apartments, 7.182%, 03/31/17 (i)	22,500

		92,500

	Total Private Placements (Cost $194,500)	195,325

U.S. Treasury Obligations — 4.1%
42,130	U.S. Treasury Bond, 2.750%, 11/15/42 (m)	41,742
	U.S. Treasury Notes,
421,198	0.625%, 09/30/17 (m)	421,856

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
92,816	1.625%, 11/15/22 (m)	92,975

	Total U.S. Treasury Obligations (Cost $555,413)	556,573

SHARES
Common Stocks — 0.6%
	Consumer Discretionary — 0.2%
	Automobiles — 0.2%
843	General Motors Co. (a)	21,816
133	Motors Liquidation Co. GUC Trust (a)	2,591

		24,407

	Hotels, Restaurants & Leisure — 0.0% (g)
3,500	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	200

	Specialty Retail — 0.0% (g)
93	Neebo, Inc. (a) (i)	326

	Total Consumer Discretionary	24,933

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
91	GMX Resources, Inc. (a)	58

	Financials — 0.2%
	Diversified Financial Services — 0.2%
1,451	Capmark Financial Group, Inc. (a)	30,041

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
16	General Maritime Corp. (a) (i)	491

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
165	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a)	3,352

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., ADR (a) (i)	33

	Paper & Forest Products — 0.0% (g)
176	Resolute Forest Products, (Canada) (a)	2,065

	Total Materials	5,450

	Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
1,072	Dynegy, Inc. (a)	19,828
33	Somerset Cayuga Holding Co., Inc. (a) (i)	593

	Total Utilities	20,421

	Total Common Stocks (Cost $86,746)	81,394

Preferred Stocks — 0.5%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
350	General Motors Co., 4.750%, 12/01/13 (m)	14,165

	Financials — 0.4%
	Commercial Banks — 0.1%
160	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	9,080

	Consumer Finance — 0.2%
29	Ally Financial, Inc., 7.000%, 01/02/13 ($1,000 par value) @ (e) (m)	28,240

	Diversified Financial Services — 0.0% (g)
156	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	4,053

	Insurance — 0.1%
9	XLIT Ltd., (Cayman Islands), VAR, 3.454%, 10/29/49	7,000

	Total Financials	48,373

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
38	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., 11.000% (a) (i)	917

	Total Preferred Stocks (Cost $61,729)	63,455

PRINCIPAL AMOUNT
Loan Participations & Assignments — 7.1%
	Consumer Discretionary — 2.6%
	Auto Components — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
1,350	VAR, 6.500%, 07/29/17	1,343
689	VAR, 6.500%, 07/29/17	684

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Auto Components — Continued
3,265	Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	3,298

		5,325

	Automobiles — 0.4%
46,793	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	47,793

	Broadcasting & Cable TV — 0.0% (g)
558	Yankee Cable, Term Loan B, VAR, 5.250%, 08/26/16	563

	Diversified Consumer Services — 0.1%
734	Realogy Corp., Extended Synthetic Commitments, VAR, 4.464%, 10/10/16	733
13,023	Realogy Corp., Extended Term Loan, VAR, 4.459%, 10/10/16	12,999
84	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.214%, 10/10/13	82

		13,814

	Gaming — 0.8%
6,192	Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18	6,237
34,355	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.458%, 01/28/18 ^	30,772
3,996	Caesars Entertainment Operating Co., Inc., Term B-1 Loan, VAR, 3.208%, 01/28/15	3,871
2,312	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.208%, 01/28/15 ^	2,240
	Caesars Entertainment Operating Co., Inc., Term B-3 Loan,
1,589	VAR, 01/28/15 ^	1,539
4	VAR, 01/28/15 ^	4
31,948	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	31,908
2,175	Graton Economic Development, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	2,231
	Isle of Capri Casinos, Inc., Term Loan B,
5,705	VAR, 4.750%, 11/01/13	5,769
195	VAR, 4.750%, 11/01/13	197
1,682	Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/29/18	1,657
13,100	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	13,329
5,655	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	5,796

		105,550

	Hotels, Restaurants & Leisure — 0.3%
9,125	Boyd Gaming Corp., Term Loan, VAR, 3.709%, 12/17/15	9,129
	FOCUS Brands, Inc., 1st Lien Term Loan,
45	VAR, 6.250%, 02/21/18	45
2,304	VAR, 6.250%, 02/21/18	2,327
18	VAR, 6.250%, 02/21/18	18
113	VAR, 7.250%, 02/21/18	114
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 0.000%, 06/06/14	96
1,127	Fontainebleau Las Vegas, Initial Term Loan, VAR, 0.000%, 06/06/14	192
3,579	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	3,606
	MTL Publishing LLC, Term B Loan,
1,242	VAR, 5.500%, 06/29/18	1,254
329	VAR, 5.500%, 06/29/18	332
	NPC International, Term Loan,
640	VAR, 5.250%, 12/28/18	642
440	VAR, 5.250%, 12/28/18	441
	Six Flags Theme Parks, Inc., Tranche B Term Loans,
10,274	VAR, 4.250%, 12/20/18	10,311
6,121	VAR, 4.250%, 12/20/18	6,143
2,405	VAR, 4.250%, 12/20/18	2,413
2,700	Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19	2,723

		39,786

	Household Durables — 0.1%
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan,
108	VAR, 5.000%, 10/01/19	108
579	VAR, 5.000%, 10/01/19	579
1,122	VAR, 5.000%, 10/01/19	1,121
813	VAR, 5.000%, 10/01/19	812
108	VAR, 5.000%, 10/01/19	108
108	VAR, 5.000%, 10/01/19	108
	Targus, 1st Lien Term Loan,
12	VAR, 11.000%, 05/24/16	13
4,925	VAR, 11.000%, 05/24/16	4,974
	Yankee Candle Co., Inc. (The), 1st Lien Term Loan,
2,708	VAR, 5.250%, 04/02/19	2,732
166	VAR, 5.250%, 04/02/19	167
112	VAR, 5.250%, 04/02/19	113

		10,835

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Leisure Equipment & Products — 0.0% (g)
	Freedom Group, Inc., Term B Loan,
5,326	VAR, 5.500%, 04/19/19	5,366
13	VAR, 6.500%, 04/19/19	13

		5,379

	Media — 0.7%
9,970	Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14	7,593
22,566	Clear Channel Communications, Inc., Term Loan B, VAR, 3.859%, 01/29/16 ^	18,306
9,347	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	9,382
	Entercom Radio LLC, Term Loan,
626	VAR, 5.000%, 11/23/18	628
4,320	VAR, 5.000%, 11/23/18	4,332
58	VAR, 6.000%, 11/23/18	58
2,743	Entercom Radio LLC, Tranche B-1 Loan, VAR, 5.250%, 01/11/19	2,769
	Gray Television, Inc., 1st Lien Term Loan,
29	VAR, 4.750%, 10/12/19	29
184	VAR, 4.750%, 10/12/19	184
587	VAR, 4.750%, 10/12/19	589
15	VAR, 4.750%, 10/12/19	15
4,551	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	4,566
638	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	639
650	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	658
16,465	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	16,520
5,137	Radio One, Term Loan, VAR, 7.500%, 03/31/16	5,176
10,605	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.459%, 03/31/17	10,351
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 0.000%, 12/21/15 (i)	3,778
3,498	Warner Music Group Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18	3,524

		89,097

	Specialty Retail — 0.2%
2,716	99 Cents Only Stores, Tranche B-1 Loan, VAR, 5.250%, 01/11/19	2,742
930	Collective Brands, Inc., (Payless Shoesource) Term Loan, VAR, 7.250%, 10/09/19	939
	Gymboree Corp., Initial Term Loan, (A&R)
4,290	VAR, 5.000%, 02/23/18	4,138
423	VAR, 5.000%, 02/23/18	408
	J. Crew, 1st Lien Term Loan,
6,674	VAR, 4.500%, 03/07/18	6,685
3,329	VAR, 4.500%, 03/07/18	3,334
3,145	VAR, 4.500%, 03/07/18	3,151
4,500	Neiman Marcus, Extended Term Loan, VAR, 4.750%, 05/16/18	4,499
	Petco, New Loans,
2,476	VAR, 4.500%, 11/24/17	2,487
412	VAR, 4.500%, 11/24/17	414
412	VAR, 4.500%, 11/24/17	414
412	VAR, 4.500%, 11/24/17	414
412	VAR, 4.500%, 11/24/17	414
412	VAR, 4.500%, 11/24/17	414
412	VAR, 4.500%, 11/24/17	414

		30,867

	Total Consumer Discretionary	349,009

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
	Rite Aid Corp., Tranche 2 Term Loan,
1,748	VAR, 1.960%, 06/04/14	1,732
1,762	VAR, 1.960%, 06/04/14	1,746
1,464	VAR, 1.960%, 06/04/14	1,450
9,057	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	9,134

		14,062

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
2,426	VAR, 7.000%, 12/19/17	2,435
31	VAR, 7.000%, 12/19/17	31

		2,466

	Household Products — 0.1%
	Spectrum Brands, 1st Lien Term Loan,
701	VAR, 5.000%, 06/17/16	705
6,822	VAR, 5.000%, 06/17/16	6,862
5,254	VAR, 5.000%, 06/17/16	5,286
190	VAR, 6.250%, 06/17/16	191

		13,044

	Total Consumer Staples	29,572

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
2,290	Alon USA Energy, Inc., 2nd Lien Term Loan, VAR, 11/08/18 ^	2,301
13,672	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	13,792
10,494	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	10,539
6,428	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	6,551
	Patriot Coal, DIP Term Loan,
812	VAR, 9.250%, 10/02/13	815
1,624	VAR, 9.250%, 10/02/13	1,629

	Total Energy	35,627

	Financials — 0.5%
	Capital Markets — 0.1%
6,725	Walter Investment Corp., Term Loan, VAR, 11/30/17 ^	6,729

	Consumer Finance — 0.1%
10,360	GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13	10,364
1,375	GMACM, Term A-2 Loan, VAR, 6.750%, 11/18/13	1,382

		11,746

	Diversified Financial Services — 0.1%
4,246	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	4,267
8,100	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	8,141

		12,408

	Insurance — 0.2%
3,050	Asurion LLC, Term Loan, VAR, 4.750%, 07/23/17	3,064
29,335	Flying Fortress, Term Loan, VAR, 5.000%, 06/30/17	29,647
398	USI Holdings, Series C, New Term Loan, VAR, 7.000%, 05/05/14	398

		33,109

	Thrifts & Mortgage Finance — 0.0% (g)
2,247	Homeward Residential, Inc., Initial Term Loan, VAR, 8.250%, 08/08/17	2,247

	Total Financials	66,239

	Health Care — 1.1%
	Health Care Equipment & Supplies — 0.0% (g)
2,900	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	2,920

	Health Care Providers & Services — 0.5%
3,175	CHG Healthcare Services, Inc., Tem Loan, VAR, 5.000%, 11/19/19	3,167
614	Community Health Systems, Inc., Non Extended B-1 Term Loan, VAR, 2.459%, 07/25/14	616
3,000	HCA, Inc., Term B-3 Loan, VAR, 3.459%, 05/01/18	3,002
13,275	HMA, Term Loan B, VAR, 4.500%, 11/16/18	13,391
9,891	IASIS Healthcare LLC, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	9,907
6,332	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	5,968
19,390	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	19,317
1,895	U.S. Renal Care, 1st Lien Term Loan, VAR, 6.250%, 07/03/19	1,914
7,586	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,636

		64,918

	Pharmaceuticals — 0.6%
8,259	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	8,256
	Aptalis Pharma, Inc., Term Loan,
28,341	VAR, 5.500%, 02/10/17	28,332
3,056	VAR, 5.500%, 02/10/17	3,055
	Capsugel Holdings, Inc., Term Loan,
8,902	VAR, 4.750%, 08/01/18	8,971
2,431	VAR, 4.750%, 08/01/18	2,450
	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
2,814	VAR, 5.250%, 09/15/17	2,844
5,477	VAR, 5.250%, 09/15/17	5,534
2,361	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.209%, 09/15/16	2,364
EUR 8,284	Catalent Pharma Solutions, Inc., Term Loan B, VAR, 2.357%, 04/10/14	10,719

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Pharmaceuticals — Continued
4,475	Par Pharmaceutical, Inc., Term Loan, VAR, 5.000%, 09/28/19	4,460

		76,985

	Total Health Care	144,823

	Industrials — 0.5%
	Airlines — 0.1%
5,800	Delta Air Lines, Inc., Term B-1 Loan, VAR, 5.250%, 10/18/18 ^	5,822
9,852	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	9,815

		15,637

	Building Products — 0.0% (g)
638	Nortek, Inc., 1st Lien Term Loan, VAR, 5.250%, 04/26/17	641
1,398	Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18	1,410
3,030	Wilsonart International, Term Loan, VAR, 5.500%, 10/31/19	3,045

		5,096

	Commercial Services & Supplies — 0.1%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
983	VAR, 5.459%, 06/30/17	905
718	VAR, 5.459%, 06/30/17	661
351	VAR, 5.459%, 06/30/17	324
291	VAR, 5.459%, 06/30/17	268
	Harland Clarke Holdings Corp., Non-Extended Tranche B-1 TL,
378	VAR, 2.709%, 06/30/14	363
276	VAR, 2.709%, 06/30/14	265
135	VAR, 2.709%, 06/30/14	130
112	VAR, 2.709%, 06/30/14	108
11,746	Waste Industries USA, Inc., Term B Loan, VAR, 4.750%, 03/17/17	11,775

		14,799

	Industrial Conglomerates — 0.0% (g)
1,260	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,259

	Industrial Machinery — 0.1%
4,875	Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	4,918
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,942

		9,860

	Machinery — 0.0% (g)
3,170	Colfax Corp., Term Loan, VAR, 4.500%, 01/11/19	3,209

	Road & Rail — 0.1%
3,750	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	3,748
	Swift Transportation Co., Tranche B-2 Term Loan,
966	VAR, 5.000%, 12/21/17	973
3,074	VAR, 5.000%, 12/21/17	3,097
1,001	VAR, 5.000%, 12/21/17	1,009
390	VAR, 5.000%, 12/21/17	393

		9,220

	Trading Companies & Distributors — 0.1%
7,800	SCH Group Ltd., 1st Lien Term B Loan, VAR, 04/28/17 ^	7,689
6,500	Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	5,883

		13,572

	Total Industrials	72,652

	Information Technology — 1.0%
	Communications Equipment — 0.2%
3,302	Avaya, Inc., Term Loan B1, VAR, 3.062%, 10/24/14	3,110
16,633	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.812%, 10/26/17 ^	14,545
	Syniverse Holdings, Inc., Initial Term Loan,
24	VAR, 5.000%, 04/23/19	24
9,453	VAR, 5.000%, 04/23/19	9,500

		27,179

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,405	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	4,350

	Internet Software & Services — 0.3%
14,959	Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	14,921
9,450	Sabre, Inc., Term Loan B Extended, VAR, 5.959%, 09/30/17	9,468
7,614	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	7,646
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,330

		36,365

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	IT Services — 0.3%
1,525	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.958%, 05/09/17	1,520
900	First Data Corp., 2018 B Term Loan, VAR, 5.208%, 03/24/17	880
34,922	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.208%, 03/26/18 ^	33,228
41	First Data Corp., Non-Extended B-1 3/12 Term, VAR, 2.958%, 09/24/14	41
171	First Data Corp., Non-Extended B-3 3/12 Term, VAR, 2.958%, 09/24/14	171
1,488	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.097%, 01/30/17 (i)	1,484

		37,324

	Semiconductors & Semiconductor Equipment — 0.2%
10,981	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.462%, 12/01/16	10,643
7,796	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	7,923
11,318	NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	11,389

		29,955

	Software — 0.0% (g)
	Attachmate Corp., 1st Lien Term Loan,
93	VAR, 7.250%, 11/22/17	94
4,764	VAR, 7.250%, 11/22/17	4,809

		4,903

	Total Information Technology	140,076

	Materials — 0.3%
	Chemicals — 0.1%
1,830	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	1,858
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.112%, 11/15/14	2,492
12,147	Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17	11,625

		15,975

	Construction Materials — 0.0% (g)
5,492	Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18	5,479

	Containers & Packaging — 0.1%
	Reynolds Group Holdings, U.S. Term Loan,
5,864	VAR, 4.750%, 09/28/18	5,907
5,033	VAR, 4.750%, 09/28/18	5,070
3,073	VAR, 4.750%, 09/28/18	3,095
2,325	Southern Graphics, Inc., Term Loan, VAR, 6.000%, 10/17/19	2,322

		16,394

	Metals & Mining — 0.1%
6,435	Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17	6,413
4,965	FMG Resources August 2006 Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	4,977

		11,390

	Total Materials	49,238

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.0% (g)
2,843	Zayo Group, Term Loan, VAR, 5.250%, 07/02/19	2,860

	Wireless Telecommunication Services — 0.1%
	MetroPCS Wireless, Inc., Term Loan B2,
2,953	VAR, 4.071%, 11/03/16	2,965
1,488	VAR, 4.071%, 11/03/16	1,494

		4,459

	Total Telecommunication Services	7,319

	Utilities — 0.5%
	Independent Power Producers & Energy Traders — 0.5%
6,829	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	7,048
18,004	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	18,742
	Texas Competitive Electric, Extended Term Loan,
20,620	VAR, 4.709%, 10/10/17	13,414
6,237	VAR, 4.810%, 10/10/17	4,058
4,315	VAR, 4.810%, 10/10/17	2,807
	Texas Competitive Electric, Non-Extended Term Loan,
17,331	VAR, 3.709%, 10/10/14	11,857
5,242	VAR, 3.810%, 10/10/14	3,587
3,627	VAR, 3.810%, 10/10/14	2,482

	Total Utilities	63,995

	Total Loan Participations & Assignments (Cost $957,138)	958,550

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
481	expiring 7/10/2016 (Strike Price $10.00) (a)	8,047
481	expiring 7/10/2019 (Strike Price $18.33) (a)	5,087

		13,134

	Specialty Retail — 0.0%
209	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	13,134

	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $17,235)	13,134

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
51,319	Expiring 01/07/13. If exercised the Fund pays semi-annually 2.090% and receives quarterly floating 3 month LIBOR terminating 01/09/23, European Style. Counterparty: Credit Suisse International (r) (Cost $327)	19

PRINCIPAL AMOUNT
Short-Term Investments — 43.5%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
6,405	0.112%, 01/17/13 (k) (n)	6,405
9,400	0.115%, 03/21/13 (k) (n)	9,397

	Total U.S. Treasury Obligations (Cost $15,801)	15,802

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 43.4%
5,826,515	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m)

	(Cost $5,826,515)	5,826,515

	Total Short-Term Investments (Cost $5,842,316)	5,842,317

	Total Investments — 103.3% (Cost $13,563,291)	13,887,448
	Liabilities in Excess of Other Assets — (3.3)%	(446,729)

	NET ASSETS — 100.0%	$13,440,719

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(377,478)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/42	(409,151)

	(Proceeds received of $411,471)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,042	90 Day Eurodollar	09/15/14	508,152	379
	Short Futures Outstanding
(273)	Euro Bund	12/06/12	(50,697)	(395)
(1,530)	90 Day Eurodollar	03/18/13	(381,276)	(1,942)
(646)	10 Year U.S. Treasury Note	03/19/13	(86,332)	(309)
(1,470)	30 Year U.S. Treasury Bond	03/19/13	(220,592)	14
(1,547)	2 Year U.S. Treasury Note	03/28/13	(341,041)	(75)
(1,816)	5 Year U.S. Treasury Note	03/28/13	(226,489)	(160)
(1,530)	90 Day Eurodollar	06/17/13	(381,219)	(1,909)
(890)	30 Day Federal Funds	06/28/13	(370,363)	(95)
(526)	30 Day Federal Funds	07/31/13	(218,888)	(115)
(390)	90 Day Eurodollar	09/16/13	(97,159)	(314)
(390)	90 Day Eurodollar	12/16/13	(97,139)	(143)
(409)	90 Day Eurodollar	12/17/13	(101,928)	(139)
(171)	90 Day Eurodollar	03/17/14	(42,583)	(13)
(2,042)	90 Day Eurodollar	09/14/15	(506,952)	(743)

				(5,959)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,930,000	AUD	Royal Bank of Scotland	03/22/13	7,011	7,172	161

7,104,000	CAD	Credit Suisse International	01/11/13	7,140	7,146	6
3,465,000	CAD	Citibank, N.A.	01/22/13	3,541	3,484	(57)

4,953,000	EUR	Deutsche Bank AG	01/25/13	6,134	6,445	311
6,977,000	EUR	Union Bank of Switzerland AG	02/28/13	8,983	9,082	99

3,444,000	GBP	Union Bank of Switzerland AG	01/02/13	5,490	5,518	28
3,863,000	GBP	Deutsche Bank AG	01/25/13	5,989	6,188	199

71,704,000	MXN	Royal Bank of Scotland	02/01/13	5,515	5,513	(2)
90,493,000	MXN	Morgan Stanley	02/28/13	6,852	6,941	89

9,988,000	TRY	Royal Bank of Scotland	12/03/12	5,532	5,589	57
9,988,000	TRY	Union Bank of Switzerland AG	01/31/13	5,532	5,549	17

46,081,000	ZAR	Royal Bank of Scotland	01/02/13	5,512	5,159	(353)
30,146,000	ZAR	Morgan Stanley	03/22/13	3,572	3,339	(233)
30,145,000	ZAR	Union Bank of Switzerland AG	03/22/13	3,435	3,339	(97)

				80,238	80,464	225

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,870,000	AUD	Credit Suisse International	01/11/13	7,134	7,148	(14)
3,465,000	AUD	Morgan Stanley	03/22/13	3,568	3,586	(18)
3,465,000	AUD	Union Bank of Switzerland AG	03/22/13	3,506	3,586	(80)

9,162,000	CAD	Credit Suisse International	01/09/13	9,215	9,216	(1)

115,764,000	EUR	Credit Suisse International	01/09/13	149,621	150,616	(995)
4,953,000	EUR	Deutsche Bank AG	01/25/13	6,002	6,445	(443)
13,730,400	EUR	Deutsche Bank AG	02/28/13	17,265	17,873	(608)
13,953,000	EUR	Union Bank of Switzerland AG	02/28/13	18,164	18,162	2

3,444,000	GBP	Royal Bank of Scotland	12/03/12	5,577	5,517	60
3,444,000	GBP	Royal Bank of Scotland	01/02/13	5,577	5,518	59
27,517,000	GBP	Royal Bank of Scotland	01/09/13	44,000	44,084	(84)
3,863,000	GBP	Deutsche Bank AG	01/25/13	6,008	6,189	(181)
3,444,000	GBP	Union Bank of Switzerland AG	01/31/13	5,508	5,517	(9)
3,444,000	GBP	Royal Bank of Scotland	02/01/13	5,576	5,517	59

90,493,000	MXN	Royal Bank of Scotland	02/28/13	6,758	6,941	(183)

214,981,000	NOK	Royal Bank of Scotland	01/09/13	37,752	37,901	(149)

46,081,000	ZAR	Royal Bank of Scotland	01/02/13	5,390	5,160	230
60,291,000	ZAR	Royal Bank of Scotland	03/22/13	6,831	6,677	154

				343,452	345,653	(2,201)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585%		13,850	(786)	(318)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		3,300	(30)	(1,142)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/17	2.137		17,200	895	(746)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		3,200	(441)	334
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		13,700	(1,910)	1,978
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		6,900	(962)	995
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		6,750	(941)	941
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		13,000	(15)	(69)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		7,000	(8)	(31)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		7,000	(8)	(48)
Barclays Bank plc:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/17	3.051		27,350	2,538	(2,455)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		3,300	(187)	(128)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		136,100	(3,245)	500
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	12/20/17	0.962	EUR	20,700	(105)	(396)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		68,750	(183)	176
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		137,650	(366)	352
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		12,050	(14)	18
BNP Paribas:
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		3,400	10	(58)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		3,500	(483)	306
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		3,500	(483)	284
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		6,500	(59)	(1,099)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		1,300	(12)	(245)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		6,850	19	(176)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		10,500	(1,448)	834
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		3,500	(483)	337
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		16,250	(538)	177
Deutsche Bank AG, New York:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		3,300	(187)	(128)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		3,250	(30)	(1,092)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	12/20/17	1.435		17,400	333	(575)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		34,200	(815)	162
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		17,150	(2,391)	2,426
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	16,250	2	(327)
Morgan Stanley Capital Services:
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		3,500	(483)	284
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	0.893		3,300	(210)	(128)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/17	1.118		34,450	132	(86)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.261		207,700	(3)	(4,780)
Goodrich Corp., 6.290%, 07/01/16	1.000% quarterly	03/20/17	0.137		6,430	(251)	295
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		17,150	48	(312)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	12/20/17	0.862		13,800	(122)	161
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	32,450	3	(720)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		16,250	(538)	189

						(13,757)	(4,310)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683%		17,550	(1,944)	339
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683		10,550	(1,168)	221
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	0.987		293,800	(768)	561
iTraxx Europe 17.1	5.000% quarterly	06/20/17	4.275	EUR	24,350	(1,209)	(364)
Barclays Bank plc:
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		85,875	(11,301)	11,284
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		103,050	(13,561)	13,537
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		48,625	(6,399)	6,173
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		34,350	(4,520)	4,492
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.827		14,100	9,427	(7,999)
BNP Paribas:
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		37,600	(369)	(191)
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		35,950	(353)	(183)
Citibank, N.A.:
CMBX.NA.BBB.4	5.000% monthly	02/17/51	66.949		6,900	3,814	(5,854)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	66.949		10,550	5,831	(8,434)
MCDX.NA.19.V1	1.000% quarterly	12/20/17	1.565		120,050	2,694	(3,484)
Credit Suisse International:
CMBX.NA.BBB.5	5.000% monthly	02/15/51	59.416		6,900	3,986	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.193		5,700	131	(1,097)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.424		7,060	2,830	(2,876)
iTraxx Europe 18.1	5.000% quarterly	12/20/17	4.963	EUR	32,650	(489)	(819)
Morgan Stanley Capital Services:
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.424		14,100	5,651	(5,568)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.424		30	12	(2,744)
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.827		7,050	4,713	(4,088)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.714		17,100	847	(2,773)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	2.152		17,150	3,322	(2,139)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	0.193		12,100	1,185	(3,595)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.193		8,800	862	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.193		1,500	147	(277)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.193		17,700	408	(1,105)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	1.263		22,500	448	(767)

						4,227	(26,615)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285%		13,000	(128)	252
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		7,000	(69)	152
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		7,000	(69)	142
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	0.626		7,000	163	(38)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	0.626		7,000	163	(54)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103		6,500	154	30
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	6.961		1,920	(11)	71
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966		3,500	(60)	536
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674		13,250	607	99
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674		12,950	593	101
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		6,500	213	(42)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		5,400	177	(4)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		3,200	105	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		3,150	103	(34)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		1,960	64	(17)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160		30,800	2,924	(3,072)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160		13,700	1,301	(1,268)
Barclays Bank plc:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		12,050	(119)	174
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	2.737		10,450	236	1,210
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	2.737		6,950	157	892
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856		6,900	(94)	363
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262		6,700	(419)	416
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.674	EUR	25,900	1,151	2,017
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	0.674	EUR	12,900	573	990
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		6,850	85	(20)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		6,850	85	(29)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		3,500	44	118
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		1,400	17	25
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882		13,350	98	109
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497		4,750	59	750
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473		10,500	218	963
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749		13,350	375	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749		10,050	282	362
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749		3,150	88	485
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/17	7.946		37,600	(4,020)	3,447
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915		1,400	17	92
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		6,830	(329)	594
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		2,950	(142)	213
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288		5,450	(396)	233
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103		3,100	73	78
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616		3,400	(397)	443
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288		2,110	(153)	246
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		3,450	(394)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		3,450	(394)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		3,450	(394)	229
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196		6,850	(842)	569

SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	6,850	(842)	547
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	5,350	(658)	494
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	3,300	(406)	314
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	0.626	6,850	85	33
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	0.932	6,950	227	153
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	13,350	(181)	336
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	10,200	(138)	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	6,900	(94)	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	6,700	(91)	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	1,800	(24)	43
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564	3,500	44	118
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881	6,850	65	188
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	13,350	98	54
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,150	23	80
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,150	23	44
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,150	23	36
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	3,200	147	127
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	4.007	10,250	329	383
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	4.007	1,400	45	66
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,900	85	401
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,850	84	417
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,850	84	356
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616	6,850	(800)	1,025
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149	6,950	(793)	328
Credit Suisse International:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	12/20/12	0.931	3,450	42	75
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881	3,450	33	99
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	7,000	145	431
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,500	73	305
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,500	73	216
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	3,300	40	232
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	09/20/13	15.565	650	(44)	32
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	6,700	(824)	567
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	2,000	(246)	206
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	0.626	6,900	161	(51)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	2.400	9,600	1,006	(415)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	32,300	764	67
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	32,050	758	108
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	22,500	532	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	19,400	459	78
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	5,900	140	79
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	6.961	1,435	(8)	47
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	4.091	12,800	221	537
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	6,550	(410)	281
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	16,700	123	230
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	13,400	98	242
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,750	50	149
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,750	50	86
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,700	49	91
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,700	49	88
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,700	49	44

iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	06/20/13	1.060	3,450	110	68
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	1,390	17	216
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	7,050	146	833
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	9,650	271	1,330
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	6,700	188	263
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	6,400	180	1,049
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,300	93	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,250	91	397
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,200	90	468
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,150	88	516
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,150	88	514
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,150	88	444
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,150	88	415
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	6,950	85	138
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	3,500	43	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	6,900	331	366
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	3,475	167	211
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	4.007	6,900	222	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,950	85	462
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	2.168	12,900	692	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	2.447	5,100	283	256
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	2.933	10,300	378	629
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	2.933	3,200	117	169
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149	6,950	(793)	328
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	2.400	6,350	665	(152)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	13,350	316	197
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	5.882	6,550	48	121
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	2.737	2,900	65	23
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	6.856	6,900	(94)	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	8.263	10,020	(387)	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	10,900	(682)	416
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	6,550	(410)	273
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	6,550	(410)	250
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,700	49	60
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,350	25	60
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,350	25	44
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	4,900	61	798
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	2,070	26	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,500	73	398
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,500	73	239
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,350	69	206
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	2,750	57	229
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	3,450	42	16
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	3,450	42	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	10,400	499	529
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	6,575	301	22
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	4,100	188	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	3,200	147	119
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	15.512	6,850	(310)	471
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	15.512	3,400	(154)	227
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	15.512	3,400	(154)	216
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,850	84	340

SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	6,900	(849)	570
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	3,200	(394)	284
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	5.882	10,100	74	156
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881	3,400	32	248
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	2.737	9,700	219	(105)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,700	49	43
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	6,150	45	63
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	3,300	24	81
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	3,650	76	715
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	1,380	29	331
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	0.626	3,450	80	(18)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	2.513	35,350	3,744	(94)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/17	2.825	28,650	3,196	(2,698)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	16,400	(1,027)	647
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	6,900	(432)	659
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564	6,850	85	82
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564	5,550	69	59
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	4,900	61	773
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	3,400	42	503
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	3,350	42	859
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	3,100	39	703
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,450	97	459
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,200	90	538
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	3,150	88	529
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	0.360	10,920	392	(788)
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966	1,390	(24)	192
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	2,050	25	41
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	18,350	840	97
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	9,850	451	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	9,650	442	72
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	15.591	6,820	(614)	922
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	6,850	84	390
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616	17,150	(2,004)	2,168
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149	6,950	(793)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994	3,400	(164)	311
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288	7,090	(515)	1,056
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288	3,050	(222)	457
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	17,150	(1,958)	915
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	6,950	(793)	353
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	6,950	(793)	260
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	6,850	(782)	421
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	10,350	(1,273)	805
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	6,700	(824)	682

					2,769	53,748

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18.V2	5.000% quarterly	06/20/17	4.693%		34,720	758	165
CDX.NA.IG.19.V1*	1.000% quarterly	12/20/17	0.987		137,650	360	(263)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	11.131		14,100	(10,953)	9,830
Citibank N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	5.260		20,000	(9,139)	12,991
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	4.968		11,500	(5,255)	7,675
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	4.968		9,200	(4,204)	12,395
CMBX.NA.A.2	0.250% monthly	03/15/49	4.968		14,500	(9,235)	6,814
CMBX.NA.AJ.4	0.960% monthly	02/17/51	3.057		17,400	(6,021)	5,628
Deutsche Bank AG New York:
CMBX.NA.A.2	0.250% monthly	03/15/49	5.260		6,975	(4,443)	3,522
Morgan Stanley Capital Services:
CMBX.NA.A.2	0.250% monthly	03/15/49	5.260		6,975	(4,443)	3,522
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.197		17,100	(2,524)	5,595
CMBX.NA.A.3	0.620% monthly	12/13/49	11.131		7,050	(5,476)	4,932
iTraxx Europe 9.1	1.750% quarterly	06/20/18	0.608	EUR	17,500	(427)	616
Union Bank of Switzerland AG:
iTraxx Europe 9.1	1.750% quarterly	06/20/18	0.608	EUR	34,750	(848)	1,250

						(61,850)	74,672

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(500)
Bank of America	2.138% semi-annually	3 month LIBOR quarterly	02/23/22	17,145	(1,011)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(992)
Barclays Bank plc	2.314% semi-annually	3 month LIBOR quarterly	11/02/21	18,312	(1,328)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	16,300	(1,432)
Barclays Bank plc	2.812% semi-annually	3 month LIBOR quarterly	10/30/22	88,468	(835)
Citibank, N.A.	2.835% semi-annually	3 month LIBOR quarterly	09/25/22	76,840	(916)
Credit Suisse International	0.800% semi-annually	3 month LIBOR quarterly	10/09/17	208,885	(953)
Credit Suisse International	2.600% semi-annually	3 month LIBOR quarterly	11/13/22	56,484	49
Deutsche Bank AG, New York	0.635% semi-annually	3 month LIBOR quarterly	07/18/13	8,340	(32)
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	(106)
Deutsche Bank AG, New York	0.800% semi-annually	3 month LIBOR quarterly	10/09/17	208,885	(953)
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	(126)
Morgan Stanley Capital Services	2.020% semi-annually	3 month LIBOR quarterly	03/02/22	17,145	(799)
Morgan Stanley Capital Services	2.166% semi-annually	3 month LIBOR quarterly	03/15/22	17,145	(1,012)

					(10,946)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	19,982	71
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	17,992	64
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	17,800	63
Citibank, N.A.:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	49,000	174
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	45,156	160
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	44,700	158
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	39,000	138
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	37,325	132
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	24,346	86
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	21,284	75
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	19,831	70
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	19,510	69
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	113,600	133
Credit Suisse International:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	25,115	89
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	136
Royal Bank of Scotland:
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	136
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	116,300	136

					1,890

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
MCDX	—	Municipal Bond Credit Default Swap Index
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
TBA	—	To Be Announced
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
†	—	Approximately $81,540,000 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is unsettled as of November 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2012.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$467,744
Aggregate gross unrealized depreciation	(143,587)

Net unrealized appreciation/depreciation	$324,157

Federal income tax cost of investments	$13,563,291

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at November 30, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$24,407	$—	$526		$24,933
Energy	58	—	—		58
Financials	30,041	—	—		30,041
Industrials	—	—	491		491
Information Technology	—	—	—	(a)	—	(a)
Materials	5,417	—	33		5,450
Utilities	19,828	—	593		20,421

Total Common Stocks	79,751	—	1,643		81,394

Preferred Stocks
Consumer Discretionary	—	14,165	—		14,165
Financials	4,053	44,320	—		48,373
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	917		917

Total Preferred Stocks	4,053	58,485	917		63,455

Debt Securities
Asset-Backed Securities	—	173,587	30,519		204,106
Collateralized Mortgage Obligations
Agency CMO	—	607,118	—		607,118
Non-Agency CMO	—	491,295	9,142		500,437

Total Collateralized Mortgage Obligations	—	1,098,413	9,142		1,107,555

Commercial Mortgage-Backed Securities	—	67,592	—		67,592
Convertible Bonds
Consumer Discretionary	—	2,027	1,346		3,373
Materials	—	2,055	—		2,055
Utilities	—	—	1,330		1,330

Total Convertible Bonds	—	4,082	2,676		6,758

Corporate Bonds
Consumer Discretionary	—	1,103,502	14,586		1,118,088
Consumer Staples	—	198,784	—		198,784
Energy	—	281,791	11,344		293,135
Financials	—	656,624	1,586		658,210
Health Care	—	330,890	2,475		333,365
Industrials	—	429,603	70,492		500,095
Information Technology	—	298,438	—		298,438
Materials	—	497,798	10,854		508,652
Telecommunication Services	—	420,907	—		420,907

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	$—	$107,069	$7,761		$114,830

Total Corporate Bonds	—	4,325,406	119,098		4,444,504

Mortgage Pass-Through Securities	—	333,918	—		333,918
Private Placements – Commercial	—	—	102,825		102,825
Private Placements – Residential	—	—	92,500		92,500
U.S. Treasury Obligations	—	556,573	—		556,573
Investment Companies	12,248	—	—		12,248
Loan Participations & Assignments
Consumer Discretionary	—	345,231	3,778		349,009
Consumer Staples	—	29,572	—		29,572
Energy	—	35,627	—		35,627
Financials	—	66,239	—		66,239
Health Care	—	144,823	—		144,823
Industrials	—	72,652	—		72,652
Information Technology	—	138,592	1,484		140,076
Materials	—	49,238	—		49,238
Telecommunication Services	—	7,319	—		7,319
Utilities	—	63,995	—		63,995

Total Loan Participations & Assignments	—	953,288	5,262		958,550

Option Purchased
Payer Options Purchased on Interest Rate Swaps	—	19	—		19
Warrants
Consumer Discretionary	—	13,134	—	(a)	13,134
Industrials	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	5,826,515	—	—		5,826,515
U.S. Treasury Obligations	—	15,802	—		15,802

Total Investments in Securities	$5,922,567	$7,600,299	$364,582		$13,887,448

Liabilities
Debt Security
Mortgage Pass-Through Security	$—	$(409,151)	$—		$(409,151)

Total Liabilities	$—	$(409,151)	$—		$(409,151)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,531	$—		$1,531
Futures Contracts	393	—	—		393
Swaps	—	90,159	—		90,159

Total Appreciation in Other Financial Instruments	$393	$91,690	$—		$92,083

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,507)	$—		$(3,507)
Futures Contracts	(6,352)	—	—		(6,352)
Swaps	—	(70,331)	—		(70,331)

Total Depreciation in Other Financial Instruments	$(6,352)	$(73,838)	$—		$(80,190)

(a) Value is zero.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2012		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2012
Investments in Securities
Asset-Backed Securities	—		—	328	—	31,748		(1,557)	—	—	30,519
Collateralized Mortgage Obligations - Non-Agency	—		—	26	—	9,116		—	—	—	9,142
Common Stocks - Consumer Discretionary	—		—	—	—	526		—	—	—	526
Common Stocks - Industrials	—		—	164	—	327		—	—	—	491
Common Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Materials	20		—	13	—	—		—	—	—	33
Common Stocks - Utilities	—		—	99	—	494		—	—	—	593
Convertible Bonds - Consumer Discretionary	—		—	—	—	1,346		—	—	—	1,346
Convertible Bonds - Utilities	—		—	—	—	1,330		—	—	—	1,330
Corporate Bonds - Consumer Discretionary	2,887		(1,869)	(4,010)	134	19,078		(1,634)	—	—	14,586
Corporate Bonds - Energy	11,412		—	(68)	—	—		—	—	—	11,344
Corporate Bonds - Financials	1,161		721	443	1	—		(1,420)	680	—	1,586
Corporate Bonds - Health Care	—		—	14	(1)	—		—	2,462	—	2,475
Corporate Bonds - Industrials	—		—	2,230	307	2,270		(4,411)	70,096	—	70,492
Corporate Bonds - Information Technology	8,525		—	—	—	—		—	—	(8,525)	—
Corporate Bonds - Materials	13,611		54	387	133	9,223		(11,906)	—	(648)	10,854
Corporate Bonds - Utilities	—		(9,616)	13,757	15	981		(20,858)	23,482	—	7,761
Loan Participations & Assignments - Consumer Discretionary	—		—	(932)	—	4,710		—	—	—	3,778
Loan Participations & Assignments - Information Technology	3,848		—	47	13	—		(2,424)	—	—	1,484
Preferred Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks - Materials	959		—	(42)	—	—		—	—	—	917
Private Placements - Commercial Loans	62,760		—	65	—	40,000		—	—	—	102,825
Private Placements - Residential Loans	70,000		—	—	—	22,500		—	—	—	92,500
Warrants - Consumer Discretionary	—		—	(2)	—	2		—	—	—	—	(a)
Warrants - Industrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$175,183		$(10,710)	$12,519	$602	$143,651		$(44,210)	$96,720	$(9,173)	$364,582

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $10,909,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 11/30/2012		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)

	$232		Market Comparable Companies	EBITDA Multiple (a)	5.40x - 6.90x (6.71x)
				Discount for lack of marketability (b)	25% - 30% (29.30%)
	816		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
				Bond To Equity Conversion Price	$3.50 (N/A)

Common Stock	1,048

	918		Discounted Cash Flow	Discount for lack of marketability (b)	17.50% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	918

	10,291		Market Comparable Companies	EBITDA Multiple (a)	5.50x - 6.90x (6.27x)
				Discount for lack of marketability (b)	25% - 30% (27.75%)
	1,330		Issuance Price	Percent of Par	100% (N/A)

Corporate Bond	11,621

	0		Intrinsic Value	Issue Price vs. Strike Price	N/A

Warrants	0

Total	13,587

#	The table above does not include level 3 securities that are valued by brokers. At 11/30/12, the value of these securities was approximately $350,993,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome, liquidity discount, and probability of default may decrease (increase) the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Security — 0.2%
138	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e) (Cost $129)	138

Corporate Bonds — 0.2%
	Consumer Discretionary — 0.1%
	Gaming — 0.1%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e)	99

	Materials — 0.1%
	Containers & Packaging — 0.1%
36	Constar International, Inc., 11.000%, 12/31/17 (i)	36

	Total Corporate Bonds (Cost $135)	135

Municipal Bonds — 81.4% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	258

	Alaska — 1.0%
	Other Revenue — 1.0%
250	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.000%, 06/01/40	264
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	389
150	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	150

	Total Alaska	803

	Arizona — 2.7%
	Education — 0.5%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	349
45	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	45

		394

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	113

	Other Revenue — 1.3%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	271
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	206
510	Phoenix-Mesa Airport Authority, Mesa Project, Rev., 4.000%, 07/01/20	557

		1,034

	Water & Sewer — 0.8%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	663

	Total Arizona	2,204

	Arkansas — 0.2%
	Housing — 0.2%
120	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	127

	California — 4.2%
	General Obligation — 1.4%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, GO, AGM, Zero Coupon, 08/01/30	93
100	Escondido Union High School District, Capital Appreciation, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	69
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	107
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	443
135	San Mateo Union High School District, GO, BAN, Zero Coupon, 02/15/15	133
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	48
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	251

		1,144

	Hospital — 0.2%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	110

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.0% (g)
20	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	21

	Other Revenue — 1.6%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	303
350	Los Angeles Department of Water & Power, Water System, Series A, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	398
500	Los Angeles Department of Water & Power, Waterworks, Series B, Rev., 5.000%, 07/01/43	593

		1,294

	Prerefunded — 0.7%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	335
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	247

		582

	Utility — 0.3%
200	Los Angeles Department of Water & Power System, Subseries A-1, Rev., 5.250%, 07/01/38	238

	Total California	3,389

	Colorado — 1.9%
	General Obligation — 1.4%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
125	GO, 5.250%, 12/15/20	162
435	GO, 5.250%, 12/15/22	575
300	Pueblo County, Judicial Complex Project, GO, COP, AGM, 5.000%, 09/15/20	371

		1,108

	Housing — 0.1%
65	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	68

	Other Revenue — 0.4%
270	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	336

	Total Colorado	1,512

	Connecticut — 1.8%
	Other Revenue — 1.8%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	52
	Connecticut State Health & Educational Facility Authority, Yale University,
500	Series Z-1, Rev., 5.000%, 07/01/42	558
500	Series Z-2, Rev., 5.050%, 07/01/42	577
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	244

	Total Connecticut	1,431

	Delaware — 0.1%
	Housing — 0.1%
70	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	71

	District of Columbia — 1.1%
	Certificate of Participation/Lease — 0.1%
75	Washington Convention Center Authority, Senior Lien, Series A, Rev., COP, AMBAC, 5.000%, 10/01/13	78

	Other Revenue — 1.0%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	120
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	126
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	218
230	District of Columbia, Tax Increment, Refunding Gallery Place Project, Tax Allocation, Rev., 4.000%, 06/01/15	245
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	121

		830

	Total District of Columbia	908

	Florida — 7.8%
	General Obligation — 1.5%
30	Broward County Airport System Revenue, Series L, GO, AMBAC, 5.000%, 10/01/14 (p)	32
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, GO, AMBAC, 5.000%, 10/01/14	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	244
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, 5.000%, 04/01/17	840

		1,165

	Housing — 0.2%
165	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	179

	Other Revenue — 6.1%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	252
125	Citizens Property Insurance Corp., Senior Secured High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/13	126
210	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	224
495	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	527
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	225
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	125
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	587
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	570
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	107
500	Miami-Dade County, Special Obligation, Series A, Rev., 5.000%, 10/01/30	588
250	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	304
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	726
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	566

		4,927

	Total Florida	6,271

	Georgia — 2.8%
	Other Revenue — 2.7%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	563
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	305
200	Georgia Housing & Finance Authority, Non-Single Family, Series B, Rev., 4.000%, 12/01/29	213
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	356
	Main Street Natural Gas, Inc.,
45	Series A, Rev., 5.000%, 09/15/13	46
100	Series B, Rev., 5.000%, 03/15/15	108
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	313
200	Series C, Rev., 5.000%, 10/01/16	222

		2,126

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	107

	Total Georgia	2,233

	Guam — 0.3%
	Other Revenue — 0.3%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	214

	Hawaii — 0.2%
	General Obligation — 0.2%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	124

	Illinois — 4.7%
	Education — 0.2%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	122

	General Obligation — 1.2%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	150

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	66
410	Series C, GO, 5.250%, 12/01/32	561
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	183

		960

	Housing — 0.3%
240	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	256

	Other Revenue — 2.6%
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	588
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	199
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	221
300	Illinois Finance Authority, DePaul University, Series C, Rev., 5.250%, 10/01/24	325
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19 (w)	324
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	115
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	214
120	Rev., 5.250%, 06/01/21	146

		2,132

	Transportation — 0.4%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	340

	Total Illinois	3,810

	Indiana — 1.8%
	General Obligation — 0.1%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	108

	Other Revenue — 1.7%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	115
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	79
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	286
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	174
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	257
145	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	158
250	Indiana State Finance Authority, Wastewater Utility First Revenue, Series A, Rev., 5.250%, 10/01/31	303

		1,372

	Total Indiana	1,480

	Iowa — 0.1%
	Housing — 0.1%
75	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	80

	Kansas — 0.3%
	Hospital — 0.3%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	233

	Kentucky — 0.4%
	Housing — 0.1%
80	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	86

	Other Revenue — 0.3%
250	Louisville/Jefferson County, Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	256

	Total Kentucky	342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Louisiana — 0.3%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	27

	Other Revenue — 0.1%
75	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	91

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	148

	Total Louisiana	266

	Maryland — 0.1%
	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	117

	Massachusetts — 5.0%
	Education — 1.7%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	463
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series L, Rev., 5.250%, 07/01/33	795
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	114

		1,372

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	155

	Other Revenue — 2.4%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	560
625	Massachusetts Housing Finance Agency, Single Family Housing, Series 160, Rev., AMT, 3.750%, 06/01/34	654
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	696

		1,910

	Transportation — 0.5%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	422

	Water & Sewer — 0.2%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	140

	Total Massachusetts	3,999

	Michigan — 3.8%
	General Obligation — 1.9%
500	Brighton Area School District, School Building, Series I, GO, Q-SBLF, 5.000%, 05/01/19	599
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	47
500	Detroit City School District, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	584
270	Rockford Public Schools, GO, Q-SBLF, 5.000%, 05/01/16	308

		1,538

	Other Revenue — 1.9%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., VAR, NATL-RE, LIQ: JPMorgan Chase Bank, N.A., 5.500%, 07/01/16	117
435	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	480
500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., 2.000%, 05/30/18	528
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	237
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	178

		1,540

	Total Michigan	3,078

	Minnesota — 2.2%
	Hospital — 0.3%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	218

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 1.1%
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities, City Living,
175	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	186
675	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	725

		911

	Other Revenue — 0.8%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	205
60	Minnesota Housing Finance Agency, Mortgage-Backed Securities, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	64
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	363

		632

	Total Minnesota	1,761

	Mississippi — 0.4%
	Other Revenue — 0.4%
100	Mississippi Development Bank, Harrison County Coliseum, Series A, Rev., 5.250%, 01/01/34	137
160	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Series A, Rev., 5.250%, 01/01/30	212

	Total Mississippi	349

	Missouri — 1.9%
	General Obligation — 0.4%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	308

	Housing — 0.1%
40	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	43

	Other Revenue — 0.8%
245	Missouri Housing Development Commission, Non AMT, Non ACE, Special Homeowner Mortgage, Single Family Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	264
180	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	193
190	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., GNMA/FNMA, 5.150%, 09/01/34	197

		654

	Transportation — 0.6%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	519

	Total Missouri	1,524

	Montana — 1.2%
	Housing — 0.1%
100	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	104

	Other Revenue — 1.1%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	112
500	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	527
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	244

		883

	Total Montana	987

	Nebraska — 1.0%
	General Obligation — 1.0%
	City of Omaha, Omaha Convention Centre, Arena,
295	GO, 5.250%, 04/01/25	405
285	GO, 5.250%, 04/01/27	400

	Total Nebraska	805

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., COP, AMBAC, 5.000%, 07/01/17	104

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	55

	Total Nevada	159

	New Hampshire — 1.0%
	Other Revenue — 1.0%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	281
100	Rev., NATL-RE, 5.500%, 06/01/27	142
140	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	149
195	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	210

	Total New Hampshire	782

	New Jersey — 2.7%
	Other Revenue — 2.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.625%, 12/01/17	500
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	301
200	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	224
500	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/15	554
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	225

		1,804

	Special Tax — 0.5%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	380

	Total New Jersey	2,184

	New Mexico — 1.2%
	Housing — 0.0% (g)
15	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	16

	Other Revenue — 1.2%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	481
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	61
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
180	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	198
180	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	201

		941

	Total New Mexico	957

	New York — 6.5%
	Hospital — 0.1%
100	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	97

	Other Revenue — 5.8%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	542
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	308
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	300
240	Rev., 5.375%, 06/15/43	296
450	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/29	558
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	372
260	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/14	275
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	204

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	440
390	Series B, Rev., 5.500%, 10/15/30	574
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	460
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18 (w)	286

		4,615

	Water & Sewer — 0.6%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	476

	Total New York	5,188

	North Carolina — 0.5%
	Education — 0.2%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	154

	Housing — 0.2%
130	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	135

	Utility — 0.1%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13 (p)	75

	Total North Carolina	364

	North Dakota — 0.3%
	Other Revenue — 0.3%
250	North Dakota Housing Finance Agency, Non AMT, Non ACE, Home Mortgage Finance Program, Series A, Rev., 3.750%, 07/01/42	270

	Ohio — 3.9%
	General Obligation — 0.4%
185	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	251
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	62

		313

	Housing — 0.8%
115	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	119
500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 03/01/16	525

		644

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
225	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	263

	Other Revenue — 2.4%
205	Akron, Bath and Copley Joint Township Hospital District, Ohio Hospital Improvement and Refunding, Rev., 4.000%, 11/15/15	221
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	119
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	142
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	105
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
	Ohio Housing Finance Agency, Single Family Mortgage,
250	Series 1, Rev., 5.000%, 11/01/28	271
185	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	200
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	526
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	167

		1,943

	Total Ohio	3,163

	Oklahoma — 0.3%
	Other Revenue — 0.3%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Oregon — 1.0%
	Education — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 0.5%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	222
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	29
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	132

		383

	Other Revenue — 0.4%
70	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	75
215	Port of Portland, International Airport, Rev., 5.000%, 07/01/19	259

		334

	Total Oregon	795

	Pennsylvania — 3.7%
	Other Revenue — 3.5%
	Allegheny County Airport Authority,
50	Series 2B, Rev., FGIC, 5.000%, 01/01/18	57
500	Series A-1, Rev., 5.000%, 01/01/22	586
	Allegheny County Higher Education Building Authority, Duquesne University,
160	Series A, Rev., 5.000%, 03/01/20	190
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16	157
500	Beaver County IDA, Non AMT, Non ACE, Firstenergy Generation Project, Pollution Controll, Series B, Rev., VAR, 2.500%, 06/01/17	506
500	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/21	616
375	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	407
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	294

		2,813

	Resource Recovery — 0.2%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	141

	Total Pennsylvania	2,954

	Puerto Rico — 0.7%
	Other Revenue — 0.7%
25	Puerto Rico Highway & Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	27
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
165	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	189
185	Series AA, Rev., NATL-RE, 5.500%, 07/01/20	212
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	102
5	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	5

	Total Puerto Rico	535

	South Dakota — 0.3%
	Other Revenue — 0.3%
240	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	258

	Tennessee — 0.9%
	Other Revenue — 0.9%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	144
	Tennessee Housing Development Agency, Home Ownership Program,
345	Series 1-A, Rev., AMT, 4.500%, 01/01/38	372
225	Series A, Rev., 4.500%, 07/01/31	237

	Total Tennessee	753

	Texas — 4.1%
	Education — 0.4%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	120
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	195

		315

	General Obligation — 1.1%
100	Comal Independent School District, School Building, GO, 5.250%, 02/01/33	119

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
80	Fort Bend County, GO, 5.250%, 03/01/28	95
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	274
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	400

		888

	Hospital — 0.2%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	191

	Housing — 0.1%
90	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	97

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	111

	Other Revenue — 1.8%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	180
180	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	202
245	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	267
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13 (p)	201
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	558

		1,408

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	21

	Utility — 0.3%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	68
150	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	164

		232

	Total Texas	3,263

	Utah — 1.6%
	Certificate of Participation/Lease — 0.8%
450	Utah Transit Authority, Sales Tax, Series C, Rev., COP, AGM, 5.250%, 06/15/32	645

	Other Revenue — 0.8%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42 (w)	595
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	54

		649

	Total Utah	1,294

	Vermont — 0.7%
	Other Revenue — 0.7%
240	Vermont Housing Finance Agency, Series B, Rev., AMT, 4.125%, 11/01/42	251
335	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	346

	Total Vermont	597

	Virginia — 0.9%
	Other Revenue — 0.9%
50	Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	53
500	Virginia Resources Authority, Pooled Financing, Infrastracture & State Moral Obligation, Series A, Rev., 5.000%, 11/01/25	638

	Total Virginia	691

	Washington — 2.1%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	175

	Other Revenue — 1.9%
150	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	184
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	363
185	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	199

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Other Revenue –– Continued
775		Washington State Housing Finance Commission, Nikkei Manor Project, Rev., VAR, LOC: Bank of America N.A., 0.490%, 10/01/21	775

			1,521

		Total Washington	1,696

		Wisconsin — 0.4%
		Other Revenue — 0.4%
230		State of Wisconsin, Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	287

		Wyoming — 0.8%
		Other Revenue — 0.8%
375		Laramie County Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	419
250		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	258

		Total Wyoming	677

		Total Municipal Bonds (Cost $60,725)	65,513

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc., ADR (a) (i) (Cost $–)	—	(h)
Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc. (a) (i) (Cost $10)	10

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 12.9%
		Consumer Discretionary — 5.0%
		Auto Components — 0.6%
		Autoparts Holdings Ltd., Term Loan,
49		VAR, 6.500%, 07/29/17	48
25		VAR, 6.500%, 07/29/17	25
120		Remy International, Term Loan B, VAR, 6.250%, 12/16/16	120
147		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	148
149		Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	151

			492

		Automobiles — 0.2%
148		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	151

		Broadcasting & Cable TV — 0.3%
74		Mediacom, Term Loan C, VAR, 1.690%, 01/31/15	73
139		Yankee Cable, Term Loan B, VAR, 5.250%, 08/26/16	141

			214

		Diversified Consumer Services — 0.1%
7		Realogy Corp., Extended Synthetic Commitments, VAR, 4.464%, 10/10/16	7
93		Realogy Corp., Extended Term Loan, VAR, 4.459%, 10/10/16	92

			99

		Gaming — 1.0%
100		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.457%, 01/28/18	90
49		CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	48
150		Graton Economic Development, Term Loan B, VAR, 9.000%, 08/22/18	154
		Isle of Capri Casinos, Inc., Term Loan B,
147		VAR, 4.750%, 11/01/13	149
150		Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/10/18	148
150		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	153
100		ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	102

			844

		Hotels, Restaurants & Leisure — 1.0%
		FOCUS Brands, Inc., 1st Lien Term Loan,
1		VAR, 6.250%, 02/21/18	1
2		VAR, 6.250%, 02/21/18	2
84		VAR, 6.250%, 02/21/18	85
4		VAR, 7.250%, 02/21/18	4
149		Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	150
		MTL Publishing LLC, Term B Loan,
118		VAR, 5.500%, 06/29/18	119

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
31	VAR, 5.500%, 06/29/18	32
	NPC International, Term Loan,
40	VAR, 5.250%, 12/28/18	40
58	VAR, 5.250%, 12/28/18	59
	PF Chang’s China Bistro, Inc., Term Borrowing,
2	VAR, 6.250%, 06/22/19	2
148	VAR, 5.250%, 06/22/19	149
150	Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19	151

		794

	Household Durables — 0.2%
	Yankee Candle Co., Inc., 1st Lien Term Loan,
8	VAR, 5.250%, 04/02/19	8
6	VAR, 5.250%, 04/02/19	6
135	Yankee Candle Co., Inc. (The), 1st Lien Term Loan, VAR, 5.250%, 04/02/19	137

		151

	Leisure Equipment & Products — 0.4%
	Freedom Group, Inc., Term B Loan,
299	VAR, 5.500%, 04/19/19	301
1	VAR, 6.500%, 04/19/19	1

		302

	Media — 1.1%
92	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	93
45	Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14	35
149	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	149
	Entercom Radio LLC, Term Loan,
12	VAR, 11/23/18	12
80	VAR, 5.000%, 11/23/18	80
1	VAR, 6.000%, 11/23/18	1
14	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	14
85	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	85
50	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	50
62	Nexstar Broadcasting, Inc., Term Loan, VAR, 12/03/19	62
98	Radio One, Term Loan, VAR, 7.500%, 03/31/16	99
46	Univision Communications, Inc., Existing First Lien Term Loan, VAR, 2.209%, 09/29/14	45
56	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.459%, 03/31/17	55
82	Warner Music Group Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18	83

		863

	Specialty Retail — 0.1%
100	Neiman Marcus, Extended Term Loan, VAR, 4.750%, 05/16/18	100

	Total Consumer Discretionary	4,010

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.2%
150	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	151

	Household Products — 0.1%
	Prestige Brands, Term B Loan,
2	VAR, 01/31/19	1
72	VAR, 5.250%, 01/31/19	73
	Spectrum Brands, 1st Lien Term Loan,
22	VAR, 5.000%, 06/17/16	22
29	VAR, 5.000%, 06/17/16	29
3	VAR, 5.000%, 06/17/16	3
1	VAR, 6.250%, 06/17/16	1

		129

	Personal Products — 0.1%
	NBTY, Inc., Term Loan B1,
72	VAR, 4.250%, 10/01/17	72
9	VAR, 4.250%, 10/01/17	9
6	VAR, 4.250%, 10/01/17	6

		87

	Total Consumer Staples	367

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
100	MRC Global, Inc., Term Loan, VAR, 6.250%, 10/19/19	100

	Oil, Gas & Consumable Fuels — 0.5%
150	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	151
113	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	115
	Patriot Coal, DIP Term Loan,
50	VAR, 9.250%, 10/02/13	50
100	VAR, 9.250%, 10/02/13	100

	Total Energy	516

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Financials — 0.3%
		Consumer Finance — 0.2%
100		GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13	100
15		GMACM, Term A-2 Loan, VAR, 6.750%, 11/18/13	15

			115

		Thrifts & Mortgage Finance — 0.1%
95		Homeward Residential, Inc., Initial Term Loan, VAR, 8.250%, 08/08/17	95

		Total Financials	210

		Health Care — 1.6%
		Health Care Equipment & Supplies — 0.2%
150		Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	151

		Health Care Providers & Services — 0.9%
13		CHG Healthcare Services, Inc., 2nd Lien Term Loan, VAR, 12/03/19	13
		Community Health Systems, Inc., Non Extended B-1 Term Loan,
8		VAR, 2.459%, 07/25/14	7
–(h	)	VAR, 2.462%, 07/25/14	— (h	)
99		HMA, Term Loan B, VAR, 4.500%, 11/16/18	100
99		IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	99
98		inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	93
99		Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	97
85		Multiplan, Inc., Term Loan B, VAR, 4.750%, 08/26/17	85
99		National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 6.500%, 02/09/17	99
118		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	119

			712

		Pharmaceuticals — 0.5%
		Aptalis Pharma, Inc., Term Loan,
133		VAR, 5.500%, 02/10/17	133
14		VAR, 5.500%, 02/10/17	14
		Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
98		VAR, 5.250%, 09/15/17	100
51		VAR, 5.250%, 09/15/17	51
149		Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.500%, 06/01/17	150

			448

		Total Health Care	1,311

		Industrials — 2.3%
		Aerospace & Defense — 0.3%
93		Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	94
99		Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	99
50		Transdigm Group, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 02/14/17	50

			243

		Airlines — 0.2%
100		Delta Air Lines, Inc., Term B-1 Loan, VAR, 5.250%, 10/17/18	100
98		United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	98

			198

		Building Products — 0.4%
30		Jacuzzi Brands, Inc., 2nd Lien Term Loan VAR, 11/08/18	30
13		Nortek, Inc., 1st Lien Term Loan, VAR, 5.250%, 04/26/17	13
		Roofing Supply Group, Term Loan,
80		VAR, 5.000%, 05/31/19	80
69		VAR, 5.000%, 05/31/19	69
20		Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18	20
115		Wilsonart International, Inc., Term Loan, VAR, 5.500%, 10/31/19	116

			328

		Commercial Services & Supplies — 0.7%
113		ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19	113
149		Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	150
100		Garda World Security Corp., Term Loan, VAR, 4.500%, 10/25/19	101
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
5		VAR, 5.459%, 06/30/17	4
13		VAR, 5.459%, 06/30/17	12
9		VAR, 5.459%, 06/30/17	9
4		VAR, 5.459%, 06/30/17	3
		Harland Clarke Holdings Corp., Non-Extended Tranche B-1 TL,
39		VAR, 2.709%, 06/30/14	38
29		VAR, 2.709%, 06/30/14	28
12		VAR, 2.709%, 06/30/14	11
14		VAR, 2.709%, 06/30/14	13
50		Sourcehov LLC, 1st Lien Term Loan B, VAR, 6.625%, 04/28/17	49

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued

			531

		Industrial Conglomerates — 0.1%
30		BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	30
86		BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	86

			116

		Industrial Machinery — 0.2%
150		Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	151

		Machinery — 0.1%
46		Colfax Corp., Term Loan, VAR, 4.500%, 01/11/19	47

		Road & Rail — 0.2%
24		Swift Transportation Co., Inc., VAR, 5.000%, 12/21/17	25
		Swift Transportation Co., Tranche B-2 Term Loan,
78		VAR, 5.000%, 12/21/17	78
25		VAR, 5.000%, 12/21/17	26
10		VAR, 5.000%, 12/21/17	10

			139

		Transportation Infrastructure — 0.1%
		Landmark Aviation,
8		VAR, 5.750%, 10/25/19	8
79		VAR, 5.750%, 10/25/19	79

			87

		Total Industrials	1,840

		Information Technology — 1.0%
		Communications Equipment — 0.2%
48		Avaya, Inc., Term Loan B1, VAR, 3.062%, 10/24/14	45
97		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.812%, 10/26/17	85

			130

		Internet Software & Services — 0.3%
89		Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	89
147		Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	148

			237

		IT Services — 0.0% (g)
1		First Data Corp., Non-Extended B-3 3/12 Term Loan, VAR, 2.958%, 09/24/14	1

		Semiconductors & Semiconductor Equipment — 0.2%
77		Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.462%, 12/01/16	75
99		NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	100

			175

		Software — 0.3%
		Attachmate Corp., 1st Lien Term Loan,
3		VAR, 7.250%, 11/22/17	3
130		VAR, 7.250%, 11/22/17	131
100		Magic Newco, LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	101

			235

		Total Information Technology	778

		Materials — 1.3%
		Chemicals — 0.4%
		Harko C.V., Term Loan B,
57		VAR, 5.750%, 08/02/17	58
42		VAR, 5.750%, 08/02/17	42
		PL Propylene LLC, Term Loan,
–(h	)	VAR, 7.000%, 03/27/17	— (h	)
149		VAR, 7.000%, 03/27/17	151
89		Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17	85

			336

		Construction Materials — 0.2%
149		Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	150

		Containers & Packaging — 0.3%
100		BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	101
		Reynolds Group Holdings U.S., Term Loan,
54		VAR, 4.750%, 09/28/18	55
33		VAR, 4.750%, 09/28/18	33
63		VAR, 4.750%, 09/28/18	63
25		Southern Graphics, Inc., Term Loan, VAR, 6.000%, 10/17/19	25

			277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Metals & Mining — 0.4%
50	FMG Resources August 2006 Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	50
149	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	150
100	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	100

		300

	Total Materials	1,063

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
150	Level 3 Financing, Inc., Term Loan, VAR, 08/01/19	151

	Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
35	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	36
46	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	48
	Texas Competitive Electric,
9	VAR, 3.810%, 10/10/14	6
9	VAR, 4.810%, 10/10/17	6
	Texas Competitive Electric, Extended Term Loan,
31	VAR, 4.709%, 10/10/17	20
6	VAR, 4.810%, 10/10/17	4
	Texas Competitive Electric, Non-Extended Term Loan,
31	VAR, 3.709%, 10/10/14	21
6	VAR, 3.810%, 10/10/14	5

	Total Utilities	146

	Total Loan Participations & Assignments (Cost $10,256)	10,392

Short-Term Investment — 5.7%
	Investment Company — 5.7%
4,589	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $4,589)	4,589

	Total Investments — 100.4% (Cost $75,844)	80,777
	Liabilities in Excess of Other Assets — (0.4)%	(357)

	NET ASSETS — 100.0%	$80,420

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DIP	—	Debtor-in-Possession
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security
*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,991
Aggregate gross unrealized depreciation	(58)

Net unrealized appreciation/depreciation	$4,933

Federal income tax cost of investments	$75,844

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Materials	$—	$—	$—	(a)	$—	(a)

Preferred Stocks
Materials	—	—	10		10

Debt Securities
Commercial Mortgage-Backed Securities	—	138	—		138

Corporate Bonds
Consumer Discretionary	—	99	—		99
Materials	—	—	36		36

Total Corporate Bonds	—	99	36		135

Municipal Bonds
Alabama
Other Revenue	—	258	—		258

Alaska
Other Revenue	—	803	—		803

Arizona
Education	—	394	—		394
Hospital	—	113	—		113
Other Revenue	—	1,034	—		1,034
Water & Sewer	—	663	—		663

Total Arizona	—	2,204	—		2,204

Arkansas
Housing	—	127	—		127

California
General Obligation	—	1,144	—		1,144
Hospital	—	110	—		110
Housing	—	21	—		21
Other Revenue	—	1,294	—		1,294
Prerefunded	—	582	—		582
Utility	—	238	—		238

Total California	—	3,389	—		3,389

Colorado
General Obligation	—	1,108	—		1,108
Housing	—	68	—		68
Other Revenue	—	336	—		336

Total Colorado	—	1,512	—		1,512

Connecticut
Other Revenue	—	1,431	—		1,431

Delaware
Housing	—	71	—		71

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
District of Columbia
Certificate of Participation/Lease	$—	$78	$—	$78
Other Revenue	—	830	—	830

Total District of Columbia	—	908	—	908

Florida
General Obligation	—	1,165	—	1,165
Housing	—	179	—	179
Other Revenue	—	4,927	—	4,927

Total Florida	—	6,271	—	6,271

Georgia
Other Revenue	—	2,126	—	2,126
Utility	—	107	—	107

Total Georgia	—	2,233	—	2,233

Guam
Other Revenue	—	214	—	214

Hawaii
General Obligation	—	124	—	124

Illinois
Education	—	122	—	122
General Obligation	—	960	—	960
Housing	—	256	—	256
Other Revenue	—	2,132	—	2,132
Transportation	—	340	—	340

Total Illinois	—	3,810	—	3,810

Indiana
General Obligation	—	108	—	108
Other Revenue	—	1,372	—	1,372

Total Indiana	—	1,480	—	1,480

Iowa
Housing	—	80	—	80

Kansas
Hospital	—	233	—	233

Kentucky
Housing	—	86	—	86
Other Revenue	—	256	—	256

Total Kentucky	—	342	—	342

Louisiana
Housing	—	27	—	27
Other Revenue	—	91	—	91
Transportation	—	148	—	148

Total Louisiana	—	266	—	266

Maryland
Transportation	—	117	—	117

Massachusetts
Education	—	1,372	—	1,372
Industrial Development Revenue/Pollution Control Revenue	—	155	—	155
Other Revenue	—	1,910	—	1,910
Transportation	—	422	—	422
Water & Sewer	—	140	—	140

Total Massachusetts	—	3,999	—	3,999

Michigan
General Obligation	—	1,538	—	1,538
Other Revenue	—	1,540	—	1,540

Total Michigan	—	3,078	—	3,078

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
Hospital	$—	$218	$—	$218
Housing	—	911	—	911
Other Revenue	—	427	205	632

Total Minnesota	—	1,556	205	1,761

Mississippi
Other Revenue	—	349	—	349

Missouri
General Obligation	—	308	—	308
Housing	—	43	—	43
Other Revenue	—	654	—	654
Transportation	—	519	—	519

Total Missouri	—	1,524	—	1,524

Montana
Housing	—	104	—	104
Other Revenue	—	883	—	883

Total Montana	—	987	—	987

Nebraska
General Obligation	—	805	—	805

Nevada
Certificate of Participation/Lease	—	104	—	104
General Obligation	—	55	—	55

Total Nevada	—	159	—	159

New Hampshire
Other Revenue	—	782	—	782

New Jersey
Other Revenue	—	1,804	—	1,804
Special Tax	—	380	—	380

Total New Jersey	—	2,184	—	2,184

New Mexico
Housing	—	16	—	16
Other Revenue	—	941	—	941

Total New Mexico	—	957	—	957

New York
Hospital	—	97	—	97
Other Revenue	—	4,615	—	4,615
Water & Sewer	—	476	—	476

Total New York	—	5,188	—	5,188

North Carolina
Education	—	154	—	154
Housing	—	135	—	135
Utility	—	75	—	75

Total North Carolina	—	364	—	364

North Dakota
Other Revenue	—	270	—	270

Ohio
General Obligation	—	313	—	313
Housing	—	644	—	644
Industrial Development Revenue/Pollution Control Revenue	—	263	—	263
Other Revenue	—	1,943	—	1,943

Total Ohio	—	3,163	—	3,163

Oklahoma
Other Revenue	—	270	—	270

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
Education	$—	$78	$—	$78
General Obligation	—	383	—	383
Other Revenue	—	334	—	334

Total Oregon	—	795	—	795

Pennsylvania
Other Revenue	—	2,813	—	2,813
Resource Recovery	—	141	—	141

Total Pennsylvania	—	2,954	—	2,954

Puerto Rico
Other Revenue	—	535	—	535

South Dakota
Other Revenue	—	258	—	258

Tennessee
Other Revenue	—	753	—	753

Texas
Education	—	315	—	315
General Obligation	—	888	—	888
Hospital	—	191	—	191
Housing	—	97	—	97
Industrial Development Revenue/Pollution Control Revenue	—	111	—	111
Other Revenue	—	1,408	—	1,408
Prerefunded	—	21	—	21
Utility	—	232	—	232

Total Texas	—	3,263	—	3,263

Utah
Certificate of Participation/Lease	—	645	—	645
Other Revenue	—	649	—	649

Total Utah	—	1,294	—	1,294

Vermont
Other Revenue	—	597	—	597

Virginia
Other Revenue	—	691	—	691

Washington
General Obligation	—	175	—	175
Other Revenue	—	1,521	—	1,521

Total Washington	—	1,696	—	1,696

Wisconsin
Other Revenue	—	287	—	287
Wyoming
Other Revenue	—	677	—	677

Total Municipal Bonds	—	65,308	205	65,513

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Participations & Assignments
Consumer Discretionary	$—	$4,010	$—	$4,010
Consumer Staples	—	367	—	367
Energy	—	516	—	516
Financials	—	210	—	210
Health Care	—	1,311	—	1,311
Industrials	—	1,840	—	1,840
Information Technology	—	778	—	778
Materials	—	1,063	—	1,063
Telecommunication Services	—	151	—	151
Utilities	—	146	—	146

Total Loan Participations & Assignments	—	10,392	—	10,392

Short-Term Investment
Investment Company	4,589	—	—	4,589

Total Investments in Securities	$4,589	$75,937	$251	$80,777

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Common Stock - Materials	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	(a)
Corporate Bond - Materials	34		—	—		—	2	—	—	—	36
Municipal Bond
Minnesota - Other Revenue	207		—	(1)		(1)	—	—	—	—	205
Preferred Stock - Materials	10		—	—	(a)	—	—	—	—	—	10

	$251		$—	$(1)		$(1)	$2	$—	$—	$—	$251

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,000).

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMICS,
458	Series 3976, Class AI, IO, 3.500%, 08/15/29 (m)	38
121	Series 3984, Class NS, IF, IO, 6.392%, 01/15/40 (m)	24
143	Series 4057, Class SA, IF, IO, 5.842%, 04/15/39 (m)	32
99	Series 4077, Class SM, IF, IO, 6.492%, 08/15/40 (m)	24
209	Series 4097, Class SL, IF, IO, 5.942%, 06/15/41 (m)	46
	Federal National Mortgage Association REMICS,
394	Series 2011-145, Class PS, IF, IO, 6.402%, 04/25/30 (m)	74
298	Series 2012-17, Class JS, IF, IO, 6.442%, 11/25/30 (m)	53
98	Series 2012-20, Class JS, IF, IO, 5.793%, 10/25/38 (m)	22
126	Series 2012-24, Class S, IF, IO, 5.293%, 05/25/30 (m)	14

	Total Collateralized Mortgage Obligations (Cost $329)	327

Daily Demand Notes — 19.9%
	California — 0.9%
2,000	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.180%, 12/03/12	2,000

	Delaware — 1.2%
2,725	University of Delaware, Series B, Rev., VRDO, 0.200%, 12/03/12	2,725

	Florida — 1.6%
3,615	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/03/12 (m)	3,615

	Illinois — 0.2%
485	Illinois Finance Authority, University of Chicago Medical Centre, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/03/12	485

	Kansas — 1.3%
3,000	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	3,000

	Louisiana — 0.7%
700	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 0.160%, 12/03/12 (m)	700
1,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.160%, 12/03/12 (m)	1,000

	Total Louisiana	1,700

	Massachusetts — 1.2%
1,400	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, 0.240%, 12/03/12	1,400
700	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.210%, 12/03/12	700
550	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-2, Rev., VRDO, 0.150%, 12/03/12	550

	Total Massachusetts	2,650

	Michigan — 0.1%
200	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.170%, 12/03/12	200

	Mississippi — 0.2%
365	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series B, Rev., VRDO, 0.180%, 12/03/12	365

	New Hampshire — 0.7%
1,585	New Hampshire Health And Education Facilities Authority, Series B-1, Rev., VRDO, 0.190%, 12/03/12	1,585

	New York — 3.1%
	New York City,
100	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.140%, 12/03/12	100
300	Series H, Subseries H-3, GO, VRDO, AGM, 0.170%, 12/03/12	300
1,300	New York City Municipal Water Finance Authority, Series A, Subseries A-1, Rev., VRDO, 0.160%, 12/03/12	1,300
	New York City Transitional Finance Authority, Future Tax Secured,
250	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.190%, 12/03/12	250

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	New York — Continued
650	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/03/12	650
	New York City,
300	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.180%, 12/03/12	300
1,050	Series I, Subseries I-6, GO, VRDO, 0.180%, 12/03/12	1,050
250	Subseries L-3, GO, VRDO, 0.180%, 12/03/12	250
400	New York City, Fiscal 2008, Subseries J-8, GO, VRDO, 0.200%, 12/03/12	400
200	New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.140%, 12/03/12	200
1,150	Metropolitan Transportation Authority, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/03/12	1,150
200	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.170%, 12/03/12	200
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution,
750	Series BB-1, Rev., VRDO, 0.200%, 12/03/12	750
100	Series CC-1, Rev., VRDO, 0.170%, 12/03/12	100

	Total New York	7,000

	North Carolina — 0.5%
1,185	University of North Carolina at Chapel Hill, University Hospital, Series A, Rev., VRDO, 0.160%, 12/03/12	1,185

	Ohio — 0.6%
1,470	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.190%, 12/03/12	1,470

	Oklahoma — 2.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
3,350	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	3,350
2,400	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	2,400

	Total Oklahoma	5,750

	Tennessee — 1.4%
540	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, 0.210%, 12/03/12	540
2,750	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12 (m)	2,750

	Total Tennessee	3,290

	Texas — 2.4%
1,550	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Project, Series A, Rev., VRDO, 0.170%, 12/03/12 (m)	1,550
3,500	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/03/12 (m)	3,500
225	Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, Rev., VRDO, 0.160%, 12/03/12	225
300	Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, Rev., VRDO, 0.160%, 12/03/12	300

	Total Texas	5,575

	Utah — 0.3%
745	Utah Transit Authority, Sales Tax Revenue, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.170%, 12/03/12	745

	Virginia — 0.1%
200	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/03/12	200

	Washington — 0.7%
1,600	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.170%, 12/03/12 (e)	1,600

	Wisconsin — 0.2%
350	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	350

	Total Daily Demand Notes (Cost $45,490)	45,490

Mortgage Pass-Through Securities — 1.2%
2,441	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 01/25/44 (Cost $2,654)	2,647

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 50.9% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
750	Mobile Industrial Development Board, Alabama Power Company Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	774

	Alaska — 0.5%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	311

	Other Revenue — 0.3%
500	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	527
165	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., 5.000%, 12/01/16 (m)	191

		718

	Total Alaska	1,029

	Arizona — 0.9%
	General Obligation — 0.2%
300	City of Scottsdale, GO, 5.000%, 07/01/21	388

	Hospital — 0.1%
370	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13 (m)	372

	Other Revenue — 0.6%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	273
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15 (m)	114
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	206
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	536
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	214

		1,343

	Total Arizona	2,103

	California — 1.9%
	General Obligation — 0.1%
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	272

	Other Revenue — 1.8%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17 (m)	494
500	California Health Facilities Financing Authority, Lucile Salter Packard, Series A, Rev., 1.450%, 03/15/17 (m)	509
235	California Statewide Communities Development Authority, Anheuser-Busch Project, Rev., 5.300%, 09/01/47	235
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	87
250	San Diego Convention Center Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	273
2,000	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/36	2,422

		4,020

	Total California	4,292

	Colorado — 0.9%
	General Obligation — 0.2%
295	County of Pueblo, Judicial Complex, COP, GO, AGM, 5.000%, 09/15/20	365

	Other Revenue — 0.7%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, 4.000%, 10/01/17 (m)	575
100	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	115
735	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/21 (m)	794
100	University of Colorado, Rev., NATL-RE, 5.000%, 06/01/17	119

		1,603

	Prerefunded — 0.0% (g)
15	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (m) (p)	16

	Total Colorado	1,984

	Connecticut — 0.6%
	General Obligation — 0.3%
150	New Canaan County, Series A, GO, 5.000%, 04/01/18	184
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	107
340	University of Connecticut, Series A, GO, NATL-RE, 5.000%, 01/15/13	342

		633

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
750	State of Connecticut Health & Educational Facility Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16 (m)	798

	Total Connecticut	1,431

	Delaware — 0.2%
	Other Revenue — 0.2%
415	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 07/01/29 (m)	444

	District of Columbia — 1.0%
	General Obligation — 0.5%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,112

	Other Revenue — 0.5%
400	District Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15 (m)	428
180	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	196
100	District of Columbia, Income Tax, Series D, Rev., 2.500%, 12/01/12 (m)	100
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	222
150	Series C, Rev., 5.000%, 10/01/19	186

		1,132

	Total District of Columbia	2,244

	Florida — 3.9%
	General Obligation — 0.6%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO, AGC, 6.000%, 09/01/17	141
500	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, GO, GNMA/FNMA/FHLMC, 4.500%, 01/01/30 (m)	546
100	Florida State, Board Education Lottery, Series C, GO, 5.000%, 06/01/17 (m)	119
500	Orlando Community Redevelopment Agency, Refunding Republic Drive, Tax Allocation, GO, 4.000%, 04/01/16	533

		1,339

	Other Revenue — 3.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	628
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15 (m)	506
160	Florida Housing Finance Corp., Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/41 (m)	171
495	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37 (m)	527
595	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	645
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	846
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	337
	Florida State Department of Transportation,
100	Series A, Rev., 5.000%, 07/01/14 (m)	107
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	116
500	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	577
500	Jacksonville Sales Tax, Rev., 5.000%, 10/01/16	576
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	820
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	257
350	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 04/01/13 (p)	355
100	Orlando-Orange County Expressway Authority, Series A, Rev., AMBAC, 5.250%, 07/01/13 (p)	103
500	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	607
250	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/13	258

		7,436

	Prerefunded — 0.1%
150	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 04/01/13 (p)	153

	Total Florida	8,928

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — 2.3%
	General Obligation — 1.0%
100	Barrow County School District, GO, 5.000%, 02/01/13 (m) (p)	101
250	Bulloch County School District, Sales Tax, GO, 4.000%, 05/01/13 (m)	254
	Decatur County School District,
1,000	GO, 4.000%, 10/01/16	1,122
500	GO, 4.000%, 10/01/17	572
100	Paulding County School District, GO, 5.000%, 02/01/17	118
150	State of Georgia, Series G, GO, 5.000%, 12/01/17 (m)	182

		2,349

	Other Revenue — 1.3%
1,000	Clarke County Hospital Authority, Athens Regional Medical Center Project, Rev., 4.000%, 01/01/18 (m)	1,133
800	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29 (m)	853
90	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29 (m)	98
250	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	276
	Private Colleges & Universities Authority, Mercer University Project,
285	Series A, Rev., 4.000%, 10/01/14	297
230	Series C, Rev., 5.000%, 10/01/16	255

		2,912

	Prerefunded — 0.0% (g)
100	Metropolitan Atlanta Rapid Transit Authority, Second Indenture, Rev., NATL-RE, 5.000%, 01/01/13 (p)	100

	Total Georgia	5,361

	Illinois — 1.8%
	General Obligation — 0.1%
305	McHenry County Community Unit School District No. 200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	332

	Housing — 0.3%
570	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	607

	Other Revenue — 1.4%
515	City of Chicago O’Hare International Airport, General Airport-3rd Lien, Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	539
165	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	191
250	City of Joliet, Waterworks and Sewage, Rev., 4.000%, 01/01/15	264
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	347
1,540	Illinois Unemployment Insurance, Series B, 4.000%, 06/15/20	1,617
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	243

		3,201

	Total Illinois	4,140

	Indiana — 2.2%
	Other Revenue — 2.2%
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20 (m)	121
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	589
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	372
500	Indiana Finance Authority, Parkview Health System, Series A, Rev., 4.000%, 05/01/16	543
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	510
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,017
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	257
	Indiana Housing & Community Development Authority, Home First Program,
480	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	519
490	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	533
	Indianapolis Local Public Improvement Bond Bank,
325	Series D, Rev., 5.000%, 02/01/16	371
100	Series F, Rev., AGM, 5.000%, 01/01/21	125

	Total Indiana	4,957

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Iowa — 0.7%
	Other Revenue — 0.7%
	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage,
455	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	492
500	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	545
500	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	516

	Total Iowa	1,553

	Kansas — 0.2%
	Other Revenue — 0.2%
275	City of Wichita, Hospital Facilities, Rev., 4.500%, 11/15/15	303
225	Kansas State Department of Transportation, Series A, Rev., 5.000%, 09/01/16	263

	Total Kansas	566

	Kentucky — 0.1%
	Other Revenue — 0.1%
275	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	300

	Louisiana — 0.3%
	General Obligation — 0.1%
100	Louisiana State, Series C, GO, AGM, 4.250%, 05/01/16 (p)	113

	Other Revenue — 0.2%
540	Louisiana Housing Finance Agency, Single Family Mortgage-Backed Securities Program, Rev., GNMA/FNMA COLL, 2.850%, 06/01/29	542

	Total Louisiana	655

	Maine — 0.4%
	Other Revenue — 0.4%
920	Maine State Housing Authority, Series A-1, Rev., AMT, 4.500%, 11/15/28	989

	Maryland — 0.5%
	General Obligation — 0.4%
1,000	Baltimore Consolidated Public Improvement, Series B, GO, VAR, AGM, 0.368%, 10/15/22 (i) (m)	931

	Other Revenue — 0.1%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	261

	Total Maryland	1,192

	Massachusetts — 1.6%
	General Obligation — 0.2%
300	Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, 5.000%, 07/01/20	376

	Other Revenue — 1.2%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16	771
750	Massachusetts Educational Financing Authority, Series J, Rev., 4.750%, 07/01/19	833
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	559
488	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/01/14	494

		2,657

	Prerefunded — 0.2%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (p)	284
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	231

		515

	Total Massachusetts	3,548

	Michigan — 2.2%
	General Obligation — 0.6%
100	City of Warren, Downtown Development, GO, NATL-RE, FGIC, 5.000%, 10/01/16	104
500	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18 (m)	584
500	Rockford Public Schools District, GO, Q-SBLF, 5.000%, 05/01/15	551
100	State of Michigan, GO, 4.100%, 12/01/13	104

		1,343

	Other Revenue — 1.6%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/18 (m)	331
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14 (m)	317
800	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	902
	Michigan State Hospital Finance Authority, Ascension Health Credit Group,
250	Rev., VAR, 2.000%, 08/01/14	256

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
300	Series A-2, Rev., VAR, 4.000%, 06/01/16	333
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/13 (p)	157
500	Michigan State Housing Development Authority, Series A, Rev., 5.000%, 12/01/27	544
250	Michigan Strategic Fund, Waste Management, Inc. Project, Rev., VAR, 3.200%, 08/01/13	254
645	Wayne County, Airport, Series D, Rev., NATL-RE, FGIC, 5.500%, 12/01/12 (p)	645

		3,739

	Total Michigan	5,082

	Minnesota — 1.9%
	General Obligation — 0.1%
150	State of Minnesota, Series D, GO, 5.000%, 08/01/17	180
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	108

		288

	Housing — 0.6%
526	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	559
740	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	794

		1,353

	Other Revenue — 1.2%
455	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	492
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program,
465	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	494
490	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	523
	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program,
285	Series B, Rev., GNMA/FNMA COLL, 4.500%, 01/01/31	308
245	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	266
500	Minnesota Housing Finance Agency, Non AMT, Non ACE, Series D, Rev., FHLMC, 4.000%, 07/01/40	533

		2,616

	Total Minnesota	4,257

	Mississippi — 0.8%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	197

	Other Revenue — 0.7%
1,740	Mississippi Business Finance Corp., Gulf Opportunity Zone, Series C, Rev., VAR, 0.500%, 05/01/13	1,740

	Total Mississippi	1,937

	Missouri — 0.8%
	Other Revenue — 0.8%
150	City of Columbia, Special Obligation, Refunding & Improvement, Rev., 4.000%, 02/01/13 (m)	151
250	Missouri Housing Development Commission, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	269
180	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	193
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds, Series B, Rev., 5.000%, 07/01/25	291
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	812
195	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/14	208

	Total Missouri	1,924

	Montana — 0.6%
	Housing — 0.1%
200	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	208

	Other Revenue — 0.5%
	Montana Board of Housing, Single Family Home Ownership,
500	Series A-2, Rev., AMT, 4.000%, 12/01/38	527
485	Series B2, Rev., AMT, 5.000%, 12/01/27	514

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
150	Montana Facility Finance Authority, Hospital Benefis Healthcare System, Rev., AGC, 5.000%, 01/01/13	151

		1,192

	Total Montana	1,400

	Nebraska — 0.6%
	Other Revenue — 0.6%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16 (m)	893
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	368

	Total Nebraska	1,261

	Nevada — 0.1%
	General Obligation — 0.1%
110	Clark County School District, Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	121

	New Hampshire — 0.4%
	Other Revenue — 0.4%
495	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	522
285	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	307

	Total New Hampshire	829

	New Jersey — 1.8%
	Education — 0.1%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14	214

	General Obligation — 0.2%
500	New Brunswick Parking Authority, City Guaranteed Parking, GO, 4.000%, 09/01/17	562

	Other Revenue — 1.4%
535	Hudson County Improvement Authority, Series B, Rev., 5.000%, 01/01/13	537
	New Jersey Higher Education Student Assistance Authority,
500	Series 1, Rev., 5.000%, 12/01/15	553
1,000	Series 1A, Rev., 5.000%, 12/01/15	1,107
875	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	906

		3,103

	Prerefunded — 0.1%
200	New Jersey Building Authority, Series A, Rev., AMBAC, 5.250%, 12/15/12 (p)	200
135	New Jersey EDA, School Facilities Construction, Series F, Rev., FGIC, 5.000%, 06/15/13 (p)	139

		339

	Total New Jersey	4,218

	New Mexico — 0.6%
	Housing — 0.1%
115	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	118

	Other Revenue — 0.5%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	123
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
185	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	204
750	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	820

		1,147

	Total New Mexico	1,265

	New York — 3.0%
	General Obligation — 0.6%
1,000	Metropolitan Transportation Authority, Series B-1, GO, VAR, 0.418%, 11/01/22 (i)	940
	New York City,
155	Series B, GO, 5.000%, 08/01/16	179
100	Series E-1, GO, 5.250%, 10/15/17	121
105	Village of Lynbrook, GO, NATL-RE, 3.750%, 12/15/12	105
100	Westchester County, Series B, GO, 4.125%, 11/15/14	108

		1,453

	Other Revenue — 2.3%
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (m)	351
255	Metropolitan Transportation Authority, Series C, Rev., AMBAC, 5.500%, 11/15/17	313
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,085

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
200	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Series BB, Rev., 3.700%, 06/15/14	210
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	117
100	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.000%, 11/01/21	128
500	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/15	549
800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	814
	New York State Environmental Facilities Corp., Revolving Fund,
200	Rev., 5.000%, 06/15/17	205
150	Series C, Rev., 4.000%, 05/15/14	158
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	286
150	Port Authority of New York & New Jersey, Series FSA-CR, Rev., AGM-CR, 5.000%, 08/01/23	151
	Tobacco Settlement Financing Corp., Asset-Backed,
300	Series A-1, Rev., 5.500%, 06/01/19	308
500	Series B, Rev., 4.000%, 06/01/13	509
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14	150

		5,334

	Prerefunded — 0.1%
100	New York City Municipal Water Finance Authority, Water & Sewer Systems, Fiscal 2004, Series C, Rev., 5.000%, 06/15/14 (p)	107

	Total New York	6,894

	North Carolina — 1.1%
	General Obligation — 0.5%
200	New Hanover County, GO, 5.000%, 12/01/20	259
1,000	Person County Industrial Facilities and Pollution Control Financing Authority, Series A, GO, VAR, 0.280%, 11/01/18 (i)	927

		1,186

	Housing — 0.1%
85	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	88

	Other Revenue — 0.5%
	North Carolina Housing Finance Agency,
705	Series 1, Rev., 4.500%, 07/01/28	749
250	Series 2, Rev., 4.250%, 01/01/28	266
110	North Carolina Municipal Power Agency No. 1, Series A, Rev., 5.500%, 01/01/13 (p)	111

		1,126

	Total North Carolina	2,400

	North Dakota — 0.9%
	Other Revenue — 0.9%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
750	Series A, Rev., 3.750%, 07/01/42	809
720	Series B, Rev., 4.500%, 01/01/28	773
500	Series D, Rev., 4.250%, 07/01/28	527

	Total North Dakota	2,109

	Ohio — 2.5%
	Certificate of Participation/Lease — 0.1%
300	Franklin County, Convention Refunding Tax & Lease Revenue Anticipation Bonds, COP, AMBAC, 5.250%, 12/01/12 (m) (p)	300

	General Obligation — 0.8%
1,390	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/16 (m)	1,599
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/13 (p)	105
190	State of Ohio, Refunding Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	219

		1,923

	Other Revenue — 1.6%
1,000	Akron Bath Copley Ohio Joint Township Hospital District, Children’s Hospital Medical Center, Rev., 4.000%, 11/15/15 (m)	1,078
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	238
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16 (m)	216

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Ohio Housing Finance Agency, Single Family Mortgage,
240	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28	261
255	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	276
760	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	820
475	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	519
150	State of Ohio, Infrastructure Improvements, Series 2005-1, Rev., NATL-RE, 5.000%, 12/15/15	170

		3,578

	Total Ohio	5,801

	Oklahoma — 0.5%
	Other Revenue — 0.5%
500	Oklahoma Development Finance Authority, State System Higher Education Master, Rev., 3.500%, 06/01/15	530
	Oklahoma Housing Finance Agency, Single Homeownership Loan Program,
285	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	312
245	Series B, Rev., GNMA COLL, 4.500%, 09/01/27	268

	Total Oklahoma	1,110

	Oregon — 0.6%
	Other Revenue — 0.6%
1,000	Port of Portland, Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,221
200	State of Oregon, Health and Science University, Series A, Rev., 5.000%, 07/01/16	228

	Total Oregon	1,449

	Pennsylvania — 1.8%
	General Obligation — 0.1%
100	Commonwealth of Pennsylvania, GO, AGM, 5.375%, 07/01/20	130

	Other Revenue — 1.7%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	307
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16 (m)	630
480	Erie County Sewer Authority, Series A, Rev., AGM, 4.000%, 06/01/15 (m)	513
250	Pennsylvania Economic Development Financing Authority, Rev., VAR, 2.625%, 07/01/14	254
1,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/01/15	1,000
375	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	407
700	Philadelphia Redevelopment Authority, Rev., 5.000%, 04/15/15	764

		3,875

	Total Pennsylvania	4,005

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
125	Puerto Rico Highway & Transportation Authority, Series CC, Rev., 5.000%, 07/01/16	134
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
5	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	6
50	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	57
100	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	107

	Total Puerto Rico	304

	South Carolina — 0.6%
	Other Revenue — 0.6%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13	714
450	Rev., 4.000%, 11/01/14	476
245	North Charleston Public Facilities, Installment Purchase, Rev., 5.000%, 06/01/16	278

	Total South Carolina	1,468

	South Dakota — 1.2%
	Other Revenue — 1.2%
	South Dakota Housing Development Authority, Homeownership Mortgage,
240	Series A, Rev., AMT, 4.500%, 05/01/31	258
500	Series D, Rev., 3.900%, 05/01/17	531
1,110	Series D, Rev., 4.000%, 11/01/29	1,207
735	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	774

	Total South Dakota	2,770

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Tennessee — 0.8%
	General Obligation — 0.1%
165	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, AMT, 3.750%, 01/01/25	165

	Other Revenue — 0.7%
	Tennessee Housing Development Agency, Home Ownership Program,
430	Series 1A, Rev., AMT, 4.500%, 07/01/31	454
345	Series 1-A, Rev., AMT, 4.500%, 01/01/38	372
	Tennessee Housing Development Agency, Housing Finance Program,
235	Series A, Rev., 4.500%, 01/01/28	252
490	Series B, Rev., 4.500%, 01/01/28	523

		1,601

	Total Tennessee	1,766

	Texas — 3.5%
	General Obligation — 1.8%
170	City of Beaumont, GO, 5.000%, 03/01/19 (m)	209
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	182
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14 (w)	346
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16 (w)	442
650	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	744
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	515
250	Harris County, Series A, GO, 5.000%, 10/01/22 (m)	310
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18 (w)	464
250	Midtown Redevelopment Authority, Tax Allocation, GO, 3.000%, 01/01/13	250
360	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	364
160	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	183

		4,009

	Other Revenue — 1.6%
1,000	City of Houston, Airport System, Sub Lien, Series A, Rev., AMT, 5.000%, 07/01/13	1,027
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	186
150	Harris County, Series A, Rev., NATL-RE, 5.000%, 08/15/19 (m)	178
1,000	Harris, Montgomery and San Jacinto Counties, Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000
350	Lubbock Health Facilities Development Corp., St. Joseph Health System, Series B, Rev., 5.000%, 07/01/13	359
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	173
730	Texas Department of Housing & Community Affairs, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	785

		3,708

	Prerefunded — 0.1%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	236

	Utility — 0.0% (g)
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	110

	Total Texas	8,063

	Vermont — 1.3%
	Other Revenue — 1.3%
730	Vermont Housing Finance Agency, Series B, Rev., AMT, FHLMC, 4.125%, 11/01/42	762
495	Vermont Housing Finance Agency, Mortgage-Backed, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	541
555	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AGM, 4.300%, 11/01/16	576
1,000	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.811%, 06/01/22	1,004

	Total Vermont	2,883

	Virginia — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	617

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.1%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14	204

	Prerefunded — 0.0% (g)
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/17 (m) (p)	120

	Total Virginia	941

	Washington — 1.0%
	General Obligation — 0.1%
150	Port of Tacoma, Limited Tax, GO, NATL-RE, 5.000%, 12/01/12	150

	Other Revenue — 0.8%
350	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	429
400	City of Tacoma Regional Water Supply System, Rev., NATL-RE, 5.000%, 12/01/32	401
960	Washington State Housing Finance Commission, Series B, Rev., GNMA/FNMA COLL, 4.250%, 10/01/32	1,033

		1,863

	Utility — 0.1%
165	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13 (m)	170

	Total Washington	2,183

	West Virginia — 0.7%
	Other Revenue — 0.7%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, 2.250%, 09/01/16	1,009
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	505

	Total West Virginia	1,514

	Wisconsin — 0.3%
	General Obligation — 0.2%
215	City of Cudahy, Corp. Purpose, GO, NATL-RE, FGIC, 3.850%, 12/01/12 (m)	215
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14 (m)	105
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	119

		439

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	328

	Total Wisconsin	767

	Wyoming — 0.5%
	Other Revenue — 0.5%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	419
740	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	764

	Total Wyoming	1,183

	Total Municipal Bonds (Cost $113,654)	116,394

Quarterly Demand Notes — 1.7%
1,000	California Pollution Control Financing Authority, Series A, Rev., VAR, AMT, 0.600%, 03/01/13 (m)	1,000
1,000	Lewisburg Industrial Development Board, Waste Management Project, Rev., VRDO, 0.600%, 03/01/13	1,000
1,000	New York State Environmental Facilities Corp., Waste Management, Inc. Project, Rev., VRDO, 0.600%, 03/01/13	1,000
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste, Series A, Rev., VAR, 0.600%, 03/01/13	1,000

	Total Quarterly Demand Notes (Cost $4,000)	4,000

U.S. Treasury Obligations — 2.0%
352	U.S. Treasury Bond, 2.750%, 11/15/42 (m)	349
	U.S. Treasury Notes,
3,460	0.625%, 09/30/17 (m)	3,466
775	1.625%, 11/15/22 (m)	776

	Total U.S. Treasury Obligations (Cost $4,581)	4,591

Weekly Demand Notes — 23.5%
	Alaska — 0.6%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.150%, 12/07/12 (m)	1,350

	California — 4.6%
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 12/07/12 (m)	305
6,600	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/12 (m)	6,600

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.110%, 12/07/12 (m)	1,004
2,650	Series M, Rev., VRDO, 0.150%, 12/07/12 (m)	2,650

	Total California	10,559

	Georgia — 3.5%
7,215	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.210%, 12/07/12 (m)	7,215
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.140%, 12/07/12	700

	Total Georgia	7,915

	Maryland — 1.3%
2,865	Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, 0.150%, 12/07/12	2,865

	Michigan — 0.4%
150	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 0.130%, 12/07/12	150
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	850

	Total Michigan	1,000

	Missouri — 2.9%
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.210%, 12/07/12	1,200
5,440	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, 0.160%, 12/07/12	5,440

	Total Missouri	6,640

	New Jersey — 0.2%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.860%, 12/07/12	514

	New York — 0.7%
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	1,100
575	Triborough Bridge & Tunnel Authority, Subseries CD, Rev., VRDO, AGM, 0.210%, 12/07/12	575

	Total New York	1,675

	North Carolina — 1.7%
2,100	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	2,100
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.170%, 12/07/12 (m)	1,055
775	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.180%, 12/07/12 (m)	775

	Total North Carolina	3,930

	Ohio — 1.1%
1,000	Franklin County, U.S. Health Corp., Improvement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12 (m)	1,000
800	Ohio State University (The), Series B, GO, VRDO, 0.150%, 12/07/12	800
750	Franklin County, Ohio Hospital Facilities, Health Corp., Series C, Rev., VAR, 0.610%, 12/07/12 (m)	751

	Total Ohio	2,551

	Pennsylvania — 2.9%
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12 (m)	5,000
1,500	Pennsylvania State Turnpike Commission, Series C, Rev., VAR, 1.060%, 12/07/12	1,506

	Total Pennsylvania	6,506

	Tennessee — 1.3%
3,040	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.160%, 12/07/12 (m)	3,040

	Texas — 1.0%
1,150	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	1,150
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.750%, 12/07/12 (m)	1,000

	Total Texas	2,150

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Virginia — 0.3%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.150%, 12/07/12	800

	Washington — 1.0%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	2,000
335	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 12/07/12	335

	Total Washington	2,335

	Total Weekly Demand Notes (Cost $53,815)	53,830

NOTIONAL AMOUNT($)
Option Purchased — 0.0% (g)
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
414	Expiring 01/07/13. If exercised the Fund pays semi-annually 2.090% and receives quarterly floating 3 month LIBOR terminating 01/09/23, European Style. Counterparty: Credit Suisse International (Cost $3)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.6%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
205	0.105%, 01/17/13 (k) (n)	205
140	0.126%, 03/21/13 (k) (n)	140

	Total U.S. Treasury Obligations (Cost $345)	345

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 0.5%
1,083	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) †	1,083

	Total Short-Term Investments (Cost $1,428)	1,428

	Total Investments — 99.9% (Cost $225,954)	228,707
	Other Assets in Excess of Liabilities — 0.1%	148

	NET ASSETS — 100.0%	$228,855

Percentages indicated are based on net assets.
TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (2,711)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/2043 (Proceeds received of $2,955)	$(2,938)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	90 Day Eurodollar	09/15/14	$3,981	$3
	Short Futures Outstanding
(1)	90 Day Eurodollar	03/18/13	(249)	(1)
(5)	10 Year U.S. Treasury Note	03/19/13	(668)	(3)
(13)	30 Year U.S. Treasury Bond	03/19/13	(1,951)	— (h)
(106)	2 Year U.S. Treasury Note	03/28/13	(23,368)	(1)
(147)	5 Year U.S. Treasury Note	03/28/13	(18,334)	(25)
(1)	90 Day Eurodollar	06/17/13	(249)	(1)
(4)	30 Day Federal Funds	07/31/13	(1,665)	(1)
(1)	90 Day Eurodollar	09/16/13	(249)	(1)
(1)	90 Day Eurodollar	12/16/13	(249)	— (h)
(1)	90 Day Eurodollar	12/17/13	(249)	— (h)
(1)	90 Day Eurodollar	03/17/14	(249)	— (h)
(16)	90 Day Eurodollar	09/14/15	(3,972)	(6)

				$(36)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
CDX	—	Credit Derivative Index
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MCDX	—	Municipal Bond Credit Default Swap Index
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
†	Approximately $1,080,000 of this investment is restricted as collateral for swaps to various brokers.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,813
Aggregate gross unrealized depreciation	(60)

Net unrealized appreciation/depreciation	$2,753

Federal income tax cost of investments	$225,954

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,083	$227,624	$—	$228,707

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(2,938)	—	(2,938)

Total Liabilities	—	(2,938)	—	(2,938)

Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3
Swaps	—	874	—	874

Total Appreciation in Other Financial Instruments	$3	$874	$—	$877

Depreciation in Other Financial Instruments
Futures Contracts	$(39)	$—	$—	$(39)
Swaps	—	(456)	—	(456)

Total Depreciation in Other Financial Instruments	$(39)	$(456)	$—	$(495)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585%		$150	$(9)	$(3)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(17)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/17	2.137		250	13	(11)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		100	(14)	10
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		200	(28)	29
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		150	(21)	21
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		100	(14)	14
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		1,350	(2)	(7)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		50	— (h)	— (h)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		50	— (h)	— (h)
Barclays Bank plc:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/17	3.051		450	42	(40)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		50	(3)	(2)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		2,150	(51)	8
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	12/20/17	0.962	EUR	300	(2)	(6)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		$2,100	(6)	5
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		1,050	(3)	3
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		1,100	(1)	2
BNP Paribas:
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		50	— (h)	(1)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(8)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		100	— (h)	(3)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		150	(21)	12
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	5
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		100	(3)	1
Deutsche Bank AG, New York:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		50	(3)	(2)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(17)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	12/20/17	1.435		250	5	(8)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		550	(13)	3
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		250	(35)	35
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	100	— (h)	(2)
Morgan Stanley Capital Services:
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	06/20/13	15.512		$100	(4)	7
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	0.893		50	(3)	(2)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.261		2,650	— (h)	(61)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/17	1.118		500	2	(1)
Goodrich Corp., 6.290%, 07/01/16	1.000% quarterly	03/20/17	0.137		700	(27)	32
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		250	1	(5)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	12/20/17	0.862		200	(2)	2
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		100	(3)	1
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	150	— (h)	(3)

						$(233)	$3

Credit Default Swaps - Buy Protection [1] Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683%		$250	$(28)	$5
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683		150	(17)	3
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	0.987		2,750	(7)	5
iTraxx Europe 17.1	5.000% quarterly	06/20/17	4.275	EUR	200	(10)	(3)
Barclays Bank plc:
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		$1,700	(224)	223
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		1,425	(187)	187
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		825	(109)	105
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		550	(72)	72
BNP Paribas:
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		600	(6)	(3)
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		250	(2)	(1)
Citibank, N.A.
MCDX.NA.19.V1	1.000% quarterly	12/20/17	1.565		1,850	42	(54)
Deutsche Bank AG, New York:
iTraxx Europe 18.1	5.000% quarterly	12/20/17	4.963	EUR	200	(3)	(5)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.714		$150	7	(24)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	1.263		450	9	(15)

						$(607)	$495

Credit Default Swaps – Sell Protection [2] Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285%		$1,350	$(13)	$26
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		50	(1)	1
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		50	(1)	1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	6.961		30	— (h)	1
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966		25	— (h)	4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674		220	10	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674		60	3	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		200	7	(2)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		170	6	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		50	2	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		50	2	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	0.915		10	— (h)	— (h)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160		500	47	(50)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160		200	19	(19)
Barclays Bank plc:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.285		1,100	(11)	16
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749		50	1	8
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/17	7.946		600	(64)	55
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		775	(37)	56
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		110	(5)	10
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103		150	4	4
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	2.933		400	15	20
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616		50	(6)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288		30	(2)	4

Citibank, N.A.:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	0.932	100	3	2
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616	100	(12)	15
Credit Suisse International:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	12/20/12	0.931	50	1	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	50	1	3
New Albertsons, Inc., 8.000%, 05/01/31*	5.000% quarterly	09/20/13	15.565	1,150	(79)	56
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	2.400	50	5	(2)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	310	7	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	100	2	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	4.103	50	1	— (h)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	09/20/13	6.961	450	(3)	15
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	4.091	100	2	4
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	06/20/13	1.060	50	2	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	10	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	2.168	50	3	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	2.933	50	2	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	200	(25)	8
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	2.400	50	5	(1)
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	5.882	290	2	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	2.737	450	10	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	9.262	400	(25)	15
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	20	— (h)	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	2.674	500	23	23
New Albertsons, Inc., 8.000%, 05/01/31*	5.000% quarterly	06/20/13	15.512	50	(2)	3
New Albertsons, Inc., 8.000%, 05/01/31*	5.000% quarterly	06/20/13	15.512	50	(2)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	10.196	150	(18)	13
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881	50	— (h)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.882	300	2	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	1,300	27	255
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	1.473	10	— (h)	2
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	2.513	300	32	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/17	2.825	450	50	(42)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	11
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	1.749	50	1	7
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	0.360	40	1	(3)
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966	10	— (h)	1
New Albertsons, Inc., 8.000%, 05/01/31*	5.000% quarterly	12/20/13	15.591	110	(10)	15
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616	250	(29)	32
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994	50	(2)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288	570	(41)	85
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	10.288	350	(25)	52

					$(102)	$845

Credit Default Swaps - Sell Protection [2]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18.V2	5.000% quarterly	06/20/17	4.693%	$280	$6	$1
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	0.987	2,100	5	(4)
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.197	150	(22)	49
iTraxx Europe 9.1	1.750% quarterly	06/20/18	0.608	EUR 300	(7)	11
Union Bank of Switzerland AG:
iTraxx Europe 9.1	1.750% quarterly	06/20/18	0.608	EUR 550	(13)	20

					$(31)	$77

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.812% quarterly	3 month LIBOR quarterly	10/30/22	$733	$(7)
Citibank, N.A.	2.835% quarterly	3 month LIBOR quarterly	09/25/22	607	(7)
Credit Suisse International	2.600% quarterly	3 month LIBOR quarterly	11/13/22	468	1
Credit Suisse International	0.800% quarterly	3 month LIBOR quarterly	10/09/17	1,716	(8)
Deutsche Bank AG, New York	0.800% quarterly	3 month LIBOR quarterly	10/09/17	1,716	(8)

					$(29)

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 92.0%
	Alabama — 0.1%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.200%, 12/03/12	13,000
9,585	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	9,585

		22,585

	Alaska — 0.2%
1,300	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.170%, 12/03/12	1,300
23,230	Eclipse Funding Trust, Solar Eclipse, Alaska, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 12/03/12	23,230

		24,530

	Arizona — 1.2%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/12	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.180%, 12/07/12	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	7,160
	Phoenix Civic Improvement Corp.,
6,245	Series ROCS-RR-II R-11982X, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 12/07/12	6,245
15,760	Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.160%, 12/07/12	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/12	2,000
21,700	Pima County IDA, Tucson Electric Power Co. Ivington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	21,700
45,665	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/12	45,665
39,045	Sun Devil Energy Center, LLC, Arizona State University Project, Rev., VRDO, AGC, 0.340%, 12/07/12	39,045

		195,475

	California — 11.9%
26,980	Abag Finance Authority for Nonprofit Corps., Series D, Rev., VRDO, LOC: Citibank N.A., 0.180%, 12/07/12	26,980
1,531	Bay Area Toll Authority, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	1,531
1,250	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/03/12	1,250
8,500	California Health Facilities Financing Authority, City of Hope, Series C, VRDO, 0.130%, 12/07/12	8,500
11,350	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 12/07/12	11,350
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 12/07/12	1,610
500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.170%, 12/03/12	500
800	California Municipal Finance Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.140%, 12/03/12	800
28,400	California Municipal Finance Authority, Chevron USA, Recovery Zone, Rev., VRDO, 0.140%, 12/03/12	28,400
82,000	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.150%, 12/07/12	82,000
14,800	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: PNC Bank N.A., 0.150%, 12/07/12	14,800
5,800	California Statewide Communities Development Authority, Health Facility Community Hospital, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.150%, 12/07/12	39,100
40,000	Series M, Rev., VRDO, 0.150%, 12/07/12	40,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
12,745	California Statewide Communities Development Authority, Kelvin Court, Series B, Rev., VRDO, LIQ: FNMA, 0.180%, 12/07/12	12,745
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	3,650
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	5,450
400	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series B, VRDO, LOC: U.S. Bank N.A., 0.150%, 12/03/12	400
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.180%, 12/07/12	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	1,400
69,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	69,050
700	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/12	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	9,750
30,000	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	30,000
	Deutsche Bank Spears/Lifers Trust Various States,
40,530	Series DB-287, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	40,530
450	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	450
12,915	Series DB-324, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	12,915
36,940	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	36,940
14,090	Series DB-363, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	14,090
39,805	Series DB-364, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	39,805
25,670	Series DB-382, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	25,670
11,585	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	11,585
12,830	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	12,830
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	19,825
21,125	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	21,125
14,115	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	14,115
42,540	Series DB-474, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	42,540
35,120	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	35,120
14,485	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	14,485
5,075	Series DB-617, Rev., VRDO, 0.260%, 12/07/12	5,075
12,549	Series DB-657, GO, VRDO, AGC, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	12,549
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.300%, 12/07/12	13,195
30,550	Series DBE-625, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	30,550

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
32,205	Series DBE-664, Rev., VRDO, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	32,205
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.260%, 12/07/12	8,225
91,555	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	91,555
31,915	Series DBE-1455, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	31,915
	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation,
39,455	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	39,455
8,430	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	8,430
29,725	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	29,725
11,635	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	11,635
6,900	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	6,900
2,600	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12 (p)	2,600
15,500	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 12/07/12	15,500
2,500	Irvine Ranch Water District Nos. 105, 140, 240 & 250, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.140%, 12/07/12	2,500
200	Irvine Ranch Water District Nos. 105, 140, 240 & 250, Rev., VRDO, LOC: Bank of New York Mellon, 0.120%, 12/03/12	200
40,000	Kern County California, GO, TRAN, 2.500%, 06/28/13	40,523
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 12/07/12	10,800
13,525	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.160%, 12/07/12	13,525
115,000	Los Angeles County, Series C, Rev., TRAN, 2.000%, 06/28/13	116,172
12,875	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	12,875
800	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-12322, Rev., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.170%, 12/03/12	800
	Metropolitan Water District of Southern California,
16,930	Series A-2, Rev., VRDO, 0.150%, 12/07/12	16,930
16,650	Series B, Rev., VRDO, 0.150%, 12/07/12	16,650
	Puttable Floating Option Tax-Exempt Receipts,
7,930	Series PT-4161, Rev., VRDO, 0.390%, 12/07/12	7,930
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.170%, 12/07/12	10,555
6,860	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	6,860
6,655	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	6,655
4,085	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	4,085
3,405	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	3,405
5,990	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	5,990
7,675	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/12	7,675
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	58,600
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	18,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
80	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.280%, 12/07/12	80
5,600	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	5,600
49,895	Southern California Public Power Authority, Subordinated Southern Transmission, Series A, Rev., VRDO, AGM, 0.200%, 12/07/12	49,895
	State of California,
60,000	Series A-1, Rev., RAN, 2.500%, 05/30/13	60,667
297,235	Series A-2, Rev., RAN, 2.500%, 06/20/13	300,680
29,600	State of California, Kindergarten, GO, VRDO, LOC: National Australia Bank Ltd., 0.150%, 12/07/12	29,600
23,700	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.180%, 12/03/12	23,700
	Wells Fargo Stage Trust,
18,475	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.300%, 01/17/13 (e)	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 05/09/13 (e)	25,400
10,430	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	10,430

		2,037,092

	Colorado — 1.4%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	15,010
15,515	City of Colorado Springs, Utilities System Improvement, Series A, Rev., VRDO, 0.180%, 12/07/12	15,515
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.220%, 12/07/12	1,000
29,200	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.160%, 12/07/12	29,200
17,700	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 12/03/12	17,700
300	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 12/03/12	300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.170%, 12/07/12	17,330
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.180%, 12/07/12	1,755
13,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.170%, 12/07/12	13,000
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.290%, 12/07/12	21,835
28,150	Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.600%, 12/07/12	28,150
39,150	Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 1.030%, 12/07/12	39,150
40,000	State of Colorado, Series A, Rev., TRAN, 2.000%, 06/27/13	40,411

		240,356

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.220%, 12/07/12	39,200
19,725	Connecticut State Health & Educational Facility Authority, Yale University, Series A-3, Rev., VAR, 4.000%, 02/07/13	19,863
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.160%, 12/07/12	20,935
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	17,060

		97,058

	Delaware — 0.4%
13,800	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 12/07/12	13,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Delaware — Continued
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	28,155
28,295	University of Delaware, Series B, Rev., VRDO, 0.200%, 12/03/12	28,295

		70,250

	District of Columbia — 1.5%
39,285	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	39,285
10,850	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	10,850
60,000	District of Columbia, GO, TRAN, 2.000%, 09/30/13	60,884
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	11,450
2,035	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/07/12	2,035
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.190%, 12/07/12	7,500
30,735	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.270%, 05/07/13	30,735
3,520	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/07/12	3,520
7,108	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/12	7,108
14,685	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	14,685
15,155	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	15,155
	Metropolitan Washington Airports Authority,
19,540	Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	19,540
34,500	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.160%, 12/07/12	34,500

		257,247

	Florida — 4.6%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 12/07/12	11,150
	Austin Trust Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	14,900
8,845	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.180%, 12/07/12	8,845
	Deutsche Bank Spears/Lifers Trust Various States,
6,000	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	6,000
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	38,145
105,020	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	105,020
32,155	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	32,155
28,555	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	28,555
49,875	Series DB-645, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	49,875
26,005	Series DBE-1004, Rev., VAR, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	26,005
8,630	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	8,630
	Eclipse Funding Trust, Solar Eclipse,
8,175	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	8,175
20,630	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., 0.160%, 12/07/12	20,630

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
23,790	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	23,790
10,495	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,495
18,595	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	18,595
8,535	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	8,535
20,425	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	20,425
9,265	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 12/07/12	9,265
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/12	8,225
	Florida State Department of Environmental Protection, Everglades Restoration,
18,210	Series A, Rev., VRDO, AGC, 0.220%, 12/07/12	18,210
26,875	Series B, Rev., VRDO, AGC, 0.170%, 12/07/12	26,875
	Highlands County Health Facilities Authority, Hospital Adventist Health System,
15,000	Series I-2, Rev., VRDO, 0.140%, 12/07/12	15,000
16,500	Series I-4, Rev., VRDO, 0.140%, 12/07/12	16,500
24,535	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	24,535
7,345	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	7,345
8,801	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.180%, 12/07/12	8,801
3,320	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	3,320
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.180%, 12/07/12	22,285
22,000	Orlando & Orange County Expressway Authority, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.160%, 12/07/12	22,000
6,480	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	6,480
	Sarasota County Public Hospital District, Sarasota Memorial Hospital,
28,025	Series A, Rev., VRDO, LOC: Northern Trust Co., 0.180%, 12/03/12	28,025
74,925	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	74,925
20,375	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	20,375
8,000	St. Johns River Power Park, Series ROCS-RR-II-R-14025, Rev., VRDO, LIQ: Citibank N.A., 0.170%, 12/07/12	8,000
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	8,265
1,020	Wells Fargo Stage Trust, Series 2009-39Z, Rev., LIQ: Wells Fargo Bank N.A., 0.270%, 05/09/13	1,020

		785,951

	Georgia — 1.8%
65,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.270%, 12/07/12	65,000
8,160	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	8,160
10,945	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	10,945

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/12	10,735
107,345	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.210%, 12/07/12	107,345
	Eclipse Funding Trust, Solar Eclipse,
11,490	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., 0.160%, 12/07/12	11,490
15,145	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	15,145
9,680	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	9,680
4,050	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 12/07/12	4,050
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.160%, 12/07/12	5,940
500	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	500
21,660	Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.160%, 12/07/12	21,660
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	29,110

		299,760

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,745	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	13,745
9,235	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	9,235

		22,980

	Idaho — 0.1%
15,300	City of Coeur d’Alene, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	15,300
8,545	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.220%, 12/07/12	8,545

		23,845

	Illinois — 6.2%
65,265	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.200%, 12/07/12	65,265
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.160%, 12/07/12	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.150%, 12/03/12	10,380
	City of Chicago, Water, Senior Lien,
19,055	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.170%, 12/07/12	19,055
9,525	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.170%, 12/07/12	9,525
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.170%, 12/07/12	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
25,250	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	25,250
27,925	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	27,925
10,880	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	10,880
20,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	20,965
18,085	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	18,085
22,750	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	22,750
10,855	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	10,855

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
17,070	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	17,070
56,140	Series DB-476, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	56,140
14,890	Series DB-494, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	14,890
50,900	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	50,900
26,504	Series DB-623, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	26,504
32,735	Series DB-1032, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	32,735
21,059	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	21,059
	Eclipse Funding Trust, Solar Eclipse, Chicago,
8,955	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	8,955
10,205	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,205
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 12/07/12	3,000
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/12	10,000
55,000	Illinois Finance Authority, OSF Healthcare System, Series F, Rev., VRDO, AGM, 0.230%, 12/07/12	55,000
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 12/07/12	40,400
	Illinois Finance Authority, University of Chicago Medical Centre,
17,050	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/03/12	17,050
30,850	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/03/12	30,850
11,250	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/03/12	11,250
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.160%, 12/07/12	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.170%, 12/07/12	7,500
4,550	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.200%, 12/07/12	4,550
	Illinois State Toll Highway Authority,
110,535	Series A-1B, Rev., VRDO, AGM, 0.170%, 12/07/12	110,535
33,100	Series B, Rev., VRDO, AGM, 0.290%, 12/07/12	33,100
46,600	Series B, Rev., VRDO, AGM, 0.290%, 12/07/12	46,600
21,200	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 12/07/12	21,200
1,540	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.290%, 12/07/12	1,540
	Puttable Floating Option Tax-Exempt Receipts,
11,125	Series MT-709, GO, LIQ: Bank of America N.A., 0.190%, 12/07/12	11,125
17,815	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.360%, 12/07/12	17,815
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	10,700

		1,066,683

	Indiana — 1.0%
28,305	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	28,305
9,435	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12 (e)	9,435
13,500	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	13,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
25,575	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	25,575
17,210	Eclipse Funding Trust, Solar Eclipse, Indiana, Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	17,210
20,580	Indiana Finance Authority Environmental Refunding, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.170%, 12/03/12	20,580
28,575	Indiana Finance Authority, Parkview Health System, Series C, Rev., VRDO, 0.160%, 12/07/12	28,575
10,015	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.160%, 12/07/12	10,015
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	19,405

		172,600

	Iowa — 0.3%
23,000	City of Iowa Act, Inc., Rev., VRDO, 0.190%, 12/03/12	23,000
18,285	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	18,285
10,300	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, GNMA/FNMA, 0.170%, 12/07/12	10,300

		51,585

	Kansas — 0.6%
55,140	City of Wichita, Series 25, GO, 0.250%, 02/14/13	55,146
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, 0.190%, 12/03/12	14,000
18,885	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	18,885
19,230	Wyandotte County-Kansas City Unified Government, Municipal Temporary Notes, Series I, GO, 0.240%, 03/01/13	19,230

		107,261

	Kentucky — 0.4%
8,005	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	8,005
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.170%, 12/07/12	7,990
42,600	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.170%, 12/03/12	42,600

		58,595

	Louisiana — 0.7%
18,560	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	18,560
41,300	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.160%, 12/03/12	41,300
17,855	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	17,855
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 12/07/12	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.160%, 12/07/12	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/12	7,240

		114,715

	Maine — 0.4%
66,825	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.180%, 12/07/12	66,825

	Maryland — 0.7%
19,100	Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, 0.150%, 12/07/12	19,100
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	3,135

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.160%, 12/07/12	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 12/07/12	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, 0.160%, 12/07/12	15,200
12,734	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/07/12	12,734
2,000	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 12/07/12	2,000
	Washington Suburban Sanitary District,
7,500	Series A, BAN, GO, VRDO, LOC: Bank of America N.A., 0.220%, 12/07/12	7,500
26,800	Series A-7, BAN, GO, VRDO, 0.200%, 12/07/12	26,800

21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	21,000

		126,569

	Massachusetts — 1.7%
33,200	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.210%, 12/03/12	33,200
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	13,790
30,720	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	30,720
8,900	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	8,900
3,300	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.260%, 12/07/12	3,300
12,755	Massachusetts Educational Financing Authority, Series ROCS-RR-II-R-11649, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.260%, 12/07/12	12,755
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
31,310	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/12	31,310
8,900	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/12	8,900
96,400	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.160%, 12/03/12	96,400
53,900	Massachusetts Water Resources Authority, Multimodal, Series B, Rev., VRDO, LOC: Helaba, 0.160%, 12/07/12	53,900

		293,175

	Michigan — 2.2%
215	Deutsche Bank Spears/Lifers Trust Various States, Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	215
100	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	100
73,500	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.160%, 12/07/12	73,500
63,510	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of Nova Scotia, 0.170%, 12/07/12	63,510
12,700	Michigan State Housing Development Authority, Single Family Housing, Series D, Rev., VRDO, AMT, 0.190%, 12/07/12	12,700
	Michigan State Housing Development Authority, Single Family Mortgage,
6,315	Series C, Rev., VRDO, 0.170%, 12/07/12	6,315

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
68,500	Series E, Rev., VRDO, AMT, 0.180%, 12/07/12	68,500
40,800	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/12	40,800
	Puttable Floating Option Tax-Exempt Receipts,
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Bank of America N.A., 0.290%, 12/07/12	14,115
8,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	8,580
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.230%, 12/07/12	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.230%, 12/07/12	31,295
2,400	University of Michigan, Series A, Rev., VRDO, 0.130%, 12/03/12	2,400

		370,775

	Minnesota — 2.2%
76,050	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VRDO, 0.150%, 12/07/12	76,050
15,000	Farmington Independent School District No. 192, GO, 1.500%, 09/02/13	15,135
52,950	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.180%, 12/07/12	52,950
12,400	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/07/12	12,400
20,725	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.190%, 12/03/12	20,725
	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics,
38,225	Series A, Rev., VRDO, AGM, 0.190%, 12/03/12	38,225
19,125	Series A, Rev., VRDO, AGM, 0.190%, 12/03/12	19,125
	Minnesota Housing Finance Agency, Residential Housing,
13,000	Series B, Rev., VRDO, AMT, 0.170%, 12/07/12	13,000
5,000	Series C, Rev., VRDO, AMT, 0.170%, 12/07/12	5,000
20,000	Series C, Rev., VRDO, AMT, 0.170%, 12/07/12	20,000
19,425	Series J, Rev., VRDO, AMT, 0.170%, 12/07/12	19,425
40,000	Minnesota School District Capital Equipment Borrowing Program, Series A, COP, 2.000%, 09/10/13	40,546
18,500	Minnesota State Housing Finance Agency, Residential Housing Finance, Class G, Rev., VRDO, 0.170%, 12/07/12	18,500
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.160%, 12/07/12	24,990

		376,071

	Mississippi — 0.1%
	Mississippi Business Finance Corp., Chevron USA Inc.,
7,000	Series A, Rev., VRDO, 0.160%, 12/03/12	7,000
2,875	Series C, Rev., VRDO, 0.170%, 12/03/12	2,875
8,050	Series F, Rev., VRDO, 0.150%, 12/07/12	8,050
100	Series H, Rev., VRDO, 0.180%, 12/03/12	100

		18,025

	Missouri — 0.6%
34,650	City of St. Louis Missouri Airport, Series DB-161, Rev., VRDO, NATL-RE, 0.200%, 12/07/12	34,650
11,810	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	11,810
1,575	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 12/07/12	1,575
41,385	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, 0.160%, 12/07/12	41,385
7,030	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/03/12	7,030

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — Continued
9,900	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.170%, 12/03/12	9,900

		106,350

	Nebraska — 0.2%
18,805	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	18,805
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.180%, 12/07/12	17,995

		36,800

	Nevada — 1.2%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	32,600
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.180%, 12/07/12	29,880
	Deutsche Bank Spears/Lifers Trust Various States,
22,820	Series DB-663, GO, VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	22,820
7,160	Series DBE-643, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	7,160
12,735	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	12,735
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	19,970
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 12/07/12	10,900
3,075	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 12/07/12	3,075
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.170%, 12/07/12	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.170%, 12/07/12	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	12,710

		199,180

	New Hampshire — 0.2%
11,300	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.150%, 12/07/12	11,300
17,145	New Hampshire Health & Education Facilities Authority, University System, Series B, Rev., VRDO, 0.190%, 12/03/12	17,145
12,420	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.230%, 12/07/12	12,420

		40,865

	New Jersey — 6.1%
	Deutsche Bank Spears/Lifers Trust Various States,
37,175	Series DB-297, Rev., VRDO, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	37,175
36,115	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	36,115
11,885	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 12/07/12	11,885
48,005	Series DB-447, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	48,005
39,350	Series DB-624, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 12/07/12	39,350

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.190%, 12/07/12	37,910
5,560	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	5,560
14,365	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 12/07/12	14,365
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
17,200	Series R, Rev., VRDO, 0.170%, 12/07/12	17,200
74,500	Series V, Rev., VRDO, AMT, 0.160%, 12/07/12	74,500
525,000	State of New Jersey, Series C, Rev., TRAN, 2.500%, 06/27/13	531,453
102,600	Township of Woodbridge, GO, 1.500%, 08/23/13	103,341
83,615	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC-TCRS, Bank of New York, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	83,615

		1,040,474

	New Mexico — 0.1%
18,275	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., 0.160%, 12/07/12	18,275

	New York — 16.1%
20,520	Albany New York Bond, GO, 1.000%, 07/05/13	20,605
	Austin Trust Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.260%, 12/07/12	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.190%, 12/07/12	15,260
19,355	Deutsche Bank Spears/Lifers Trust Various States, Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12 (e)	19,355
10,360	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,360
	Eclipse Funding Trust, Solar Eclipse, New York,
6,350	Series 2006-0045, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.160%, 12/07/12	6,350
20,640	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	20,640
32,479	Liverpool Central School District, Series A, GO, 1.000%, 06/14/13	32,600
	Metropolitan Transportation Authority,
62,795	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.150%, 12/07/12	62,795
16,400	Series A-2, Rev., VRDO, 0.140%, 12/07/12	16,400
113,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 12/07/12	113,500
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/03/12	1,800
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.170%, 12/07/12	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.170%, 12/07/12	19,050
	New York City,
10,930	Series A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.190%, 12/03/12	10,930
29,100	Series B2, Subseries B-4, GO, VRDO, 0.200%, 12/07/12	29,100
12,420	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.180%, 12/03/12	12,420
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	11,500
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.160%, 12/07/12	112,600
11,570	Series G, Subseries G-5, GO, VRDO, 0.140%, 12/03/12	11,570
1,000	Series H, Subseries H-3, GO, VRDO, AGM, 0.170%, 12/03/12	1,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	6,950
44,480	Subseries A-3, GO, VRDO, 0.140%, 12/03/12	44,480
17,850	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.160%, 12/07/12	17,850
12,750	Subseries A-4, GO, VRDO, 0.140%, 12/07/12	12,750
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.170%, 12/07/12	11,000
8,750	Subseries A-6, GO, VRDO, LOC: Helaba, 0.170%, 12/07/12	8,750
5,000	Subseries C-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 12/07/12	5,000
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.140%, 12/07/12	13,090
7,700	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.170%, 12/03/12	7,700
5,800	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.170%, 12/03/12	5,800
850	Subseries G-6, GO, VRDO, 0.180%, 12/03/12	850
13,265	Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 12/03/12	13,265
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.150%, 12/03/12	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.150%, 12/03/12	1,325
2,825	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	2,825
12,610	New York City Housing Development Corp., Multi-Family Housing, Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	12,610
22,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 12/07/12	22,000
7,850	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Non AMT, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	7,850
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 12/07/12	7,255
5,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	5,900
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	13,600
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/12	4,300
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	4,760
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/12	7,800
8,645	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.200%, 12/07/12	8,645
2,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	2,930
4,100	New York City Industrial Development Agency, Korean Air Lines Co., Ltd. Project, Series C, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 12/07/12	4,100
9,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.180%, 12/07/12	9,200
	New York City Municipal Water Finance Authority,
56,730	Series F, Subseries F-2, Rev., VRDO, 0.170%, 12/03/12	56,730
36,040	Subseries B-2, Rev., VRDO, 0.170%, 12/03/12	36,040
85,425	Subseries B-3, Rev., VRDO, 0.180%, 12/03/12	85,425

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	New York City Municipal Water Finance Authority, 2nd Generation,
35,850	Series DD-1, Class A, Rev., VRDO, 0.150%, 12/03/12	35,850
5,700	Series DD-2, Rev., VRDO, 0.140%, 12/03/12	5,700
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
50,000	Series BB-1, Rev., VRDO, 0.200%, 12/03/12	50,000
22,230	Series BB-2, Rev., VRDO, 0.200%, 12/03/12	22,230
850	Series CC-1, Rev., VRDO, 0.170%, 12/03/12	850
75,050	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.180%, 12/03/12	75,050
3,550	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD-3A, Rev., VRDO, 0.160%, 12/03/12	3,550
50,455	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-3, Rev., VRDO, 0.140%, 12/07/12	50,455
	New York City Transitional Finance Authority,
12,760	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.180%, 12/07/12	12,760
6,310	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.150%, 12/07/12	6,310
19,965	Subseries 2-F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.190%, 12/03/12	19,965
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.180%, 12/07/12	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.170%, 12/07/12	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
47,400	Series B, Rev., VRDO, 0.190%, 12/03/12	47,400
42,700	Series C, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.170%, 12/07/12	42,700
4,400	Subseries A-6, Rev., VRDO, 0.160%, 12/03/12	4,400
37,250	Subseries C-4, Rev., VRDO, LOC: Helaba, 0.160%, 12/03/12	37,250
2,415	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/03/12	2,415
	New York City Transitional Finance Authority, New York City Recovery,
3,160	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	3,160
25,965	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.190%, 12/03/12	25,965
6,550	Series 3, Subseries 3-H, Rev., VRDO, 0.170%, 12/03/12	6,550
	New York City, Fiscal 2008,
62,040	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/03/12	62,040
4,150	Subseries J-9, GO, VRDO, 0.130%, 12/07/12	4,150
15,000	New York Liberty Development Corp., Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.220%, 12/07/12	15,000
	New York Liberty Development Corp., World Trade Center,
303,040	Series A, Rev., VAR, 0.250%, 05/22/13	303,040
20,000	Series A, Rev., VRDO, 0.250%, 05/22/13	20,000
18,685	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.220%, 12/07/12	18,685
13,600	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VRDO, LIQ: Citibank N.A., 0.170%, 12/07/12	13,600
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 12/07/12	20,800
6,700	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.150%, 12/07/12	6,700
85,175	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.150%, 12/07/12	85,175

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	15,680
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/12	10,490
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/03/12	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	4,100
33,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	33,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.160%, 12/07/12	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/07/12	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	7,200
12,730	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank, 0.210%, 12/03/12	12,730
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 12/07/12	9,600
93,600	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/12	93,600
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	7,400
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	18,250
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/07/12	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	7,050
21,645	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/12	21,645
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.180%, 12/07/12	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/12	11,300
59,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 12/07/12	59,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/12	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	7,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	100
	New York State Housing Finance Agency, Worth Street,
3,400	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	3,400
2,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	2,100
6,000	New York State Thruway Authority, Series 3134X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 12/07/12	6,000
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/12	18,275
37,000	Sachem Central School District, GO, 1.000%, 06/20/13	37,146
	Triborough Bridge & Tunnel Authority,
40,000	Series F, Rev., VRDO, 0.250%, 12/03/12	40,000
7,685	Subseries B-3, Rev., VRDO, 0.200%, 12/07/12	7,685
25,417	Union Endicott Central School District, GO, 1.250%, 06/27/13	25,550
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	17,890

		2,746,761

	North Carolina — 3.4%
28,295	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.180%, 12/07/12	28,295
	City of Charlotte, Douglas International,
30,570	Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	30,570
17,030	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	17,030
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.170%, 12/07/12	6,820
1,700	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.170%, 12/07/12	1,700
83,900	City of Raleigh, DownTown Improvement Project, Series B-1, COP, VRDO, 0.150%, 12/07/12	83,900
16,620	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/07/12	16,620
	Mecklenburg County,
29,440	Series B, GO, VRDO, 0.180%, 12/07/12	29,440
28,375	Series D, GO, VRDO, 0.260%, 06/28/13 (i)	28,375
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/12	48,000
17,315	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	17,315
43,350	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	43,350
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.170%, 12/07/12	25,000
	North Carolina State University at Raleigh,
66,605	Series A, Rev., VRDO, 0.150%, 12/07/12	66,605
24,185	Series B, Rev., VRDO, 0.160%, 12/07/12	24,185
22,250	University of North Carolina at Chapel Hill, Series B, Rev., VRDO, 0.150%, 12/07/12	22,250
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/07/12	19,800
	University of North Carolina at Chapel Hill, University Hospital,
31,790	Series A, Rev., VRDO, 0.160%, 12/03/12	31,790
10,700	Series A, Rev., VRDO, 0.170%, 12/07/12	10,700
1,900	Series B, Rev., VRDO, 0.160%, 12/03/12	1,900
	Wake County, School,
18,100	Series A, GO, VRDO, 0.150%, 12/07/12	18,100
11,500	Series B, GO, VRDO, 0.150%, 12/07/12	11,500

		583,245

	Ohio — 0.4%
4,830	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.140%, 12/03/12	4,830

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
3,800	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	3,800
17,955	Series DBE-1092, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	17,955
11,435	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	11,435
8,685	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	8,685
1,400	Franklin County, Holy Cross Health System, Rev., VRDO, 0.140%, 12/07/12	1,400
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.170%, 12/03/12	5,495
2,340	Ohio Air Quality Development Authority, Pollution, FirstEnergy, Series B, Rev., VRDO, LOC: UBS AG, 0.170%, 12/07/12	2,340
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
11,730	Series A, Rev., VRDO, 0.190%, 12/03/12	11,730
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	5,100
500	Ohio State University, Rev., VRDO, 0.150%, 12/07/12	500

		73,270

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.210%, 12/03/12	18,355
14,700	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	14,700
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	19,700
11,625	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	11,625
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	10,490

		74,870

	Oregon — 0.3%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.180%, 12/07/12	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.160%, 12/07/12	14,000
5,100	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.170%, 12/07/12	5,100
6,725	State of Oregon Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/07/12	6,725

		49,075

	Other Territories — 3.3%
	Austin Trust Various States,
17,500	Series 2008-1090, Rev., VRDO, 0.190%, 12/07/12	17,500
7,500	Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.220%, 12/07/12	7,500
15,780	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.160%, 12/07/12	15,780
	Deutsche Bank Spears/Lifers Trust Various States,
13,630	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.180%, 12/07/12	13,630
10,285	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	10,285
12,260	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	12,260
15,595	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 12/07/12	15,595
77,045	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	77,045

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
30,430	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	30,430
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.250%, 12/07/12	19,505
27,610	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.210%, 12/07/12	27,610
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
92,313	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/12	92,313
18,542	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/12	18,542
24,315	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/12	24,315
19,230	Series M023, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 12/07/12	19,230
18,830	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 12/07/12	18,830
22,760	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 12/07/12	22,760
12,300	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 12/07/12	12,300
	Puttable Floating Option Tax-Exempt Receipts,
12,000	Series PT-4643, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 12/07/12	12,000
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 12/07/12	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	12,665
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.250%, 12/07/12	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	13,635
10,700	Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.290%, 12/07/12	10,700
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.260%, 12/07/12	11,250
24,520	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.450%, 12/07/12	24,520
6,360	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.220%, 12/07/12	6,360

		560,495

	Pennsylvania — 3.6%
46,085	Allegheny County Industrial Development Authority, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 12/03/12	46,085
	Bucks County IDA, Grand View Hospital,
12,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 12/07/12	12,500
7,800	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 12/07/12	7,800
20,270	Butler County General Authority, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.160%, 12/07/12	20,270
29,230	Dallastown Area School District, GO, VAR, 1.516%, 12/30/12	29,348
1,900	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.160%, 12/03/12	1,900
63,875	Delaware River Port Authority, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/07/12	63,875
	Deutsche Bank Spears/Lifers Trust Various States,
11,950	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	11,950
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.250%, 12/07/12	34,760
19,560	Series DBE-1111, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	19,560
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 12/07/12	11,700
14,945	Governor Mifflin School District, GO, VRDO, AGM, 0.260%, 12/07/12	14,945
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	4,810

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.160%, 12/07/12	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	17,080
79,940	Pennsylvania Higher Educational Facilities Authority, Series DBE-1021, Rev., VRDO, LIQ: Deutsche Bank AG, 0.260%, 12/07/12 (e)	79,940
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.190%, 12/07/12	1,835
42,870	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Series 92-B, Rev., VRDO, AMT, 0.180%, 12/07/12	42,870
25,200	Pennsylvania Turnpike Commission, Series ROCS-RR-II-R-12259, Rev., VRDO, BHAC-CR, AMBAC, 0.170%, 12/03/12	25,200
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 12/07/12 (p)	10,400
29,950	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	29,950
	RBC Municipal Products, Inc. Trust, Floater Certificates,
29,500	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.160%, 12/07/12 (e)	29,500
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.160%, 12/07/12	19,900
20,000	Series E-36, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.160%, 12/07/12	20,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	14,000
30,070	Upper Saint Clair Township, GO, VRDO, AGM, 0.260%, 12/07/12	30,070
14,080	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	14,080

		616,733

	Rhode Island — 0.3%
14,155	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/07/12	14,155
1,940	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	1,940
6,650	Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.160%, 12/07/12	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.220%, 12/07/12	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.220%, 12/07/12	22,840

		52,585

	South Carolina — 0.6%
15,075	Charleston Educational Excellence Finance Corp., Series ROCS-RR-II-R-481X, Rev., VRDO, AGC-IGC, LIQ: Citibank N.A., 0.180%, 12/07/12	15,075
100	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/03/12	100
10,725	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.180%, 12/07/12	10,725
30,600	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	30,600
27,200	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.190%, 12/03/12	27,200
700	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	700
1,115	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/12	1,115
2,950	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 12/07/12	2,950

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Carolina — Continued
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.170%, 12/07/12	10,000

		109,105

	South Dakota — 0.5%
13,210	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1018, Rev., VAR, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
12,000	Series C, Rev., VRDO, AMT, 0.190%, 12/07/12	12,000
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/12	19,200
12,900	Series C-2, Rev., VRDO, 0.220%, 12/07/12	12,900
22,750	Series G, Rev., VRDO, 0.200%, 12/07/12	22,750

		80,060

	Tennessee — 1.1%
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/12	14,675
6,005	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.160%, 12/07/12	6,005
4,735	Sevier County Public Building Authority, Local Government Public Improvement, Series M-1, Rev., VRDO, 0.240%, 12/07/12	4,735
4,225	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 12/07/12	4,225
	Shelby County, Public Improvement School,
78,990	Series B, GO, VRDO, 0.150%, 12/07/12	78,990
84,025	Series B, GO, VRDO, 0.160%, 12/07/12	84,025

		192,655

	Texas — 7.7%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.220%, 12/07/12	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.220%, 12/07/12	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	9,100
16,250	City of Houston Water and Sewer System, Series 37TPZ, Rev., VRDO, 0.170%, 12/07/12	16,250
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.270%, 05/07/13	64,665
95,000	City of Houston, Tax and Revenue, GO, TRAN, 2.000%, 06/28/13	95,980
50,180	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/07/12	50,180
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 12/07/12	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
5	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	5
30,900	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	30,900
64,995	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	64,995
22,425	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	22,425
41,020	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	41,020
92,595	Series DB-620, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	92,595
27,865	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.230%, 12/07/12 (e)	27,865

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
10,620	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,620
15,685	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	15,685
9,935	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	9,935
24,025	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	24,025
30,000	Harris County Industrial Development Corp., HOFTOC LLC Project, Rev., VRDO, 0.180%, 12/07/12	30,000
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.170%, 12/07/12	30,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., LIQ: Wells Fargo Bank N.A., 0.180%, 12/07/12	37,730
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.270%, 12/07/12	600
11,745	Puttable Floating Option Tax-Exempt Receipts, Series MT-715, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	11,745
8,600	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	8,600
540,400	State of Texas, Rev., TRAN, 2.500%, 08/30/13	549,549
16,000	Tarrant County Cultural Education Facilities Finance Corp., Series B, Rev., VRDO, 0.140%, 12/07/12	16,000
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	8,700
9,350	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 12/07/12	9,350
955	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/12	955
20,235	Wells Fargo Stage Trust, Series 61C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12	20,235

		1,319,649

	Utah — 1.3%
73,100	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.220%, 12/07/12	73,100
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	10,080
	Utah Housing Corp., Single Family Mortgage,
5,900	Series A, Class I, Rev., VRDO, 0.160%, 12/07/12 (p)	5,900
5,905	Series E-1, Class I, Rev., VRDO, 0.210%, 12/07/12	5,905
10,520	Series I, Rev., VRDO, 0.180%, 12/07/12	10,520
	Utah Housing Finance Agency, Single Family Mortgage,
2,610	Series C-1, Class I, Rev., VRDO, 0.210%, 12/07/12	2,610
7,290	Series D-1, Rev., VRDO, AMT, 0.180%, 12/07/12	7,290
7,400	Series E-1, Rev., VRDO, AMT, 0.180%, 12/07/12	7,400
6,285	Series F-2, Class I, Rev., VRDO, 0.180%, 12/07/12	6,285
	Utah Transit Authority, Sales Tax Revenue,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.160%, 12/07/12	13,500
47,300	Series B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.190%, 12/03/12	47,300
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.190%, 12/03/12	6,000

		220,890

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.170%, 12/07/12	15,475
8,145	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 12/07/12 (p)	8,145

		23,620

	Virginia — 0.9%
2,155	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/12	2,155
34,025	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.260%, 12/07/12	34,025
23,810	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	23,810
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/12	9,500
12,675	Smyth County IDA, Series D, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.170%, 12/07/12	12,675
3,245	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.190%, 12/03/12	3,245
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.190%, 12/03/12	34,865
30,200	Virginia Small Business Financing Authority, Carilion Clinic, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 12/03/12	30,200

		150,475

	Washington — 1.9%
10,945	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,945
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	10,580
27,800	King County Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.170%, 12/07/12	27,800
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.190%, 12/07/12	144,825
625	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/07/12	625
34,800	State of Washington, Series VR-96A, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 12/07/12	34,800
21,340	State of Washington, MERLOTS, Series B-22, GO, VRDO, AGM, 0.270%, 05/07/13	21,340
4,500	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 12/07/12	4,500
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 12/07/12	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/07/12	2,545
270	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/03/12	270
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	13,600
16,500	Washington State Housing Finance Commission, Multi-Family Housing, Non AMT, Non ACE, Willow Tree, Rev., VRDO, FHLMC, LOC: Bank of America N.A., 0.190%, 12/07/12	16,500
11,075	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.170%, 12/07/12	11,075
4,590	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/12	4,590

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
20,370	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	20,370

		327,300

	Wisconsin — 1.2%
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	19,940
38,155	Wisconsin Health & Educational Facilities Authority, Series 2113, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 12/07/12	38,155
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,600	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	14,600
1,965	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 12/03/12	1,965
	Wisconsin Housing & EDA,
4,200	Series A, Rev., VRDO, 0.180%, 12/07/12	4,200
3,835	Series A, Rev., VRDO, 0.180%, 12/07/12	3,835
14,920	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	14,920
25,695	Series A, Rev., VRDO, 0.230%, 12/07/12	25,695
46,035	Series D, Rev., VRDO, 0.230%, 12/07/12	46,035
27,980	Series E, Rev., VRDO, AMT, LOC: Fortis Bank S.A., 0.550%, 12/07/12	27,980

		197,325

	Wyoming — 0.1%
1,600	Lincoln County, PCR, Exxon Project, Series B, Rev., VRDO, 0.160%, 12/03/12	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.200%, 12/03/12	12,600

		14,200

	Total Municipal Bonds (Cost $15,734,265)	15,734,265

Municipal Commercial Paper — 2.3% (n)
	California — 0.8%
	California Statewide Communities Development Authority,
35,000	Series 08-C, 0.250%, 05/01/13	35,000
45,000	Series 9B-1, 0.250%, 07/01/13 (m)	45,000
19,000	Series 9B-3, 0.250%, 07/01/13	19,000
27,000	Series B-5, 0.230%, 03/18/13	27,000
15,865	Series C, 0.230%, 03/18/13	15,865

		141,865

	Florida — 0.2%
40,000	Gainesville Utility Systems, Series C, 0.290%, 02/04/13	40,000

	Nebraska — 0.4%
68,500	Lincoln Nebraska Electric System, 0.250%, 12/05/12	68,500

	Texas — 0.3%
54,000	Harris County, Series C, 0.220%, 01/03/13	54,000

	Wisconsin — 0.2%
25,000	State of Wisconsin, Series 08, 0.250%, 12/06/12	25,000

	Wyoming — 0.4%
48,000	County of Sweetwater, Series 88-A, 0.230%, 12/03/12	48,000
16,300	Sweetwater County Pollution Control, Pacificorp Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.160%, 12/07/12	16,300

		64,300

	Total Municipal Commercial Paper (Cost $393,665)	393,665

SHARES
Variable Rate Demand Preferred Shares — 5.6%
34,200	BlackRock Muni Income Investment Trust, LIQ: Bank of America N.A., 0.260%, 12/07/12 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, LIQ: Bank of America N.A., 0.380%, 12/07/12 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.380%, 12/07/12 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Bank of America N.A., 0.260%, 12/07/12 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Bank of America N.A., 0.260%, 12/07/12 # (e)	22,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — Continued
27,600	BlackRock New York Muni Income Trust II, LIQ: Bank of America N.A., 0.260%, 12/07/12 # (e)	27,600
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Citibank N.A., 0.340%, 12/07/12 # (e)	14,100
59,200	Nuveen California Dividend Advantage Municipal Fund, LIQ: Citibank N.A., 0.340%, 12/07/12 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	20,000
36,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	36,000
143,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	143,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.260%, 12/07/12 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Citibank N.A., 0.300%, 12/07/12 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	47,400
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	17,500
40,000	Nuveen Premier Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.260%, 12/07/12 # (e)	40,000
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.260%, 12/07/12 # (e)	96,700
35,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.260%, 12/07/12 # (e)	35,000

	Total Variable Rate Demand Preferred Shares (Cost $963,000 )	963,000

	Total Investments — 99.9% (Cost $17,090,930)*	17,090,930
	Other Assets in Excess of Liabilities — 0.1%	12,854

	NET ASSETS — 100.0%	$17,103,784

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
SCAGO	—	South Carolina Association of Governmental Organizations
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.

†	Filed for bankruptcy on November 8, 2010.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,090,930	$—	$17,090,930

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.2%
	Accredited Mortgage Loan Trust,
757	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34 (m)	721
436	Series 2006-2, Class A3, VAR, 0.358%, 09/25/36 (m)	397
308	AH Mortgage, Series SART-1, Class A1R, 2.230%, 05/10/43 (e) (m)	309
478	Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.452%, 01/25/35 (m)	397
170	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.258%, 12/25/36	110
1,456	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,457
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	830
10	Series 2004-1, Class 3A, VAR, 0.767%, 04/25/34 (m)	9
730	Series 2004-1, Class M1, VAR, 0.957%, 03/25/34 (m)	659
284	Series 2004-1, Class M2, VAR, 1.033%, 03/25/34 (m)	269
415	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	417
	Countrywide Home Equity Loan Trust,
78	Series 2004-I, Class A, VAR, 0.498%, 02/15/34 (m)	57
95	Series 2004-K, Class 2A, VAR, 0.508%, 02/15/34 (m)	80
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.957%, 02/25/34	951
479	Series 2004-1, Class M2, VAR, 1.033%, 02/25/34	448
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.658%, 03/25/35	667
500	Series 2005-3, Class M1, VAR, 0.687%, 07/25/35	490
144	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.047%, 02/25/33	123
	Park Place Securities, Inc.,
700	Series 2004-WHQ2, Class M2, VAR, 0.838%, 02/25/35	690
800	Series 2005-WHQ3, Class M2, VAR, 0.658%, 06/25/35	682
502	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	511
	RAMP Trust,
1,610	Series 2005-EFC6, Class M1, VAR, 0.618%, 11/25/35	1,385
473	Series 2006-EFC1, Class A2, VAR, 0.407%, 02/25/36	458
272	Series 2006-RS1, Class AI2, VAR, 0.438%, 01/25/36	242
	RASC Trust,
1,679	Series 2006-KS1, Class A4, VAR, 0.507%, 02/25/36	1,541
1,256	Series 2006-KS2, Class A3, VAR, 0.398%, 03/25/36	1,247
214	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	217

	Total Asset-Backed Securities (Cost $14,331)	15,364

Collateralized Mortgage Obligations — 8.2%
	Agency CMO — 1.4%
	Federal Home Loan Mortgage Corp. REMICS,
277	Series 2779, Class SM, IF, IO, 6.942%, 10/15/18	15
129	Series 2980, Class QB, 6.500%, 05/15/35	149
86	Series 3218, Class AS, IF, IO, 6.372%, 09/15/36	17
2,396	Series 3370, Class SH, IF, IO, 6.242%, 10/15/37	479
231	Series 3387, Class SB, IF, IO, 6.212%, 11/15/37	43
148	Series 3762, Class JS, IF, IO, 6.492%, 04/15/35	10
387	Series 3803, Class DS, IF, IO, 6.392%, 11/15/35	32
85	Series 3976, Class AI, IO, 3.500%, 08/15/29	7
166	Series 3984, Class NS, IF, IO, 6.392%, 01/15/40	33
731	Series 4027, Class SL, IF, IO, 5.712%, 04/15/42	168
520	Series 4057, Class SA, IF, IO, 5.842%, 04/15/39	117
99	Series 4077, Class SM, IF, IO, 6.492%, 08/15/40	25
482	Series 4086, Class TS, IF, IO, 5.892%, 04/15/37	113
241	Series 4097, Class SL, IF, IO, 5.942%, 06/15/41	53

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association REMICS,
1,475	Series 2004-17, Class DS, IF, IO, 6.942%, 11/25/32	82
697	Series 2006-3, Class SB, IF, IO, 6.492%, 07/25/35	96
241	Series 2006-125, Class SA, IF, IO, 6.513%, 01/25/37	40
5,369	Series 2007-109, Class GI, IF, IO, 5.862%, 12/25/37	1,003
889	Series 2008-17, Class KS, IF, IO, 6.143%, 11/25/37	136
699	Series 2008-71, Class SB, IF, IO, 6.277%, 10/25/29	27
361	Series 2010-99, Class SD, IF, IO, 5.893%, 03/25/39	34
557	Series 2011-145, Class PS, IF, IO, 6.402%, 04/25/30	104
415	Series 2012-17, Class JS, IF, IO, 6.442%, 11/25/30	74
98	Series 2012-20, Class JS, IF, IO, 5.793%, 10/25/38	22
173	Series 2012-24, Class S, IF, IO, 5.293%, 05/25/30	19
645	Series 2012-36, Class SN, IF, IO, 6.243%, 04/25/42	157
298	Series 2012-47, Class SD, IF, IO, 6.243%, 05/25/42	76
893	Series 2012-58, Class SM, IF, IO, 6.293%, 06/25/42	195
	Federal National Mortgage Association STRIPS,
181	Series 366, Class 18, IO, 4.000%, 11/01/20	14
829	Series 390, Class C7, IO, 4.000%, 07/25/23	51
1,262	Series 390, Class C8, IO, 4.500%, 07/25/23	90
44	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	50
148	Government National Mortgage Association, Series 2012-93, Class MS, IF, IO, 6.442%, 07/20/42	34

		3,565

	Non-Agency CMO — 6.8%
821	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	830
117	Banc of America Funding Corp., Series 2006-3, Class 4A19, 5.750%, 03/25/36 (m)	117
	Banc of America Mortgage Trust,
247	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	247
643	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	594
2,436	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	2,479
184	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	185
	CS First Boston Mortgage Securities Corp.,
114	Series 2003-29, Class 7A1, 6.500%, 12/25/33	118
388	Series 2004-5, Class 4A1, 6.000%, 09/25/34	399
358	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.628%, 02/25/20	369
332	First Horizon Mortgage Pass-Through Trust, Series 2005-6, Class 1A1, 5.500%, 11/25/35	335
556	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	545
53	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	54
883	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	938
283	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	277
329	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	301
165	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	162
	RALI Trust,
378	Series 2003-QS16, Class A1, 5.000%, 08/25/18	386
580	Series 2003-QS20, Class A1, 5.000%, 11/25/18	598
1,861	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,388
146	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	143
	RESI Finance LP, (Cayman Islands),
1,350	Series 2003-C, Class B3, VAR, 1.609%, 09/10/35 (e)	988

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
297	Series 2003-D, Class B3, VAR, 1.509%, 12/10/35 (e)	228
502	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	452
	Springleaf Mortgage Loan Trust,
1,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	983
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	254
182	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	182
	Wells Fargo Mortgage-Backed Securities Trust,
207	Series 2005-16, Class A8, 5.750%, 01/25/36	224
1,370	Series 2006-3, Class A9, 5.500%, 03/25/36	1,382
669	Series 2006-11, Class A8, 6.000%, 09/25/36	663
1,050	Series 2007-8, Class 2A8, 6.000%, 07/25/37	1,053

		16,874

	Total Collateralized Mortgage Obligations (Cost $18,483)	20,439

Commercial Mortgage-Backed Securities — 5.6%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,828
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,481
1,390	Series 2005-T20, Class A4A, VAR, 5.302%, 10/12/42 (m)	1,549
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,195
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,342
205	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.328%, 09/15/21 (e)	204
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.874%, 05/12/39	1,651
332	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	333
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	217

	Total Commercial Mortgage-Backed Securities (Cost $12,011)	13,800

Corporate Bonds — 34.6%
	Consumer Discretionary — 4.8%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	282

	Automobiles — 0.2%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	551

	Broadcasting & Cable TV — 0.5%
500	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	540
50	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	53
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	644

		1,237

	Gaming — 0.4%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (e)	368
335	11.250%, 06/01/17	360
	MGM Resorts International,
135	6.750%, 10/01/20 (e)	136
115	7.625%, 01/15/17	122

		986

	Hotels, Restaurants & Leisure — 0.3%
405	Darden Restaurants, Inc., 6.800%, 10/15/37	516
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	238

		754

	Household Durables — 0.2%
100	Jarden Corp., 7.500%, 05/01/17	112
440	Sealy Mattress Co., 8.250%, 06/15/14	442

		554

	Leisure Equipment & Products — 0.1%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16	285

	Media — 2.4%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	563
275	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e)	276

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
975	Comcast Corp., 6.500%, 01/15/17	1,183
	DISH DBS Corp.,
60	6.750%, 06/01/21	68
60	7.125%, 02/01/16	67
60	7.875%, 09/01/19	71
350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22 (e)	350
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,209
	News America, Inc.,
525	6.400%, 12/15/35	657
220	6.900%, 08/15/39	293
233	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	240
770	Time Warner Cable, Inc., 7.500%, 04/01/14	838

		5,815

	Specialty Retail — 0.4%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	266
300	J. Crew Group, Inc., 8.125%, 03/01/19	315
250	Michael’s Stores, Inc., 7.750%, 11/01/18	271

		852

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
415	6.375%, 12/15/20	456
60	8.000%, 12/15/16	67

		523

	Total Consumer Discretionary	11,839

	Consumer Staples — 3.7%
	Beverages — 0.4%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	930
100	Constellation Brands, Inc., 7.250%, 09/01/16	115

		1,045

	Food & Staples Retailing — 1.4%
1,468	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,733
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	706
55	Rite Aid Corp., 7.500%, 03/01/17	57
85	SUPERVALU, Inc., 8.000%, 05/01/16	78
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	914

		3,488

	Food Products — 1.2%
250	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	264
350	Del Monte Corp., 7.625%, 02/15/19	359
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	564
	Mondelez International, Inc.,
950	5.375%, 02/10/20	1,156
485	6.125%, 02/01/18	593

		2,936

	Household Products — 0.2%
400	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	422
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	48

		470

	Tobacco — 0.5%
272	Altria Group, Inc., 9.700%, 11/10/18 (m)	384
725	Philip Morris International, Inc., 5.650%, 05/16/18	886

		1,270

	Total Consumer Staples	9,209

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	101
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,160
45	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	48
475	ConocoPhillips, 6.500%, 02/01/39	675
150	Encore Acquisition Co., 9.500%, 05/01/16	161
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (e)	388
250	Peabody Energy Corp., 6.250%, 11/15/21	259
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	675

	Total Energy	3,467

	Financials — 9.7%
	Capital Markets — 2.0%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	85
890	5.950%, 01/18/18	1,030
530	6.150%, 04/01/18	619
	Lehman Brothers Holdings, Inc.,
850	0.000%, 12/30/16 (d)	192
1,350	0.000%, 12/30/16 (d)	306
3,795	5.857%, 12/31/49 (d) (i)	—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
885	3.450%, 11/02/15	916
395	5.500%, 01/26/20	440
560	6.625%, 04/01/18	652
630	UBS AG, (Switzerland), 5.875%, 12/20/17	750

		4,990

	Commercial Banks — 2.3%
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	459
740	5.650%, 05/01/18 (m)	857
690	6.500%, 08/01/16 (m)	802
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,439
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,097

		5,654

	Consumer Finance — 1.4%
295	Ally Financial, Inc., 6.250%, 12/01/17 (m)	326
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	948
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	220
220	6.625%, 08/15/17	256
1,469	HSBC Finance Corp., 6.676%, 01/15/21	1,746

		3,496

	Diversified Financial Services — 1.2%
	Citigroup, Inc.,
435	5.375%, 08/09/20	513
400	5.500%, 10/15/14	430
12	6.000%, 08/15/17	14
43	8.500%, 05/22/19	58
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,388
750	International Lease Finance Corp., 8.625%, 09/15/15	835

		3,238

	Insurance — 2.1%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,037
875	MetLife, Inc., 6.750%, 06/01/16	1,045
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,600
305	Prudential Financial, Inc., 6.200%, 11/15/40	372

		5,054

	Real Estate Investment Trusts (REITs) — 0.3%
625	Health Care REIT, Inc., 4.700%, 09/15/17	697

	Thrifts & Mortgage Finance — 0.4%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	923

	Total Financials	24,052

	Health Care — 1.2%
	Health Care Equipment & Supplies — 0.1%
50	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18	47
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e) (m)	364

		411

	Health Care Providers & Services — 0.6%
750	HCA, Inc., 8.000%, 10/01/18	870
85	Health Management Associates, Inc., 6.125%, 04/15/16	92
50	Tenet Healthcare Corp., 8.000%, 08/01/20	54
295	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	5
370	WellPoint, Inc., 5.800%, 08/15/40	442

		1,463

	Pharmaceuticals — 0.5%
400	Mylan, Inc., 7.875%, 07/15/20 (e)	472
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	682

		1,154

	Total Health Care	3,028

	Industrials — 2.0%
	Aerospace & Defense — 0.0% (g)
55	Sequa Corp., 11.750%, 12/01/15 (e)	57

	Commercial Services & Supplies — 0.1%
215	Geo Group, Inc. (The), 7.750%, 10/15/17	232

	Electrical Equipment — 0.1%
100	General Cable Corp., 5.750%, 10/01/22 (e)	102

	Industrial Conglomerates — 0.9%
960	General Electric Co., 5.250%, 12/06/17	1,136
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,120

		2,256

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — 0.2%
400	Oshkosh Corp., 8.500%, 03/01/20	445

	Road & Rail — 0.7%
500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18 (m)	556
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	1,108
125	United Rentals North America, Inc., 9.250%, 12/15/19	142

		1,806

	Total Industrials	4,898

	Information Technology — 1.8%
	Communications Equipment — 0.4%
230	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	152
117	Avaya, Inc., 10.875%, 11/01/15 (m)	93
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	828

		1,073

	Computers & Peripherals — 0.1%
	Sealed Air Corp.,
5	8.125%, 09/15/19 (e)	5
245	8.375%, 09/15/21 (e)	276

		281

	Electronic Equipment, Instruments & Components — 0.3%
580	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	671

	Internet Software & Services — 0.2%
350	Sabre, Inc., 8.500%, 05/15/19 (e)	370

	IT Services — 0.4%
	First Data Corp.,
567	12.625%, 01/15/21	597
283	PIK, 10.000%, 01/15/22 (e)	287

		884

	Semiconductors & Semiconductor Equipment — 0.0% (g)
88	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	96

	Software — 0.4%
710	Oracle Corp., 6.125%, 07/08/39	963

	Total Information Technology	4,338

	Materials — 2.0%
	Chemicals — 0.4%
240	Huntsman International LLC, 5.500%, 06/30/16	241
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	533
410	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	300

		1,074

	Containers & Packaging — 0.3%
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	772

	Metals & Mining — 1.1%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	947
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	716
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	974

		2,637

	Paper & Forest Products — 0.2%
385	International Paper Co., 7.300%, 11/15/39	530

	Total Materials	5,013

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 1.8%
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	920
500	CenturyLink, Inc., 5.800%, 03/15/22 (m)	528
33	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	36
60	GCI, Inc., 8.625%, 11/15/19	64
500	Level 3 Financing, Inc., 8.125%, 07/01/19	535
40	PAETEC Holding Corp., 8.875%, 06/30/17	43
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	907
670	8.750%, 11/01/18	936
500	Windstream Corp., 7.750%, 10/01/21	528

		4,497

	Wireless Telecommunication Services — 1.2%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,960
85	iPCS, Inc., PIK, 3.563%, 05/01/14	84
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	270
505	Sprint Capital Corp., 8.750%, 03/15/32	600

		2,914

	Total Telecommunication Services	7,411

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Utilities — 5.0%
	Electric Utilities — 1.8%
630	Dominion Resources, Inc., 5.200%, 08/15/19	755
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	592
1,010	Nevada Power Co., 7.125%, 03/15/19	1,320
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	465
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	538
165	Progress Energy, Inc., 6.000%, 12/01/39	203
560	Teco Finance, Inc., 5.150%, 03/15/20	658

		4,531

	Gas Utilities — 1.9%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,113
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	524
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,723
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	930
390	Williams Partners LP, 6.300%, 04/15/40	479

		4,769

	Independent Power Producers & Energy Traders — 0.2%
	NRG Energy, Inc.,
55	7.625%, 01/15/18	61
200	8.250%, 09/01/20	222

		283

	Multi-Utilities — 1.1%
290	AES Corp., 8.000%, 10/15/17 (m)	333
220	Energy Future Holdings Corp., 10.000%, 01/15/20	234
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	521
630	Nisource Finance Corp., 6.800%, 01/15/19	768
730	Xcel Energy, Inc., 4.700%, 05/15/20	863

		2,719

	Total Utilities	12,302

	Total Corporate Bonds (Cost $78,735)	85,557

Mortgage Pass-Through Securities — 31.7%
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
19,220	TBA, 4.000%, 12/15/42	20,490
11,550	TBA, 4.500%, 12/15/42	12,362
3,715	TBA, 6.000%, 12/15/42	4,040
94	6.000%, 01/01/35	103
16	7.000%, 12/01/25 - 02/01/26	19
52	7.500%, 10/01/26 - 02/01/27	63
34	8.000%, 04/01/26 - 07/01/26	37
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 12/25/27	5,626
4,035	TBA, 5.000%, 12/25/27	4,373
	Federal National Mortgage Association, 30 Year, Single Family,
2,772	TBA, 5.000%, 01/25/42	3,006
8,555	TBA, 5.500%, 12/25/42	9,298
1,500	TBA, 6.000%, 12/25/42	1,645
304	6.500%, 04/01/29 - 03/01/35	361
101	7.000%, 02/01/35 - 03/01/35	121
6	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 12/15/42	9,260
4,300	TBA, 5.000%, 12/15/42	4,673
2,400	TBA, 6.000%, 12/15/42	2,692
339	7.000%, 09/15/31	406

	Total Mortgage Pass-Through Securities (Cost $78,598)	78,581

Supranational — 1.3%
2,760	European Investment Bank, 4.875%, 02/16/16 (Cost $2,786)	3,128

U.S. Government Agency Securities — 8.7%
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	18,925
2,140	4.875%, 12/15/16	2,508

	Total U.S. Government Agency Securities (Cost $20,940)	21,433

U.S. Treasury Obligations — 4.8%
	U.S. Treasury Bonds,
388	2.750%, 11/15/42 (m)	384
1,530	3.500%, 02/15/39 (m)	1,771
2,225	3.875%, 08/15/40 (m)	2,739
1,100	4.625%, 02/15/40 (m)	1,521
500	5.000%, 05/15/37 (m)	721
	U.S. Treasury Notes,
3,990	0.625%, 09/30/17 (m)	3,996

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
853	1.625%, 11/15/22 (m)	855

	Total U.S. Treasury Obligations (Cost $10,279)	11,987

SHARES
Common Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	12

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
487	Expiring 01/07/13. If exercised the Fund pays semi-annually 2.090% and receives quarterly floating 3 month LIBOR terminating 01/09/23, European Style. Counterparty: Credit Suisse International (r) (Cost $3)	—	(h)

PRINCIPAL AMOUNT
Short-Term Investments — 30.4%
	U.S. Treasury Obligation — 0.2%
490	U.S. Treasury Bill, 0.107%, 01/17/13 (k) (n) (Cost $490)	490

SHARES
	Investment Company — 30.2%
74,631	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) † (Cost $74,631)	74,631

	Total Short-Term Investments (Cost $75,121)	75,121

	Total Investments — 131.5% (Cost $312,051)	325,422
	Liabilities in Excess of Other Assets — (31.5)%	(77,943)

	NET ASSETS — 100.0%	$247,479

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(3,420)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/42 (Proceeds received of $3,728)	(3,707)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	10 Year U.S. Treasury Note	03/19/13	4,811	5
76	30 Year U.S. Treasury Bond	03/19/13	11,405	6
9	2 Year U.S. Treasury Note	03/28/13	1,984	— (h)
20	90 Day Eurodollar	09/15/14	4,977	4
	Short Futures Outstanding
(3)	Euro Bund	12/06/12	(557)	(4)
(32)	90 Day Eurodollar	03/18/13	(7,974)	(41)
(5)	10 Year U.S. Treasury Note	03/19/13	(668)	(3)
(14)	30 Year U.S. Treasury Bond	03/19/13	(2,101)	— (h)
(9)	2 Year U.S. Treasury Note	03/28/13	(1,984)	— (h)
(86)	5 Year U.S. Treasury Note	03/28/13	(10,726)	(14)
(32)	90 Day Eurodollar	06/17/13	(7,973)	(44)
(8)	30 Day Federal Funds	06/28/13	(3,329)	(1)
(5)	30 Day Federal Funds	07/31/13	(2,081)	(1)
(7)	90 Day Eurodollar	09/16/13	(1,744)	(6)
(7)	90 Day Eurodollar	12/16/13	(1,744)	(3)
(8)	90 Day Eurodollar	12/17/13	(1,994)	(3)
(3)	90 Day Eurodollar	03/17/14	(747)	– (h)
(20)	90 Day Eurodollar	09/14/15	(4,965)	(7)

				(112)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
64,000	AUD	Royal Bank of Scotland	03/22/13	65	66	1

64,000	CAD	Credit Suisse International	01/11/13	65	65	— (h)
32,000	CAD	Citibank, N.A.	01/22/13	33	32	(1)

46,000	EUR	Deutsche Bank AG	01/25/13	57	60	3
63,000	EUR	Union Bank of Switzerland AG	02/28/13	81	82	1

33,000	GBP	Union Bank of Switzerland AG	01/02/13	53	53	— (h)
36,000	GBP	Deutsche Bank AG	01/25/13	55	57	2

687,000	MXN	Royal Bank of Scotland	02/01/13	53	53	— (h)
807,000	MXN	Morgan Stanley	02/28/13	61	62	1

96,000	TRY	Royal Bank of Scotland	12/03/12	53	54	1
96,000	TRY	Union Bank of Switzerland AG	01/31/13	53	53	— (h)

442,000	ZAR	Royal Bank of Scotland	01/02/13	52	49	(3)
278,000	ZAR	Morgan Stanley	03/22/13	33	31	(2)
278,800	ZAR	Union Bank of Switzerland AG	03/22/13	32	31	(1)

				746	748	2

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
62,000	AUD	Credit Suisse International	01/11/13	65	65	— (h)
32,000	AUD	Morgan Stanley	03/22/13	33	33	— (h)
32,000	AUD	Union Bank of Switzerland AG	03/22/13	32	33	(1)

46,000	EUR	Deutsche Bank AG	01/25/13	56	60	(4)
135,100	EUR	Deutsche Bank AG	02/28/13	170	176	(6)
125,000	EUR	Union Bank of Switzerland AG	02/28/13	162	162	— (h)

33,000	GBP	Royal Bank of Scotland	12/03/12	54	53	1
33,000	GBP	Royal Bank of Scotland	01/02/13	53	53	— (h)
36,000	GBP	Deutsche Bank AG	01/25/13	56	58	(2)
33,000	GBP	Union Bank of Switzerland AG	01/31/13	53	53	— (h)
33,000	GBP	Royal Bank of Scotland	02/01/13	53	52	1

807,000	MXN	Royal Bank of Scotland	02/28/13	60	62	(2)

442,000	ZAR	Royal Bank of Scotland	01/02/13	52	50	2
556,800	ZAR	Royal Bank of Scotland	03/22/13	63	61	2

				962	971	(9)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585%		150	(8)	(3)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(17)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/17	2.137		150	8	(7)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		100	(14)	14
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		50	(7)	7
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		50	(7)	7
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		150	— (h)	(1)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		50	— (h)	— (h)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		50	— (h)	— (h)
Barclays Bank plc:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/17	3.051		250	23	(22)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		50	(3)	(2)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		1,200	(29)	4
Standard Chartered Bank, 0.000%, 03/28/18	1.000% quarterly	12/20/17	0.962	EUR	150	(1)	(3)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		1,150	(3)	3
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/17	0.987		600	(2)	2
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.020		1,700	(2)	3
BNP Paribas:
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		50	— (h)	(1)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(8)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		50	— (h)	(1)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		100	(14)	8
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	5
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		150	(5)	2
Deutsche Bank AG, New York:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	0.585		50	(3)	(2)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	5.025		50	— (h)	(17)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	12/20/17	1.435		150	3	(5)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/17	0.562		300	(7)	1
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/17	2.263		150	(21)	21
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	150	— (h)	(3)
Morgan Stanley Capital Services:
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	09/20/17	2.176		50	(7)	4
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	0.893		50	(3)	(2)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/17	1.118		300	1	(1)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.261		1,950	— (h)	(45)
Goodrich Corp., 6.290%, 07/01/16	1.000% quarterly	03/20/17	0.137		60	(2)	3
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	12/20/17	1.098		150	— (h)	(3)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	12/20/17	0.862		100	(1)	1
U.S. Treasury Note, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.265	EUR	250	— (h)	(6)
United Kingdom Gilt, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.183		150	(5)	2

						(130)	(54)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683%		150	(17)	3
CDX.NA.HY.15.V5	5.000% quarterly	12/20/15	1.683		100	(11)	2
CDX.NA.IG.19.V1	1.000% quarterly	12/20/17	0.987		2,950	(8)	6
iTraxx Europe 17.1	5.000% quarterly	06/20/17	4.275	EUR	200	(10)	(3)
Barclays Bank plc:
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		900	(118)	118
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		735	(97)	97
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		415	(55)	53
CDX.EM.ex-EU.18.V1	5.000% quarterly	12/20/17	2.392		300	(39)	39
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.827		260	174	(148)
BNP Paribas:
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		350	(3)	(2)
CDX.NA.HY.19.V1	5.000% quarterly	12/20/17	5.005		350	(3)	(2)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	66.949		210	116	(168)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	66.949		180	99	(153)
MCDX.NA.19.V1	1.000% quarterly	12/20/17	1.565		1,050	24	(30)
Credit Suisse International:
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	59.416		180	104	(153)
Deutsche Bank AG, New York:
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.424		130	52	(53)
iTraxx Europe 18.1	5.000% quarterly	12/20/17	4.963	EUR	350	(5)	(9)
Morgan Stanley Capital Services:
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.424		260	104	(103)
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.827		140	94	(81)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.714		150	7	(24)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	2.152		310	60	(39)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.193		1,300	127	(443)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.193		300	29	(2,098)
Union Bank of Switzerland AG:
CDX.NA.IG.9.V4	0.800% quarterly	12/20/17	1.263		200	4	(7)

						628	(3,198)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	3/20/17	1.285%	150	(1)		3
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	3/20/17	1.285	50	—	(h)	1
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	3/20/17	1.285	50	—	(h)	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	3/20/13	0.626	100	2		(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	3/20/13	0.626	100	2		(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	50	1		— (h)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	9/20/13	6.961	20	—	(h)	1
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966	25	—	(h)	4
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/13	0.915	50	2		— (h)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160	250	24		(25)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/17	3.160	100	9		(9)
Barclays Bank plc:
Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1.000% quarterly	3/20/17	1.285	1700	(17)		24
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	6/20/13	2.737	180	4		21
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	6/20/13	2.737	130	3		17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856	130	(2)		7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	50	(3)		3

Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	6/20/13	0.674	EUR	200	9	16
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	6/20/13	0.674	EUR	100	4	8
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		130	2	— (h)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		130	2	(1)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		50	1	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		30	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882		120	1	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473		100	2	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749		120	3	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749		100	3	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749		50	1	8
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	12/20/17	7.946		350	(37)	32
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915		30	— (h)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		60	(3)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994		25	(1)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	9/20/14	10.288		60	(4)	3
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103		50	1	1
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616		50	(6)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	9/20/14	10.288		20	(1)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		50	(6)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		50	(6)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149		50	(6)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		90	(11)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		90	(11)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		60	(7)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		40	(5)	4
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	0.626		130	2	1
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	6/20/13	0.932		50	2	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856		130	(2)	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856		120	(2)	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856		100	(1)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856		50	(1)	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564		50	1	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881		130	1	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882		130	1	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882		50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882		50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882		50	— (h)	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674		50	2	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	3/20/15	4.007		160	5	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915		150	2	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915		130	2	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915		130	2	7
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616		50	(6)	7
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149		130	(15)	6
Credit Suisse International:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	12/20/12	0.931		50	1	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881		100	1	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473		100	2	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473		50	1	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473		50	1	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981		50	1	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		50	(6)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196		20	(2)	2
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	3/20/13	0.626		130	3	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	9/20/16	2.400		100	10	(4)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103		250	6	1

Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	250	6		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	200	5		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	150	4		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	50	1		1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	9/20/13	6.961	10	—	(h)	—	(h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/13	4.091	100	2		4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	80	(5)		3
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	140	1		2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	120	1		2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	—	(h)
iStar Financial, Inc., 5.875%, 03/15/16	5.000% quarterly	6/20/13	1.060	50	2		1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	10	—	(h)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	50	1		6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	100	3		14
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	130	2		3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	50	1		1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	130	6		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	65	3		4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	3/20/15	4.007	130	4		6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	130	2		9
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	3/20/14	2.933	150	6		9
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149	130	(15)		6
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	9/20/16	2.400	50	5		(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/14	4.103	130	3		2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	6/20/13	2.737	50	1		—	(h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	3/20/14	6.856	130	(2)		7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	6/20/14	8.263	100	(4)		4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	80	(5)		3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	80	(5)		3
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	—	(h)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	30	—	(h)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	20	—	(h)	—	(h)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	20	—	(h)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	50	1		6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	50	1		4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	50	1		3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	50	1		3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	50	1		—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	50	1		—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	1.403	200	10		10
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	55	3		—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	50	2		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	50	2		2
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	6/20/13	15.512	50	(2)		3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	6/20/13	15.512	50	(2)		3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	6/20/13	15.512	50	(2)		3
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	10	—	(h)	6

SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196	130	(16)	11
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196	30	(4)	3
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	3/20/13	5.882	70	1	1
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.881	50	— (h)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	50	— (h)	— (h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	3/20/13	5.882	40	— (h)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/13	1.473	10	— (h)	2
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	3/20/13	0.626	50	1	— (h)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	2.513	350	37	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/17	2.825	250	28	(24)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	150	(9)	6
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/14	9.262	100	(6)	10
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564	130	2	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	0.564	100	1	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	11
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	0.497	50	1	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/13	1.749	50	1	7
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	6/20/13	0.360	80	3	(6)
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	54.966	10	— (h)	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	0.981	50	1	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	6/20/14	2.674	100	5	3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	15.591	60	(5)	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	0.915	130	2	7
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	12/20/17	3.616	150	(18)	19
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	10.149	130	(15)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	10.994	30	(1)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	9/20/14	10.288	20	(1)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	310	(35)	17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	130	(15)	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	130	(15)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	10.149	130	(15)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196	180	(22)	14
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/16	10.196	50	(6)	5

					(89)	646

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18.V2	5.000% quarterly	6/20/17	4.693%		300	7	1
CDX.NA.IG.19.V1*	1.000% quarterly	12/20/17	0.987		1150	3	(2)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	11.131		260	(202)	181
Citibank, N.A.:
CMBX.NA.A.2	0.250% monthly	3/15/49	5.260		280	(178)	132
CMBX.NA.AJ.4	0.960% monthly	2/17/51	3.057		350	(121)	113
Deutsche Bank AG, New York:
CMBX.NA.A.2	0.250% monthly	3/15/49	5.260		130	(83)	66
Morgan Stanley Capital Services:
CMBX.NA.A.2	0.250% monthly	3/15/49	5.260		130	(83)	66
CMBX.NA.AM.4	0.500% monthly	2/17/51	1.197		150	(22)	49
CMBX.NA.A.3	0.620% monthly	12/13/49	11.131		140	(109)	98
iTraxx Europe 9.1	1.750% quarterly	6/20/18	0.608	EUR	150	(4)	5
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	1/25/38	4.968		2200	(1,005)	1,321
Union Bank of Switzerland AG:
iTraxx Europe 9.1	1.750% quarterly	6/20/18	0.608	EUR	350	(9)	13

						(1,806)	2,043

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(9)
Bank of America	2.138% semi-annually	3 month LIBOR quarterly	02/23/22	174	(10)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	634	(19)
Barclays Bank plc	2.314% semi-annually	3 month LIBOR quarterly	11/02/21	348	(25)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	300	(26)
Barclays Bank plc	2.812% semi-annually	3 month LIBOR quarterly	10/30/22	828	(8)
Citibank, N.A.	2.835% semi-annually	3 month LIBOR quarterly	09/25/22	706	(9)
Credit Suisse International	0.800% semi-annually	3 month LIBOR quarterly	10/09/17	1,978	(9)
Credit Suisse International	2.600% semi-annually	3 month LIBOR quarterly	11/13/22	529	— (h)
Deutsche Bank AG, New York	0.800% semi-annually	3 month LIBOR quarterly	10/09/17	1,978	(9)
Morgan Stanley Capital Services	2.020% semi-annually	3 month LIBOR quarterly	03/02/22	174	(8)
Morgan Stanley Capital Services	2.166% semi-annually	3 month LIBOR quarterly	03/15/22	174	(10)

					(142)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	181	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	182	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	350	1
Citibank, N.A.:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	185	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	213	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	244	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	381	1
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	457	2
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	700	2
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	705	2
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	1,000	3
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,200	2
Credit Suisse International:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	231	1
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	3
Royal Bank of Scotland:
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	3
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/38	2,300	3

					28

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
MCDX	—	Municipal Bond Credit Default Swap Index
MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
TBA	—	To Be Announced
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $1,890,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,025
Aggregate gross unrealized depreciation	(4,654)

Net unrealized appreciation/depreciation	$13,371

Federal income tax cost of investments	$312,051

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$12	$—		$—		$12

Debt Securities
Asset-Backed Securities	—	15,147		217		15,364
Collateralized Mortgage Obligations
Agency CMO	—	3,565		—		3,565
Non-Agency CMO	—	16,438		436		16,874

Total Collateralized Mortgage Obligations	—	20,003		436		20,439

Commercial Mortgage-Backed Securities	—	13,800		—		13,800
Corporate Bonds
Consumer Discretionary	—	11,839		—		11,839
Consumer Staples	—	9,209		—		9,209
Energy	—	3,467		—		3,467
Financials	—	24,052		—	(a)	24,052
Health Care	—	3,028		—		3,028
Industrials	—	4,898		—		4,898
Information Technology	—	4,338		—		4,338
Materials	—	5,013		—		5,013
Telecommunication Services	—	7,411		—		7,411
Utilities	—	12,302		—		12,302

Total Corporate Bonds	—	85,557		—	(a)	85,557

Mortgage Pass-Through Securities	—	78,581		—		78,581
Supranational	—	3,128		—		3,128
U.S. Government Agency Securities	—	21,433		—		21,433
U.S. Treasury Obligations	—	11,987		—		11,987
Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	—	(a)	—		—	(a)
Short-Term Investments
Investment Company	74,631	—		—		74,631
U.S. Treasury Obligation	—	490		—		490

Total Investments in Securities	$74,643	$250,126		$653	*	$325,422

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(3,707)		$—		$(3,707)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15	$—	$15
Futures Contracts	15	—	—	15
Swaps	—	1,132	—	1,132

Total Appreciation in Other Financial Instruments	$15	$1,147	$—	$1,162

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(22)	$—	$(22)
Futures Contracts	(127)	—	—	(127)
Swaps	—	(3,206)	—	(3,206)

Total Depreciation in Other Financial Instruments	$(127)	$(3,228)	$—	$(3,355)

(a)	Amount rounds to less than $1,000.
*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $653,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$—	$—	$3	$—		$286	$(72)	$—	$—	$217
Collateralized Mortgage Obligations - Non Agency CMO	—	—	1	—		435	—	—	—	436
Corporate Bonds - Financials	1,113	113	135	—	(a)	2,016	(3,377)	—	—	—	(a)

	$1,113	$113	$139	$—	(a)	$2,737	$(3,449)	$—	$—	$653

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $4,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 29, 2013